UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices)	(Zip code)

Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/13

Date of reporting period:	9/30/13

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 127.3%

CORPORATE DEBT — 30.1%
Aerospace & Defense — 1.1%
United Technologies Corp. FRN 0.530% 12/02/13	$18,200,000	$18,210,374

Agriculture — 0.7%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	11,716,800

Banks — 7.7%
Abbey National Treasury Services PLC FRN 1.844% 4/25/14	2,100,000	2,116,203
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,410,320
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,431,500
Banco Santander Brazil SA FRN (a) 2.352% 3/18/14	1,200,000	1,198,662
Banco Santander Chile FRN (a) 1.866% 1/19/16	1,000,000	1,005,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (a) 4.125% 11/09/22	7,800,000	7,156,500
Bank of India (b) 6.250% 2/16/21	3,700,000	3,739,375
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,025,900
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	522,500
BBVA Bancomer SA (a) 6.500% 3/10/21	2,400,000	2,496,000
BBVA US Senior SA FRN 2.388% 5/16/14	6,000,000	6,049,728
BNP Paribas SA FRN 1.169% 1/10/14	3,700,000	3,706,808
Credit Suisse New York 2.200% 1/14/14	800,000	804,133
Dexia Credit Local SA (a) 2.750% 4/29/14	42,345,000	42,881,088
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,068,750
Groupe BPCE (a) 2.375% 10/04/13	400,000	400,022
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	804,202
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,516,589
ICICI Bank Ltd. (b) 5.500% 3/25/15	2,200,000	2,280,698

	Principal Amount	Value
Intesa Sanpaolo SpA FRN (a) 2.662% 2/24/14	$1,800,000	$1,809,922
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,386,602
Korea Development Bank 3.500% 8/22/17	900,000	944,377
Korea Development Bank 8.000% 1/23/14	1,000,000	1,022,147
LBG Capital No.2 PLC GBP (c) 9.125% 7/15/20	3,000,000	5,245,239
National Australia Bank Ltd. FRN (a) 0.989% 4/11/14	6,800,000	6,824,181
Nordea Bank AB (a) 2.125% 1/14/14	400,000	401,987
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,473,250
Sumitomo Mitsui Banking Corp. (Acquired 1/14/11, Cost $998,810) (a) (d) 1.950% 1/14/14	1,000,000	1,004,212
UBS AG FRN 1.264% 1/28/14	1,569,000	1,574,090

		127,299,985

Building Materials — 0.0%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	420,000

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	1,960,000
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,380,500

		7,340,500

Diversified Financial — 13.2%
Ally Financial, Inc. FRN 3.653% 6/20/14	21,600,000	21,817,080
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,751,927
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,382,500
Citigroup, Inc. FRN 1.718% 1/13/14	2,200,000	2,207,660
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,141,008
Credit Agricole Home Loan FRN (a) 1.016% 7/21/14	5,400,000	5,425,915
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	97,751
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	800,000	801,264

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	$16,500,000	$16,436,242
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	15,600,000	15,520,557
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	25,100,000	24,889,755
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	13,200,000	12,688,519
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	19,375,851
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	485,922
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	4,800,000	5,286,266
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,068,666
Federal National Mortgage Association 0.875% 8/28/17	10,600,000	10,466,586
Federal National Mortgage Association 0.875% 12/20/17	1,400,000	1,375,405
Federal National Mortgage Association 0.875% 2/08/18	700,000	685,090
Federal National Mortgage Association 0.875% 5/21/18	100,000	97,241
Federal National Mortgage Association 1.125% 4/27/17	1,200,000	1,204,541
Federal National Mortgage Association (e) 1.250% 1/30/17	11,200,000	11,322,697
Federal National Mortgage Association 1.875% 9/18/18	300,000	303,637
Federal National Mortgage Association 5.000% 2/13/17	4,700,000	5,333,247
Federal National Mortgage Association 5.000% 5/11/17	4,800,000	5,470,625
Federal National Mortgage Association 5.375% 6/12/17	8,100,000	9,355,682
Ford Motor Credit Co. LLC 8.700% 10/01/14	300,000	322,286
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,289,630
SLM Corp. 6.250% 1/25/16	100,000	106,500

	Principal Amount	Value
SLM Corp. 8.450% 6/15/18	$10,000,000	$11,275,000
TNK-BP Finance SA (a) 7.250% 2/02/20	5,000,000	5,650,000
TNK-BP Finance SA (b) 7.250% 2/02/20	1,900,000	2,147,000

		217,782,050

Electric — 0.4%
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	5,816,750

Holding Company – Diversified — 0.1%
Noble Group Ltd. (b) 6.625% 8/05/20	1,000,000	1,020,000

Insurance — 1.6%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,452,150
Cincinnati Financial Corp. 6.920% 5/15/28	10,927,000	13,125,031

		26,577,181

Iron & Steel — 0.6%
CSN Islands XI Corp. (a) 6.875% 9/21/19	1,900,000	1,966,500
Gerdau Holdings, Inc. (b) 7.000% 1/20/20	7,600,000	8,094,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	400,000	442,000

		10,502,500

Oil & Gas — 0.6%
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	318,176
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,647,484
Ras Laffan LNG 3 (b) 5.500% 9/30/14	1,800,000	1,876,500
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	4,300,000	4,244,474

		9,086,634

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	86,627	100,764

Savings & Loans — 2.5%
LBG Capital No.1 PLC GBP (b) (c) 7.588% 5/12/20	5,415,000	9,138,919
LBG Capital No.1 PLC GBP (c) 7.867% 12/17/19	7,567,000	12,871,922
LBG Capital No.1 PLC GBP (b) (c) 7.869% 8/25/20	2,906,000	4,963,200
SSIF Nevada LP FRN (a) 0.968% 4/14/14	12,500,000	12,546,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	$1,600,000	$1,693,600

		41,214,141

Telecommunications — 0.6%
Verizon Communications, Inc. FRN 2.002% 9/14/18	700,000	736,050
Verizon Communications, Inc. 2.500% 9/15/16	900,000	927,617
Verizon Communications, Inc. 3.650% 9/14/18	3,300,000	3,477,187
Verizon Communications, Inc. 5.150% 9/15/23	2,300,000	2,465,108
Verizon Communications, Inc. 6.400% 9/15/33	2,300,000	2,554,180

		10,160,142

Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	1,700,000	1,803,396
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,665,000

		9,468,396

TOTAL CORPORATE DEBT (Cost $478,239,123)		496,716,217

MUNICIPAL OBLIGATIONS — 3.2%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	7,618,401
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,780,783
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	7,969,717
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	111,587
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	10,645,800
New York Liberty Development Corp. 5.000% 12/15/41	200,000	203,894
New York State Dormitory Authority 5.051% 9/15/27	600,000	638,496
New York State Thruway Authority 5.000% 3/15/30	10,100,000	10,924,665
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,446,700
State of California BAB 5.000% 2/01/38	710,000	730,214

	Principal Amount	Value
State of California BAB 5.700% 11/01/21	$3,500,000	$3,989,195

		53,059,452

TOTAL MUNICIPAL OBLIGATIONS (Cost $49,998,165)		53,059,452

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —10.0%
Commercial MBS — 5.1%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.823% 2/24/51	6,500,000	7,376,590
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	34,808,488
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3 VRN 6.252% 2/15/41	2,800,000	3,184,334
European Loan Conduit, Series 25A, Class A FRN EUR (a) (c) 0.376% 5/15/19	2,835,565	3,644,291
European Loan Conduit, Series 25X, Class A FRN EUR (b) (c) 0.376% 5/15/19	66,719	85,748
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,500,000	2,796,435
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.993% 8/15/45	25,000,000	27,789,775
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.790% 10/23/16	2,785,503	4,351,623

		84,037,284

Home Equity ABS — 1.2%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3 FRN 0.329% 5/25/36	2,929,178	2,735,701
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1 FRN 1.034% 8/25/34	2,800,000	2,407,015
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3 FRN 0.529% 4/25/36	1,000,000	930,197

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4 FRN 0.539% 10/25/35	$2,700,000	$2,300,449
Home Equity Asset Trust, Series 2003-4, Class M1 FRN 1.379% 10/25/33	6,822,573	6,766,119
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.109% 9/25/35	2,700,000	2,376,431
Lehman XS Trust, Series 2005-4, Class 1A3 FRN 0.579% 10/25/35	1,682,623	1,617,239

		19,133,151

Other ABS — 0.5%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.513% 5/21/21	3,800,000	3,680,099
Penta CLO 1 SA, Series 2007-1X, Class A1 FRN EUR (b) (c) 0.518% 6/04/24	968,307	1,254,445
RAAC Series 2007-SP1 Trust, Series 2007-SP1, Class M1 FRN 0.749% 3/25/37	4,600,000	3,942,809

		8,877,353

Student Loans ABS — 0.7%
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.282% 8/15/23	12,329,783	12,337,654

WL Collateral CMO — 2.5%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (c) 1.626% 5/16/47	1,566,352	2,144,998
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.714% 9/25/36	267,246	252,521
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 0.347% 12/20/54	3,538,343	4,729,407
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (c) 0.347% 12/20/54	1,806,695	2,414,858
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.440% 12/20/54	1,487,132	1,464,858
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.681% 9/25/35	4,148,385	4,185,587

	Principal Amount	Value
Holmes Master Issuer PLC, Series 2011-1A, Class A3 FRN EUR (a) (c) 1.568% 10/15/54	$704,448	$957,994
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 FRN 4.928% 7/25/36	9,371,521	8,349,365
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.439% 1/25/36	3,592,074	3,256,703
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 2.881% 8/25/35	3,316,631	3,259,413
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.459% 12/25/35	3,038,538	2,712,808
RALI Trust, Series 2006-QA7, Class 2A1 FRN 0.364% 8/25/36	2,047,686	1,472,910
TBW Mortgage-Backed Trust, Series 2006-4, Class A3 FRN 0.379% 9/25/36	145,476	134,921
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 FRN 2.996% 2/25/34	1,907,683	1,933,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	3,814,428	3,861,829

		41,131,661

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $149,155,849)		165,517,103

SOVEREIGN DEBT OBLIGATIONS — 4.0%
Autonomous Community of Valencia Spain EUR (c) 4.375% 7/16/15	300,000	406,122
Banco Nacional de Desenvolvimento Economico e Social (a) 3.375% 9/26/16	500,000	501,500
Italy Buoni Poliennali del Tesoro EUR (c) 2.500% 3/01/15	3,500,000	4,799,372
Italy Buoni Poliennali Del Tesoro EUR (c) 4.500% 7/15/15	5,500,000	7,776,951
Italy Certificati di Credito del Tesoro EUR (c) 6/30/15	3,000,000	3,927,054

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Korea Housing Finance Corp. (a) 4.125% 12/15/15	$400,000	$422,145
Province of Ontario Canada 1.000% 7/22/16	100,000	100,239
Province of Ontario Canada 1.600% 9/21/16	2,100,000	2,137,143
Province of Ontario Canada 1.650% 9/27/19	1,800,000	1,732,500
Province of Ontario Canada 3.000% 7/16/18	400,000	422,000
Province of Ontario Canada CAD (c) 3.150% 6/02/22	1,200,000	1,153,226
Province of Ontario Canada CAD (c) 4.000% 6/02/21	9,800,000	10,104,927
Province of Ontario Canada CAD (c) 4.200% 6/02/20	3,100,000	3,253,819
Province of Ontario Canada CAD (c) 4.400% 6/02/19	1,300,000	1,381,076
Province of Ontario Canada 4.400% 4/14/20	1,000,000	1,108,451
Province of Ontario Canada CAD (c) 5.500% 6/02/18	300,000	331,825
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,561,088
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,464,960
Province of Quebec Canada CAD (c) 3.500% 12/01/22	4,400,000	4,295,003
Province of Quebec Canada CAD (c) 4.250% 12/01/21	7,600,000	7,912,249
Spain Government Bond EUR (c) 4.750% 7/30/14	7,900,000	11,002,800

		65,794,450

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $67,048,331)		65,794,450

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 52.1%
Pass-Through Securities — 52.1%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	901,688	960,826
Federal Home Loan Mortgage Corp. TBA Pool #8678 4.500% 5/01/39 (f)	1,000,000	1,061,719
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	2,200,000	2,048,725
Pool #470529 2.475% 4/01/19	2,800,000	2,850,442

	Principal Amount	Value
Pool #AM0414 2.870% 9/01/27	$1,500,000	$1,346,987
Pool #AB1826 3.000% 11/01/20	1,842,919	1,922,611
Pool #MA0605 3.000% 12/01/20	2,177,256	2,271,405
Pool #MA0658 3.000% 2/01/21	121,403	126,653
Pool #AL0579 3.000% 8/01/21	461,540	482,075
Pool #MA0865 3.000% 10/01/21	71,736	74,928
Pool #AK0282 3.000% 12/01/21	374,440	391,099
Pool #MA0921 3.000% 12/01/21	853,878	891,869
Pool #AB4551 3.000% 3/01/22	790,922	826,112
Pool #MA1014 3.000% 3/01/22	570,470	595,852
Pool #MA1030 3.000% 4/01/22	534,999	558,803
Pool #AB5079 3.000% 5/01/22	1,761,996	1,842,593
Pool #AB1768 3.000% 11/01/25	18,760	19,448
Pool #AH0397 3.500% 12/01/25	957,186	1,010,840
Pool #AE7095 3.500% 12/01/25	945,181	998,163
Pool #AD5102 3.500% 12/01/25	134,781	142,336
Pool #AE2913 3.500% 12/01/25	133,378	140,854
Pool #AH1884 3.500% 1/01/26	221,311	233,717
Pool #MA0617 3.500% 1/01/26	163,315	172,470
Pool #310096 3.500% 8/01/26	115,056	121,505
Pool #993382 4.000% 6/01/24	1,581,103	1,680,601
Pool #AD3975 4.000% 6/01/25	88,520	94,173
Pool #AD9130 4.000% 8/01/25	97,132	103,245
Pool #AI2022 4.000% 4/01/26	371,900	395,304
Pool #AE4338 4.000% 9/01/30	109,291	115,921
Pool #MA0534 4.000% 10/01/30	343,428	364,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA0006 4.000% 3/01/39	$565,668	$593,620
Pool #AA2392 4.000% 4/01/39	174,279	182,890
Pool #AA4392 4.000% 4/01/39	585,010	613,918
Pool #AA4656 4.000% 5/01/39	694,399	728,712
Pool #AA7434 4.000% 6/01/39	127,082	133,362
Pool #AC0903 4.000% 8/01/39	69,504	72,982
Pool #932541 4.000% 2/01/40	31,690	33,271
Pool #AE0113 4.000% 7/01/40	564,687	592,944
Pool #AD9902 4.000% 8/01/40	32,386	33,996
Pool #AE0216 4.000% 8/01/40	29,078	30,528
Pool #AB1502 4.000% 9/01/40	3,032,904	3,183,720
Pool #AD9362 4.000% 9/01/40	819,653	860,411
Pool #AE4290 4.000% 9/01/40	1,600,436	1,680,020
Pool #AE6120 4.000% 10/01/40	377,153	395,907
Pool #AE1807 4.000% 10/01/40	29,429	30,893
Pool #AE5112 4.000% 10/01/40	126,511	132,763
Pool #AE6058 4.000% 10/01/40	258,370	271,218
Pool #AE6984 4.000% 10/01/40	195,550	205,274
Pool #AE8094 4.000% 10/01/40	630,557	661,913
Pool #AH0248 4.000% 11/01/40	761,245	798,862
Pool #AE4995 4.000% 11/01/40	344,993	362,041
Pool #AE9544 4.000% 11/01/40	56,653	59,452
Pool #AH2730 4.000% 12/01/40	683,730	717,516
Pool #AE8836 4.000% 12/01/40	3,237,088	3,397,046
Pool #AE9744 4.000% 12/01/40	66,052	69,316
Pool #AB2086 4.000% 1/01/41	31,370	32,920

	Principal Amount	Value
Pool #AB2335 4.000% 2/01/41	$650,384	$682,522
Pool #AH8584 4.000% 2/01/41	302,035	316,960
Pool #AH8240 4.000% 3/01/41	342,203	359,112
Pool #AI0926 4.000% 4/01/41	922,035	967,596
Pool #AB2808 4.000% 4/01/41	60,070	63,038
Pool #AB3026 4.000% 5/01/41	361,990	379,877
Pool #AI7778 4.000% 7/01/41	310,327	325,662
Pool #AI7797 4.000% 7/01/41	870,725	913,751
Pool #AB3416 4.000% 8/01/41	799,880	839,406
Pool #AJ1407 4.000% 9/01/41	581,290	610,014
Pool #AB3576 4.000% 9/01/41	1,074,931	1,128,047
Pool #AI5826 4.000% 9/01/41	17,379	18,237
Pool #AI9818 4.000% 9/01/41	35,573	37,331
Pool #AJ0029 4.000% 10/01/41	4,920,862	5,164,022
Pool #AJ2665 4.000% 10/01/41	35,033	36,765
Pool #AJ4052 4.000% 10/01/41	258,012	270,762
Pool #AO3520 4.000% 10/01/41	307,540	322,737
Pool #AJ3496 4.000% 11/01/41	175,327	183,991
Pool #AJ3797 4.000% 11/01/41	11,116,817	11,666,145
Pool #AJ5380 4.000% 11/01/41	600,135	629,790
Pool #AJ4679 4.000% 11/01/41	495,323	519,798
Pool #AB3940 4.000% 11/01/41	1,285,208	1,348,715
Pool #AI9441 4.000% 11/01/41	964,828	1,012,504
Pool #AJ3075 4.000% 11/01/41	80,912	84,910
Pool #AJ5915 4.000% 11/01/41	134,318	140,955
Pool #AJ4460 4.000% 12/01/41	784,534	823,301

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AJ5702 4.000% 12/01/41	$243,194	$255,211
Pool #AJ6511 4.000% 12/01/41	464,925	487,899
Pool #AJ7778 4.000% 12/01/41	11,190	11,743
Pool #AJ9771 4.000% 1/01/42	29,944	31,428
Pool #AK0425 4.000% 1/01/42	572,799	601,193
Pool #AJ9774 4.000% 2/01/42	29,692	31,164
Pool #AB4528 4.000% 2/01/42	32,542	34,155
Pool #AK6154 4.000% 3/01/42	256,198	268,898
Pool #AK7894 4.000% 4/01/42	1,017,079	1,067,496
Pool #AK4443 4.000% 6/01/42	216,300	227,022
Pool #AO3879 4.000% 6/01/42	506,212	531,305
Pool #AL3683 4.000% 10/01/42	115,274	120,970
Pool #889907 4.500% 10/01/20	162,870	173,132
Pool #AA6704 4.500% 3/01/23	120,006	127,568
Pool #995282 4.500% 4/01/23	69,298	73,837
Pool #983629 4.500% 5/01/23	8,058	8,586
Pool #257277 4.500% 7/01/23	15,645	16,660
Pool #255217 4.500% 4/01/24	209,814	227,328
Pool #AA7525 4.500% 6/01/24	492,712	524,065
Pool #931412 4.500% 6/01/24	262,495	279,198
Pool #932561 4.500% 2/01/25	181,184	192,713
Pool #AD3832 4.500% 4/01/25	1,070,728	1,138,861
Pool #AD7877 4.500% 6/01/25	414,027	440,373
Pool #AE0791 4.500% 12/01/25	234,059	248,953
Pool #930997 4.500% 4/01/29	6,033,062	6,489,548
Pool #MA0096 4.500% 6/01/29	157,631	169,558

	Principal Amount	Value
Pool #AB1129 4.500% 6/01/30	$124,736	$134,486
Pool #AD6404 4.500% 6/01/30	38,078	41,054
Pool #AE5670 4.500% 8/01/33	307,044	328,117
Pool #812104 4.500% 2/01/35	65,134	69,778
Pool #815715 4.500% 4/01/35	49,129	52,631
Pool #829583 4.500% 7/01/35	2,935	3,143
Pool #832199 4.500% 7/01/35	112,915	120,930
Pool #745044 4.500% 8/01/35	52,550	56,296
Pool #835760 4.500% 9/01/35	1,494,473	1,600,546
Pool #AA1258 4.500% 10/01/35	1,040,761	1,114,631
Pool #745147 4.500% 12/01/35	172,274	184,448
Pool #AA4986 4.500% 3/01/39	403,277	433,538
Pool #AA7407 4.500% 6/01/39	343,247	367,395
Pool #AC0380 4.500% 7/01/39	333,553	356,498
Pool #AC0391 4.500% 7/01/39	320,679	342,739
Pool #931778 4.500% 8/01/39	22,780	24,390
Pool #AA9845 4.500% 8/01/39	14,216	15,185
Pool #AC2749 4.500% 8/01/39	19,819	21,219
Pool #AC8568 4.500% 1/01/40	157,094	167,852
Pool #932389 4.500% 1/01/40	2,391,696	2,555,471
Pool #932391 4.500% 1/01/40	6,262,705	6,691,554
Pool #932473 4.500% 2/01/40	94,825	101,318
Pool #AD1654 4.500% 3/01/40	860,393	925,091
Pool #AD1079 4.500% 3/01/40	402,058	429,590
Pool #AD3057 4.500% 3/01/40	9,980	10,663
Pool #AD1540 4.500% 3/01/40	269,648	288,112

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD1656 4.500% 3/01/40	$2,946,672	$3,148,450
Pool #AD7328 4.500% 6/01/40	308,187	329,339
Pool #AB1226 4.500% 7/01/40	59,938	64,051
Pool #AB1388 4.500% 8/01/40	9,030	9,650
Pool #AE2100 4.500% 8/01/40	362,263	387,126
Pool #AB1389 4.500% 8/01/40	42,610	45,535
Pool #AD9137 4.500% 8/01/40	87,200	93,185
Pool #AB1475 4.500% 9/01/40	473,749	506,263
Pool #AE3151 4.500% 9/01/40	184,627	197,298
Pool #AE0395 4.500% 10/01/40	2,462,632	2,631,650
Pool #AE5471 4.500% 10/01/40	1,468,738	1,569,542
Pool #AE1611 4.500% 10/01/40	2,603,034	2,781,687
Pool #AE3204 4.500% 10/01/40	330,917	353,577
Pool #AE6437 4.500% 10/01/40	533,673	570,217
Pool #AE8864 4.500% 11/01/40	517,737	553,190
Pool #AE3695 4.500% 11/01/40	76,184	81,401
Pool #AE6311 4.500% 11/01/40	216,412	231,232
Pool #AE7731 4.500% 11/01/40	625,161	667,970
Pool #AH2396 4.500% 1/01/41	65,351	69,826
Pool #AA4781 4.500% 1/01/41	231,667	247,531
Pool #AH7828 4.500% 4/01/41	551,993	589,964
Pool #AH9873 4.500% 4/01/41	895,642	957,252
Pool #AI1116 4.500% 4/01/41	520,585	556,395
Pool #AH4709 4.500% 4/01/41	115,595	123,547
Pool #AH9142 4.500% 4/01/41	116,919	124,962
Pool #AL0160 4.500% 5/01/41	2,026,978	2,166,095

	Principal Amount	Value
Pool #AI0290 4.500% 5/01/41	$150,917	$161,298
Pool #AI2598 4.500% 5/01/41	361,877	386,771
Pool #AI1888 4.500% 5/01/41	16,543	17,681
Pool #AH7861 4.500% 5/01/41	203,196	217,174
Pool #AB3194 4.500% 6/01/41	316,516	338,289
Pool #MA0755 4.500% 6/01/41	127,701	136,485
Pool #AH5453 4.500% 6/01/41	232,315	248,296
Pool #AI1586 4.500% 6/01/41	452,845	483,996
Pool #AI4445 4.500% 6/01/41	59,896	64,016
Pool #AE4559 4.500% 6/01/41	43,840	46,856
Pool #AE5634 4.500% 6/01/41	14,553	15,554
Pool #AI5737 4.500% 6/01/41	62,653	66,963
Pool #AH3853 4.500% 7/01/41	452,868	484,020
Pool #AI0041 4.500% 7/01/41	277,755	296,861
Pool #AI5064 4.500% 7/01/41	232,966	248,991
Pool #AI6553 4.500% 7/01/41	133,232	142,397
Pool #AI0814 4.500% 8/01/41	621,342	664,083
Pool #AI6643 4.500% 8/01/41	502,445	537,008
Pool #MA0843 4.500% 9/01/41	2,048,930	2,191,155
Pool #AJ1677 4.500% 9/01/41	19,001	20,319
Pool #AJ2989 4.500% 10/01/41	8,675	9,277
Pool #AJ3142 4.500% 10/01/41	29,931	32,008
Pool #AJ9736 4.500% 1/01/42	1,125,421	1,203,542
Pool #MA1111 4.500% 7/01/42	26,388	28,220
Pool #MA1159 4.500% 8/01/42	682,526	729,903
Pool #256713 5.000% 5/01/27	277,686	300,888

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #257101 5.000% 2/01/28	$77,061	$83,499
Pool #257163 5.000% 4/01/28	86,082	93,275
Pool #730728 5.000% 8/01/33	531,248	578,270
Pool #808338 5.000% 8/01/33	66,716	72,634
Pool #725231 5.000% 2/01/34	74,880	81,440
Pool #725205 5.000% 3/01/34	376,543	409,534
Pool #773682 5.000% 4/01/34	158,401	172,230
Pool #807167 5.000% 1/01/35	1,601,578	1,739,401
Pool #815971 5.000% 3/01/35	612,149	664,828
Pool #735288 5.000% 3/01/35	1,563,930	1,698,513
Pool #828296 5.000% 4/01/35	201,975	219,356
Pool #824421 5.000% 5/01/35	82,779	89,851
Pool #833958 5.000% 7/01/35	105,549	114,567
Pool #826716 5.000% 8/01/35	1,765,984	1,916,851
Pool #828547 5.000% 8/01/35	43,637	47,364
Pool #833215 5.000% 9/01/35	2,616,414	2,839,933
Pool #888343 5.000% 11/01/35	23,502	25,510
Pool #745573 5.000% 5/01/36	799,060	866,824
Pool #889659 5.000% 12/01/36	42,960	46,657
Pool #AA0974 5.000% 2/01/37	25,708	27,872
Pool #310068 5.000% 7/01/37	701,007	761,332
Pool #889479 5.000% 7/01/37	639,720	694,372
Pool #AL0527 5.000% 2/01/38	44,874	48,708
Pool #991101 5.000% 12/01/38	45,599	49,609
Pool #AL2629 5.000% 6/01/39	41,918	45,499
Pool #995926 5.000% 6/01/39	1,455,754	1,580,119

	Principal Amount	Value
Pool #AA9701 5.000% 7/01/39	$84,287	$91,329
Pool #AD7136 5.000% 7/01/40	212,187	229,916
Pool #AD9548 5.000% 7/01/40	2,931,171	3,176,084
Pool #AE5002 5.000% 11/01/40	77,824	84,959
Pool #AB2350 5.000% 2/01/41	210,554	228,147
Pool #AH8146 5.000% 4/01/41	134,217	146,606
Pool #AH8434 5.000% 4/01/41	384,357	416,952
Pool #AL0933 5.000% 10/01/41	280,988	304,817
Pool #AJ6307 5.000% 12/01/41	175,326	190,413
Pool #AQ1351 5.000% 11/01/42	415,770	455,967
Pool #256714 5.500% 5/01/27	101,914	111,360
Pool #257325 5.500% 8/01/28	254,608	277,065
Pool #AD0836 5.500% 11/01/28	315,528	344,739
Pool #257537 5.500% 1/01/29	78,044	85,074
Pool #730155 5.500% 8/01/33	182,490	199,722
Pool #735358 5.500% 2/01/35	117,913	128,792
Pool #850314 5.500% 1/01/36	21,645	23,602
Pool #745418 5.500% 4/01/36	57,334	62,516
Pool #AD2612 5.500% 11/01/36	69,348	75,682
Pool #889584 5.500% 1/01/37	54,466	59,440
Pool #888816 5.500% 3/01/37	2,343,070	2,554,862
Pool #256673 5.500% 4/01/37	4,125,895	4,489,812
Pool #AE0188 5.500% 8/01/37	218,170	238,299
Pool #984277 5.500% 6/01/38	414,547	451,111
Pool #889996 5.500% 6/01/38	3,658,024	3,980,673
Pool #889982 5.500% 11/01/38	4,711,961	5,127,571

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA3642 5.500% 4/01/39	$39,031	$42,766
Pool #AD4567 5.500% 4/01/40	29,299	31,883
Pool #357829 6.000% 6/01/35	771,315	848,029
Pool #896019 6.000% 8/01/36	18,607	20,419
Pool #994197 6.000% 12/01/38	24,267	26,648
Pool #AE0394 6.000% 1/01/39	23,349	25,638
Pool #AL0013 6.000% 4/01/40	1,562,054	1,715,073
Pool #AL0152 6.000% 6/01/40	727,585	798,925
Pool #AL3365 6.000% 5/01/41	5,489,404	6,026,529
Federal National Mortgage Association TBA Pool #7180 3.000% 1/01/27 (f)	124,000,000	128,378,750
Pool #7180 3.000% 1/01/27 (f)	55,000,000	57,004,492
Pool #754 3.000% 10/01/42 (f)	5,000,000	4,889,649
Pool #606 3.500% 1/01/26 (f)	21,000,000	22,095,938
Pool #6268 3.500% 1/01/26 (f)	75,000,000	79,171,875
Pool #8184 4.000% 4/01/24 (f)	10,000,000	10,628,906
Pool #18388 4.000% 1/01/41 (f)	34,000,000	35,662,811
Pool #18388 4.000% 1/01/41 (f)	43,000,000	44,948,438
Pool #21133 4.500% 8/01/39 (f)	31,100,000	33,218,688
Pool #21133 4.500% 8/01/39 (f)	133,000,000	141,676,175
Pool #28970 5.000% 2/01/37 (f)	5,000,000	5,428,516
Pool #29322 5.000% 2/01/37 (f)	31,000,000	33,620,467
Pool #29322 5.000% 2/01/37 (f)	13,000,000	14,062,344
Pool #43611 5.500% 12/01/34 (f)	59,000,000	64,337,659
Pool #45716 5.500% 12/01/34 (f)	500,000	544,688
Government National Mortgage Association Pool #670848 5.000% 1/15/38	20,110	21,897

	Principal Amount	Value
Pool #676882 5.000% 3/15/38	$689,429	$750,670
Pool #782487 5.000% 12/15/38	963,731	1,058,372
Pool #701354 5.000% 2/15/39	534,149	580,929
Pool #716783 5.000% 4/15/39	3,456,969	3,759,723
Pool #782632 5.000% 4/15/39	82,086	90,326
Pool #721292 5.000% 6/15/40	16,159	17,641
Pool #743991 5.000% 11/15/40	89,079	98,387
Pool #760376 5.000% 9/15/41	72,526	79,625
Pool #760389 5.000% 10/15/41	1,874,987	2,039,194

		859,117,134

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $851,956,137)		859,117,134

U.S. TREASURY OBLIGATIONS — 27.9%
U.S. Treasury Bonds & Notes — 27.9%
U.S. Treasury Inflation Index 0.125% 4/15/17	617,070	636,305
U.S. Treasury Inflation Index 0.125% 1/15/22	4,128,280	4,076,355
U.S. Treasury Inflation Index 0.125% 7/15/22	3,148,918	3,101,684
U.S. Treasury Inflation Index 0.625% 7/15/21	103,642	107,877
U.S. Treasury Inflation Index 0.625% 2/15/43	203,202	166,594
U.S. Treasury Inflation Index 0.750% 2/15/42	3,928,364	3,362,126
U.S. Treasury Inflation Index 1.125% 1/15/21	427,136	459,906
U.S. Treasury Inflation Index 1.250% 7/15/20	1,606,665	1,757,791
U.S. Treasury Inflation Index (g) 1.750% 1/15/28	19,735,854	22,099,538
U.S. Treasury Inflation Index 2.000% 1/15/26	9,297,668	10,726,459
U.S. Treasury Inflation Index 2.375% 1/15/25	4,585,188	5,472,495
U.S. Treasury Inflation Index (g) 2.375% 1/15/27	69,962,528	84,190,038
U.S. Treasury Inflation Index 2.500% 1/15/29	761,600	936,114

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.625% 4/30/18	$49,900,000	$48,504,362
U.S. Treasury Note 0.750% 2/28/18	69,400,000	68,049,275
U.S. Treasury Note 0.750% 3/31/18	68,800,000	67,336,658
U.S. Treasury Note 0.875% 1/31/18	9,800,000	9,671,471
U.S. Treasury Note (e) (g) 0.875% 7/31/19	116,800,000	111,507,500
U.S. Treasury Note 1.250% 10/31/19	9,100,000	8,836,242
U.S. Treasury Note 1.250% 2/29/20	6,400,000	6,159,562
U.S. Treasury Note 1.375% 6/30/18	300,000	300,791
U.S. Treasury Note 1.500% 8/31/18	3,300,000	3,322,075

		460,781,218

TOTAL U.S. TREASURY OBLIGATIONS (Cost $479,907,176)		460,781,218

TOTAL BONDS & NOTES (Cost $2,076,304,781)		2,100,985,574

TOTAL LONG-TERM INVESTMENTS (Cost $2,076,304,781)		2,100,985,574

SHORT-TERM INVESTMENTS — 11.6%
COMMERCIAL PAPER — 1.0%
Hewlett-Packard Co. 0.950% 10/30/13 (a)	16,400,000	16,387,449

TOTAL COMMERCIAL PAPER (Cost $16,387,449)		16,387,449

DISCOUNT NOTES — 5.1%
Federal Home Loan Bank 0.020% 1/03/14	54,500,000	54,497,154
Federal Home Loan Bank 0.045% 12/27/13	18,772,000	18,769,958
Federal Home Loan Bank 0.050% 11/29/13	10,300,000	10,299,156

TOTAL DISCOUNT NOTES (Cost $83,566,268)		83,566,268

	Principal Amount	Value
REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (h)	$9,031,203	$9,031,203

Sovereign Debt Obligations — 2.5%
Italy Buoni Ordinari del Tesoro EUR (c) 0.010% 2/28/14	2,500,000	3,371,943
Italy Buoni Ordinari del Tesoro EUR (c) 0.010% 7/14/14	4,300,000	5,771,189
Italy Buoni Ordinari del Tesoro EUR (c) 0.010% 8/14/14	6,500,000	8,710,709
Italy Buoni Ordinari del Tesoro EUR (c) 0.010% 9/12/14	12,100,000	16,196,441
Spain Letras del Tesoro EUR (c) 0.010% 3/14/14	1,200,000	1,616,530
Spain Letras del Tesoro EUR (c) 0.010% 6/20/14	3,500,000	4,701,448
Spain Letras del Tesoro EUR (c) 0.010% 7/18/14	900,000	1,207,595

		41,575,855

U.S. Treasury Bills — 2.5%
U.S. Treasury Bill 0.000% 10/03/13	28,000	28,000
U.S. Treasury Bill (e) 0.000% 10/10/13	2,351,000	2,350,994
U.S. Treasury Bill (e) 0.000% 12/19/13	36,800,000	36,798,991
U.S. Treasury Bill 0.000% 1/02/14	100,000	99,999
U.S. Treasury Bill 0.000% 2/27/14	2,000,000	1,999,441

		41,277,425

TOTAL SHORT-TERM INVESTMENTS (Cost $191,772,609)		191,838,200

TOTAL INVESTMENTS — 138.9% (Cost $2,268,077,390) (i)		2,292,823,774

Other Assets/(Liabilities) — (38.9)%		(642,347,887)

NET ASSETS — 100.0%		$1,650,475,887

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $252,417,759 or 15.29% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, these securities amounted to a value of $41,366,366 or 2.51% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $1,004,212 or 0.06% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	Maturity value of $9,031,206. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 4/01/28, and an aggregate market value, including accrued interest, of $9,213,439.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	6,050	$166,194

TOTAL PREFERRED STOCK (Cost $162,660)		166,194

TOTAL EQUITIES (Cost $162,660)		166,194

	Principal Amount
BONDS & NOTES — 102.5%

BANK LOANS — 4.2%
Airlines — 0.3%
American Airlines, Inc., Exit Term Loan 4.750% 6/27/19	$498,750	494,491

Apparel — 0.2%
Gymboree Corporation, Initial Term Loan 5.000% 2/23/18	400,000	385,752

Coal — 0.2%
Peabody Energy, Corporation, Term Loan B 0.000% 9/24/20	280,000	276,791

Foods — 0.6%
Supervalu, Inc., Refi Term Loan B 0.000% 3/21/19	400,000	398,500
Wendy’s International, Inc., New Term Loan B 0.000% 5/15/19	500,000	497,605

		896,105

Machinery – Diversified — 0.1%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	140,000	138,505

Media — 0.6%
Charter Communications Operating LLC, Term Loan E 0.000% 7/01/20	1,000,000	988,040

Mining — 0.2%
FMG Resources (August 2006) Pty. Ltd., Term Loan 0.000% 10/18/17	250,000	250,580

Retail — 0.6%
Michaels Stores, Inc., New Term Loan 3.750% 1/28/20	129,675	129,513

	Principal Amount	Value
The Neiman Marcus Group, Inc., Extended Term Loan 4.000% 5/16/18	$380,171	$379,593
Party City Holdings, Inc., Refi Term Loan B 4.250% 7/29/19	398,995	397,331

		906,437

Software — 0.4%
First Data Corporation, New 2017 Term Loan 4.179% 3/24/17	100,000	98,958
Kronos, Incorporated, Refi Term Loan 0.000% 10/30/19	498,744	497,811
SunGard Data Systems, Inc., Term Loan E 4.000% 3/09/20	99,749	99,916

		696,685

Telecommunications — 1.0%
Level 3 Financing Inc., Term Loan 0.000% 8/01/19	500,000	499,060
Telesat LLC, USD Term Loan B2 0.000% 3/28/19	750,000	745,313
Virgin Media Investment Holdings Limited, USD Term Loan B 3.500% 6/08/20	400,000	397,388

		1,641,761

TOTAL BANK LOANS (Cost $6,716,572)		6,675,147

CORPORATE DEBT — 38.7%
Aerospace & Defense — 0.3%
The Boeing Co. 4.875% 2/15/20	10,000	11,366
The Boeing Co. 6.000% 3/15/19	130,000	154,361
The Goldman Sachs Group, Inc. 2.375% 1/22/18	100,000	99,291
Raytheon Co. 3.125% 10/15/20	120,000	121,727
United Technologies Corp. 4.500% 6/01/42	100,000	97,140

		483,885

Agriculture — 0.9%
Altria Group, Inc. 2.850% 8/09/22	210,000	192,331
Altria Group, Inc. 4.750% 5/05/21	290,000	307,668
Altria Group, Inc. 9.250% 8/06/19	180,000	237,708

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lorillard Tobacco Co. 8.125% 6/23/19	$10,000	$12,125
Philip Morris International, Inc. 2.500% 8/22/22	110,000	101,283
Philip Morris International, Inc. 2.900% 11/15/21	280,000	271,352
Philip Morris International, Inc. 4.500% 3/20/42	120,000	112,289
Reynolds American, Inc. 3.250% 11/01/22	90,000	82,847
Reynolds American, Inc. 6.750% 6/15/17	175,000	202,196

		1,519,799

Airlines — 0.3%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,600
Delta Air Lines, Inc. Series 2007-1 Class A 6.821% 2/10/24	235,462	261,952
United Air Lines, Inc. 9.750% 7/15/18	138,364	157,389

		439,941

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	267,999
Ford Motor Co. 4.750% 1/15/43	240,000	214,193

		482,192

Banks — 5.6%
Bank of America Corp. 3.875% 3/22/17	70,000	74,451
Bank of America Corp. 4.500% 4/01/15	20,000	21,004
Bank of America Corp. 5.000% 5/13/21	220,000	236,287
Bank of America Corp. 5.625% 7/01/20	190,000	212,880
Bank of America Corp. 5.650% 5/01/18	270,000	304,701
Bank of America Corp. 5.750% 12/01/17	30,000	33,842
Bank of America Corp. 7.625% 6/01/19	170,000	208,465
The Bank of Tokyo-Mitsubishi UFJ Ltd (a) 3.850% 1/22/15	110,000	114,188
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	144,403
BBVA US Senior SAU 3.250% 5/16/14	400,000	404,415

	Principal Amount	Value
BBVA US Senior SAU 4.664% 10/09/15	$260,000	$270,712
BNP Paribas SA 2.375% 9/14/17	130,000	131,755
CIT Group, Inc. 5.000% 8/01/23	150,000	145,225
Commonwealth Bank of Australia 1.250% 9/18/15	300,000	303,001
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	206,460
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	78,702
Credit Agricole SA VRN (a) 8.375% 12/31/49	480,000	525,000
ING Bank NV (a) 5.800% 9/25/23	210,000	212,099
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	142,092
JP Morgan Chase & Co. 3.375% 5/01/23	270,000	244,853
M&T Bank Corp. (a) 6.875% 12/31/49	440,000	445,877
Nordea Bank AB (a) 3.700% 11/13/14	140,000	144,694
Nordea Bank AB (a) 4.875% 5/13/21	390,000	404,736
Rabobank Nederland VRN (a) 11.000% 12/29/49	210,000	273,000
Royal Bank of Scotland Group PLC 2.550% 9/18/15	50,000	51,073
Royal Bank of Scotland Group PLC 4.700% 7/03/18	30,000	30,150
Royal Bank of Scotland Group PLC 5.000% 10/01/14	120,000	122,990
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	211,853
Royal Bank of Scotland Group PLC VRN 7.640% 12/31/49	110,000	104,500
Royal Bank of Scotland Group PLC VRN 7.648% 12/31/49	30,000	30,750
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	101,416
State Street Corp. 4.956% 3/15/18	310,000	341,046
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	208,872
UBS AG 3.875% 1/15/15	310,000	322,572
Wachovia Bank NA 6.000% 11/15/17	250,000	288,150
Wachovia Capital Trust III VRN 5.570% 12/31/49	310,000	280,550

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Corp. 5.250% 8/01/14	$790,000	$820,293
Wachovia Corp. 5.625% 10/15/16	330,000	369,759
Wells Fargo & Co. 1.500% 1/16/18	110,000	108,242
Wells Fargo & Co. 3.450% 2/13/23	170,000	159,114
Wells Fargo & Co. STEP 3.676% 6/15/16	170,000	181,180
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,435

		9,058,787

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	222,028
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	112,941
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	298,847
Diageo Capital PLC 4.828% 7/15/20	300,000	336,211
Diageo Investment Corp. 2.875% 5/11/22	150,000	144,303
Heineken NV (a) 1.400% 10/01/17	80,000	78,652
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	29,808
PepsiCo, Inc. 0.700% 8/13/15	280,000	280,390
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	186,745
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	256,659

		1,946,584

Chemicals — 0.1%
Eagle Spinco, Inc. (a) 4.625% 2/15/21	40,000	38,400
Ecolab, Inc. 4.350% 12/08/21	70,000	73,753
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	54,607

		166,760

Coal — 0.3%
Arch Coal, Inc. 7.000% 6/15/19	250,000	193,750
CONSOL Energy, Inc. 6.375% 3/01/21	110,000	112,750
Peabody Energy Corp. 6.500% 9/15/20	170,000	167,450

		473,950

	Principal Amount	Value
Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	$135,000	$143,100
Service Corp. International 7.625% 10/01/18	10,000	11,325

		154,425

Computers — 0.1%
Apple, Inc. 2.400% 5/03/23	140,000	126,725

Diversified Financial — 7.7%
Ally Financial, Inc. 7.500% 9/15/20	370,000	415,787
American Express Co. VRN 6.800% 9/01/66	180,000	190,800
American Honda Finance Corp. (a) 1.000% 8/11/15	260,000	261,173
Boeing Capital Corp. 4.700% 10/27/19	150,000	169,281
Citigroup, Inc. 3.500% 5/15/23	230,000	207,551
Citigroup, Inc. 3.953% 6/15/16	240,000	255,491
Citigroup, Inc. VRN 5.350% 12/31/49	100,000	87,000
Citigroup, Inc. 5.375% 8/09/20	150,000	167,793
Citigroup, Inc. 5.500% 10/15/14	36,000	37,724
Citigroup, Inc. 5.500% 9/13/25	170,000	174,837
Citigroup, Inc. VRN 5.900% 12/31/49	60,000	56,400
Citigroup, Inc. VRN 5.950% 12/31/49	100,000	93,250
Citigroup, Inc. 6.000% 8/15/17	30,000	34,287
Citigroup, Inc. 6.010% 1/15/15	196,000	208,503
Citigroup, Inc. 6.375% 8/12/14	11,000	11,532
Citigroup, Inc. 6.875% 3/05/38	212,000	262,079
Countrywide Financial Corp. 6.250% 5/15/16	360,000	398,089
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	330,156
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,238,216
Ford Motor Credit Co. LLC 8.125% 1/15/20	520,000	646,679
General Electric Capital Corp. 1.625% 7/02/15	100,000	101,473

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 5.875% 1/14/38	$300,000	$331,163
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,056,825
General Electric Capital Corp. 6.875% 1/10/39	300,000	367,664
General Motors Financial Co., Inc. (a) 2.750% 5/15/16	50,000	49,875
General Motors Financial Co., Inc. (a) 3.250% 5/15/18	40,000	38,900
General Motors Financial Co., Inc. (a) 4.250% 5/15/23	40,000	36,550
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	80,118
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	75,541
The Goldman Sachs Group, Inc. 5.375% 3/15/20	90,000	99,135
The Goldman Sachs Group, Inc. 6.000% 5/01/14	50,000	51,553
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	272,519
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	526,550
HSBC Finance Corp. 6.676% 1/15/21	260,000	296,909
Hyundai Capital America (a) 2.125% 10/02/17	70,000	69,828
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	746,300
John Deere Capital Corp. 1.700% 1/15/20	40,000	37,753
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,469
JP Morgan Chase & Co. 1.100% 10/15/15	430,000	430,823
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	41,435
JP Morgan Chase & Co. 5.125% 9/15/14	820,000	853,696
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	645,647
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	129,636
Morgan Stanley 4.750% 3/22/17	40,000	43,189
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500% 7/01/21	40,000	38,300
SLM Corp. 3.875% 9/10/15	260,000	265,200
SLM Corp. 5.000% 4/15/15	20,000	20,800

	Principal Amount	Value
Toyota Motor Credit Corp. 1.250% 10/05/17	$290,000	$285,845

		12,340,324

Electric — 1.5%
AES Corp/VA 4.875% 5/15/23	230,000	215,050
AES Corp/VA 7.375% 7/01/21	20,000	22,000
Calpine Corp. (a) 7.500% 2/15/21	207,000	219,937
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	521,606
Exelon Corp. 5.625% 6/15/35	290,000	290,807
FirstEnergy Corp. 2.750% 3/15/18	70,000	68,080
FirstEnergy Corp. 4.250% 3/15/23	310,000	283,504
FirstEnergy Corp. Series C 7.375% 11/15/31	520,000	525,289
Midamerican Energy Holdings Co, Series A 6.500% 9/15/37	40,000	47,246
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	119,311
Pacific Gas & Electric Co. 6.050% 3/01/34	50,000	55,627
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	63,845

		2,432,302

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	88,559

Environmental Controls — 0.1%
Waste Management, Inc. 4.600% 3/01/21	30,000	32,001
Waste Management, Inc. 7.375% 5/15/29	50,000	61,092

		93,093

Foods — 0.5%
Hawk Acquisition Sub, Inc. (a) 4.250% 10/15/20	110,000	104,913
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	167,898
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	154,827
Kraft Foods, Inc. 5.375% 2/10/20	234,000	264,226

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Kroger Co. 6.400% 8/15/17	$30,000	$34,573

		726,437

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	126,291

Health Care – Products — 0.1%
Mallinckrodt International Finance SA (a) 4.750% 4/15/23	50,000	47,540
Medtronic, Inc. 3.125% 3/15/22	180,000	177,075

		224,615

Health Care – Services — 1.0%
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	51,250
Fresenius Medical Care US Finance, Inc. (a) 5.750% 2/15/21	100,000	102,750
Humana, Inc. 3.150% 12/01/22	50,000	46,520
Roche Holdings, Inc. (a) 6.000% 3/01/19	164,000	194,891
Tenet Healthcare Corp. 4.500% 4/01/21	230,000	215,625
Tenet Healthcare Corp. (a) 6.000% 10/01/20	150,000	153,375
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	132,912
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	77,382
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	128,209
WellPoint, Inc. 1.250% 9/10/15	60,000	60,408
WellPoint, Inc. 3.125% 5/15/22	50,000	47,478
WellPoint, Inc. 3.700% 8/15/21	170,000	170,704
WellPoint, Inc. 5.875% 6/15/17	20,000	22,727
WellPoint, Inc. 7.000% 2/15/19	150,000	181,436

		1,585,667

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	96,862
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	110,000	102,575

	Principal Amount	Value
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 7.750% 4/15/20	$40,000	$43,700

		243,137

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 6.875% 2/15/21	150,000	160,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.125% 4/15/19	200,000	212,500

		372,625

Insurance — 0.7%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	100,475
American International Group, Inc. 6.250% 3/15/87	320,000	313,600
ING US, Inc. 2.900% 2/15/18	40,000	40,163
MetLife Capital Trust IV (a) 7.875% 12/15/67	200,000	225,000
MetLife, Inc. 6.400% 12/15/66	200,000	202,000
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	321,764

		1,203,002

Investment Companies — 0.3%
Temasek Financial I Ltd. (a) 2.375% 1/23/23	250,000	228,810
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	240,000	240,653
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	60,000	65,545

		535,008

Iron & Steel — 0.3%
ArcelorMittal 5.000% 2/25/17	70,000	72,800
Cliffs Natural Resources, Inc. 3.950% 1/15/18	230,000	230,984
Cliffs Natural Resources, Inc. 4.800% 10/01/20	100,000	95,326
Cliffs Natural Resources, Inc. 4.875% 4/01/21	30,000	28,302
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	43,250

		470,662

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	$70,000	$73,325
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) 5.625% 10/15/21	250,000	250,625

		323,950

Manufacturing — 0.4%
Eaton Corp. (a) 1.500% 11/02/17	110,000	108,452
Eaton Corp. (a) 2.750% 11/02/22	470,000	437,989
General Electric Co. 0.850% 10/09/15	120,000	120,277

		666,718

Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	274,050
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	232,925
Comcast Corp. 6.500% 1/15/15	735,000	789,905
CSC Holdings LLC 6.750% 11/15/21	70,000	74,900
DISH DBS Corp. 7.875% 9/01/19	170,000	193,800
News America, Inc. 6.200% 12/15/34	20,000	21,654
News America, Inc. 6.650% 11/15/37	30,000	34,086
Time Warner Cable, Inc. 4.125% 2/15/21	40,000	37,775
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	16,400
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	42,554
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	111,824
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	266,249
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	21,803
Time Warner, Inc. 4.750% 3/29/21	200,000	214,204
Time Warner, Inc. 6.250% 3/29/41	20,000	21,987
Time Warner, Inc. 7.700% 5/01/32	10,000	12,591

	Principal Amount	Value
United Business Media Ltd. (a) 5.750% 11/03/20	$130,000	$132,893
Univision Communications, Inc. (a) 5.125% 5/15/23	80,000	76,600
Univision Communications, Inc. (a) 6.750% 9/15/22	200,000	211,000
Viacom, Inc. 4.250% 9/01/23	220,000	218,805

		3,006,005

Mining — 2.6%
Barrick Gold Corp. 3.850% 4/01/22	50,000	44,220
Barrick Gold Corp. 4.100% 5/01/23	250,000	220,149
Barrick Gold Corp. 6.950% 4/01/19	140,000	159,750
Barrick NA Finance LLC 4.400% 5/30/21	210,000	195,119
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	39,696
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	132,404
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	489,995
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	30,675
FMG Resources Property Ltd. (a) 6.000% 4/01/17	160,000	164,000
FMG Resources Property Ltd. (a) 8.250% 11/01/19	20,000	21,550
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	40,000	38,658
Freeport-McMoRan Copper & Gold, Inc. (a) 3.100% 3/15/20	150,000	141,048
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	240,000	220,728
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,295
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	102,951
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	260,000	258,427
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	80,000	78,876
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	60,000	61,011
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	10,000	11,793
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	120,000	155,721

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern Copper Corp. 5.250% 11/08/42	$400,000	$322,595
Vale Overseas Ltd. 4.375% 1/11/22	502,000	483,649
Vale Overseas Ltd. 6.875% 11/21/36	361,000	366,124
Vedanta Resources PLC (a) 8.750% 1/15/14	190,000	192,850
Xstrata Finance Canada Ltd. (a) 2.700% 10/25/17	180,000	179,018

		4,131,302

Oil & Gas — 4.1%
Apache Corp. 4.750% 4/15/43	40,000	37,863
Apache Corp. 5.100% 9/01/40	330,000	326,084
Atwood Oceanics, Inc. 6.500% 2/01/20	60,000	62,850
BP Capital Markets PLC 3.125% 10/01/15	480,000	501,993
BP Capital Markets PLC 3.245% 5/06/22	60,000	57,931
BP Capital Markets PLC 3.561% 11/01/21	30,000	29,841
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	226,800
Concho Resources, Inc. 5.500% 10/01/22	40,000	39,900
Concho Resources, Inc. 5.500% 4/01/23	20,000	19,750
Concho Resources, Inc. 6.500% 1/15/22	98,000	105,105
Conoco, Inc. 6.950% 4/15/29	155,000	195,670
Continental Resources Inc. 4.500% 4/15/23	60,000	58,875
Continental Resources Inc./OK, Series A 5.000% 9/15/22	20,000	20,125
Denbury Resources, Inc. 4.625% 7/15/23	70,000	64,050
Devon Energy Corp. 5.600% 7/15/41	280,000	286,228
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	77,267
Hess Corp. 7.300% 8/15/31	5,000	6,001
Hess Corp. 7.875% 10/01/29	90,000	112,856
Hess Corp. 8.125% 2/15/19	180,000	223,993
Kerr-McGee Corp. 6.950% 7/01/24	300,000	351,220

	Principal Amount	Value
Kerr-McGee Corp. 7.875% 9/15/31	$260,000	$328,070
Noble Energy, Inc. 8.250% 3/01/19	300,000	374,889
Occidental Petroleum Corp. 2.700% 2/15/23	130,000	120,105
Occidental Petroleum Corp. 3.125% 2/15/22	190,000	183,295
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	657,969
Petrobras International Finance Co. 3.875% 1/27/16	150,000	154,768
Petrobras International Finance Co. 5.375% 1/27/21	540,000	542,476
Petrobras International Finance Co. 5.750% 1/20/20	142,000	147,547
Petrobras International Finance Co. 6.125% 10/06/16	166,000	181,146
Plains Exploration & Production Co. 6.500% 11/15/20	40,000	42,917
Plains Exploration & Production Co. 6.875% 2/15/23	10,000	10,725
QEP Resources, Inc. 5.250% 5/01/23	70,000	65,275
QEP Resources, Inc. 6.875% 3/01/21	190,000	201,875
Range Resources Corp. 5.000% 8/15/22	110,000	106,425
Range Resources Corp. 5.000% 3/15/23	80,000	76,800
Shell International Finance BV 4.375% 3/25/20	230,000	253,512
Sinopec Group Overseas Development 2012 Ltd. (a) 2.750% 5/17/17	200,000	203,880
Transocean, Inc. 5.050% 12/15/16	70,000	76,712
Transocean, Inc. 6.375% 12/15/21	70,000	77,810

		6,610,598

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	191,316
Cie Generale de Geophysique — Veritas 6.500% 6/01/21	230,000	234,600
Key Energy Services, Inc. 6.750% 3/01/21	190,000	188,100
Schlumberger Norge AS (a) 4.200% 1/15/21	50,000	53,266
Superior Energy Services, Inc. 7.125% 12/15/21	50,000	54,625

		721,907

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.3%
Ball Corp. 4.000% 11/15/23	$50,000	$44,875
Ball Corp. 5.000% 3/15/22	340,000	329,800
Rock Tenn Co. 3.500% 3/01/20	80,000	79,105
Rock Tenn Co. 4.000% 3/01/23	50,000	48,443

		502,223

Pharmaceuticals — 1.2%
AbbVie, Inc. 1.750% 11/06/17	310,000	307,455
AbbVie, Inc. 2.900% 11/06/22	190,000	177,690
Express Scripts Holding Co. 3.500% 11/15/16	620,000	656,175
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	172,706
Pfizer, Inc. 6.200% 3/15/19	240,000	289,053
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	49,627
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	190,000	188,583
Wyeth 5.950% 4/01/37	20,000	23,401
Zoetis, Inc. (a) 3.250% 2/01/23	40,000	38,081

		1,902,771

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	131,600
Access Midstream Partners LP/ACMP Finance Corp. 5.875% 4/15/21	30,000	30,825
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	376,301
Energy Transfer Equity LP 7.500% 10/15/20	60,000	64,200
Enterprise Products Operating LLC 3.350% 3/15/23	380,000	359,646
Enterprise Products Operating LLC 5.700% 2/15/42	250,000	260,735
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	22,128
Enterprise Products Operating LP 5.950% 2/01/41	40,000	43,109
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	100,866

	Principal Amount	Value
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	$430,000	$466,341
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500% 7/15/23	20,000	18,850
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.500% 2/15/23	80,000	80,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	32,000	33,680
Regency Energy Partners LP/Regency Energy Finance Corp. (a) 4.500% 11/01/23	30,000	27,150
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	134,400
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,455
Williams Cos., Inc. 7.750% 6/15/31	78,000	88,403
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	265,409

		2,510,298

Retail — 0.4%
CVS Caremark Corp. 2.750% 12/01/22	120,000	110,878
CVS Pass-Through Trust (a) 5.298% 1/11/27	11,970	12,954
CVS Pass-Through Trust 5.880% 1/10/28	125,621	137,643
CVS Pass-Through Trust 6.036% 12/10/28	106,205	117,044
CVS Pass-Through Trust 6.943% 1/10/30	86,627	100,764
Michaels Stores, Inc. 7.750% 11/01/18	50,000	53,750
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	59,930

		592,963

Savings & Loans — 0.2%
The Goldman Sachs Capital II FRN 4.000% 12/31/49	390,000	284,700
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	9,100
Vesey Street Investment Trust I STEP 4.404% 9/01/16	90,000	96,500

		390,300

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	35,085

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.4%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	$80,000	$80,100
First Data Corp. (a) 6.750% 11/01/20	20,000	20,700
First Data Corp. (a) 7.375% 6/15/19	200,000	210,500
Oracle Corp. 1.200% 10/15/17	260,000	255,356

		566,656

Telecommunications — 3.1%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,517
America Movil SAB de CV 5.625% 11/15/17	160,000	181,995
AT&T Inc 2.500% 8/15/15	180,000	185,404
AT&T, Inc. 2.625% 12/01/22	60,000	53,777
AT&T, Inc. 5.500% 2/01/18	290,000	328,783
AT&T, Inc. 5.800% 2/15/19	200,000	230,347
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	64,074
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	348,230
Intelsat Jackson Holdings SA (a) 5.500% 8/01/23	50,000	46,750
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	192,150
Intelsat Jackson Holdings SA 7.500% 4/01/21	65,000	70,200
Qwest Corp. 6.875% 9/15/33	100,000	96,870
Qwest Corp. 7.500% 10/01/14	55,000	58,277
Rogers Communications, Inc. 6.800% 8/15/18	120,000	143,322
Sprint Capital Corp. 6.875% 11/15/28	50,000	44,625
Sprint Capital Corp. 8.750% 3/15/32	240,000	243,900
Sprint Corp. (a) 7.875% 9/15/23	90,000	91,800
Telecom Italia Capital SA 7.175% 6/18/19	10,000	10,995
Telefonica Emisiones SAU 5.462% 2/16/21	10,000	10,240
Telefonica Emisiones SAU 5.877% 7/15/19	100,000	108,313

	Principal Amount	Value
Telefonica Emisiones SAU 6.221% 7/03/17	$60,000	$66,265
TW Telecom Holdings, Inc. 5.375% 10/01/22	60,000	57,300
Verizon Communications, Inc. 4.500% 9/15/20	360,000	382,848
Verizon Communications, Inc. 5.150% 9/15/23	830,000	889,582
Verizon Communications, Inc. 6.000% 4/01/41	130,000	136,838
Verizon Communications, Inc. 6.350% 4/01/19	100,000	117,353
Verizon Communications, Inc. 6.400% 9/15/33	560,000	621,887
Verizon Communications, Inc. 6.550% 9/15/43	40,000	45,158

		4,934,800

TOTAL CORPORATE DEBT (Cost $60,340,237)		62,190,346

MUNICIPAL OBLIGATIONS — 1.0%
Arizona State University 5.000% 7/01/43	20,000	20,671
City of New York NY 5.000% 8/01/25	30,000	34,331
City of Richmond VA 5.000% 3/01/27	20,000	22,541
City of Richmond VA 5.000% 3/01/28	30,000	33,479
City of Richmond VA 5.000% 3/01/29	30,000	33,276
City Public Service Board of San Antonio TX 5.000% 2/01/43	90,000	93,391
New Jersey Economic Development Authority 5.000% 6/15/46	30,000	30,716
New Jersey State Turnpike Authority 5.000% 1/01/43	40,000	40,763
New Jersey Transportation Trust Fund Authority 5.000% 6/15/38	80,000	81,578
New Jersey Transportation Trust Fund Authority 5.000% 6/15/42	50,000	50,808
New York City Water & Sewer System 5.000% 6/15/47	30,000	30,935
New York City Water & Sewer System 5.000% 6/15/47	30,000	30,976
New York Liberty Development Corp. 5.000% 12/15/41	40,000	40,779

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority 5.000% 12/15/27	$60,000	$67,124
New York State Urban Development Corp. 5.000% 3/15/27	110,000	123,365
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	52,091
Ohio State Turnpike Commission 5.000% 2/15/48	100,000	100,963
Ohio State Turnpike Commission 5.000% 2/15/48	40,000	41,112
Pennsylvania Turnpike Commission 5.000% 12/01/43	40,000	40,538
Private Colleges & Universities Authority 5.000% 10/01/43	50,000	53,111
State of California 5.000% 9/01/23	90,000	104,995
State of California 5.000% 9/01/25	70,000	79,229
State of California 5.000% 4/01/42	70,000	71,555
State of Connecticut 5.000% 7/15/24	30,000	34,943
Tennessee Valley Authority 5.250% 9/15/39	210,000	228,241
Utah Transit Authority 5.000% 6/15/42	90,000	91,968

		1,633,479

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,582,040)		1,633,479

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
Agency Collateral CMO — 0.1%
Federal Home Loan Mortgage Corp., Series 4206, Class CZ 3.000% 5/15/43	101,004	77,754
Federal Home Loan Mortgage Corp., Series 4226, Class GZ 3.000% 7/15/43	100,501	76,412

		154,166

Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	98,137
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	100,000	99,823
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	129,699
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	152,797

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	$60,000	$62,714
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	117,979
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	150,000	158,333

		819,482

Commercial MBS — 1.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	70,938
CD Mortgage Trust, Series 2006-CD2, Class AM VRN 5.531% 1/15/46	60,000	64,377
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.582% 8/10/44	765,163	28,584
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA VRN (a) 1.899% 8/10/44	818,152	60,789
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A (a) 3.551% 4/10/34	74,000	73,091
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	90,000	99,264
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	130,000	142,410
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIB20, Series 2007-CB20, Class AM VRN 6.078% 2/12/51	10,000	11,219
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM VRN 5.204% 12/12/49	40,000	43,464
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 6.093% 8/12/49	10,000	11,317
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA VRN (a) 2.050% 8/15/45	542,167	53,969
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	650,000	722,639

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3 5.678% 5/15/46	$650,000	$727,582
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.310% 2/15/44	944,091	39,137

		2,148,780

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.479% 12/25/45	224,300	218,682
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.579% 12/25/42	66,764	65,120
CWHEQ Revolving Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.412% 12/15/35	101,566	76,076
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F VRN 6.340% 12/15/28	64	64
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.619% 7/25/30	90,026	89,115
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.419% 12/25/36	1,171,482	705,555
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 FRN 0.569% 11/25/35	2,400,000	1,224,503
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	78,886	74,723

		2,453,838

Manufactured Housing ABS — 0.7%
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 2.949% 3/18/29	200,000	171,935
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.584% 6/19/29	75,000	62,678
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.679% 2/20/30	75,000	62,353
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.682% 3/13/32	200,000	176,037
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.685% 2/20/32	150,000	133,168
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	427,094	442,015

		1,048,186

	Principal Amount	Value
Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 1.179% 10/25/34	$223,842	$217,684

Student Loans ABS — 2.1%
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.890% 6/15/43	400,000	340,118
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.526% 10/25/32	151,103	146,715
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.682% 7/25/42	500,000	489,642
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.436% 7/25/23	481,230	475,780
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.544% 12/15/25	300,000	297,006
SLM Student Loan Trust, Series 2001-4, Class B FRN 0.766% 1/25/21	600,000	597,564
SLM Student Loan Trust, Series 2012-1, Class A3 FRN 1.129% 9/25/28	700,000	705,388
SunTrust Student Loan Trust, Series 2006-1A, Class A3 FRN (a) 0.384% 1/30/23	262,048	260,141

		3,312,354

WL Collateral CMO — 5.0%
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1 FRN 2.591% 8/25/34	318,226	317,271
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.509% 10/25/35	178,888	131,232
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.579% 9/25/35	244,491	217,566
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.529% 9/25/35	273,090	232,076
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 FRN 2.729% 10/25/35	298,467	266,348
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A FRN 2.786% 2/25/36	145,069	112,331
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 0.959% 12/25/34	28,977	22,909

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 FRN 2.106% 9/25/33	$911,990	$897,338
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 FRN 2.827% 1/25/36	240,799	225,011
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 FRN 2.825% 3/25/36	221,435	163,168
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	264,588	265,374
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	103,409	104,765
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,238,581	1,256,314
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A FRN 2.426% 8/25/34	332,711	319,525
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.303% 3/25/46	877,973	674,130
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.439% 11/25/45	236,808	212,341
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.469% 10/25/45	180,902	168,292
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.033% 10/25/46	1,217,153	939,395
WaMu Mortgage Pass Through Certificates, Series 2006-AR6, Class 2A FRN 1.113% 8/25/46	618,804	382,492
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 FRN 4.748% 11/25/36	1,313,240	1,117,879

		8,025,757

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,035,403)		18,180,247

SOVEREIGN DEBT OBLIGATIONS — 3.7%
Brazil Notas do Tesouro Nacional Serie F BRL (b) 10.000% 1/01/21	1,970,000	823,029

	Principal Amount	Value
Mexican Bonos MXN (b) 6.500% 6/09/22	$17,845,000	$1,411,544
Mexican Bonos MXN (b) 8.000% 6/11/20	10,428,000	906,707
Mexico Government International Bond 4.750% 3/08/44	194,000	175,570
Province of Ontario Canada 2.700% 6/16/15	660,000	684,717
Residual Funding Corp. Principal Strip 0.010% 10/15/19	1,280,000	1,125,446
Russian Federal Bond RUB (b) 7.000% 1/25/23	27,160,000	827,755

		5,954,768

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,866,306)		5,954,768

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.6%
Collateralized Mortgage Obligations — 6.2%
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,724,591	230,462
Series 4063, Class S 5.768% 6/15/42 FRN	89,248	22,395
Series 4068, Class DS 5.818% 6/15/42 FRN	186,797	34,799
Series 4057, Class SA 5.868% 4/15/39 FRN	363,431	65,233
Series 4097, Class ST 5.868% 8/15/42 FRN	91,738	20,313
Series 4097, Class ES 5.918% 8/15/42 FRN	182,791	35,190
Series 4147, Class CS 5.918% 12/15/42 FRN	96,642	22,598
Series 2012-93, Class SM 5.921% 9/25/42	560,368	120,935
Series 4116, Class AS 5.968% 10/15/42 FRN	278,325	58,602
Series 4120, Class SV 5.968% 10/15/42 FRN	188,961	40,143
Series 4136, Class SQ 5.968% 11/15/42 FRN	95,071	21,425
Series 4150, Class SP 5.968% 1/15/43 FRN	187,599	35,028
Series 4199, Class CS 5.968% 5/15/43 FRN	295,300	67,464
Series R007, Class ZA 6.000% 5/15/36	545,341	593,821
Series 4199, Class SB 6.018% 5/15/40 FRN	195,740	41,041
Series 4116, Class LS 6.018% 10/15/42	724,858	158,675

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 3621, Class SB 6.048% 1/15/40 FRN	$167,962	$22,153
Series 4203, Class PS 6.068% 9/15/42	587,337	117,894
Series 3349, Class AS 6.318% 7/15/37 FRN	1,605,685	231,488
Series 4102, Class MS 6.418% 9/15/42 FRN	653,523	145,309
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K024, Class X1 1.025% 9/25/22 VRN	338,760	20,910
Series K006, Class AX1 1.207% 1/25/20 VRN	614,829	32,253
Series K007, Class X1 1.391% 4/25/20 VRN	1,334,331	78,525
Series K009, Class X1 1.663% 8/25/20 VRN	762,025	55,444
Series K702, Class X1 1.712% 2/25/18 VRN	3,190,789	183,875
Series K008, Class X1 1.824% 6/25/20 VRN	1,632,858	135,521
Series K015, Class X1 1.836% 7/25/21 VRN	876,715	88,482
Series K703, Class X1 2.250% 5/25/18 VRN	1,450,088	118,961
Federal National Mortgage Association Series 409, Class C2 3.000% 4/25/27	446,017	52,622
Series 409, Class C13 3.500% 11/25/41	263,502	29,476
Series 409, Class C18 4.000% 4/25/42	471,887	101,050
Series 409, Class C22 4.500% 11/25/39	382,720	45,351
Series 2011-59, Class NZ 5.500% 7/25/41	565,706	623,758
Series 2013-9, Class CB 5.500% 4/25/42	1,700,000	1,849,190
Series 2011-87, Class SJ 5.771% 9/25/41 FRN	527,224	72,831
Series 2012-98, Class SA 5.871% 5/25/39 FRN	92,833	16,892
Series 2012-111, Class JS 5.921% 7/25/40 FRN	380,409	79,137
Series 2012-93, Class SG 5.921% 9/25/42 FRN	183,902	37,083
Series 2012-128, Class SQ 5.971% 11/25/42 FRN	94,800	21,511
Series 2012-128, Class SL 5.971% 11/25/42 FRN	96,081	24,020
Series 2012-124, Class SE 5.971% 11/25/42 FRN	752,905	161,726

	Principal Amount	Value
Series 2012-133, Class GS 5.971% 12/25/42 FRN	$283,876	$59,766
Series 2012-133, Class CS 5.971% 12/25/42 FRN	187,638	43,677
Series 2012-134, Class SC 5.971% 12/25/42 FRN	188,072	37,096
Series 2012-134, Class SK 5.971% 12/25/42 FRN	95,237	18,392
Series 2013-19, Class SK 5.971% 3/25/43 FRN	97,388	22,158
Series 2012-46, Class BA 6.000% 5/25/42	655,682	724,908
Series 2013-9, Class SG 6.021% 3/25/39 FRN	97,483	19,861
Series 2010-142, Class SM 6.351% 12/25/40 FRN	302,021	33,257
Series 2010-150, Class SN 6.351% 1/25/41 FRN	274,070	36,343
Series 2012-63, Class DS 6.371% 3/25/39 FRN	274,827	57,346
Series 2011-87, Class SG 6.371% 4/25/40 FRN	745,224	142,805
Series 2011-96, Class SA 6.371% 10/25/41 FRN	922,451	132,755
Series 2012-111, Class SB 6.421% 10/25/42 FRN	189,346	41,822
Series 2012-74, Class SA 6.471% 3/25/42 FRN	262,102	39,592
Series 2012-28, Class B 6.500% 6/25/39	225,797	249,837
Series 2013-9, Class BC 6.500% 7/25/42	682,433	750,718
Series 2011-63, Class SW 6.501% 7/25/41 FRN	297,298	38,302
Series 2012-51, Class B 7.000% 5/25/42	544,579	606,147
Government National Mortgage Association Series 2010-H28, Class FE 0.586% 12/20/60 FRN	323,974	319,239
Series 2011-H08, Class FG 0.666% 3/20/61 FRN	268,065	265,475
Series 2011-H09, Class AF 0.686% 3/20/61 FRN	178,208	176,627
Series 2012-66, Class CI 3.500% 2/20/38	269,369	43,013
Series 2011-40, Class SA 5.948% 2/16/36 FRN	491,579	62,920
Series 2010-31, Class GS 6.320% 3/20/39 FRN	102,396	14,759
Series 2010-85, Class HS 6.470% 1/20/40 FRN	247,920	39,951

		9,890,352

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 25.4%
Federal Home Loan Mortgage Corp. Pool #1N1640 1.918% 1/01/37 FRN	$173,038	$179,896
Pool #1N1637 2.188% 1/01/37 FRN	520,449	551,226
Pool #1J1368 3.148% 10/01/36 FRN	127,933	136,040
Pool #G14492 4.000% 10/01/25	1,248,455	1,322,484
Pool #U90316 4.000% 10/01/42	96,701	100,441
Pool #U91254 4.000% 4/01/43	198,527	206,204
Pool #Q19135 4.000% 6/01/43	99,532	104,594
Pool #Q19236 4.000% 6/01/43	99,551	104,397
Pool #Q19615 4.000% 7/01/43	98,784	103,824
Pool #U95137 4.000% 8/01/43	99,721	103,578
Pool #G06875 5.500% 12/01/38	43,613	47,371
Pool #G06669 6.500% 9/01/39	87,204	97,496
Pool #G07335 7.000% 3/01/39	236,526	269,848
Federal National Mortgage Association Pool #950385 1.328% 8/01/37 FRN	32,205	32,726
Pool #AP9633 2.500% 10/01/42	190,501	177,285
Pool #AQ7306 3.000% 1/01/43	96,821	93,009
Pool #AR1202 3.000% 1/01/43	96,775	92,964
Pool #MA1213 3.500% 10/01/42	969,334	975,809
Pool #MA1372 3.500% 3/01/43	294,119	297,278
Pool #MA1403 3.500% 4/01/43	788,819	797,293
Pool #AK8441 4.000% 4/01/42	93,025	97,738
Pool #AO2711 4.000% 5/01/42	89,727	94,273
Pool #AO6086 4.000% 6/01/42	97,732	102,684
Pool #AP0692 4.000% 7/01/42	94,294	99,071
Pool #AP5333 4.000% 7/01/42	392,680	412,574

	Principal Amount	Value
Pool #AP2530 4.000% 8/01/42	$94,379	$99,161
Pool #AP2958 4.000% 8/01/42	92,098	96,764
Pool #AP4903 4.000% 9/01/42	98,244	103,267
Pool #AP7399 4.000% 9/01/42	196,311	206,257
Pool #AP9766 4.000% 10/01/42	388,382	404,296
Pool #AP9229 4.000% 10/01/42	98,299	103,279
Pool #AQ3599 4.000% 11/01/42	96,202	101,077
Pool #AQ7003 4.000% 12/01/42	186,612	196,067
Pool #AQ4555 4.000% 12/01/42	186,229	195,606
Pool #AQ7082 4.000% 1/01/43	197,071	207,179
Pool #AL3508 4.000% 4/01/43	97,395	102,588
Pool #AB9383 4.000% 5/01/43	294,907	310,216
Pool #AQ4078 4.000% 6/01/43	99,486	104,791
Pool #AQ4080 4.000% 6/01/43	98,723	103,848
Pool #AT8394 4.000% 6/01/43	99,176	104,465
Pool #AB9683 4.000% 6/01/43	197,508	207,422
Pool #AT9637 4.000% 7/01/43	295,989	311,355
Pool #AT9653 4.000% 7/01/43	199,064	209,679
Pool #AT9657 4.000% 7/01/43	197,336	207,241
Pool #AS0070 4.000% 8/01/43	99,706	103,791
Pool #MA1547 4.000% 8/01/43	99,684	103,768
Pool #MA0706 4.500% 4/01/31	113,268	122,122
Pool #MA0734 4.500% 5/01/31	340,478	367,091
Pool #MA0776 4.500% 6/01/31	114,117	123,037
Pool #MA0913 4.500% 11/01/31	78,431	84,562
Pool #MA0939 4.500% 12/01/31	84,526	91,133

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #993117 4.500% 1/01/39	$29,384	$31,387
Pool #AA0856 4.500% 1/01/39	42,252	45,132
Pool #AA2450 4.500% 2/01/39	9,075	9,694
Pool #AA3495 4.500% 2/01/39	69,583	74,326
Pool #935520 4.500% 8/01/39	141,785	151,538
Pool #AD5481 4.500% 5/01/40	2,056,615	2,197,766
Pool #AD6914 4.500% 6/01/40	221,781	237,002
Pool #AD8685 4.500% 8/01/40	377,542	403,454
Pool #974965 5.000% 4/01/38	942,564	1,021,320
Pool #AE2266 5.000% 3/01/40	251,725	272,758
Pool #937948 5.500% 6/01/37	41,132	44,760
Pool #995072 5.500% 8/01/38	131,168	142,901
Pool #481473 6.000% 2/01/29	212	233
Pool #867557 6.000% 2/01/36	3,158	3,458
Pool #AE0469 6.000% 12/01/39	943,954	1,036,399
Pool #AE0758 7.000% 2/01/39	356,039	393,124
Federal National Mortgage Association TBA Pool #6560 2.500% 10/01/27 (c)	1,600,000	1,609,875
Pool #7180 3.000% 1/01/27 (c)	900,000	931,781
Pool #6268 3.500% 1/01/26 (c)	1,200,000	1,266,750
Pool #17115 3.500% 4/01/42 (c)	4,300,000	4,379,281
Pool #18388 4.000% 1/01/41 (c)	5,400,000	5,664,093
Pool #29322 5.000% 2/01/37 (c)	2,000,000	2,169,062
Government National Mortgage Association Pool #G24746 4.500% 7/20/40	608,010	656,295
Pool #783298 4.500% 4/20/41	928,188	1,001,609
Pool #783368 4.500% 7/20/41	116,370	125,525

	Principal Amount	Value
Pool #4747 5.000% 7/20/40	$544,314	$595,577
Pool #487588 6.000% 4/15/29	5,652	6,339
Pool #595077 6.000% 10/15/32	912	1,022
Pool #596620 6.000% 10/15/32	1,425	1,597
Pool #598000 6.000% 12/15/32	75	83
Pool #604706 6.000% 10/15/33	147,103	164,072
Pool #636251 6.000% 3/15/35	13,775	15,333
Pool #782034 6.000% 1/15/36	170,192	189,467
Pool #658029 6.000% 7/15/36	88,707	98,319
Government National Mortgage Association TBA Pool #3920 3.000% 11/01/42 (c)	300,000	295,851
Pool #5490 3.500% 1/01/42 (c)	900,000	925,172
Pool #1635 3.500% 6/01/42 (c)	2,300,000	2,372,234
Pool #1367 4.000% 7/01/41 (c)	600,000	634,875
Pool #4536 4.000% 12/15/49 (c)	600,000	632,813

		40,772,442

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $51,239,110)		50,662,794

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds & Notes — 12.0%
U.S. Treasury Bond 2.750% 8/15/42	3,111,000	2,578,372
U.S. Treasury Bond 2.875% 5/15/43	3,745,000	3,178,747
U.S. Treasury Bond 3.625% 8/15/43	470,000	464,575
U.S. Treasury Inflation Index 0.625% 2/15/43	1,239,532	1,016,223
U.S. Treasury Inflation Index 0.750% 2/15/42	103,378	88,477
U.S. Treasury Inflation Index 2.125% 2/15/40	367,455	434,802
U.S. Treasury Note 0.750% 6/30/17	160,000	158,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.750% 3/31/18	$20,000	$19,575
U.S. Treasury Note 1.375% 6/30/18	130,000	130,343
U.S. Treasury Note 1.375% 7/31/18	200,000	200,354
U.S. Treasury Note 1.500% 8/31/18	150,000	151,003
U.S. Treasury Note 1.875% 6/30/20	2,650,000	2,637,604
U.S. Treasury Note 2.000% 9/30/20	8,190,000	8,181,682
U.S. Treasury Note 2.500% 8/15/23	90,000	89,079

		19,329,548

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,022,102)		19,329,548

TOTAL BONDS & NOTES (Cost $163,801,770)		164,626,329

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
3 Month Euribor Put, Expires 12/16/13, Strike 99.625	42	1,575
Eurodollar Mid-Curve 1 Year Call, Expires 10/11/13, Strike 99.38	28	8,400
U.S. Treasury Bond 30 Year Call, Expires 10/25/13, Strike 136.00	18	8,215
U.S. Treasury Note 10 Year Call, Expires 11/22/13, Strike 128.50	65	23,359

		41,549

TOTAL PURCHASED OPTIONS (Cost $38,760)		41,549

TOTAL LONG-TERM INVESTMENTS (Cost $164,003,190)		164,834,072

	Principal Amount
SHORT-TERM INVESTMENTS — 10.8%
Discount Notes — 7.2%
Federal Home Loan Mortgage Corp. 0.010% 12/09/13 (d)	$50,000	49,991
Federal Home Loan Mortgage Corp. 0.010% 12/18/13 (d)	90,000	89,981

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.010% 2/03/14	$10,000,000	$9,997,221
Federal Home Loan Mortgage Corp. 0.010% 2/04/14	890,000	889,657
Federal National Mortgage Association 0.010% 2/24/14 (d)	470,000	469,759

		11,496,609

Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	5,794,346	5,794,346

TOTAL SHORT-TERM INVESTMENTS (Cost $17,290,955)		17,290,955

TOTAL INVESTMENTS — 113.4% (Cost $181,294,145) (f)		182,125,027

Other Assets/(Liabilities) — (13.4)%		(21,482,804)

NET ASSETS — 100.0%		$160,642,223

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BRL	Brazilian Real
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
RUB	Russian Ruble
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $14,210,672 or 8.85% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	Maturity value of $5,794,347. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $5,912,342.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 62.3%

COMMON STOCK — 60.7%
Basic Materials — 4.2%
Chemicals — 2.2%
Agrium, Inc.	7,139	$599,889
Akzo Nobel NV	5,805	381,606
Arkema	2,822	314,491
Asahi Kasei Corp.	71,000	536,474
BASF SE	3,916	375,996
CF Industries Holdings, Inc.	491	103,518
China BlueChemical Ltd.	389,700	230,619
Eastman Chemical Co.	1,600	124,640
FMC Corp.	20,364	1,460,506
Hitachi Chemical Co. Ltd.	25,300	407,430
JSR Corp.	20,300	378,291
Koninklijke DSM NV	9,391	708,816
Lanxess AG	12,249	795,114
Linde AG	4,365	865,007
Mexichem SAB de CV	68,490	298,615
Monsanto Co.	10,062	1,050,171
Nitto Denko Corp.	8,300	543,784
PPG Industries, Inc.	938	156,702
Praxair, Inc.	2,995	360,029
PTT Global Chemical PCL	202,360	481,964
Shin-Etsu Chemical Co. Ltd.	22,088	1,356,038
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,807	146,854
Syngenta AG	4,364	1,782,924
Ube Industries Ltd.	156,600	296,056

		13,755,534

Forest Products & Paper — 0.0%
International Paper Co.	2,503	112,134

Iron & Steel — 0.0%
Fortescue Metals Group Ltd.	58,227	258,395

Machinery – Construction & Mining — 0.4%
Rio Tinto PLC	50,632	2,479,658

Mining — 1.6%
Anglo Platinum Ltd. (a)	1	43
Antofagasta PLC	48,007	637,225
BHP Billiton PLC	60,841	1,791,995
Boliden AB	19,861	297,716
Detour Gold Corp. (a)	12,208	103,467
Eldorado Gold Corp.	49,178	331,816
First Quantum Minerals Ltd.	37,941	706,479
Freeport-McMoRan Copper & Gold, Inc.	37,588	1,243,411
Glencore International PLC	38,176	208,243
Goldcorp, Inc.	62,439	1,624,038
Kinross Gold Corp.	11,753	59,353
Kinross Gold Corp.	54,283	273,510

	Number of Shares	Value
Newcrest Mining Ltd.	24,480	$267,433
Newmont Mining Corp.	25,308	711,155
Orica Ltd.	12,828	240,130
Osisko Mining Corp. (a)	51,044	258,181
Polyus Gold International Ltd. GDR (Russia)	79,418	246,368
Silver Wheaton Corp.	24,200	599,434
Southern Copper Corp.	9,670	263,411
Teck Resources Ltd. Class B	12,460	334,426

		10,197,834

		26,803,555

Communications — 6.1%
Advertising — 0.1%
WPP PLC	12,917	265,919

Internet — 1.5%
Amazon.com, Inc. (a)	3,217	1,005,763
eBay, Inc. (a)	18,293	1,020,566
Expedia, Inc.	1,774	91,875
Facebook, Inc. Class A (a)	13,426	674,522
Google, Inc. Class A (a)	5,950	5,211,665
Rakuten, Inc.	37,300	566,793
Symantec Corp.	3,613	89,422
TIBCO Software, Inc. (a)	43,839	1,121,840

		9,782,446

Media — 1.5%
Charter Communications, Inc. Class A (a)	7,242	975,932
Comcast Corp. Class A	59,195	2,672,654
DISH Network Corp. Class A	2,876	129,449
Grupo Televisa SAB	10,636	59,398
Kabel Deutschland Holding AG (a)	9,214	1,083,223
Liberty Media Corp. Class A (a)	7,825	1,151,449
Mediaset SpA (a)	116,647	474,041
Pearson PLC	8,980	182,778
Rogers Communications, Inc. Class B	9,316	400,681
RTL Group (a)	6,553	665,082
Shaw Communications, Inc.	32,919	764,451
Singapore Press Holdings Ltd.	56,090	183,814
Time Warner Cable, Inc.	5,351	597,172
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	51,057	304,014

		9,644,138

Telecommunications — 3.0%
Amdocs Ltd.	2,789	102,189
Axiata Group	356,812	753,319
BCE, Inc.	5,993	256,116
BT Group PLC	174,322	965,911
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	8,290	261,798

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Cisco Systems, Inc.	32,655	$764,780
Corning, Inc.	46,239	674,627
Crown Castle International Corp. (a)	7,624	556,781
Deutsche Telekom AG	103,442	1,500,394
Eutelsat Communications SA	6,971	220,455
Far EasTone Telecommunications Co. Ltd.	138,087	344,301
France Telecom SA	17,537	219,979
KDDI Corp.	14,200	730,926
KT Corp. Sponsored ADR (Republic of Korea)	10,966	183,900
Motorola Solutions, Inc.	1,773	105,281
MTN Group Ltd.	8,869	173,095
Nippon Telegraph & Telephone Corp.	8,770	455,204
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	3,962	268,782
QUALCOMM, Inc.	45,184	3,043,594
Singapore Telecommunications Ltd.	300,228	893,298
Softbank Corp.	3,200	222,392
Swisscom AG	932	448,440
TDC A/S	38,161	322,860
Telecom Italia SpA	548,599	453,038
Telecom Italia SpA- RSP	54,481	36,140
Telefonica Brasil SA Sponsored ADR (Brazil)	17,387	390,164
Telefonica Deutschland Holding AG	47,206	372,808
Telefonica SA (a)	49,017	766,090
Telefonica SA Sponsored ADR (Spain) (a)	10,697	165,590
Telekom Malaysia	205,924	330,577
Telekomunikasi Indonesia Persero Tbk PT	870,500	158,086
TELUS Corp.	8,591	284,740
Vodafone Group PLC	267,721	944,045
Vodafone Group PLC Sponsored ADR (United Kingdom)	28,400	999,112
Ziggo NV	18,349	743,390

		19,112,202

		38,804,705

Consumer, Cyclical — 6.3%
Airlines — 0.1%
Japan Airlines Co. Ltd.	15,500	939,447

Auto Manufacturers — 2.4%
Bayerische Motoren Werke AG	5,382	578,591
Daihatsu Motor Co. Ltd.	15,750	306,004
Dongfeng Motor Group Co. Ltd. Class H	97,500	148,471
Fiat Industrial SpA (b)	176,277	2,260,756
Ford Motor Co.	94,423	1,592,916
Fuji Heavy Industries Ltd.	107,030	2,977,329
General Motors Co. (a)	41,541	1,494,230

	Number of Shares	Value
Honda Motor Co. Ltd.	34,260	$1,309,257
Hyundai Motor Co.	3,647	852,221
Paccar, Inc.	10,353	576,248
Suzuki Motor Corp.	60,737	1,459,036
Toyota Motor Corp.	18,000	1,154,360
Yulon Motor Co. Ltd.	150,000	251,226

		14,960,645

Automotive & Parts — 1.0%
Aisin Seiki Co. Ltd.	10,840	464,604
BorgWarner, Inc.	4,981	505,024
Bridgestone Corp.	30,600	1,120,114
Cheng Shin Rubber Industry Co. Ltd.	127,211	333,164
Delphi Automotive PLC	8,134	475,188
Denso Corp.	16,070	752,924
Futaba Industrial Co. Ltd. (a)	21,010	87,098
Johnson Controls, Inc.	10,606	440,149
Lear Corp.	1,900	135,983
Sumitomo Electric Industries Ltd.	30,900	448,548
Toyota Industries Corp.	30,521	1,321,883
TRW Automotive Holdings Corp. (a)	7,741	552,011

		6,636,690

Distribution & Wholesale — 0.7%
Fastenal Co.	11,970	601,493
Mitsubishi Corp.	52,420	1,063,265
Mitsui & Co. Ltd.	163,852	2,387,432
Sumitomo Corp.	23,700	320,078

		4,372,268

Entertainment — 0.2%
Delta Topco Ltd. (b)	800,425	469,299
International Game Technology	8,320	157,497
Manchester United PLC Class A (a)	19,464	338,090

		964,886

Home Builders — 0.2%
Barratt Developments PLC (a)	64,580	322,635
MRV Engenharia e Participacoes SA	84,760	348,402
PulteGroup, Inc.	29,798	491,667
Taylor Wimpey PLC	193,363	314,840

		1,477,544

Leisure Time — 0.1%
Carnival Corp.	9,733	317,685

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	91,455

Retail — 1.3%
Coach, Inc.	19,276	1,051,120
CVS Caremark Corp.	19,365	1,098,964
Macy’s, Inc.	1,900	82,213
McDonald’s Corp.	16,919	1,627,777
Nitori Holdings Co. Ltd.	5,550	509,069
Ross Stores, Inc.	1,200	87,360
Ryohin Keikaku Co. Ltd.	6,800	615,288

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Wal-Mart Stores, Inc.	28,518	$2,109,191
Williams-Sonoma, Inc.	6,594	370,583
Yamada Denki Co. Ltd.	164,100	485,304
Zhongsheng Group Holdings Ltd.	213,850	337,609

		8,374,478

Textiles — 0.1%
Guinness Peat Group PLC (a)	317,096	150,123
Kuraray Co. Ltd.	32,110	385,731

		535,854

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	16,143	675,746
Nintendo Co. Ltd.	4,800	545,436

		1,221,182

		39,892,134

Consumer, Non-cyclical — 13.0%
Agriculture — 0.1%
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	145,491
SLC Agricola SA	29,926	296,789

		442,280

Beverages — 1.3%
The Coca-Cola Co.	61,108	2,314,771
Constellation Brands, Inc. Class A (a)	2,698	154,865
Diageo PLC	5,913	187,895
Diageo PLC Sponsored ADR (United Kingdom)	7,566	961,487
Dr. Pepper Snapple Group, Inc.	4,414	197,836
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,102	301,173
InBev NV	7,509	746,341
Kirin Holdings Co. Ltd.	23,800	347,848
PepsiCo, Inc.	25,490	2,026,455
SABMiller PLC	9,194	468,674
Suntory Beverage & Food Ltd. (a)	16,700	563,542

		8,270,887

Biotechnology — 0.7%
Amgen, Inc.	9,353	1,046,975
ARIAD Pharmaceuticals, Inc. (a)	16,957	312,009
Biogen Idec, Inc. (a)	3,842	925,000
Celgene Corp. (a)	9,583	1,475,111
Mesoblast Ltd. (a)	56,372	300,404
Vertex Pharmaceuticals, Inc. (a)	5,889	446,504

		4,506,003

Commercial Services — 1.6%
Alliance Data Systems Corp. (a)	812	171,714
Benesse Holdings, Inc.	5,100	185,585
Cielo SA	24,354	658,656
MasterCard, Inc. Class A	5,348	3,598,027

	Number of Shares	Value
McKesson Corp.	9,182	$1,178,051
Qualicorp SA (a)	38,457	351,376
Visa, Inc. Class A	20,895	3,993,034

		10,136,443

Cosmetics & Personal Care — 0.8%
Beiersdorf AG	6,254	555,345
Colgate-Palmolive Co.	20,967	1,243,343
Kao Corp.	9,300	290,589
The Procter & Gamble Co.	37,482	2,833,264
Unicharm Corp.	6,600	386,327

		5,308,868

Foods — 1.3%
Casino Guichard-Perrachon SA	2,776	286,231
Cosan Ltd. Class A	39,344	604,717
General Mills, Inc.	17,437	835,581
Hillshire Brands Co.	23,115	710,555
The Kroger Co.	2,958	119,326
Nestle SA	47,282	3,311,732
Tesco PLC	73,367	426,517
Unilever NV	35,829	1,394,293
Unilever NV NY Shares	4,221	159,216
Unilever PLC	12,230	472,343
Unilever PLC Sponsored ADR (United Kingdom)	4,666	180,014

		8,500,525

Health Care – Products — 0.7%
Baxter International, Inc.	10,747	705,970
Becton, Dickinson & Co.	952	95,219
Covidien PLC	20,351	1,240,190
Fresenius SE & Co. KGaA	8,496	1,055,395
Intuitive Surgical, Inc. (a)	610	229,525
Johnson & Johnson	4,981	431,803
Medtronic, Inc.	15,418	821,008
Stryker Corp.	1,408	95,167

		4,674,277

Health Care – Services — 1.9%
Aetna, Inc.	17,236	1,103,449
Al Noor Hospitals Group PLC (a)	32,300	427,393
Bangkok Dusit Medical Services PCL	119,600	481,765
DaVita, Inc. (a)	9,862	561,148
Envision Healthcare Holdings, Inc. (a)	12,675	329,930
HCA Holdings, Inc.	29,201	1,248,343
HEALTHSOUTH Corp.	12,924	445,620
Humana, Inc.	11,592	1,081,881
IHH Healthcare Bhd (a)	910,300	1,159,258
Life Healthcare Group Holdings Ltd.	95,173	338,202
NMC Health PLC	54,443	288,165
Raffles Medical Group Ltd.	92,600	232,556
Siloam International Hospitals Tbk PT (a)	340,880	306,145

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Tenet Healthcare Corp. (a)	11,245	$463,182
UnitedHealth Group, Inc.	17,984	1,287,834
Universal Health Services, Inc. Class B	23,190	1,739,018
WellPoint, Inc.	6,712	561,190

		12,055,079

Household Products — 0.3%
Avery Dennison Corp.	7,477	325,399
Beam, Inc.	2,912	188,261
Church & Dwight Co., Inc.	4,603	276,410
Hypermarcas SA	65,490	528,340
Kimberly-Clark Corp.	7,717	727,096

		2,045,506

Pharmaceuticals — 4.3%
Abbott Laboratories	17,640	585,472
AbbVie, Inc.	38,734	1,732,572
Allergan, Inc.	7,301	660,375
AmerisourceBergen Corp.	1,354	82,729
Astellas Pharma, Inc.	7,370	376,715
AstraZeneca PLC	20,165	1,047,990
Bristol-Myers Squibb Co.	20,102	930,321
Cardinal Health, Inc.	26,856	1,400,540
Cubist Pharmaceuticals, Inc. (a)	6,853	435,508
Express Scripts Holding Co. (a)	11,511	711,150
Gilead Sciences, Inc. (a)	23,151	1,454,809
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	89,453
Mead Johnson Nutrition Co. Class A	15,227	1,130,757
Merck & Co., Inc.	34,404	1,637,974
Novartis AG	18,399	1,414,253
Otsuka Holdings Co. Ltd.	12,000	348,381
Perrigo Co.	4,197	517,826
Pfizer, Inc. (c)	139,749	4,012,194
Roche Holding AG	13,414	3,618,530
Sanofi	26,669	2,704,466
Sanofi ADR (France)	1,546	78,274
Ship Healthcare Holdings, Inc.	4,600	179,577
Shire Ltd.	27,986	1,120,569
Sino Biopharmaceutical Ltd.	184,000	125,214
Sinopharm Group Co.	132,800	333,011
Valeant Pharmaceuticals International, Inc. (a)	2,807	292,854

		27,021,514

		82,961,382

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Keppel Corp. Ltd.	59,812	496,899
LVMH Moet Hennessy Louis Vuitton SA	3,264	643,285

		1,140,184

	Number of Shares	Value
Energy — 6.5%
Coal — 0.2%
Project Eagle Shell (b)	34,701	$591,168
Project Eagle Shell Class A (b)	400	6,814
Project Eagle Shell Series D (b)	36,254	616,318

		1,214,300

Oil & Gas — 5.2%
Anadarko Petroleum Corp.	27,841	2,588,935
Athabasca Oil Corp. (a)	80,006	609,725
BG Group PLC	104,432	1,996,358
BP PLC	59,213	415,431
BP PLC Sponsored ADR (United Kingdom)	16,330	686,350
Canadian Natural Resources Ltd.	23,587	741,575
Chevron Corp.	16,182	1,966,113
Cobalt International Energy, Inc. (a)	16,439	408,673
Devon Energy Corp.	11,921	688,557
Diamond Offshore Drilling, Inc.	1,274	79,396
Eni SpA	94,028	2,167,868
EOG Resources, Inc.	5,414	916,482
Helmerich & Payne, Inc.	1,557	107,355
Inpex Corp.	71,200	841,655
KazMunaiGas Exploration Production GDR (Kazakhstan) (d)	35,419	526,343
Kunlun Energy Co. Ltd	282,000	396,350
Marathon Oil Corp.	83,008	2,895,319
Marathon Petroleum Corp.	39,083	2,513,819
Murphy Oil Corp.	1,471	88,731
Murphy USA, Inc. (a)	367	14,823
Occidental Petroleum Corp.	18,972	1,774,641
Petroleo Brasileiro SA Sponsored ADR (Brazil)	47,306	732,770
Phillips 66	24,486	1,415,780
QEP Resources, Inc.	24,864	688,484
SM Energy Co.	11,215	865,686
Statoil ASA	58,212	1,322,388
Suncor Energy, Inc.	60,394	2,159,420
Suncor Energy, Inc.	2,608	93,314
Total SA	14,784	859,266
Total SA Sponsored ADR (France)	19,517	1,130,425
Valero Energy Corp.	3,147	107,470
Vallares PLC (a)	33,698	512,598
Whiting Petroleum Corp. (a)	17,656	1,056,712

		33,368,812

Oil & Gas Services — 1.1%
Dresser-Rand Group, Inc. (a)	15,207	948,917
National Oilwell Varco, Inc.	25,873	2,020,940
Schlumberger Ltd.	30,760	2,717,954
Technip SA	10,250	1,203,948

		6,891,759

		41,474,871

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 10.9%
Banks — 4.6%
Banco Bilbao Vizcaya Argentaria SA	46,247	$519,562
Banco Santander Chile Sponsored ADR (Chile)	12,398	325,943
Banco Santander SA	86,053	705,451
Banco Santander SA ADS (Brazil)	50,316	349,696
Bank of America Corp.	152,143	2,099,573
Bank of New York Mellon Corp.	20,948	632,420
Bank of Nova Scotia	9,096	521,008
BB&T Corp.	27,039	912,566
BNP Paribas	31,859	2,156,400
Capital One Financial Corp.	14,741	1,013,296
Commonwealth Bank of Australia	2,815	187,127
Deutsche Bank AG	29,682	1,362,868
HSBC Holdings PLC	205,579	2,227,904
Intesa Sanpaolo	399,965	826,365
Lloyds Banking Group PLC (a)	1,078,051	1,286,183
M&T Bank Corp.	5,903	660,664
Mitsubishi UFJ Financial Group, Inc.	129,600	831,364
National Australia Bank Ltd.	6,471	207,335
Northern Trust Corp.	7,385	401,670
Oversea-Chinese Banking Corp. Ltd.	80,900	664,414
Sberbank of Russian Federation	210,912	635,489
Societe Generale	10,909	544,056
State Street Corp.	16,058	1,055,814
Sumitomo Mitsui Financial Group, Inc.	36,530	1,773,457
Svenska Handelsbanken AB	20,859	892,477
The Toronto-Dominion Bank	4,260	383,547
U.S. Bancorp	40,873	1,495,134
UniCredit SpA	126,866	811,844
Wells Fargo & Co.	89,355	3,692,149
Westpac Banking Corp.	6,452	197,164

		29,372,940

Diversified Financial — 1.8%
American Express Co.	20,449	1,544,309
Ameriprise Financial, Inc.	1,130	102,920
Citigroup, Inc. (c)	37,195	1,804,329
Credit Suisse Group	17,965	550,506
Deutsche Boerse AG	6,046	454,953
Discover Financial Services	22,531	1,138,717
The Goldman Sachs Group, Inc.	7,351	1,163,002
JPMorgan Chase & Co.	69,593	3,597,262
Morgan Stanley	16,443	443,139
UBS AG	30,628	626,592

		11,425,729

Insurance — 2.9%
ACE Ltd.	20,006	1,871,761
Aflac, Inc.	12,257	759,811
Allianz SE	6,626	1,041,632
American International Group, Inc.	12,007	583,900

	Number of Shares	Value
Arch Capital Group Ltd. (a)	5,216	$282,342
AXA SA	40,518	940,310
Axis Capital Holdings Ltd.	2,304	99,786
Berkshire Hathaway, Inc. Class B (a)	11,001	1,248,724
The Chubb Corp.	9,069	809,499
CNA Financial Corp.	2,951	112,669
ING Groep NV (a)	75,395	855,524
Lincoln National Corp.	3,763	158,008
MetLife, Inc.	21,463	1,007,688
Millea Holdings, Inc.	71,475	2,344,758
Mitsui Sumitomo Insurance Group Holdings, Inc.	23,466	614,927
Muenchener Rueckversicherungs AG	470	91,935
NKSJ Holdings, Inc.	11,400	294,157
Platinum Underwriters Holdings Ltd.	3,069	183,311
The Progressive Corp.	24,144	657,441
Prudential Financial, Inc.	8,974	699,793
QBE Insurance Group Ltd.	34,436	471,407
Reinsurance Group of America, Inc. Class A	1,100	73,689
RenaissanceRe Holdings Ltd.	3,138	284,083
Sony Financial Holdings, Inc.	33,800	621,479
Torchmark Corp.	1,550	112,143
The Travelers Cos., Inc.	14,720	1,247,814
Unum Group	3,512	106,905
Xl Group PLC	35,401	1,091,059

		18,666,555

Investment Companies — 0.1%
RHJ International (a)	46,200	242,537
RHJ International Deposit Shares (a) (f)	11,800	61,976

		304,513

Real Estate — 0.8%
BR Malls Participacoes SA	22,160	200,973
Brookfield Asset Management, Inc. Class A	17,172	642,233
Capitaland Ltd.	298,500	735,965
Cyrela Brazil Realty SA	49,498	374,088
Daito Trust Construction Co. Ltd.	3,400	340,489
Sun Hung Kai Properties Ltd.	63,000	856,024
The St. Joe Co. (a)	105,745	2,074,717

		5,224,489

Real Estate Investment Trusts (REITS) — 0.7%
American Capital Agency Corp.	16,033	361,865
American Tower Corp.	11,464	849,826
Equity Residential	14,755	790,426
Fibra Uno Administracion SA de CV	74,264	205,893
The Link REIT	136,733	670,234
Simon Property Group, Inc.	4,858	720,102
TF Administradora Industrial S de RL de CV	192,100	381,573

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Unibail-Rodamco SE	1,386	$343,884

		4,323,803

		69,318,029

Industrial — 7.8%
Aerospace & Defense — 1.4%
European Aeronautic Defence and Space Co.	35,793	2,281,424
General Dynamics Corp.	1,267	110,888
L-3 Communications Holdings, Inc.	1,199	113,305
Northrop Grumman Corp.	1,364	129,935
Raytheon Co.	1,708	131,636
Safran SA	51,146	3,151,725
United Technologies Corp.	25,482	2,747,469

		8,666,382

Biotechnology — 0.1%
Daikin Industries Ltd.	10,600	563,446

Building Materials — 0.3%
Compagnie de Saint-Gobain	29,104	1,441,898
HeidelbergCement AG	4,589	353,932
Rinnai Corp.	5,000	371,941
Yuanda China Holdings Ltd.	1,389,132	109,417

		2,277,188

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.	971	88,507
Hitachi Ltd.	135,600	897,859
Mitsubishi Electric Corp.	36,000	380,002

		1,366,368

Electronics — 0.8%
Agilent Technologies, Inc.	22,173	1,136,366
Avnet, Inc.	2,315	96,559
Fanuc Ltd.	1,950	322,464
Hoya Corp.	37,120	879,333
Kyocera Corp.	7,800	415,581
Mettler-Toledo, Inc. (a)	1,904	457,132
Murata Manufacturing Co. Ltd.	8,970	687,343
PerkinElmer, Inc.	12,568	474,442
TE Connectivity Ltd.	2,500	129,450
Waters Corp. (a)	6,877	730,406

		5,329,076

Engineering & Construction — 0.3%
JGC Corp.	35,030	1,268,108
KBR, Inc.	9,696	316,477
Okumura Corp.	69,230	301,888
Toda Corp.	88,200	303,582

		2,190,055

Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.	1,099	99,536

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	13,735	1,265,680

	Number of Shares	Value
Machinery – Diversified — 0.8%
Andritz AG	3,260	$191,926
CNH Industrial NV	396	5,079
CNH Industrial NV (a)	8,334	104,169
Cummins India Ltd.	54,405	360,867
Cummins, Inc.	3,762	499,857
Haitian International Holdings Ltd.	110,171	251,497
IHI Corp.	93,000	393,201
Kubota Corp.	87,220	1,266,691
Mitsubishi Heavy Industries Ltd.	62,000	356,845
Rockwell Automation, Inc.	14,601	1,561,431

		4,991,563

Manufacturing — 1.7%
3M Co.	8,581	1,024,657
Cheil Industries, Inc.	3,171	270,724
Danaher Corp.	10,152	703,736
Eaton Corp. PLC	17,239	1,186,733
General Electric Co.	152,109	3,633,884
Invensys PLC	63,372	511,668
Parker Hannifin Corp.	995	108,176
Siemens AG	25,799	3,110,304
Textron, Inc.	11,222	309,839

		10,859,721

Metal Fabricate & Hardware — 0.3%
Jiangxi Copper Co. Ltd.	159,000	313,998
Precision Castparts Corp.	5,162	1,173,013
Tenaris SA Sponsored ADR (Luxembourg)	8,455	395,525
Valmont Industries, Inc.	691	95,987

		1,978,523

Packaging & Containers — 0.2%
Crown Holdings, Inc. (a)	14,729	622,742
Sealed Air Corp.	19,297	524,686

		1,147,428

Shipbuilding — 0.1%
Samsung Heavy Industries Co. Ltd.	9,270	370,700

Transportation — 1.4%
Asciano Group	101,468	551,940
Canadian National Railway Co.	6,084	616,735
Canadian Pacific Railway Ltd.	2,484	306,277
East Japan Railway	17,253	1,487,178
FedEx Corp.	6,453	736,352
Novorossiysk Commercial Sea Port-Reg GDR (Russia) (d)	32,978	267,122
Union Pacific Corp.	13,200	2,050,488
United Continental Holdings, Inc. (a)	54,596	1,676,643
United Parcel Service, Inc. Class B	10,160	928,319
West Japan Railway Co.	6,500	278,824

		8,899,878

		50,005,544

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 3.6%
Computers — 0.7%
Accenture PLC Class A	1,349	$99,340
Apple, Inc.	123	58,640
Atos Origin SA	8,338	651,607
Cap Gemini SA	6,471	385,139
Computer Sciences Corp.	2,624	135,766
EMC Corp.	108,388	2,770,397
Western Digital Corp.	2,190	138,846

		4,239,735

Internet — 0.0%
Check Point Software Technologies Ltd. (a)	1,440	81,447

Office Equipment/Supplies — 0.1%
Canon, Inc.	21,538	688,278

Semiconductors — 0.9%
Freescale Semiconductor Holdings I Ltd. (a)	73,604	1,225,507
KLA-Tencor Corp.	1,500	91,275
Rohm Co. Ltd.	10,360	426,162
Samsung Electronics Co. Ltd.	3,224	4,081,919

		5,824,863

Software — 1.9%
Activision Blizzard, Inc.	37,030	617,290
Adobe Systems, Inc. (a)	3,073	159,612
CA, Inc.	3,152	93,520
Citrix Systems, Inc. (a)	13,720	968,769
Electronic Arts, Inc. (a)	50,467	1,289,432
Fidelity National Information Services, Inc.	2,745	127,478
Intuit, Inc.	1,393	92,370
Microsoft Corp.	83,639	2,786,015
Oracle Corp.	131,461	4,360,561
Red Hat, Inc. (a)	12,297	567,383
VMware, Inc. Class A (a)	9,421	762,159

		11,824,589

		22,658,912

Utilities — 2.1%
Electric — 1.6%
The AES Corp.	47,113	626,132
American Electric Power Co., Inc.	16,770	726,979
Calpine Corp. (a)	42,098	817,964
CenterPoint Energy, Inc.	19,032	456,197
CMS Energy Corp.	18,761	493,790
Dominion Resources, Inc.	20,206	1,262,471
Duke Energy Corp.	11,001	734,647
National Grid PLC	99,820	1,180,889
NextEra Energy, Inc.	20,734	1,662,037
PPL Corp.	34,616	1,051,634
RusHydro Sponsored ADR (Russia)	155,912	244,782

	Number of Shares	Value
Scottish & Southern Energy PLC	38,329	$915,453

		10,172,975

Gas — 0.4%
Beijing Enterprises Holdings Ltd.	174,922	1,262,184
Sempra Energy	5,432	464,979
Tokyo Gas Co. Ltd.	216,988	1,192,747

		2,919,910

Water — 0.1%
American Water Works Co., Inc.	15,363	634,185

		13,727,070

TOTAL COMMON STOCK (Cost $315,261,910)		386,786,386

CONVERTIBLE PREFERRED STOCK — 0.1%

Financial — 0.1%
Savings & Loans — 0.1%
Omnicare Capital Trust II 4.000%	4,900	334,523

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,536)		334,523

PREFERRED STOCK — 1.5%

Basic Materials — 0.0%
Iron & Steel — 0.0%
Cliffs Natural Resources, Inc. 7.000%	13,542	267,725

Consumer, Cyclical — 0.5%
Airlines — 0.0%
Continental Airlines Finance Trust II 6.000%	1,150	52,900

Auto Manufacturers — 0.4%
General Motors Co. 4.750%	12,685	636,153
Volkswagen AG 1.580%	7,473	1,761,478

		2,397,631

Automotive & Parts — 0.1%
Mobileye NV (a) (b)	16,175	564,508

		3,015,039

Consumer, Non-cyclical — 0.1%
Foods — 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	12,817	584,088

Financial — 0.7%
Banks — 0.4%
HSBC Holdings PLC 8.000%	15,000	405,750
Itau Unibanco Holding SA 3.000%	33,432	474,562
Royal Bank of Scotland Group PLC, Series M 6.400%	9,275	194,589

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Bank of Scotland Group PLC, Series Q 6.750%	5,175	$113,281
Royal Bank of Scotland Group PLC, Series T 7.250%	13,724	322,377
US Bancorp, Series F 6.500% VRN	13,364	347,330
US Bancorp, Series G 6.000% VRN	6,837	184,189
Wells Fargo & Co. 7.500%	240	273,002

		2,315,080

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875% VRN	24,692	678,289
RBS Capital Funding Trust VII, Series G 6.080%	12,621	274,255

		952,544

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500% (a)	7,500	431,625

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	802,500

		4,501,749

Government — 0.0%
U.S. Government Agencies — 0.0%
Federal National Mortgage Association, Series S 8.250%	43,210	252,346

Industrial — 0.1%
Aerospace & Defense — 0.1%
United Technologies Corp. 7.500%	4,500	291,555

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc. 5.599%	8,579	478,536
PPL Corp. 8.750%	7,075	380,140

		858,676

TOTAL PREFERRED STOCK (Cost $8,406,433)		9,771,178

TOTAL EQUITIES (Cost $323,831,879)		396,892,087

	Principal Amount
BONDS & NOTES — 19.1%

BANK LOANS — 1.2%
Entertainment — 0.3%
Delta Debtco Ltd., Term Loan 9.250% 10/30/19	$1,063,000	1,106,849
Univision Communications, Inc., Refi Term Loan C2 4.500% 3/02/20	690,530	686,787

		1,793,636

	Principal Amount	Value
Iron & Steel — 0.1%
Constellium Holdco B.V., Term Loan B 6.000% 3/25/20	$173,528	$176,565
Constellium Holdco B.V., EUR Term Loan EUR (e) 6.500% 3/25/20	173,130	236,854
Essar Steel Algoma, Inc., ABL Term Loan 8.750% 9/19/14	208,534	211,349

		624,768

Lodging — 0.3%
Hilton Worldwide Finance LLC, Term Loan B2 0.000% 9/23/20	2,140,000	2,136,105

Oil & Gas — 0.2%
Drillships Financing Holding, Inc., Term Loan B2 5.500% 7/15/16	172,606	174,441
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	345,212	348,233
Fieldwood Energy LLC, 2nd Lien Term Loan 0.000% 10/01/20	471,533	469,618
Obsidian Natural Gas Trust, Term Loan 7.000% 11/02/15	511,259	511,259

		1,503,551

Oil & Gas Services — 0.1%
GNL Quintero SA, Term Loan 1.270% 6/20/23	427,800	357,641

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan E 4.500% 8/05/20	469,453	471,734

Telecommunications — 0.1%
Cricket Communications, Inc., Term Loan C 4.750% 3/09/20	433,913	433,526

TOTAL BANK LOANS (Cost $6,250,982)		7,320,961

CORPORATE DEBT — 6.7%
Agriculture — 0.1%
BAT International Finance PLC (f) 2.125% 6/07/17	336,000	341,578

Auto Manufacturers — 0.3%
Daimler Finance NA LLC FRN (f) 0.870% 1/09/15	528,000	529,866
Daimler Finance NA LLC (f) 1.300% 7/31/15	180,000	180,796

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Volkswagen International Finance NV EUR (e) (f) 5.500% 11/09/15	$800,000	$1,190,076

		1,900,738

Banks — 1.1%
Banco Bradesco SA/Cayman Islands (f) 4.500% 1/12/17	400,000	414,000
Banco Santander Chile FRN (f) 2.133% 6/07/18	460,000	462,300
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (f) 4.125% 11/09/22	283,000	259,652
Bank of America Corp. FRN 1.320% 3/22/18	264,000	264,820
Bank of America Corp. 2.000% 1/11/18	492,000	483,858
CIT Group, Inc. (f) 4.750% 2/15/15	395,000	408,825
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	240,826
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	553,299
Deutsche Bank Capital Funding Trust VII VRN (f) 5.628% 12/31/49	83,000	83,311
Export-Import Bank of Korea 1.250% 11/20/15	211,000	211,156
HSBC USA, Inc. 1.625% 1/16/18	366,000	358,764
ICICI Bank Ltd/Dubai (f) 4.700% 2/21/18	216,000	214,811
Intesa Sanpaolo SpA 3.125% 1/15/16	540,000	539,217
Lloyds TSB Bank PLC VRN GBP (e) 13.000% 12/31/49	565,000	1,385,739
Nordea Bank AB (f) 3.125% 3/20/17	280,000	292,544
Sberbank of Russia Via SB Capital SA (f) 5.125% 10/29/22	363,000	338,570
UBS AG 5.875% 12/20/17	200,000	230,903
USB Capital IX VRN 3.500% 10/29/49	497,000	377,720

		7,482,905

Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	264,000	262,889

	Principal Amount	Value
Biotechnology — 0.4%
Cubist Pharmaceuticals, Inc., Convertible 2.500% 11/01/17	$218,000	$490,364
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	640,000	1,772,000

		2,262,364

Building Materials — 0.1%
Building Materials Corp. of America (f) 6.875% 8/15/18	114,000	121,837
Texas Industries, Inc. 9.250% 8/15/20	220,000	242,000

		363,837

Chemicals — 0.0%
Phibro Animal Health Corp. (f) 9.250% 7/01/18	54,000	58,050

Coal — 0.1%
Bumi Investment Pte Ltd. (f) 10.750% 10/06/17	251,000	161,895
Consol Energy, Inc. 8.000% 4/01/17	550,000	584,375

		746,270

Computers — 0.2%
Apple, Inc. 1.000% 5/03/18	828,000	797,574
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	302,100

		1,099,674

Diversified Financial — 0.6%
Ally Financial, Inc. 3.500% 7/18/16	359,000	362,590
Ally Financial, Inc. 4.500% 2/11/14	256,000	258,332
Citigroup, Inc. VRN 5.950% 12/31/49	267,000	248,978
Credit Suisse Group Guernsey I Ltd. VRN (d) 7.875% 2/24/41	310,000	329,375
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	363,120
General Electric Capital Corp. 5.550% 5/04/20	360,000	407,877
General Electric Capital Corp. VRN 6.250% 12/31/49	500,000	505,000
Hyundai Capital America (f) 1.625% 10/02/15	140,000	140,224
Hyundai Capital America (f) 2.125% 10/02/17	223,000	222,451
JPMorgan Chase & Co. VRN 5.150% 12/31/49	664,000	581,000
Morgan Stanley 7.300% 5/13/19	216,000	258,453

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
TNK-BP Finance SA (f) 6.625% 3/20/17	$133,000	$145,968
TNK-BP Finance SA (f) 7.500% 7/18/16	200,000	223,500

		3,684,278

Electric — 0.0%
Empresa Distribuidora Y Comercializadora Norte (f) 9.750% 10/25/22	80,000	40,800

Electrical Components & Equipment — 0.1%
Suzlon Energy Ltd., Convertible (g) 0.000% 10/11/12	341,000	211,420
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	302,250

		513,670

Engineering & Construction — 0.1%
Odebrecht Finance Ltd. (f) 5.125% 6/26/22	200,000	193,500
Odebrecht Offshore Drilling Finance Ltd. (f) 6.750% 10/01/22	497,000	509,425

		702,925

Entertainment — 0.1%
Delta Topco Ltd. (b) 10.000% 11/24/60	661,798	641,831

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	500,000	479,625

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (f) (h) 11.000% 7/15/18	600,000	545,616

Health Care – Services — 0.2%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (f) (h) 8.000% 7/06/18	1,400,000	1,190,000
Brookdale Senior Living, Inc., Convertible 2.750% 6/15/18	73,000	85,638
DaVita, Inc. 6.375% 11/01/18	101,000	106,050

		1,381,688

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (f) 3.500% 1/13/17	348,000	363,463
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (f) (h) 5.500% 11/13/14	618,000	426,420

	Principal Amount	Value
Wharf Finance 2014 Ltd. HKD (e) 2.300% 6/07/14	$2,000,000	$263,348

		1,053,231

Media — 0.2%
Cablevision Systems Corp. 5.875% 9/15/22	223,000	218,540
Nara Cable Funding Ltd. EUR (e) (f) 8.875% 12/01/18	300,000	432,236
NBCUniversal Enterprise, Inc. (f) 5.250% 12/31/49	300,000	297,000
Ono Finance II PLC (f) 10.875% 7/15/19	153,000	162,945
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (f) 5.500% 1/15/23	202,000	191,395

		1,302,116

Mining — 0.0%
FMG Resources August 2006 Pty Ltd. (f) 6.000% 4/01/17	219,000	224,475

Oil & Gas — 0.4%
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	721,000	762,458
Essar Energy PLC, Convertible 4.250% 2/01/16	400,000	326,000
OGX Petroleo e Gas Participacoes SA (f) 8.500% 6/01/18	1,605,000	256,800
Petrobras Global Finance BV 2.000% 5/20/16	209,000	207,650
Petrobras Global Finance BV FRN 2.408% 1/15/19	1,005,000	985,905
Reliance Holdings USA, Inc. (f) 4.500% 10/19/20	323,000	318,829

		2,857,642

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	72,284

Pharmaceuticals — 0.3%
Capsugel FinanceCo SCA EUR (e) (f) 9.875% 8/01/19	100,000	150,843
Hypermarcas SA (f) 6.500% 4/20/21	213,000	215,662
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	429,000	1,243,296

		1,609,801

Pipelines — 0.0%
Sabine Pass Liquefaction LLC (f) 5.625% 4/15/23	252,000	241,605

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.5%
CapitaLand Ltd. SGD (e) (f) (i) 1.950% 10/17/23	$500,000	$404,527
CapitaLand Ltd., Convertible SGD (e) 2.100% 11/15/16	750,000	590,650
CapitaLand Ltd., Convertible SGD (e) 2.950% 6/20/22	1,500,000	1,192,659
Forest City Enterprises, Inc., Convertible 4.250% 8/15/18	370,000	411,394
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (f) (h) 7.500% 12/20/15	500,000	674,000
Sun Hung Kai Properties Capital Market Ltd. (d) 4.500% 2/14/22	200,000	202,534

		3,475,764

Savings & Loans — 0.5%
Dana Gas Sukuk Ltd., Convertible (f) 7.000% 10/31/17	1,284,360	1,264,042
Dana Gas Sukuk Ltd. (f) 9.000% 10/31/17	1,284,360	1,271,516
Odebrecht Drilling Norbe VIII/IX Ltd. (f) 6.350% 6/30/21	216,450	220,238
Zeus Cayman II JPY (d) (e) 0.000% 8/18/16	28,000,000	416,959

		3,172,755

Software — 0.2%
Salesforce.com, Inc., Convertible (f) 0.250% 4/01/18	710,000	762,362
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	515,000	610,919

		1,373,281

Telecommunications — 0.7%
British Telecommunications PLC FRN 1.378% 12/20/13	229,000	229,499
Colombia Telecomunicaciones SA (f) 5.375% 9/27/22	216,000	198,720
Cricket Communications, Inc. 7.750% 10/15/20	269,000	304,642
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	110,982
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	477,360
Verizon Communications, Inc. FRN 2.002% 9/14/18	2,810,000	2,954,715
Ziggo NV EUR (e) (f) 3.625% 3/27/20	123,000	164,529

		4,440,447

	Principal Amount	Value
Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (f) (h) 8.000% 8/18/18	$322,659	$258,611
Viterra, Inc. (f) 5.950% 8/01/20	139,000	145,182

		403,793

TOTAL CORPORATE DEBT (Cost $40,997,418)		42,735,932

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (f) 2.482% 11/15/15	790,127	791,394

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $745,976)		791,394

SOVEREIGN DEBT OBLIGATIONS — 6.3%
Australia Government Bond AUD (e) 5.500% 12/15/13	1,516,000	1,423,074
Australia Government Bond AUD (e) 5.500% 4/21/23	3,526,000	3,728,410
Brazil Notas do Tesouro Nacional Serie B BRL (e) 6.000% 8/15/22	4,460,000	4,816,558
Brazil Notas do Tesouro Nacional Serie B BRL (e) 6.000% 8/15/24	852,000	919,344
Bundesrepublik Deutschland EUR (e) 3.500% 7/04/19	3,164,161	4,907,964
Canadian Government Bond CAD (e) 1.500% 3/01/17	1,019,000	988,906
Canadian Government Bond CAD (e) 3.500% 6/01/20	772,000	811,055
Canadian Government Bond CAD (e) 4.000% 6/01/16	605,000	628,506
Hong Kong Government Bond HKD (e) 0.270% 12/18/17	2,700,000	338,170
Hong Kong Government Bond HKD (e) 0.530% 3/19/18	5,350,000	674,550
Hong Kong Government Bond HKD (e) 1.670% 3/24/14	2,100,000	272,577
Hong Kong Government Bond HKD (e) 1.690% 12/22/14	2,700,000	354,010
Hong Kong Government Bond HKD (e) 3.510% 12/08/14	5,400,000	722,798
Hong Kong Government Bond HKD (e) 3.560% 6/25/18	1,650,000	236,638

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Malaysia Government Bond MYR (e) 5.094% 4/30/14	$3,440,000	$1,068,636
Netherlands Government Bond (f) 1.000% 2/24/17	691,000	691,159
Queensland Treasury Corp. AUD (e) 6.000% 9/14/17	2,483,000	2,540,940
Queensland Treasury Corp. AUD (e) 6.000% 6/14/21	1,100,000	1,150,473
Republic of Germany EUR (e) 4.250% 7/04/17	4,030,192	6,222,104
United Kingdom Gilt GBP (e) 4.750% 3/07/20	3,916,873	7,428,263
Vnesheconombank Via VEB Finance PLC (f) 6.025% 7/05/22	200,000	206,000

		40,130,135

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $42,321,994)		40,130,135

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds & Notes — 4.8%
U.S. Treasury Note 0.250% 3/31/15	3,513,100	3,514,747
U.S. Treasury Note (j) 0.625% 9/30/17	2,809,600	2,761,475
U.S. Treasury Note 1.000% 5/31/18	5,318,600	5,250,352
U.S. Treasury Note 1.375% 7/31/18	6,640,800	6,652,538
U.S. Treasury Note 1.375% 9/30/18	2,898,700	2,896,464
U.S. Treasury Note 1.625% 11/15/22	1,446,200	1,338,851
U.S. Treasury Note 1.750% 5/15/22	1,032,800	978,124
U.S. Treasury Note 2.000% 11/15/21	853,900	834,645
U.S. Treasury Note (k) 2.250% 3/31/16	4,594,000	4,798,756
U.S. Treasury Note 2.500% 8/15/23	1,405,500	1,391,115

		30,417,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,536,126)		30,417,067

TOTAL BONDS & NOTES (Cost $120,852,496)		121,395,489

	Number of Shares	Value
MUTUAL FUNDS — 1.4%
Diversified Financial — 1.4%
BlackRock Liquidity Funds TempFund Portfolio	177,647	$177,647
ETFS Gold Trust (a)	14,400	1,882,368
ETFS Physical Palladium Shares (a)	4,904	346,909
ETFS Platinum Trust (a)	4,140	568,505
iShares Gold Trust (a)	145,800	1,879,362
Market Vectors — Gold Miners ETF	55,594	1,393,186
SPDR Gold Trust (a)	19,672	2,521,360

		8,769,337

TOTAL MUTUAL FUNDS (Cost $10,589,336)		8,769,337

	Units
PURCHASED OPTIONS — 0.6%

Basic Materials — 0.0%
Mining — 0.0%
Agnico-Eagle Mines Ltd., Call, Expires 1/17/14, Strike 85.00	33,807	651
Alcoa, Inc., Call, Expires 1/17/14, Strike 15.00	81,738	1,166
AngloGold Ashanti Ltd., Call, Expires 1/17/14, Strike 65.00	40,090	-
Barrick Gold Corp., Call, Expires 1/18/14, Strike 80.00	1,780	1,780
Coeur d’Alene Mines Corp., Call, Expires 1/17/14, Strike 40.00	16,040	384
Eldorado Gold Corp., Call, Expires 1/17/14, Strike 25.00	47,598	10
Endeavour Silver Corp., Call, Expires 1/17/14, Strike 20.00	12,745	5
First Majestic Silver Corp., Call, Expires 1/17/14, Strike 35.00	8,053	585
Freeport-McMoRan Copper & Gold Inc., Call, Expires 02/22/14, Strike 34.00	215	38,700
Freeport-McMoRan Copper & Gold Inc., Call, Expires 1/17/14, Strike 64.00	98,524	1,436
Gold Fields Ltd., Call, Expires 1/17/14, Strike 22.00	98,403	-
Goldcorp, Inc., Call, Expires 1/18/14, Strike 80.00	1,113	2,226
Harmony Gold Mining Co., Call, Expires 1/17/14, Strike 15.00	25,098	3
Kinross Gold Corp., Call, Expires 1/17/14, Strike 20.00	182,228	-
New Gold Inc., Call, Expires 1/17/14, Strike 22.00	26,999	1
Newmont Mining Corp., Call, Expires 1/18/14, Strike 90.00	1,424	1,424

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
NovaGold Resources Inc., Call, Expires 1/17/14, Strike 12.00	24,949	$-
Pan American Silver Corp., Call, Expires 1/17/14, Strike 50.00	45,521	-
Randgold Resources Ltd., Call, Expires 1/17/14, Strike 165.00	6,144	146
Royal Gold, Inc., Call, Expires 1/17/14, Strike 125.00	6,055	436
Silver Standard Resources Inc., Call, Expires 1/17/14, Strike 30.00	11,145	-
Silver Wheaton Corp., Call, Expires 1/17/14, Strike 55.00	45,715	1,543
Silvercorp Metals Inc., Call, Expires 1/17/14, Strike 15.00	25,999	-
Stillwater Mining Co., Call, Expires 1/17/14, Strike 25.00	29,156	711
Yamana Gold Inc., Call, Expires 1/17/14, Strike 30.00	109,426	1,561

		52,768

		52,768

Communications — 0.0%
Telecommunications — 0.0%
Corning Inc., Call, Expires 1/17/14, Strike 20.00	91,226	2,221
QUALCOMM, Inc., Call, Expires 1/17/14, Strike 95.00	72,981	3,557

		5,778

		5,778

Consumer, Cyclical — 0.0%
Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc., Call, Expires 1/17/14, Strike 85.00	10,947	1,279

Retail — 0.0%
AutoZone, Inc., Call, Expires 1/17/14, Strike 550.00	3,430	595
J.C. Penney Company, Inc., Call, Expires 1/17/14, Strike 55.00	51,086	-
McDonald’s Corp., Call, Expires 1/17/14, Strike 135.00	32,841	638
Staples, Inc., Call, Expires 1/17/14, Strike 20.00	126,649	3,084
Yum! Brands, Inc., Call, Expires 1/17/14, Strike 100.00	25,543	473

		4,790

		6,069

Consumer, Non-cyclical — 0.1%
Beverages — 0.0%
Monster Beverage Corp., Call, Expires 1/17/14, Strike 105.00	25,543	1,228

	Units	Value
Commercial Services — 0.1%
Mastercard Inc., Call, Expires 1/17/14, Strike 660.00	3,763	$147,673
The Western Union Co., Call, Expires 1/17/14, Strike 25.00	25,543	619
Visa Inc., Call, Expires 1/17/14, Strike 190.00	15,174	151,433

		299,725

Health Care – Products — 0.0%
Boston Scientific Corp., Call, Expires 1/17/14, Strike 10.00	52,517	105,157

Health Care – Services — 0.0%
Aetna Inc., Call, Expires 1/17/14, Strike 60.00	13,850	80,574
Humana Inc., Call, Expires 1/17/14, Strike 105.00	14,596	19,037
UnitedHealth Group Inc., Call, Expires 1/17/14, Strike 85.00	36,490	10,659

		110,270

		516,380

Energy — 0.0%
Oil & Gas — 0.0%
TOTAL S.A., Call, Expires 1/17/14, Strike 30.00	3,987	41

Oil & Gas Services — 0.0%
Halliburton Co., Call, Expires 1/17/14, Strike 55.00	52,388	29,678

		29,719

Financial — 0.4%
Diversified Financial — 0.4%
Ibovespa Index, Put, Expires 10/16/13, Strike 45,503.15	40	48
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/09/13, Strike 1.84%	17,607,000	218,615
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/09/13, Strike 1.85%	12,325,250	157,835
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/10/13, Strike 1.70%	28,100,000	231,610
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/20/13, Strike 1.65%	7,017,400	47,576
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/24/13, Strike 1.70%	5,453,000	43,642
Japanese Yen LIBOR rate BBA 5 year, Call, Expires 12/27/13, Strike 1.65%	7,935,000	54,265
Japanese Yen LIBOR rate BBA 5 year, Put, Expires 4/04/18, Strike 1.07%	143,913,000	30,455
KOSPI 200 Index, Put, Expires 12/12/13, Strike 243.53	36	4,716
MSCI Emerging Markets Index, Put, Expires 10/18/13, Strike 901.00	1,929	5,165
MSCI Emerging Markets Index, Put, Expires 11/15/13, Strike 889.49	2,538	21,694

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
MSCI Emerging Markets Index, Put, Expires 12/20/13, Strike 929.05	2,093	$48,118
Nikkei 225 Index, Put, Expires 10/11/13, Strike 13,125.85	37,815	7,328
Nikkei 225 Index, Put, Expires 10/11/13, Strike 13,500.00	19,028	7,162
Nikkei 225 Index, Put, Expires 10/11/13, Strike 13,745.85	21,944	18,811
S&P 500 Index, Put, Expires 10/19/13, Strike 1,630.00	62	52,700
S&P 500 Index, Put, Expires 10/19/13, Strike 1,635.00	49	50,225
S&P 500 Index, Put, Expires 10/31/13, Strike 1,665.00	4,165	89,421
S&P 500 Index, Put, Expires 11/15/13, Strike 1,680.00	4,146	140,549
S&P 500 Index, Put, Expires 11/15/13, Strike 1670.00	2,184	66,066
S&P 500 Index, Put, Expires 11/16/13, Strike 1,630.00	14	27,300
S&P 500 Index, Put, Expires 11/16/13, Strike 1,685.00	89	330,190
SPDR Barclays Capital Aggregate Bond ETF, Call, Expires 1/17/14, Strike 30.00	42,331	-
Topix Index, Call, Expires 03/14/14, Strike 1,271.41	194,810	71,835
Topix Index, Call, Expires 12/13/13, Strike 1,218.10	152,782	61,878
Topix Index, Call, Expires 4/11/14, Strike 1,157.50	210,463	187,230
Topix Index, Call, Expires 5/09/14, Strike 1,164.04	1,781	182,859
Topix Index, Call, Expires 6/13/14, Strike 1,153.54	1,405	161,772
Topix Index, Call, Expires 7/11/14, Strike 1,143.74	158,400	173,609
Topix Index, Call, Expires 9/12/14, Strike 1,246.74	193,038	137,554
USD Put JPY Call, Expires 12/20/13, Strike 96.70	6,276,000	88,793
USD Put JPY Call, Expires 12/26/13, Strike 96.75	3,138,000	47,170

		2,766,191

Insurance — 0.0%
MetLife, Inc., Call, Expires 1/17/15, Strike 50.00	61	25,620
Prudential Financial, Inc., Call, Expires 1/17/15, Strike 82.50	40	29,600

		55,220

		2,821,411

	Units	Value
Industrial — 0.0%
Aerospace & Defense — 0.0%
United Technologies Corp., Call, Expires 1/17/14, Strike 120.00	27,733	$17,778

Machinery – Construction & Mining — 0.0%
Caterpillar Inc., Call, Expires 1/17/14, Strike 135.00	47,437	915

Manufacturing — 0.0%
General Electric Co., Call, Expires 1/17/14, Strike 35.00	182,452	1,739

		20,432

Technology — 0.1%
Computers — 0.1%
Apple Inc., Call, Expires 2/21/14, Strike 410.00	5,689	419,989
EMC Corp., Call, Expires 1/17/14, Strike 40.00	127,716	1,198
Hewlett-Packard Co., Call, Expires 1/17/14, Strike 30.00	139,446	11,511
International Business Machines Corp., Call, Expires 1/17/14, Strike 295.00	18,975	258
NetApp Inc., Call, Expires 1/17/14, Strike 60.00	59,844	1,749

		434,705

Semiconductors — 0.0%
Marvell Technology Group Ltd., Call, Expires 1/17/14, Strike 20.00	105,822	16
Broadcom Corp., Call, Expires 1/17/14, Strike 55.00	43,788	421
Intel Corp., Call, Expires 1/17/14, Strike 40.00	182,452	1,702

		2,139

Software — 0.0%
Activision Blizzard, Inc., Call, Expires 1/17/14, Strike 20.00	45,248	8,489

		445,333

TOTAL PURCHASED OPTIONS (Cost $5,685,800)		3,897,890

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	36

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 0.0%
Insurance — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	$72,958

TOTAL WARRANTS (Cost $33,373)		72,994

RIGHTS — 0.0%

Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/14/13	46,247	6,319

TOTAL RIGHTS (Cost $6,198)		6,319

TOTAL LONG-TERM INVESTMENTS (Cost $460,999,082)		531,034,116

	Principal Amount
SHORT-TERM INVESTMENTS — 17.5%
Certificate of Deposit — 0.1%
Banco Del Estado De Chile 2.030% 4/02/15	$475,000	473,710

Sovereign Debt Obligations — 1.5%
Japan Treasury Discount Bill JPY (e) 0.010% 11/11/13	140,000,000	1,424,148
Japan Treasury Discount Bill JPY (e) 0.010% 12/20/13	60,000,000	610,293
Japan Treasury Discount Bill JPY (e) 0.010% 1/15/14	60,000,000	610,255
Japan Treasury Discount Bill JPY (e) 0.010% 2/10/14	180,000,000	1,830,659
Mexico Cetes MXN (e) 0.000% 10/03/13	24,467,000	1,868,798
Mexico Cetes MXN (e) 0.000% 11/21/13	8,400,000	638,269
Mexico Cetes MXN (e) 0.000% 12/19/13	8,433,000	639,225
Mexico Cetes MXN (e) 0.000% 12/26/13	7,105,300	537,766
Mexico Cetes MXN (e) 0.000% 1/09/14	8,477,140	640,701
Mexico Cetes MXN (e) 0.000% 2/06/14	9,386,000	707,233

		9,507,347

	Principal Amount	Value
Time Deposits — 0.0%
Brown Brothers Time Deposit 0.030% 10/01/13	$57,173	$57,173

U.S. Treasury Bills — 15.9%
U.S. Treasury Bill 0.000% 10/10/13	1,400,000	1,399,993
U.S. Treasury Bill 0.000% 10/10/13	600,000	599,996
U.S. Treasury Bill 0.000% 10/10/13	2,100,000	2,099,973
U.S. Treasury Bill 0.000% 10/17/13	200,000	199,997
U.S. Treasury Bill 0.000% 10/17/13	7,840,000	7,839,852
U.S. Treasury Bill 0.000% 12/05/13	2,600,000	2,599,824
U.S. Treasury Bill 0.000% 12/12/13	28,000,000	27,998,880
U.S. Treasury Bill 0.000% 12/19/13	22,670,000	22,669,503
U.S. Treasury Bill 0.000% 1/09/14	9,000,000	8,999,125
U.S. Treasury Bill 0.000% 1/09/14	1,000,000	999,861
U.S. Treasury Bill 0.000% 1/16/14	1,200,000	1,199,893
U.S. Treasury Bill 0.000% 1/16/14	13,300,000	13,298,616
U.S. Treasury Bill 0.000% 1/16/14	500,000	499,944
U.S. Treasury Bill 0.000% 1/23/14	300,000	299,968
U.S. Treasury Bill 0.000% 2/06/14	1,300,000	1,299,968
U.S. Treasury Bill 0.000% 2/06/14	1,000,000	999,964
U.S. Treasury Bill 0.000% 2/13/14	2,000,000	1,999,970
U.S. Treasury Bill 0.000% 2/13/14	1,600,000	1,599,925
U.S. Treasury Bill 0.000% 3/06/14	3,800,000	3,799,918
U.S. Treasury Bill 0.000% 3/13/14	1,000,000	999,864

		101,405,034

TOTAL SHORT-TERM INVESTMENTS (Cost $111,569,328)		111,443,264

TOTAL INVESTMENTS — 100.9% (Cost $572,568,410) (l)		642,477,380

Other Assets/(Liabilities) — (0.9)%		(5,666,713)

NET ASSETS — 100.0%		$636,810,667

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES SOLD SHORT — (0.2)%

Consumer, Cyclical — 0.0%
Retail — 0.0%
Fast Retailing Co. Ltd.	(500)	$(188,658)

Communications — (0.2)%
Media — (0.2)%
Cablevision Systems Corp. Class A	(1,101,558)	(1,126,237)

TOTAL EQUITIES SOLD SHORT (Cost $(1,266,740))		(1,314,895)

TOTAL SECURITIES SOLD SHORT (Cost $(1,266,740))		(1,314,895)

Notes to Consolidated Portfolio of Investments

ADS	American Depositary Share
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MYR	Malaysian Ringgit
SGD	Singapore Dollar
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $5,296,185 or 0.83% of net assets.
(c)	These securities are held as collateral for written options. (Note 2).
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, these securities amounted to a value of $1,742,333 or 0.27% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $18,665,524 or 2.93% of net assets.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2013, these securities amounted to a value of $211,420 or 0.03% of net assets.
(h)	Restricted security. Certain securities are restricted as to resale. At September 30, 2013, these securities amounted to a value of $3,094,647 or 0.49% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	This security is held as collateral for securities sold short. (Note 2).
(k)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 2.4%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,700	$500,879
Albemarle Corp.	2,100	132,174
Ashland, Inc.	2,000	184,960
Celanese Corp. Series A	4,100	216,439
E.I. du Pont de Nemours & Co.	66,069	3,869,001
Huntsman Corp.	6,200	127,782
LyondellBasell Industries NV Class A	14,400	1,054,512
NewMarket Corp.	300	86,373
Westlake Chemical Corp.	1,700	177,922

		6,350,042

Iron & Steel — 0.1%
Nucor Corp.	3,300	161,766
Steel Dynamics, Inc.	4,800	80,208

		241,974

Mining — 0.6%
Vulcan Materials Co.	41,594	2,154,985

		8,747,001

Communications — 10.9%
Advertising — 0.8%
Omnicom Group, Inc.	47,714	3,026,976

Internet — 1.4%
AOL, Inc.	56,375	1,949,448
Liberty Interactive Corp. Class A (a)	111,330	2,612,915
Symantec Corp.	17,900	443,025

		5,005,388

Media — 4.3%
CBS Corp. Class B	34,238	1,888,568
Comcast Corp. Class A	64,246	2,900,707
DIRECTV (a)	45,028	2,690,423
Gannett Co., Inc.	5,900	158,061
Time Warner Cable, Inc.	6,300	703,080
Time Warner, Inc.	36,800	2,421,808
Viacom, Inc. Class B	57,831	4,833,515

		15,596,162

Telecommunications — 4.4%
AT&T, Inc.	62,200	2,103,604
Cisco Systems, Inc.	216,091	5,060,851
Corning, Inc.	37,300	544,207
Harris Corp.	2,700	160,110
Motorola Solutions, Inc.	49,619	2,946,376
Verizon Communications, Inc.	53,664	2,503,962
Vodafone Group PLC Sponsored ADR (United Kingdom)	80,830	2,843,600

		16,162,710

		39,791,236

	Number of Shares	Value
Consumer, Cyclical — 7.7%
Airlines — 0.2%
Alaska Air Group, Inc.	1,800	$112,716
Delta Air Lines, Inc.	15,200	358,568
Southwest Airlines Co.	18,100	263,536

		734,820

Auto Manufacturers — 1.1%
General Motors Co. (a)	107,530	3,867,854
Oshkosh Corp. (a)	2,200	107,756

		3,975,610

Automotive & Parts — 0.5%
Delphi Automotive PLC	6,600	385,572
The Goodyear Tire & Rubber Co. (a)	5,600	125,720
Johnson Controls, Inc.	17,500	726,250
Lear Corp.	2,200	157,454
TRW Automotive Holdings Corp. (a)	3,000	213,930
WABCO Holdings, Inc. (a)	1,500	126,390

		1,735,316

Entertainment — 0.0%
International Game Technology	6,700	126,831

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,400	203,500

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.	4,400	168,432

Lodging — 0.0%
Hyatt Hotels Corp. Class A (a)	900	38,664
Wyndham Worldwide Corp.	200	12,194

		50,858

Retail — 5.7%
Advance Auto Parts, Inc.	1,900	157,092
AutoNation, Inc. (a)	15,637	815,782
AutoZone, Inc. (a)	900	380,457
Bed Bath & Beyond, Inc. (a)	5,600	433,216
Best Buy Co., Inc.	7,800	292,500
CVS Caremark Corp.	63,466	3,601,696
Family Dollar Stores, Inc.	42,115	3,033,122
GameStop Corp. Class A	2,900	143,985
The Gap, Inc.	12,000	483,360
Kohl’s Corp.	5,600	289,800
Lowe’s Cos., Inc.	64,581	3,074,702
Macy’s, Inc.	20,300	878,381
Nordstrom, Inc.	4,400	247,280
Penske Auto Group, Inc.	2,300	98,279
Signet Jewelers Ltd.	2,100	150,465
Staples, Inc.	16,900	247,585
Target Corp.	14,700	940,506
Wal-Mart Stores, Inc.	72,800	5,384,288

		20,652,496

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,300	$155,562
Mattel, Inc.	7,300	305,578

		461,140

		28,109,003

Consumer, Non-cyclical — 18.7%
Agriculture — 1.7%
Altria Group, Inc.	42,300	1,453,005
Archer-Daniels-Midland Co.	16,900	622,596
Bunge Ltd.	3,300	250,503
Lorillard, Inc.	9,600	429,888
Philip Morris International, Inc.	33,115	2,867,428
Reynolds American, Inc.	13,900	678,042

		6,301,462

Beverages — 0.9%
Coca-Cola Enterprises, Inc.	6,800	273,428
Molson Coors Brewing Co. Class B	3,500	175,455
PepsiCo, Inc.	36,190	2,877,105

		3,325,988

Biotechnology — 0.6%
Amgen, Inc.	19,300	2,160,442

Commercial Services — 0.6%
Global Payments, Inc.	1,800	91,944
Hertz Global Holdings, Inc. (a)	10,300	228,248
Manpower, Inc.	1,800	130,932
McKesson Corp.	10,700	1,372,810
Quanta Services, Inc. (a)	4,400	121,044
Western Union Co.	14,100	263,106

		2,208,084

Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	27,920	2,110,473

Foods — 1.4%
Campbell Soup Co.	8,000	325,680
General Mills, Inc.	16,200	776,304
The J.M. Smucker Co.	3,200	336,128
The Kroger Co.	13,300	536,522
Mondelez International, Inc. Class A	76,723	2,410,637
Safeway, Inc.	5,000	159,950
Sysco Corp.	12,800	407,424
Tyson Foods, Inc. Class A	7,200	203,616

		5,156,261

Health Care – Products — 2.7%
Baxter International, Inc.	37,784	2,482,031
Becton, Dickinson & Co.	5,000	500,100
Boston Scientific Corp. (a)	31,200	366,288
CareFusion Corp. (a)	4,400	162,360
Covidien PLC	51,636	3,146,698
Medtronic, Inc.	25,500	1,357,875
St. Jude Medical, Inc.	7,300	391,572

	Number of Shares	Value
Stryker Corp.	9,700	$655,623
Varian Medical Systems, Inc. (a)	2,400	179,352
Zimmer Holdings, Inc.	8,300	681,762

		9,923,661

Health Care – Services — 2.3%
Cigna Corp.	7,200	553,392
HCA Holdings, Inc.	44,048	1,883,052
Humana, Inc.	4,000	373,320
Laboratory Corporation of America Holdings (a)	2,300	228,022
UnitedHealth Group, Inc.	66,901	4,790,780
Universal Health Services, Inc. Class B	1,800	134,982
WellPoint, Inc.	7,600	635,436

		8,598,984

Household Products — 0.3%
Kimberly-Clark Corp.	9,800	923,356
Tupperware Brands Corp.	1,300	112,281

		1,035,637

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	51,590	2,387,585
Cardinal Health, Inc.	8,700	453,705
Eli Lilly & Co.	25,300	1,273,349
Forest Laboratories, Inc. (a)	68,986	2,951,911
Merck & Co., Inc.	164,971	7,854,269
Mylan, Inc. (a)	9,800	374,066
Pfizer, Inc.	320,032	9,188,119
Sanofi ADR (France)	59,954	3,035,471
United Therapeutics Corp. (a)	1,300	102,505

		27,620,980

		68,441,972

Energy — 12.2%
Coal — 0.4%
CONSOL Energy, Inc.	43,387	1,459,972

Oil & Gas — 10.3%
Atwood Oceanics, Inc. (a)	1,400	77,056
Chevron Corp.	95,609	11,616,494
ConocoPhillips	39,700	2,759,547
Denbury Resources, Inc. (a)	8,200	150,962
Devon Energy Corp.	10,400	600,704
EOG Resources, Inc.	20,354	3,445,525
Exxon Mobil Corp.	83,783	7,208,689
Helmerich & Payne, Inc.	2,500	172,375
Hess Corp.	44,849	3,468,622
Marathon Oil Corp.	16,100	561,568
Marathon Petroleum Corp.	7,400	475,968
Murphy Oil Corp.	4,300	259,376
Noble Energy, Inc.	47,318	3,170,779
Occidental Petroleum Corp.	20,600	1,926,924
Patterson-UTI Energy, Inc.	2,900	62,002

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	15,600	$901,992
Rowan Cos. PLC Class A (a)	3,200	117,504
Tesoro Corp.	3,100	136,338
Valero Energy Corp.	12,400	423,460

		37,535,885

Oil & Gas Services — 1.5%
National Oilwell Varco, Inc.	10,900	851,399
Schlumberger Ltd.	33,721	2,979,588
Transocean Ltd.	36,152	1,608,764

		5,439,751

		44,435,608

Financial — 25.7%
Banks — 9.7%
Bank of America Corp.	482,867	6,663,565
Bank of New York Mellon Corp.	29,400	887,586
BB&T Corp.	15,400	519,750
Capital One Financial Corp.	12,800	879,872
Comerica, Inc.	4,700	184,757
Commerce Bancshares, Inc.	2,400	105,144
Cullen/Frost Bankers, Inc.	1,400	98,770
East West Bancorp, Inc.	3,500	111,825
Fifth Third Bancorp	139,104	2,509,436
Huntington Bancshares, Inc.	21,200	175,112
KeyCorp	23,300	265,620
Northern Trust Corp.	5,200	282,828
PNC Financial Services Group, Inc.	54,669	3,960,769
Regions Financial Corp.	35,700	330,582
State Street Corp.	66,963	4,402,817
SunTrust Banks, Inc.	13,700	444,154
U.S. Bancorp	93,099	3,405,561
Wells Fargo & Co.	244,709	10,111,376
Zions Bancorp	4,700	128,874

		35,468,398

Diversified Financial — 8.6%
American Express Co.	27,600	2,084,352
Ameriprise Financial, Inc.	45,135	4,110,896
BlackRock, Inc.	4,300	1,163,666
CIT Group, Inc. (a)	5,100	248,727
Citigroup, Inc.	64,871	3,146,892
Discover Financial Services	68,379	3,455,875
Franklin Resources, Inc.	16,200	818,910
The Goldman Sachs Group, Inc.	11,500	1,819,415
Invesco Ltd.	11,300	360,470
JP Morgan Chase & Co.	204,300	10,560,267
Legg Mason, Inc.	54,383	1,818,567
Morgan Stanley	50,100	1,350,195
The NASDAQ OMX Group, Inc.	4,300	137,987
SLM Corp.	10,100	251,490

		31,327,709

	Number of Shares	Value
Insurance — 6.6%
ACE Ltd.	8,700	$813,972
Aflac, Inc.	11,900	737,681
Alleghany Corp. (a)	400	163,860
The Allstate Corp.	11,900	601,545
American Financial Group, Inc.	5,400	291,924
American International Group, Inc.	89,278	4,341,589
Arch Capital Group Ltd. (a)	3,400	184,042
Assurant, Inc.	1,900	102,790
Axis Capital Holdings Ltd.	2,900	125,599
The Chubb Corp.	16,300	1,454,938
Cincinnati Financial Corp.	3,600	169,776
Everest Re Group Ltd.	1,200	174,492
HCC Insurance Holdings, Inc.	3,600	157,752
Lincoln National Corp.	6,800	285,532
Loews Corp.	23,500	1,098,390
MetLife, Inc.	71,767	3,369,461
Old Republic International Corp.	6,600	101,640
PartnerRe Ltd.	1,400	128,156
Principal Financial Group, Inc.	7,500	321,150
Prudential Financial, Inc.	11,800	920,164
Reinsurance Group of America, Inc. Class A	2,200	147,378
RenaissanceRe Holdings Ltd.	3,200	289,696
Torchmark Corp.	6,200	448,570
The Travelers Cos., Inc.	47,539	4,029,881
Unum Group	104,186	3,171,422
W.R. Berkley Corp.	4,600	197,156
XL Group PLC	7,300	224,986

		24,053,542

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	92,279	2,641,948

Savings & Loans — 0.1%
First Niagara Financial Group, Inc.	8,100	83,997
New York Community Bancorp, Inc.	11,300	170,743
People’s United Financial, Inc.	8,200	117,916

		372,656

		93,864,253

Industrial — 12.6%
Aerospace & Defense — 1.8%
General Dynamics Corp.	9,900	866,448
L-3 Communications Holdings, Inc.	2,300	217,350
Lockheed Martin Corp.	8,200	1,045,910
Northrop Grumman Corp.	38,527	3,670,082
Raytheon Co.	8,200	631,974
Rockwell Collins, Inc.	3,500	237,510

		6,669,274

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,900	110,142

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,400	$1,061,080
Energizer Holdings, Inc.	1,500	136,725

		1,197,805

Electronics — 0.2%
Agilent Technologies, Inc.	7,900	404,875
Arrow Electronics, Inc. (a)	2,600	126,178
Avnet, Inc.	5,300	221,063
Jabil Circuit, Inc.	5,200	112,736

		864,852

Engineering & Construction — 0.1%
Fluor Corp.	4,200	298,032
KBR, Inc.	3,300	107,712
URS Corp.	1,900	102,125

		507,869

Environmental Controls — 0.1%
Republic Services, Inc.	8,000	266,880

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,900	126,578
Snap-on, Inc.	1,500	149,250
Stanley Black & Decker, Inc.	4,100	371,337

		647,165

Machinery – Diversified — 0.7%
AGCO Corp.	2,500	151,050
Cummins, Inc.	4,300	571,341
Deere & Co.	21,170	1,723,026

		2,445,417

Manufacturing — 6.9%
3M Co.	15,200	1,815,032
Dover Corp.	28,300	2,542,189
Eaton Corp. PLC	40,461	2,785,335
General Electric Co.	423,024	10,106,044
Honeywell International, Inc.	43,084	3,577,695
Illinois Tool Works, Inc.	50,816	3,875,736
Parker Hannifin Corp.	3,800	413,136
Textron, Inc.	5,800	160,138

		25,275,305

Metal Fabricate & Hardware — 0.1%
The Timken Co.	2,400	144,960

Packaging & Containers — 0.9%
Bemis Co., Inc.	2,600	101,426
Crown Holdings, Inc. (a)	3,700	156,436
Owens-Illinois, Inc. (a)	4,200	126,084
Sealed Air Corp.	99,587	2,707,771
Sonoco Products Co.	2,700	105,138

		3,196,855

Transportation — 1.3%
CSX Corp.	26,100	671,814

	Number of Shares	Value
FedEx Corp.	6,900	$787,359
Norfolk Southern Corp.	41,112	3,180,013

		4,639,186

		45,965,710

Technology — 4.8%
Computers — 1.7%
Apple, Inc.	4,448	2,120,584
Computer Sciences Corp.	3,800	196,612
EMC Corp.	89,730	2,293,499
Hewlett-Packard Co.	49,200	1,032,216
SanDisk Corp.	5,200	309,452
Western Digital Corp.	6,100	386,740

		6,339,103

Office Equipment/Supplies — 0.1%
Xerox Corp.	31,500	324,135

Semiconductors — 1.0%
KLA-Tencor Corp.	3,700	225,145
Marvell Technology Group Ltd.	12,600	144,900
NVIDIA Corp.	14,800	230,288
Texas Instruments, Inc.	73,069	2,942,488

		3,542,821

Software — 2.0%
Activision Blizzard, Inc.	23,300	388,411
CA, Inc.	11,700	347,139
The Dun & Bradstreet Corp.	1,100	114,235
Microsoft Corp.	167,294	5,572,563
Oracle Corp.	31,158	1,033,511

		7,455,859

		17,661,918

Utilities — 2.4%
Electric — 2.3%
The AES Corp.	19,000	252,510
Alliant Energy Corp.	2,800	138,740
Ameren Corp.	6,200	216,008
Calpine Corp. (a)	101,182	1,965,966
Edison International	10,900	502,054
FirstEnergy Corp.	54,560	1,988,712
Integrys Energy Group, Inc.	1,700	95,013
MDU Resources Group, Inc.	4,200	117,474
NextEra Energy, Inc.	27,882	2,235,021
Northeast Utilities	6,900	284,625
Pinnacle West Capital Corp.	2,500	136,850
Public Service Enterprise Group, Inc.	10,100	332,593

		8,265,566

Gas — 0.1%
Atmos Energy Corp.	2,600	110,734
Energen Corp.	100	7,639
Sempra Energy	4,600	393,760

		512,133

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.0%
American Water Works Co., Inc.	3,700	$152,736

		8,930,435

TOTAL COMMON STOCK (Cost $272,419,572)		355,947,136

TOTAL EQUITIES (Cost $272,419,572)		355,947,136

MUTUAL FUNDS — 0.9%
Diversified Financial — 0.9%
iShares Russell 1000 Value Index Fund	39,082	3,368,869

TOTAL MUTUAL FUNDS (Cost $3,374,230)		3,368,869

TOTAL LONG-TERM INVESTMENTS (Cost $275,793,802)		359,316,005

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$6,967,470	6,967,470

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	1,430	1,430

TOTAL SHORT-TERM INVESTMENTS (Cost $6,968,900)		6,968,900

TOTAL INVESTMENTS — 100.2% (Cost $282,762,702) (c)		366,284,905

Other Assets/(Liabilities) — (0.2)%		(822,677)

NET ASSETS — 100.0%		$365,462,228

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,967,472. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $7,108,547.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.2%
Chemicals — 1.7%
The Dow Chemical Co.	382,510	$14,688,384
E.I. du Pont de Nemours & Co.	143,080	8,378,765

		23,067,149

Forest Products & Paper — 0.9%
International Paper Co.	274,600	12,302,080

Iron & Steel — 1.3%
Steel Dynamics, Inc.	578,720	9,670,411
Nucor Corp.	159,910	7,838,788

		17,509,199

Mining — 0.3%
Barrick Gold Corp.	200,070	3,725,303

		56,603,731

Communications — 9.1%
Advertising — 0.5%
The Interpublic Group of Companies, Inc.	431,630	7,415,404

Internet — 0.8%
Symantec Corp.	408,740	10,116,315

Media — 3.0%
CBS Corp. Class B	189,450	10,450,062
Comcast Corp. Class A	383,340	17,307,801
Thomson Reuters Corp.	366,030	12,814,710

		40,572,573

Telecommunications — 4.8%
AT&T, Inc.	421,116	14,242,143
Cisco Systems, Inc.	1,696,110	39,722,896
Verizon Communications, Inc.	240,260	11,210,532

		65,175,571

		123,279,863

Consumer, Cyclical — 9.3%
Auto Manufacturers — 1.1%
General Motors Co. (a)	160,600	5,776,782
Paccar, Inc.	174,030	9,686,510

		15,463,292

Housewares — 0.9%
Newell Rubbermaid, Inc.	453,340	12,466,850

Retail — 7.3%
AutoZone, Inc. (a)	38,330	16,203,241
CVS Caremark Corp.	302,750	17,181,062
The Home Depot, Inc.	176,690	13,401,936
Kohl’s Corp.	152,550	7,894,463
Lowe’s Cos., Inc.	394,870	18,799,761

	Number of Shares	Value
Nordstrom, Inc.	185,910	$10,448,142
PVH Corp.	118,810	14,101,559

		98,030,164

		125,960,306

Consumer, Non-cyclical — 17.3%
Agriculture — 0.9%
Philip Morris International, Inc.	140,680	12,181,481

Beverages — 2.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	135,020	13,393,984
Diageo PLC Sponsored ADR (United Kingdom)	119,300	15,160,644
PepsiCo, Inc.	128,130	10,186,335

		38,740,963

Biotechnology — 1.2%
Amgen, Inc.	144,120	16,132,793

Foods — 0.4%
Kraft Foods Group, Inc.	102,776	5,389,574

Health Care – Products — 3.5%
Baxter International, Inc.	262,430	17,239,027
Covidien PLC	268,710	16,375,187
Johnson & Johnson	161,570	14,006,503

		47,620,717

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	369,460	26,457,031

Pharmaceuticals — 6.4%
Merck & Co., Inc.	722,250	34,386,322
Pfizer, Inc.	589,335	16,919,808
Roche Holding AG	73,358	19,788,884
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	255,270	9,644,101
Zoetis, Inc.	185,848	5,783,590

		86,522,705

		233,045,264

Energy — 12.0%
Oil & Gas — 10.5%
Anadarko Petroleum Corp.	157,650	14,659,874
Chevron Corp.	371,190	45,099,585
EOG Resources, Inc.	80,840	13,684,595
Exxon Mobil Corp.	285,680	24,579,907
Marathon Oil Corp.	375,090	13,083,139
Occidental Petroleum Corp.	193,860	18,133,665
Southwestern Energy Co. (a)	351,140	12,774,473

		142,015,238

Oil & Gas Services — 1.5%
Halliburton Co.	412,330	19,853,689

		161,868,927

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.5%
Banks — 7.0%
BB&T Corp.	457,270	$15,432,863
PNC Financial Services Group, Inc.	400,260	28,998,837
Wells Fargo & Co.	1,207,860	49,908,775

		94,340,475

Diversified Financial — 11.1%
Ameriprise Financial, Inc.	154,720	14,091,898
BlackRock, Inc.	79,370	21,479,109
Citigroup, Inc.	490,620	23,799,976
Credit Suisse Group Sponsored ADR (Switzerland)	238,555	7,287,855
The Goldman Sachs Group, Inc.	120,770	19,107,022
IntercontinentalExchange, Inc. (a)	89,770	16,286,073
JP Morgan Chase & Co.	909,716	47,023,220

		149,075,153

Insurance — 7.4%
ACE Ltd.	279,500	26,150,020
American International Group, Inc.	336,200	16,349,406
The Chubb Corp.	129,800	11,585,948
Marsh & McLennan Cos., Inc.	533,980	23,254,829
Principal Financial Group, Inc.	241,598	10,345,226
Unum Group	420,040	12,786,018

		100,471,447

		343,887,075

Industrial — 10.9%
Aerospace & Defense — 3.0%
The Boeing Co.	96,400	11,327,000
Spirit AeroSystems Holdings, Inc. Class A (a)	441,470	10,701,233
United Technologies Corp.	169,520	18,277,646

		40,305,879

Hand & Machine Tools — 1.2%
Stanley Black & Decker, Inc.	185,420	16,793,490

Machinery – Construction & Mining — 1.1%
Ingersoll-Rand PLC	227,110	14,748,523

Manufacturing — 5.6%
3M Co.	123,320	14,725,641
Eaton Corp. PLC	284,790	19,604,944
General Electric Co.	1,053,840	25,176,238
Illinois Tool Works, Inc.	204,550	15,601,028

		75,107,851

		146,955,743

Technology — 7.8%
Computers — 1.9%
EMC Corp.	994,980	25,431,689

Semiconductors — 4.6%
Analog Devices, Inc.	288,130	13,556,516
Intel Corp.	866,360	19,856,971

	Number of Shares	Value
Maxim Integrated Products, Inc.	339,500	$10,117,100
Xilinx, Inc.	412,130	19,312,412

		62,842,999

Software — 1.3%
Microsoft Corp.	522,070	17,390,152

		105,664,840

Utilities — 2.7%
Electric — 2.7%
Edison International	218,280	10,053,977
Entergy Corp.	132,840	8,394,159
NextEra Energy, Inc.	85,550	6,857,688
Northeast Utilities	264,100	10,894,125

		36,199,949

TOTAL COMMON STOCK (Cost $958,773,880)		1,333,465,698

TOTAL EQUITIES (Cost $958,773,880)		1,333,465,698

TOTAL LONG-TERM INVESTMENTS (Cost $958,773,880)		1,333,465,698

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$11,369,044	11,369,044

TOTAL SHORT-TERM INVESTMENTS (Cost $11,369,044)		11,369,044

TOTAL INVESTMENTS — 99.7% (Cost $970,142,924) (c)		1,344,834,742

Other Assets/(Liabilities) — 0.3%		4,599,470

NET ASSETS — 100.0%		$1,349,434,212

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,369,047. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $11,599,200.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.6%

COMMON STOCK — 95.4%
Basic Materials — 3.3%
Chemicals — 1.0%
BASF SE Sponsored ADR (Germany)	27,300	$2,620,799
The Dow Chemical Co.	13,782	529,229
LyondellBasell Industries NV Class A	20,581	1,507,146

		4,657,174

Forest Products & Paper — 0.7%
International Paper Co.	55,976	2,507,725
MeadWestvaco Corp.	20,539	788,287

		3,296,012

Iron & Steel — 1.0%
Carpenter Technology Corp.	81,400	4,730,154

Mining — 0.6%
Alcoa, Inc.	249,800	2,028,376
Southern Copper Corp.	26,100	710,964

		2,739,340

		15,422,680

Communications — 7.7%
Advertising — 1.0%
Aimia, Inc.	266,500	4,626,440

Media — 1.4%
Gannett Co., Inc.	63,486	1,700,790
Reed Elsevier NV	41,102	826,044
Time Warner, Inc.	23,870	1,570,885
Vivendi SA	103,960	2,392,553

		6,490,272

Telecommunications — 5.3%
AT&T, Inc.	152,713	5,164,754
BCE, Inc.	35,748	1,526,440
BT Group PLC	147,639	818,062
CenturyLink, Inc.	85,869	2,694,569
Cisco Systems, Inc.	147,071	3,444,403
Deutsche Telekom AG Sponsored ADR (Germany) (a)	111,921	1,634,046
Telstra Corp. Ltd.	306,703	1,422,388
Verizon Communications, Inc.	33,089	1,543,933
Vodafone Group PLC Sponsored ADR (United Kingdom)	179,637	6,319,630
West Corp.	30,825	683,390

		25,251,615

		36,368,327

	Number of Shares	Value
Consumer, Cyclical — 5.3%
Auto Manufacturers — 0.7%
Daimler AG	21,488	$1,674,901
Ford Motor Co.	95,269	1,607,188

		3,282,089

Entertainment — 0.6%
National CineMedia, Inc.	62,168	1,172,488
Regal Entertainment Group Class A (a)	71,916	1,364,966

		2,537,454

Home Builders — 0.6%
Lennar Corp.	103,450	2,963,842

Lodging — 0.2%
Las Vegas Sands Corp.	15,633	1,038,344

Retail — 3.2%
Cash America International, Inc.	126,700	5,736,976
The Home Depot, Inc.	15,400	1,168,090
McDonald’s Corp.	29,921	2,878,700
Wal-Mart Stores, Inc.	61,600	4,555,936
Walgreen Co.	10,849	583,676

		14,923,378

		24,745,107

Consumer, Non-cyclical — 26.3%
Agriculture — 3.8%
Altria Group, Inc.	46,558	1,599,267
Lorillard, Inc.	83,111	3,721,711
Philip Morris International, Inc.	143,706	12,443,502

		17,764,480

Beverages — 0.7%
The Coca-Cola Co.	58,491	2,215,639
PepsiCo, Inc.	10,861	863,450

		3,079,089

Commercial Services — 2.4%
Donnelley (R.R.) & Sons Co.	93,372	1,475,278
MasterCard, Inc. Class A	4,100	2,758,398
Paychex, Inc.	21,241	863,234
Western Union Co.	339,900	6,342,534

		11,439,444

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	27,981	2,115,084

Foods — 2.7%
B&G Foods, Inc.	49,326	1,704,213
ConAgra Foods, Inc.	64,000	1,941,760
Kellogg Co.	13,006	763,842
Kraft Foods Group, Inc.	37,704	1,977,198
Mondelez International, Inc. Class A	41,884	1,315,995
Sysco Corp.	35,786	1,139,069

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	93,100	$2,632,868
Unilever NV NY Shares	31,054	1,171,357

		12,646,302

Health Care – Products — 1.2%
Johnson & Johnson	54,572	4,730,846
Medtronic, Inc.	21,831	1,162,501

		5,893,347

Health Care – Services — 0.3%
UnitedHealth Group, Inc.	18,343	1,313,542

Household Products — 1.7%
Reckitt Benckiser Group PLC	12,887	942,996
Tupperware Brands Corp.	80,700	6,970,059

		7,913,055

Pharmaceuticals — 13.1%
AbbVie, Inc.	69,997	3,130,966
Actavis, Inc. (b)	9,900	1,425,600
Bristol-Myers Squibb Co.	30,833	1,426,951
Cardinal Health, Inc.	10,139	528,749
Eli Lilly & Co.	228,450	11,497,889
GlaxoSmithKline PLC ADR (United Kingdom)	11,359	569,881
Herbalife Ltd. (a)	109,500	7,639,815
Mead Johnson Nutrition Co.	6,948	515,958
Merck & Co., Inc.	275,686	13,125,410
Novartis AG ADR (Switzerland)	13,782	1,057,217
Pfizer, Inc.	572,778	16,444,456
Roche Holding AG Sponsored ADR (Switzerland)	33,637	2,271,507
Sanofi ADR (France)	20,228	1,024,144
Warner Chilcott PLC Class A	33,726	770,639

		61,429,182

		123,593,525

Energy — 10.9%
Oil & Gas — 10.3%
BP PLC Sponsored ADR (United Kingdom)	111,000	4,665,330
Chesapeake Energy Corp.	98,100	2,538,828
Chevron Corp.	61,129	7,427,173
ConocoPhillips	83,696	5,817,709
Ensco PLC Class A	243,900	13,109,625
Exxon Mobil Corp.	60,100	5,171,004
Occidental Petroleum Corp.	35,714	3,340,688
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	60,800	3,993,344
Seadrill Ltd. (a)	48,374	2,180,700

		48,244,401

Pipelines — 0.6%
Enbridge, Inc.	24,767	1,033,775
Spectra Energy Corp.	42,496	1,454,638

	Number of Shares	Value
The Williams Cos., Inc.	6,795	$247,066

		2,735,479

		50,979,880

Financial — 18.4%
Banks — 6.2%
Bank of America Corp.	621,036	8,570,297
Bank of Montreal	30,286	2,023,711
Deutsche Bank AG/London (c)	20,112	1,161,669
Deutsche Bank AG/London (c)	68,530	3,320,278
Fifth Third Bancorp	52,831	953,071
M&T Bank Corp.	22,185	2,482,945
National Australia Bank Ltd.	18,041	578,045
The Toronto-Dominion Bank	13,072	1,176,219
U.S. Bancorp	78,689	2,878,444
Wells Fargo & Co.	143,397	5,925,164

		29,069,843

Diversified Financial — 5.1%
BlackRock, Inc.	8,639	2,337,886
Citigroup, Inc.	148,800	7,218,288
JP Morgan Chase & Co.	275,756	14,253,828

		23,810,002

Insurance — 6.8%
American International Group, Inc.	139,800	6,798,474
CNO Financial Group, Inc.	1,207,200	17,383,680
ING US, Inc.	124,247	3,629,255
MetLife, Inc.	7,026	329,871
MetLife, Inc.	12,393	355,183
PartnerRe Ltd.	7,904	723,532
XL Group PLC	85,866	2,646,390

		31,866,385

Investment Companies — 0.2%
New Mountain Finance Corp.	53,117	765,416

Real Estate Investment Trusts (REITS) — 0.1%
OMEGA Healthcare Investors, Inc.	21,200	633,244

		86,144,890

Industrial — 8.8%
Aerospace & Defense — 1.7%
Lockheed Martin Corp.	17,973	2,292,456
Northrop Grumman Corp.	59,200	5,639,392

		7,931,848

Electronics — 0.6%
TE Connectivity Ltd.	53,200	2,754,696

Engineering & Construction — 1.2%
Fluor Corp.	39,600	2,810,016
KBR, Inc.	84,800	2,767,872

		5,577,888

Environmental Controls — 0.2%
Waste Management, Inc.	25,850	1,066,054

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.3%
Flowserve Corp.	20,400	$1,272,756

Manufacturing — 3.5%
Eaton Corp. PLC	59,745	4,112,846
General Electric Co.	285,460	6,819,639
Honeywell International, Inc.	23,612	1,960,740
Illinois Tool Works, Inc.	18,095	1,380,106
Leggett & Platt, Inc.	57,310	1,727,897
Siemens AG Sponsored ADR (Germany)	5,547	668,469

		16,669,697

Packaging & Containers — 0.7%
Packaging Corporation of America	59,539	3,399,081

Transportation — 0.5%
FedEx Corp.	15,400	1,757,294
Ship Finance International Ltd. (a)	26,289	401,433

		2,158,727

Trucking & Leasing — 0.1%
Fly Leasing Ltd. ADR (Bermuda)	43,559	604,599

		41,435,346

Technology — 9.0%
Computers — 2.1%
Apple, Inc.	5,447	2,596,857
Hewlett-Packard Co.	337,400	7,078,652

		9,675,509

Semiconductors — 1.6%
Analog Devices, Inc.	28,727	1,351,605
Intel Corp.	107,844	2,471,785
Maxim Integrated Products, Inc.	18,510	551,598
Microchip Technology, Inc. (a)	60,962	2,456,159
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	40,587	688,356

		7,519,503

Software — 5.3%
CA, Inc.	440,749	13,077,023
Microsoft Corp.	323,185	10,765,292
Oracle Corp.	39,800	1,320,166

		25,162,481

		42,357,493

Utilities — 5.7%
Electric — 5.4%
Ameren Corp.	29,679	1,034,016
American Electric Power Co., Inc.	42,170	1,828,069
Dominion Resources, Inc.	20,071	1,254,036
Duke Energy Corp.	26,627	1,778,151
Entergy Corp.	63,500	4,012,565
Exelon Corp.	240,100	7,116,564
National Grid PLC	58,998	697,957

	Number of Shares	Value
NextEra Energy, Inc.	44,300	$3,551,088
PG&E Corp.	26,231	1,073,373
PPL Corp.	36,462	1,107,716
Public Service Enterprise Group, Inc.	20,919	688,863
SCANA Corp.	8,154	375,410
TECO Energy, Inc.	55,113	911,569

		25,429,377

Gas — 0.3%
Sempra Energy	16,148	1,382,269

		26,811,646

TOTAL COMMON STOCK (Cost $388,391,842)		447,858,894

PREFERRED STOCK — 0.2%

Basic Materials — 0.1%
Iron & Steel — 0.1%
ArcelorMittal 6.000%	26,551	570,581

Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
General Motors Co. 4.750%	8,123	407,369

TOTAL PREFERRED STOCK (Cost $975,779)		977,950

TOTAL EQUITIES (Cost $389,367,621)		448,836,844

	Principal Amount
BONDS & NOTES — 1.5%

CORPORATE DEBT — 1.5%
Diversified Financial — 1.5%
The Goldman Sachs Group, Inc. (c) 1.000% 12/17/13	$57,450	2,097,327
The Goldman Sachs Group, Inc. (c) 1.000% 12/12/13	173,400	2,022,017
The Goldman Sachs Group, Inc. (c) 2.000% 11/20/13	203,800	2,816,924

		6,936,268

TOTAL CORPORATE DEBT (Cost $6,982,844)		6,936,268

TOTAL BONDS & NOTES (Cost $6,982,844)		6,936,268

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.4%
Diversified Financial — 3.4%
State Street Navigator Securities Lending Prime Portfolio (d)	15,876,563	$15,876,563

TOTAL MUTUAL FUNDS (Cost $15,876,563)		15,876,563

TOTAL LONG-TERM INVESTMENTS (Cost $412,227,028)		471,649,675

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$13,578,317	13,578,317

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	57,929	57,929

TOTAL SHORT-TERM INVESTMENTS (Cost $13,636,246)		13,636,246

TOTAL INVESTMENTS — 103.4% (Cost $425,863,274) (f)		485,285,921

Other Assets/(Liabilities) — (3.4)%		(15,737,628)

NET ASSETS — 100.0%		$469,548,293

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $15,520,292. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $11,418,215 or 2.43% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $13,578,321. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $13,850,384.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Basic Materials — 3.3%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	37,623	$4,009,482
Airgas, Inc.	11,800	1,251,390
CF Industries Holdings, Inc.	10,295	2,170,495
The Dow Chemical Co.	218,329	8,383,834
E.I. du Pont de Nemours & Co.	167,371	9,801,246
Eastman Chemical Co.	28,005	2,181,589
Ecolab, Inc.	49,131	4,852,178
FMC Corp.	24,629	1,766,392
International Flavors & Fragrances, Inc.	14,627	1,203,802
LyondellBasell Industries NV Class A	81,052	5,935,438
Monsanto Co.	96,342	10,055,214
The Mosaic Co.	61,618	2,650,806
PPG Industries, Inc.	25,761	4,303,633
Praxair, Inc.	53,416	6,421,137
The Sherwin-Williams Co.	15,851	2,887,735
Sigma-Aldrich Corp.	21,873	1,865,767

		69,740,138

Forest Products & Paper — 0.2%
International Paper Co.	80,307	3,597,754
MeadWestvaco Corp.	31,347	1,203,098

		4,800,852

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	18,561	566,482
Nucor Corp.	57,378	2,812,669
Cliffs Natural Resources, Inc.	29,004	594,582
United States Steel Corp.	27,752	571,414

		4,545,147

Mining — 0.4%
Alcoa, Inc.	197,979	1,607,589
Freeport-McMoRan Copper & Gold, Inc.	187,223	6,193,337
Newmont Mining Corp.	89,686	2,520,177
Vulcan Materials Co.	22,835	1,183,081

		11,504,184

		90,590,321

Communications — 12.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	74,334	1,277,058
Omnicom Group, Inc.	46,678	2,961,253

		4,238,311

	Number of Shares	Value
Internet — 3.8%
Akamai Technologies, Inc. (a)	32,085	$1,658,794
Amazon.com, Inc. (a)	66,944	20,929,372
eBay, Inc. (a)	210,814	11,761,313
Expedia, Inc.	19,443	1,006,953
F5 Networks, Inc. (a)	14,151	1,213,590
Google, Inc. Class A (a)	50,604	44,324,550
Netflix, Inc. (a)	10,635	3,288,448
Priceline.com, Inc. (a)	9,316	9,418,010
Symantec Corp.	125,786	3,113,203
TripAdvisor, Inc. (a)	19,937	1,512,022
VeriSign, Inc. (a)	24,450	1,244,261
Yahoo!, Inc. (a)	171,972	5,702,592

		105,173,108

Media — 3.7%
Cablevision Systems Corp. Class A	38,007	640,038
CBS Corp. Class B	101,727	5,611,261
Comcast Corp. Class A	472,695	21,342,179
DIRECTV (a)	92,303	5,515,104
Discovery Communications, Inc. Series A (a)	41,782	3,527,237
Gannett Co., Inc.	41,332	1,107,284
The McGraw Hill Financial, Inc.	49,483	3,245,590
News Corp. Class A (a)	89,040	1,429,982
Nielsen Holdings NV	39,646	1,445,097
Scripps Networks Interactive Class A	19,819	1,548,062
Time Warner Cable, Inc.	51,718	5,771,729
Time Warner, Inc.	166,358	10,948,020
Twenty-First Century Fox Class A	359,275	12,035,713
Viacom, Inc. Class B	78,466	6,558,188
The Walt Disney Co.	300,308	19,366,863
The Washington Post Co. Class B	806	492,748

		100,585,095

Telecommunications — 4.3%
AT&T, Inc.	959,828	32,461,383
CenturyLink, Inc.	107,642	3,377,806
Cisco Systems, Inc.	969,021	22,694,472
Corning, Inc.	265,936	3,880,006
Crown Castle International Corp. (a)	52,931	3,865,551
Frontier Communications Corp.	187,404	781,475
Harris Corp.	19,785	1,173,250
JDS Uniphase Corp. (a)	44,391	652,991
Juniper Networks, Inc. (a)	91,336	1,813,933
Motorola Solutions, Inc.	42,800	2,541,464
QUALCOMM, Inc.	310,016	20,882,678
Verizon Communications, Inc.	517,874	24,164,001
Windstream Corp.	103,673	829,384

		119,118,394

		329,114,908

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.6%
Airlines — 0.2%
Delta Air Lines, Inc.	156,008	$3,680,228
Southwest Airlines Co.	125,380	1,825,533

		5,505,761

Apparel — 0.5%
Nike, Inc. Class B	135,209	9,821,582
Ralph Lauren Corp.	10,964	1,806,100
VF Corp.	15,789	3,142,800

		14,770,482

Auto Manufacturers — 0.8%
Ford Motor Co.	713,774	12,041,368
General Motors Co. (a)	169,895	6,111,123
Paccar, Inc.	63,920	3,557,787

		21,710,278

Automotive & Parts — 0.4%
BorgWarner, Inc.	20,914	2,120,470
Delphi Automotive PLC	51,017	2,980,413
The Goodyear Tire & Rubber Co. (a)	42,905	963,217
Johnson Controls, Inc.	123,685	5,132,928

		11,197,028

Distribution & Wholesale — 0.3%
Fastenal Co.	48,796	2,451,999
Fossil Group, Inc. (a)	9,074	1,054,762
Genuine Parts Co.	27,980	2,263,302
W.W. Grainger, Inc.	11,216	2,935,339

		8,705,402

Entertainment — 0.0%
International Game Technology	47,070	891,035

Home Builders — 0.1%
D.R. Horton, Inc.	49,996	971,422
Lennar Corp. Class A	30,738	1,088,125
PulteGroup, Inc.	63,703	1,051,100

		3,110,647

Home Furnishing — 0.1%
Harman International Industries, Inc.	12,569	832,445
Whirlpool Corp.	14,304	2,094,678

		2,927,123

Housewares — 0.1%
Newell Rubbermaid, Inc.	51,234	1,408,935

Leisure Time — 0.2%
Carnival Corp.	80,105	2,614,627
Harley-Davidson, Inc.	40,459	2,599,086

		5,213,713

Lodging — 0.3%
Marriott International, Inc. Class A	40,876	1,719,245
Starwood Hotels & Resorts Worldwide, Inc.	35,125	2,334,056

	Number of Shares	Value
Wyndham Worldwide Corp.	24,558	$1,497,301
Wynn Resorts Ltd.	14,849	2,346,291

		7,896,893

Retail — 6.5%
Abercrombie & Fitch Co. Class A	13,608	481,315
AutoNation, Inc. (a)	11,613	605,850
AutoZone, Inc. (a)	6,360	2,688,563
Bed Bath & Beyond, Inc. (a)	39,476	3,053,863
Best Buy Co., Inc.	48,455	1,817,063
CarMax, Inc. (a)	40,513	1,963,665
Chipotle Mexican Grill, Inc. (a)	5,580	2,392,146
Coach, Inc.	50,661	2,762,544
Costco Wholesale Corp.	78,832	9,075,140
CVS Caremark Corp.	222,163	12,607,750
Darden Restaurants, Inc.	23,421	1,084,158
Dollar General Corp. (a)	54,355	3,068,883
Dollar Tree, Inc. (a)	40,405	2,309,550
Family Dollar Stores, Inc.	17,222	1,240,328
GameStop Corp. Class A	20,885	1,036,940
The Gap, Inc.	49,765	2,004,534
The Home Depot, Inc.	258,847	19,633,545
J.C. Penney Co., Inc. (a)	55,054	485,576
Kohl’s Corp.	36,639	1,896,068
L Brands, Inc.	44,566	2,722,983
Lowe’s Cos., Inc.	190,146	9,052,851
Macy’s, Inc.	67,615	2,925,701
McDonald’s Corp.	180,942	17,408,430
Nordstrom, Inc.	25,525	1,434,505
O’Reilly Automotive, Inc. (a)	19,352	2,469,122
PetSmart, Inc.	18,595	1,418,055
PVH Corp.	14,613	1,734,417
Ross Stores, Inc.	39,676	2,888,413
Staples, Inc.	119,809	1,755,202
Starbucks Corp.	136,136	10,478,388
Target Corp.	114,123	7,301,590
Tiffany & Co.	19,857	1,521,443
The TJX Cos., Inc.	129,934	7,326,978
Urban Outfitters, Inc. (a)	20,537	755,146
Wal-Mart Stores, Inc.	294,090	21,750,896
Walgreen Co.	157,122	8,453,164
Yum! Brands, Inc.	80,184	5,724,336

		177,329,101

Textiles — 0.0%
Cintas Corp.	18,849	965,069

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	21,165	997,718
Mattel, Inc.	62,191	2,603,315

		3,601,033

		265,232,500

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.4%
Agriculture — 1.7%
Altria Group, Inc.	362,642	$12,456,753
Archer-Daniels-Midland Co.	118,930	4,381,381
Lorillard, Inc.	68,202	3,054,085
Philip Morris International, Inc.	292,369	25,316,232
Reynolds American, Inc.	57,560	2,807,777

		48,016,228

Beverages — 2.1%
Brown-Forman Corp. Class B	29,511	2,010,584
The Coca-Cola Co.	689,156	26,105,229
Coca-Cola Enterprises, Inc.	44,475	1,788,340
Constellation Brands, Inc. Class A (a)	30,016	1,722,918
Dr. Pepper Snapple Group, Inc.	36,824	1,650,452
Molson Coors Brewing Co. Class B	28,183	1,412,814
Monster Beverage Corp. (a)	24,457	1,277,878
PepsiCo, Inc.	279,095	22,188,053

		58,156,268

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc. (a)	35,216	4,090,691
Amgen, Inc.	136,262	15,253,168
Biogen Idec, Inc. (a)	42,837	10,313,436
Celgene Corp. (a)	74,387	11,450,391
Life Technologies Corp. (a)	31,124	2,329,009
Regeneron Pharmaceuticals, Inc. (a)	14,085	4,406,774
Vertex Pharmaceuticals, Inc. (a)	42,100	3,192,022

		51,035,491

Commercial Services — 2.1%
The ADT Corp.	36,138	1,469,371
Automatic Data Processing, Inc.	87,572	6,338,461
Equifax, Inc.	21,800	1,304,730
H&R Block, Inc.	49,074	1,308,313
Iron Mountain, Inc.	31,455	849,914
MasterCard, Inc. Class A	18,770	12,628,081
McKesson Corp.	41,511	5,325,861
Moody’s Corp.	35,008	2,462,113
Paychex, Inc.	58,527	2,378,537
Quanta Services, Inc. (a)	37,857	1,041,446
Robert Half International, Inc.	24,208	944,838
Total System Services, Inc.	31,281	920,287
Visa, Inc. Class A	93,264	17,822,751
Western Union Co.	99,817	1,862,585

		56,657,288

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	78,130	1,609,478
Colgate-Palmolive Co.	159,422	9,453,725
The Estee Lauder Cos., Inc. Class A	46,268	3,234,133
The Procter & Gamble Co.	494,631	37,389,157

		51,686,493

	Number of Shares	Value
Foods — 1.8%
Campbell Soup Co.	32,253	$1,313,020
ConAgra Foods, Inc.	75,238	2,282,721
General Mills, Inc.	116,403	5,578,032
The Hershey Co.	27,081	2,504,992
Hormel Foods Corp.	24,731	1,041,670
The J.M. Smucker Co.	18,694	1,963,618
Kellogg Co.	47,016	2,761,250
Kraft Foods Group, Inc.	107,279	5,625,711
The Kroger Co.	93,912	3,788,410
McCormick & Co., Inc.	23,836	1,542,189
Mondelez International, Inc. Class A	322,022	10,117,931
Safeway, Inc.	44,371	1,419,428
Sysco Corp.	107,170	3,411,221
Tyson Foods, Inc. Class A	51,278	1,450,142
Whole Foods Market, Inc.	67,329	3,938,746

		48,739,081

Health Care – Products — 3.2%
Baxter International, Inc.	97,866	6,428,818
Becton, Dickinson & Co.	35,134	3,514,103
Boston Scientific Corp. (a)	243,622	2,860,122
C.R. Bard, Inc.	14,390	1,657,728
CareFusion Corp. (a)	38,930	1,436,517
Covidien PLC	83,163	5,067,953
Edwards Lifesciences Corp. (a)	20,401	1,420,522
Intuitive Surgical, Inc. (a)	7,249	2,727,581
Johnson & Johnson	509,474	44,166,301
Medtronic, Inc.	180,325	9,602,306
St. Jude Medical, Inc.	51,218	2,747,333
Stryker Corp.	53,579	3,621,405
Varian Medical Systems, Inc. (a)	19,137	1,430,108
Zimmer Holdings, Inc.	30,468	2,502,641

		89,183,438

Health Care – Services — 1.5%
Aetna, Inc.	67,186	4,301,248
Cigna Corp.	51,554	3,962,441
DaVita HealthCare Partners, Inc. (a)	31,856	1,812,606
Humana, Inc.	28,436	2,653,932
Laboratory Corporation of America Holdings (a)	16,107	1,596,848
Quest Diagnostics, Inc.	27,332	1,688,844
Tenet Healthcare Corp. (a)	18,773	773,260
Thermo Fisher Scientific, Inc.	64,827	5,973,808
UnitedHealth Group, Inc.	184,113	13,184,332
WellPoint, Inc.	54,235	4,534,588

		40,481,907

Household Products — 0.4%
Avery Dennison Corp.	17,430	758,554
Beam, Inc.	29,047	1,877,889
The Clorox Co.	23,811	1,945,835
Kimberly-Clark Corp.	69,416	6,540,375

		11,122,653

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.9%
Abbott Laboratories	281,398	$9,339,600
AbbVie, Inc.	285,843	12,785,757
Actavis, Inc. (a)	31,334	4,512,096
Allergan, Inc.	53,493	4,838,442
AmerisourceBergen Corp.	41,727	2,549,520
Bristol-Myers Squibb Co.	298,047	13,793,615
Cardinal Health, Inc.	61,718	3,218,594
DENTSPLY International, Inc.	25,795	1,119,761
Eli Lilly & Co.	178,939	9,006,000
Express Scripts Holding Co. (a)	147,355	9,103,592
Forest Laboratories, Inc. (a)	42,361	1,812,627
Gilead Sciences, Inc. (a)	276,810	17,394,740
Hospira, Inc. (a)	29,865	1,171,305
Mead Johnson Nutrition Co.	36,535	2,713,089
Merck & Co., Inc.	529,092	25,190,070
Mylan, Inc. (a)	68,852	2,628,081
Patterson Cos., Inc.	14,396	578,719
Perrigo Co.	17,057	2,104,493
Pfizer, Inc.	1,196,884	34,362,540
Zoetis, Inc.	90,246	2,808,455

		161,031,096

		616,109,943

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	56,759	1,546,115

Energy — 10.4%
Coal — 0.1%
CONSOL Energy, Inc.	41,278	1,389,004
Peabody Energy Corp.	50,659	873,868

		2,262,872

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	12,584	506,003

Oil & Gas — 8.2%
Anadarko Petroleum Corp.	91,303	8,490,266
Apache Corp.	73,018	6,216,753
Cabot Oil & Gas Corp.	76,106	2,840,276
Chesapeake Energy Corp.	90,992	2,354,873
Chevron Corp.	349,375	42,449,062
ConocoPhillips	220,726	15,342,664
Denbury Resources, Inc. (a)	67,344	1,239,803
Devon Energy Corp.	69,439	4,010,797
Diamond Offshore Drilling, Inc.	12,391	772,207
Ensco PLC Class A	42,095	2,262,606
EOG Resources, Inc.	49,103	8,312,156
EQT Corp.	27,162	2,409,813
Exxon Mobil Corp.	795,818	68,472,181
Helmerich & Payne, Inc.	19,583	1,350,248
Hess Corp.	52,308	4,045,501
Marathon Oil Corp.	127,913	4,461,605
Marathon Petroleum Corp.	56,620	3,641,798

	Number of Shares	Value
Murphy Oil Corp.	31,577	$1,904,725
Nabors Industries Ltd.	47,243	758,723
Newfield Exploration Co. (a)	25,440	696,293
Noble Corp.	45,574	1,721,330
Noble Energy, Inc.	64,836	4,344,660
Occidental Petroleum Corp.	145,398	13,600,529
Phillips 66	110,457	6,386,624
Pioneer Natural Resources Co.	25,055	4,730,384
QEP Resources, Inc.	32,009	886,329
Range Resources Corp.	29,445	2,234,581
Rowan Cos. PLC Class A (a)	21,635	794,437
Southwestern Energy Co. (a)	63,466	2,308,893
Tesoro Corp.	24,189	1,063,832
Valero Energy Corp.	98,427	3,361,282
WPX Energy, Inc. (a)	35,759	688,718

		224,153,949

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	79,794	3,917,885
Cameron International Corp. (a)	44,781	2,613,867
FMC Technologies, Inc. (a)	42,865	2,375,578
Halliburton Co.	153,072	7,370,417
National Oilwell Varco, Inc.	77,135	6,025,015
Schlumberger Ltd.	239,199	21,135,624

		43,438,386

Pipelines — 0.5%
Kinder Morgan, Inc.	121,839	4,333,813
ONEOK, Inc.	36,690	1,956,311
Spectra Energy Corp.	120,816	4,135,532
The Williams Cos., Inc.	123,261	4,481,770

		14,907,426

		285,268,636

Financial — 15.7%
Banks — 4.5%
Bank of America Corp.	1,940,511	26,779,052
Bank of New York Mellon Corp.	209,407	6,321,997
BB&T Corp.	126,746	4,277,678
Capital One Financial Corp.	105,434	7,247,533
Comerica, Inc.	33,393	1,312,679
Fifth Third Bancorp	161,709	2,917,230
Huntington Bancshares, Inc.	148,295	1,224,917
KeyCorp	165,197	1,883,246
M&T Bank Corp.	23,541	2,634,709
Northern Trust Corp.	40,406	2,197,682
PNC Financial Services Group, Inc.	95,552	6,922,742
Regions Financial Corp.	254,947	2,360,809
State Street Corp.	80,811	5,313,323
SunTrust Banks, Inc.	97,300	3,154,466
U.S. Bancorp	331,823	12,138,085
Wells Fargo & Co.	873,346	36,086,657
Zions Bancorp	34,468	945,113

		123,717,918

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 4.9%
American Express Co.	167,799	$12,672,180
Ameriprise Financial, Inc.	35,581	3,240,717
BlackRock, Inc.	22,820	6,175,548
The Charles Schwab Corp.	209,190	4,422,277
Citigroup, Inc.	549,158	26,639,655
CME Group, Inc.	56,826	4,198,305
Discover Financial Services	87,130	4,403,550
E*TRADE Financial Corp. (a)	52,041	858,677
Franklin Resources, Inc.	73,334	3,707,034
The Goldman Sachs Group, Inc.	75,562	11,954,664
IntercontinentalExchange, Inc. (a)	13,127	2,381,500
Invesco Ltd.	80,175	2,557,582
JP Morgan Chase & Co.	680,439	35,171,892
Legg Mason, Inc.	19,116	639,239
Morgan Stanley	251,504	6,778,033
The NASDAQ OMX Group, Inc.	21,833	700,621
NYSE Euronext	43,856	1,841,075
SLM Corp.	80,240	1,997,976
T. Rowe Price Group, Inc.	46,770	3,364,166

		133,704,691

Insurance — 4.3%
ACE Ltd.	61,371	5,741,871
Aflac, Inc.	84,151	5,216,521
The Allstate Corp.	83,223	4,206,923
American International Group, Inc.	266,426	12,956,296
Aon PLC	55,807	4,154,273
Assurant, Inc.	13,750	743,875
Berkshire Hathaway, Inc. Class B (a)	325,415	36,937,857
The Chubb Corp.	45,961	4,102,479
Cincinnati Financial Corp.	26,563	1,252,711
Genworth Financial, Inc. Class A (a)	88,947	1,137,632
The Hartford Financial Services Group, Inc.	82,292	2,560,927
Lincoln National Corp.	48,286	2,027,529
Loews Corp.	55,528	2,595,379
Marsh & McLennan Cos., Inc.	99,422	4,329,828
MetLife, Inc.	202,341	9,499,910
Principal Financial Group, Inc.	49,361	2,113,638
The Progressive Corp.	100,176	2,727,792
Prudential Financial, Inc.	84,114	6,559,210
Torchmark Corp.	16,847	1,218,880
The Travelers Cos., Inc.	67,898	5,755,713
Unum Group	47,513	1,446,296
XL Group PLC	51,088	1,574,532

		118,860,072

Real Estate — 0.0%
CBRE Group, Inc. (a)	50,342	1,164,411

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	71,380	$5,291,399
Apartment Investment & Management Co. Class A	25,400	709,676
AvalonBay Communities, Inc.	21,980	2,793,438
Boston Properties, Inc.	27,412	2,930,343
Equity Residential	60,507	3,241,360
HCP, Inc.	82,045	3,359,743
Health Care REIT, Inc.	52,484	3,273,952
Host Hotels & Resorts, Inc.	134,657	2,379,389
Kimco Realty Corp.	73,557	1,484,380
The Macerich Co.	26,244	1,481,211
Plum Creek Timber Co., Inc.	29,133	1,364,298
Prologis, Inc.	90,075	3,388,622
Public Storage	26,100	4,190,355
Simon Property Group, Inc.	56,135	8,320,891
Ventas, Inc.	52,916	3,254,334
Vornado Realty Trust	31,658	2,661,172
Weyerhaeuser Co.	106,768	3,056,768

		53,181,331

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	85,530	774,047
People’s United Financial, Inc.	57,890	832,458

		1,606,505

		432,234,928

Industrial — 10.4%
Aerospace & Defense — 2.0%
The Boeing Co.	125,394	14,733,795
General Dynamics Corp.	59,893	5,241,835
L-3 Communications Holdings, Inc.	16,207	1,531,562
Lockheed Martin Corp.	48,602	6,199,185
Northrop Grumman Corp.	41,529	3,956,053
Raytheon Co.	58,592	4,515,685
Rockwell Collins, Inc.	24,521	1,663,995
United Technologies Corp.	152,626	16,456,135

		54,298,245

Building Materials — 0.1%
Masco Corp.	63,053	1,341,768

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	44,400	2,043,288
Emerson Electric Co.	128,666	8,324,690
Molex, Inc.	24,254	934,264

		11,302,242

Electronics — 0.5%
Agilent Technologies, Inc.	60,003	3,075,154
Amphenol Corp. Class A	28,820	2,230,092
FLIR Systems, Inc.	26,708	838,631
Garmin Ltd.	22,313	1,008,324
Jabil Circuit, Inc.	32,571	706,139
PerkinElmer, Inc.	20,397	769,987

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	74,927	$3,879,720
Waters Corp. (a)	15,385	1,634,041

		14,142,088

Engineering & Construction — 0.1%
Fluor Corp.	29,513	2,094,243
Jacobs Engineering Group, Inc. (a)	23,690	1,378,284

		3,472,527

Environmental Controls — 0.3%
Republic Services, Inc.	49,107	1,638,210
Stericycle, Inc. (a)	15,620	1,802,548
Waste Management, Inc.	79,412	3,274,951

		6,715,709

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,399	1,034,701
Stanley Black & Decker, Inc.	29,274	2,651,346

		3,686,047

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	115,077	9,593,969
Ingersoll-Rand PLC	49,038	3,184,528
Joy Global, Inc.	18,848	962,002

		13,740,499

Machinery – Diversified — 0.6%
Cummins, Inc.	31,269	4,154,712
Deere & Co.	69,147	5,627,874
Flowserve Corp.	25,967	1,620,081
Rockwell Automation, Inc.	25,226	2,697,669
Roper Industries, Inc.	17,897	2,377,974
Xylem, Inc.	32,500	907,725

		17,386,035

Manufacturing — 3.8%
3M Co.	117,568	14,038,795
Danaher Corp.	108,247	7,503,682
Dover Corp.	30,945	2,779,789
Eaton Corp. PLC	85,390	5,878,248
General Electric Co.	1,840,802	43,976,760
Honeywell International, Inc.	141,965	11,788,774
Illinois Tool Works, Inc.	73,866	5,633,760
Leggett & Platt, Inc.	25,868	779,920
Pall Corp.	20,689	1,593,880
Parker Hannifin Corp.	27,015	2,937,071
Pentair Ltd.	35,715	2,319,332
Textron, Inc.	51,290	1,416,117
Tyco International Ltd.	83,763	2,930,030

		103,576,158

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	26,400	5,999,136

Packaging & Containers — 0.1%
Ball Corp.	25,981	1,166,027
Bemis Co., Inc.	18,763	731,945

	Number of Shares	Value
Owens-Illinois, Inc. (a)	29,408	$882,828
Sealed Air Corp.	35,316	960,242

		3,741,042

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	28,595	1,703,118
CSX Corp.	184,649	4,752,865
Expeditors International of Washington, Inc.	37,103	1,634,758
FedEx Corp.	53,829	6,142,427
Kansas City Southern	19,914	2,177,795
Norfolk Southern Corp.	56,929	4,403,458
Ryder System, Inc.	9,098	543,151
Union Pacific Corp.	83,793	13,016,405
United Parcel Service, Inc. Class B	130,657	11,938,130

		46,312,107

		285,713,603

Technology — 11.4%
Computers — 5.8%
Accenture PLC Class A	116,320	8,565,805
Apple, Inc.	164,211	78,287,594
Cognizant Technology Solutions Corp. Class A (a)	54,426	4,469,463
Computer Sciences Corp.	27,112	1,402,775
Dell, Inc.	264,791	3,646,172
EMC Corp.	376,062	9,612,145
Hewlett-Packard Co.	348,074	7,302,593
International Business Machines Corp.	186,105	34,462,924
NetApp, Inc.	61,392	2,616,527
SanDisk Corp.	43,893	2,612,072
Seagate Technology PLC	55,774	2,439,555
Teradata Corp. (a)	29,485	1,634,648
Western Digital Corp.	38,391	2,433,989

		159,486,262

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	36,006	654,949
Xerox Corp.	209,301	2,153,708

		2,808,657

Semiconductors — 2.0%
Altera Corp.	57,871	2,150,486
Analog Devices, Inc.	55,728	2,622,002
Applied Materials, Inc.	216,933	3,805,005
Broadcom Corp. Class A	99,494	2,587,839
Intel Corp.	900,826	20,646,932
KLA-Tencor Corp.	29,694	1,806,880
Lam Research Corp. (a)	30,256	1,548,805
Linear Technology Corp.	41,661	1,652,275
LSI Corp.	98,954	773,820
Microchip Technology, Inc.	35,064	1,412,729
Micron Technology, Inc. (a)	185,903	3,247,725

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	104,417	$1,624,729
Teradyne, Inc. (a)	33,058	546,118
Texas Instruments, Inc.	200,268	8,064,792
Xilinx, Inc.	47,680	2,234,285

		54,724,422

Software — 3.5%
Adobe Systems, Inc. (a)	84,495	4,388,670
Autodesk, Inc. (a)	39,827	1,639,678
CA, Inc.	59,759	1,773,050
Cerner Corp. (a)	52,708	2,769,805
Citrix Systems, Inc. (a)	33,781	2,385,276
The Dun & Bradstreet Corp.	6,948	721,550
Electronic Arts, Inc. (a)	54,627	1,395,720
Fidelity National Information Services, Inc.	52,901	2,456,722
Fiserv, Inc. (a)	23,358	2,360,326
Intuit, Inc.	53,775	3,565,820
Microsoft Corp.	1,370,192	45,641,095
Oracle Corp.	644,629	21,382,344
Red Hat, Inc. (a)	34,226	1,579,188
Salesforce.com, Inc. (a)	99,360	5,157,778

		97,217,022

		314,236,363

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	110,088	1,463,070
Ameren Corp.	43,610	1,519,372
American Electric Power Co., Inc.	87,660	3,800,061
CenterPoint Energy, Inc.	77,465	1,856,836
CMS Energy Corp.	47,325	1,245,594
Consolidated Edison, Inc.	52,938	2,919,001
Dominion Resources, Inc.	104,406	6,523,287
DTE Energy Co.	31,515	2,079,360
Duke Energy Corp.	127,411	8,508,507
Edison International	58,811	2,708,835
Entergy Corp.	32,141	2,030,990
Exelon Corp.	154,418	4,576,950
FirstEnergy Corp.	75,458	2,750,444
Integrys Energy Group, Inc.	14,054	785,478
NextEra Energy, Inc.	76,681	6,146,749
Northeast Utilities	56,667	2,337,514
NRG Energy, Inc.	58,353	1,594,787
Pepco Holdings, Inc.	45,347	837,106
PG&E Corp.	81,596	3,338,908
Pinnacle West Capital Corp.	19,769	1,082,155
PPL Corp.	114,358	3,474,196
Public Service Enterprise Group, Inc.	91,455	3,011,613
SCANA Corp.	24,587	1,131,985
The Southern Co.	159,079	6,550,873
TECO Energy, Inc.	38,330	633,978
Wisconsin Energy Corp.	41,708	1,684,169

	Number of Shares	Value
Xcel Energy, Inc.	90,018	$2,485,397

		77,077,215

Gas — 0.2%
AGL Resources, Inc.	20,709	953,235
NiSource, Inc.	56,505	1,745,440
Sempra Energy	41,540	3,555,824

		6,254,499

		83,331,714

TOTAL COMMON STOCK (Cost $1,833,498,908)		2,703,379,031

TOTAL EQUITIES (Cost $1,833,498,908)		2,703,379,031

TOTAL LONG-TERM INVESTMENTS (Cost $1,833,498,908)		2,703,379,031

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$32,792,334	32,792,334

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	8,557	8,557

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/17/13	4,765,000	4,764,828

TOTAL SHORT-TERM INVESTMENTS (Cost $37,565,719)		37,565,719

TOTAL INVESTMENTS — 99.7% (Cost $1,871,064,627) (d)		2,740,944,750

Other Assets/(Liabilities) — 0.3%		8,401,642

NET ASSETS — 100.0%		$2,749,346,392

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index® Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $32,792,344. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 8/15/29 – 1/01/32, and an aggregate market value, including accrued interest, of $33,449,037.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund — Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.1%

COMMON STOCK — 94.1%
Consumer, Cyclical — 35.0%
Auto Manufacturers — 5.9%
General Motors Co. (a)	1,378,000	$49,566,660

Automotive & Parts — 4.9%
Delphi Automotive PLC	706,500	41,273,730

Entertainment — 5.0%
Penn National Gaming, Inc. (a)	763,000	42,239,680

Lodging — 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	592,000	39,338,400

Retail — 11.5%
CarMax, Inc. (a)	325,000	15,752,750
Family Dollar Stores, Inc.	670,000	48,253,400
Tiffany & Co.	428,000	32,793,360

		96,799,510

Textiles — 3.1%
Fifth & Pacific Cos., Inc. (a)	1,039,500	26,122,635

		295,340,615

Consumer, Non-cyclical — 4.9%
Commercial Services — 4.9%
Visa, Inc. Class A	218,000	41,659,800

Energy — 9.2%
Oil & Gas Services — 9.2%
Dresser-Rand Group, Inc. (a)	500,500	31,231,200
National Oilwell Varco, Inc.	592,500	46,280,175

		77,511,375

Financial — 21.3%
Banks — 5.9%
Wells Fargo & Co.	1,194,800	49,369,136

Diversified Financial — 9.8%
Franklin Resources, Inc.	846,000	42,765,300
JP Morgan Chase & Co.	779,000	40,266,510

		83,031,810

Insurance — 5.6%
American International Group, Inc.	964,000	46,879,320

		179,280,266

Industrial — 8.1%
Aerospace & Defense — 3.7%
Triumph Group, Inc.	444,000	31,177,680

Manufacturing — 4.4%
Illinois Tool Works, Inc.	488,000	37,219,760

		68,397,440

	Number of Shares	Value
Technology — 15.6%
Semiconductors — 11.4%
Applied Materials, Inc.	2,975,000	$52,181,500
Intel Corp.	1,918,000	43,960,560

		96,142,060

Software — 4.2%
Oracle Corp.	1,055,000	34,994,350

		131,136,410

TOTAL COMMON STOCK (Cost $536,260,517)		793,325,906

TOTAL EQUITIES (Cost $536,260,517)		793,325,906

TOTAL LONG-TERM INVESTMENTS (Cost $536,260,517)		793,325,906

	Principal Amount
SHORT-TERM INVESTMENTS — 6.1%
Repurchase Agreement — 6.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$51,690,118	51,690,118

TOTAL SHORT-TERM INVESTMENTS (Cost $51,690,118)		51,690,118

TOTAL INVESTMENTS — 100.2% (Cost $587,950,635) (c)		845,016,024
Other Assets/(Liabilities) — (0.2)%		(1,559,968)

NET ASSETS — 100.0%		$843,456,056

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $51,690,132. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $52,726,950.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 1.6%
Chemicals — 1.5%
Monsanto Co.	11,552	$1,205,683
The Sherwin-Williams Co.	3,218	586,255

		1,791,938

Mining — 0.1%
Allied Nevada Gold Corp. (a) (b)	15,569	65,078

		1,857,016

Communications — 20.8%
Advertising — 1.1%
Omnicom Group, Inc.	18,827	1,194,385

Internet — 9.8%
Akamai Technologies, Inc. (a)	10,020	518,034
Amazon.com, Inc. (a)	2,092	654,043
eBay, Inc. (a)	16,961	946,254
Facebook, Inc. Class A (a)	24,942	1,253,086
Google, Inc. Class A (a)	3,920	3,433,567
IAC/InterActiveCorp	26,073	1,425,411
LinkedIn Corp. (a)	2,174	534,935
Priceline.com, Inc. (a)	1,012	1,023,081
Yahoo!, Inc. (a)	42,137	1,397,263

		11,185,674

Media — 3.9%
Comcast Corp. Class A	38,958	1,758,954
Scripps Networks Interactive Class A	8,424	657,998
Sirius XM Radio, Inc.	235,831	912,666
Twenty-First Century Fox Class A	31,606	1,058,801

		4,388,419

Telecommunications — 6.0%
Cisco Systems, Inc.	208,465	4,882,251
Juniper Networks, Inc. (a)	25,084	498,168
QUALCOMM, Inc.	8,372	563,938
Verizon Communications, Inc.	20,194	942,252

		6,886,609

		23,655,087

Consumer, Cyclical — 18.3%
Apparel — 0.8%
Nike, Inc. Class B	13,156	955,652

Auto Manufacturers — 0.9%
Ford Motor Co.	58,738	990,910

Home Builders — 0.2%
PulteGroup, Inc.	14,097	232,600

Lodging — 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	15,935	1,058,881

	Number of Shares	Value
Wyndham Worldwide Corp.	16,251	$990,823
Wynn Resorts Ltd.	4,525	714,995

		2,764,699

Retail — 14.0%
The Buckle, Inc. (b)	12,507	676,003
Chipotle Mexican Grill, Inc. (a)	2,050	878,835
Costco Wholesale Corp.	11,750	1,352,660
CVS Caremark Corp.	17,004	964,977
Dollar Tree, Inc. (a)	17,053	974,750
Five Below, Inc. (a)	7,288	318,850
The Gap, Inc.	17,622	709,814
The Home Depot, Inc.	30,440	2,308,874
Lowe’s Cos., Inc.	53,523	2,548,230
Lululemon Athletica, Inc. (a) (b)	6,648	485,902
O’Reilly Automotive, Inc. (a)	12,386	1,580,330
PetSmart, Inc.	11,050	842,673
The TJX Cos., Inc.	20,245	1,141,616
Wal-Mart Stores, Inc.	16,025	1,185,209

		15,968,723

		20,912,584

Consumer, Non-cyclical — 20.9%
Beverages — 1.3%
Anheuser-Busch InBev NV Sponsored ADR (Belgium) (b)	9,244	917,005
Green Mountain Coffee Roasters, Inc. (a) (b)	8,446	636,237

		1,553,242

Biotechnology — 5.0%
Amgen, Inc.	24,067	2,694,060
Biogen Idec, Inc. (a)	4,654	1,120,497
Celgene Corp. (a)	12,689	1,953,218

		5,767,775

Commercial Services — 5.1%
The ADT Corp.	10,726	436,119
Alliance Data Systems Corp. (a)	3,984	842,497
Hertz Global Holdings, Inc. (a)	27,871	617,621
ITT Educational Services, Inc. (a)	3,479	107,849
McKesson Corp.	9,877	1,267,219
Paychex, Inc.	15,722	638,942
Visa, Inc. Class A	9,783	1,869,531

		5,779,778

Health Care – Products — 4.6%
Becton, Dickinson & Co.	7,311	731,246
Bruker Corp. (a)	10,912	225,333
C.R. Bard, Inc.	7,210	830,592
Johnson & Johnson	8,622	747,441
Medtronic, Inc.	29,024	1,545,528
Zimmer Holdings, Inc.	13,960	1,146,675

		5,226,815

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 0.7%
Aetna, Inc.	12,225	$782,644

Pharmaceuticals — 4.2%
Eli Lilly & Co.	27,851	1,401,741
Express Scripts Holding Co. (a)	14,513	896,613
Gilead Sciences, Inc. (a)	23,408	1,470,959
Merck & Co., Inc.	20,820	991,240

		4,760,553

		23,870,807

Energy — 2.3%
Oil & Gas — 0.6%
Valero Energy Corp.	19,310	659,436

Oil & Gas Services — 1.7%
National Oilwell Varco, Inc.	7,376	576,139
Oceaneering International, Inc.	10,224	830,598
Transocean Ltd.	12,187	542,322

		1,949,059

		2,608,495

Financial — 3.9%
Banks — 1.3%
Bank of America Corp.	105,900	1,461,420

Diversified Financial — 2.6%
American Express Co.	20,949	1,582,069
IntercontinentalExchange, Inc. (a)	3,382	613,562
JP Morgan Chase & Co.	14,411	744,905

		2,940,536

		4,401,956

Industrial — 12.4%
Aerospace & Defense — 4.1%
The Boeing Co.	21,301	2,502,867
United Technologies Corp.	20,472	2,207,291

		4,710,158

Machinery – Diversified — 0.1%
Rockwell Automation, Inc.	1,486	158,913

Manufacturing — 7.5%
3M Co.	16,432	1,962,145
Danaher Corp.	22,559	1,563,790
Dover Corp.	11,704	1,051,370
Honeywell International, Inc.	19,912	1,653,493
Illinois Tool Works, Inc.	7,341	559,898
Parker Hannifin Corp.	11,495	1,249,736
Tyco International Ltd.	14,925	522,077

		8,562,509

Transportation — 0.7%
United Parcel Service, Inc. Class B	8,280	756,544

		14,188,124

Technology — 19.9%
Computers — 5.9%
Apple, Inc.	4,523	2,156,340

	Number of Shares	Value
NetApp, Inc.	64,382	$2,743,961
SanDisk Corp.	17,752	1,056,421
Western Digital Corp.	11,377	721,302

		6,678,024

Internet — 1.3%
Check Point Software Technologies Ltd. (a)	25,544	1,444,769

Semiconductors — 4.6%
Altera Corp.	53,372	1,983,304
Broadcom Corp. Class A	29,921	778,245
Microchip Technology, Inc. (b)	27,329	1,101,085
Xilinx, Inc.	29,967	1,404,254

		5,266,888

Software — 8.1%
Informatica Corp. (a)	7,582	295,470
Intuit, Inc.	8,087	536,249
Microsoft Corp.	141,900	4,726,689
NetSuite, Inc. (a)	5,637	608,458
Oracle Corp.	72,478	2,404,095
Salesforce.com, Inc. (a)	11,103	576,357
Splunk, Inc. (a)	1,658	99,546

		9,246,864

		22,636,545

TOTAL COMMON STOCK (Cost $94,054,299)		114,130,614

TOTAL EQUITIES (Cost $94,054,299)		114,130,614

MUTUAL FUNDS — 3.1%
Diversified Financial — 3.1%
State Street Navigator Securities Lending Prime Portfolio (c)	3,582,279	3,582,279

TOTAL MUTUAL FUNDS (Cost $3,582,279)		3,582,279

TOTAL LONG-TERM INVESTMENTS (Cost $97,636,578)		117,712,893

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$114,235	114,235

TOTAL SHORT-TERM INVESTMENTS (Cost $114,235)		114,235

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 103.3% (Cost $97,750,813) (e)	$117,827,128

Other Assets/(Liabilities) — (3.3)%	(3,777,910)

NET ASSETS — 100.0%	$114,049,218

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $3,500,208. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $114,235. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $119,374.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 4.5%
Chemicals — 4.5%
Ecolab, Inc.	116,600	$11,515,416
FMC Corp.	24,500	1,757,140
Monsanto Co.	59,400	6,199,578
Praxair, Inc.	107,200	12,886,512
The Sherwin-Williams Co.	72,300	13,171,614

		45,530,260

Communications — 24.2%
Internet — 20.5%
Akamai Technologies, Inc. (a)	76,700	3,965,390
Amazon.com, Inc. (a)	148,900	46,552,096
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	78,800	12,228,184
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	28,500	1,665,255
eBay, Inc. (a)	320,800	17,897,432
Facebook, Inc. Class A (a)	316,621	15,907,039
Google, Inc. Class A (a)	59,600	52,204,236
LinkedIn Corp. (a)	35,800	8,808,948
NAVER Corp.	717	371,948
Netflix, Inc. (a)	15,700	4,854,597
Priceline.com, Inc. (a)	33,200	33,563,540
Tencent Holdings Ltd.	146,200	7,679,443
TripAdvisor, Inc. (a)	19,300	1,463,712

		207,161,820

Media — 2.1%
Discovery Communications, Inc. Series C (a)	170,900	13,350,708
Liberty Global PLC Series A (a)	3,000	238,050
Twenty-First Century Fox Class A	117,600	3,939,600
The Walt Disney Co.	52,300	3,372,827

		20,901,185

Telecommunications — 1.6%
Juniper Networks, Inc. (a)	15,600	309,816
QUALCOMM, Inc.	209,900	14,138,864
Softbank Corp.	23,600	1,640,138

		16,088,818

		244,151,823

Consumer, Cyclical — 17.5%
Airlines — 0.3%
Delta Air Lines, Inc.	126,100	2,974,699

Apparel — 1.0%
Nike, Inc. Class B	73,700	5,353,568
Ralph Lauren Corp.	27,500	4,530,075
VF Corp.	3,400	676,770

		10,560,413

	Number of Shares	Value
Auto Manufacturers — 0.6%
Tesla Motors, Inc. (a)	30,000	$5,802,600

Distribution & Wholesale — 1.6%
Fastenal Co.	140,700	7,070,175
Fossil Group, Inc. (a)	56,000	6,509,440
W.W. Grainger, Inc.	9,900	2,590,929

		16,170,544

Home Builders — 0.1%
D.R. Horton, Inc.	6,000	116,580
Lennar Corp. Class A	11,200	396,480

		513,060

Leisure Time — 0.7%
Carnival Corp.	15,200	496,128
Harley-Davidson, Inc.	99,300	6,379,032

		6,875,160

Lodging — 3.1%
Las Vegas Sands Corp.	237,800	15,794,676
Marriott International, Inc. Class A	64,290	2,704,037
Starwood Hotels & Resorts Worldwide, Inc.	145,800	9,688,410
Wynn Macau Ltd.	194,000	663,040
Wynn Resorts Ltd.	18,000	2,844,180

		31,694,343

Retail — 10.1%
Chipotle Mexican Grill, Inc. (a)	23,600	10,117,320
Costco Wholesale Corp.	36,300	4,178,856
CVS Caremark Corp.	69,600	3,949,800
Dollar Tree, Inc. (a)	78,100	4,464,196
The Home Depot, Inc.	123,600	9,375,060
L Brands, Inc.	104,400	6,378,840
Lowe’s Cos., Inc.	184,600	8,788,806
Lululemon Athletica, Inc. (a)	67,300	4,918,957
Michael Kors Holdings Ltd. (a)	28,000	2,086,560
O’Reilly Automotive, Inc. (a)	77,700	9,913,743
PVH Corp.	52,500	6,231,225
Ross Stores, Inc.	73,300	5,336,240
Starbucks Corp.	276,500	21,282,205
Tiffany & Co.	16,500	1,264,230
Tractor Supply Co.	47,000	3,156,990

		101,443,028

		176,033,847

Consumer, Non-cyclical — 22.4%
Beverages — 1.2%
The Coca-Cola Co.	1,700	64,396
Constellation Brands, Inc. Class A (a)	10,500	602,700
Green Mountain Coffee Roasters, Inc. (a)	88,400	6,659,172
Monster Beverage Corp. (a)	28,800	1,504,800

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	39,500	$3,140,250

		11,971,318

Biotechnology — 5.8%
Alexion Pharmaceuticals, Inc. (a)	82,800	9,618,048
Biogen Idec, Inc. (a)	82,800	19,934,928
Celgene Corp. (a)	125,900	19,379,787
Regeneron Pharmaceuticals, Inc. (a)	30,500	9,542,535
Vertex Pharmaceuticals, Inc. (a)	1,400	106,148

		58,581,446

Commercial Services — 7.4%
Alliance Data Systems Corp. (a)	25,400	5,371,338
MasterCard, Inc. Class A	48,000	32,293,440
McKesson Corp.	139,000	17,833,700
Verisk Analytics, Inc. Class A (a)	1,900	123,424
Visa, Inc. Class A	102,600	19,606,860

		75,228,762

Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	52,700	3,983,593

Foods — 1.0%
The Kroger Co.	21,500	867,310
Whole Foods Market, Inc.	151,700	8,874,450

		9,741,760

Health Care – Products — 0.6%
Baxter International, Inc.	4,000	262,760
Becton, Dickinson & Co.	4,600	460,092
Covidien PLC	39,400	2,401,036
Edwards Lifesciences Corp. (a)	2,200	153,186
Henry Schein, Inc. (a)	3,600	373,320
Stryker Corp.	42,800	2,892,852

		6,543,246

Health Care – Services — 1.7%
Aetna, Inc.	27,700	1,773,354
Thermo Fisher Scientific, Inc.	112,100	10,330,015
UnitedHealth Group, Inc.	69,000	4,941,090

		17,044,459

Pharmaceuticals — 4.3%
Allergan, Inc.	18,280	1,653,426
AmerisourceBergen Corp.	1,800	109,980
Express Scripts Holding Co. (a)	95,600	5,906,168
Gilead Sciences, Inc. (a)	465,500	29,252,020
Perrigo Co.	9,100	1,122,758
Pharmacyclics, Inc. (a)	6,700	927,414
Valeant Pharmaceuticals International, Inc. (a)	40,100	4,183,633

		43,155,399

		226,249,983

Energy — 4.5%
Oil & Gas — 3.5%
Concho Resources, Inc. (a)	32,800	3,568,968

	Number of Shares	Value
EOG Resources, Inc.	29,300	$4,959,904
EQT Corp.	72,800	6,458,816
Pioneer Natural Resources Co.	71,400	13,480,320
Range Resources Corp.	96,500	7,323,385

		35,791,393

Oil & Gas Services — 1.0%
Cameron International Corp. (a)	8,700	507,819
FMC Technologies, Inc. (a)	9,900	548,658
Schlumberger Ltd.	98,800	8,729,968

		9,786,445

		45,577,838

Financial — 9.5%
Banks — 1.3%
Northern Trust Corp.	38,700	2,104,893
State Street Corp.	128,600	8,455,450
U.S. Bancorp	75,400	2,758,132

		13,318,475

Diversified Financial — 6.1%
American Express Co.	149,500	11,290,240
Ameriprise Financial, Inc.	39,000	3,552,120
Citigroup, Inc.	113,900	5,525,289
Franklin Resources, Inc.	211,800	10,706,490
The Goldman Sachs Group, Inc.	5,000	791,050
IntercontinentalExchange, Inc. (a)	29,200	5,297,464
Invesco Ltd.	341,800	10,903,420
JP Morgan Chase & Co.	36,500	1,886,685
Morgan Stanley	250,700	6,756,365
TD Ameritrade Holding Corp.	166,000	4,345,880

		61,055,003

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	55,900	2,434,445

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	249,900	18,525,087

		95,333,010

Industrial — 12.1%
Aerospace & Defense — 2.2%
The Boeing Co.	136,900	16,085,750
United Technologies Corp.	60,300	6,501,546

		22,587,296

Electronics — 0.0%
Trimble Navigation Ltd. (a)	7,800	231,738

Machinery – Diversified — 0.8%
Flowserve Corp.	24,400	1,522,316
Roper Industries, Inc.	40,600	5,394,522
Wabtec Corp.	15,300	961,911

		7,878,749

Manufacturing — 3.7%
3M Co.	8,900	1,062,749
Danaher Corp.	417,100	28,913,372

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	82,900	$6,884,016

		36,860,137

Metal Fabricate & Hardware — 2.0%
Precision Castparts Corp.	90,900	20,656,116

Transportation — 3.4%
FedEx Corp.	43,400	4,952,374
J.B. Hunt Transport Services, Inc.	20,400	1,487,772
Kansas City Southern	68,200	7,458,352
Union Pacific Corp.	92,300	14,337,882
United Continental Holdings, Inc. (a)	191,500	5,880,965

		34,117,345

		122,331,381

Technology — 4.8%
Computers — 2.5%
Accenture PLC Class A	30,100	2,216,564
Apple, Inc.	23,300	11,108,275
Cognizant Technology Solutions Corp. Class A (a)	105,200	8,639,024
IHS, Inc. Class A (a)	25,500	2,911,590

		24,875,453

Semiconductors — 0.1%
Xilinx, Inc.	15,200	712,272

Software — 2.2%
Autodesk, Inc. (a)	5,400	222,318
Citrix Systems, Inc. (a)	1,400	98,854
Fiserv, Inc. (a)	52,600	5,315,230
Intuit, Inc.	1,200	79,572
Red Hat, Inc. (a)	100,100	4,618,614
Salesforce.com, Inc. (a)	232,600	12,074,266

		22,408,854

		47,996,579

TOTAL COMMON STOCK (Cost $694,513,573)		1,003,204,721

TOTAL EQUITIES (Cost $694,513,573)		1,003,204,721

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,604	1,604

TOTAL MUTUAL FUNDS (Cost $1,604)		1,604

TOTAL LONG-TERM INVESTMENTS (Cost $694,515,177)		1,003,206,325

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$6,852,306	$6,852,306

TOTAL SHORT-TERM INVESTMENTS (Cost $6,852,306)		6,852,306

TOTAL INVESTMENTS — 100.2% (Cost $701,367,483) (c)		1,010,058,631

Other Assets/(Liabilities) — (0.2)%		(2,219,518)

NET ASSETS — 100.0%		$1,007,839,113

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,852,308. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/01/32, and an aggregate market value, including accrued interest, of $6,990,026.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 2.4%
Chemicals — 2.4%
Monsanto Co.	100,659	$10,505,780
Syngenta AG Sponsored ADR (Switzerland)	94,250	7,662,525

		18,168,305

Communications — 28.1%
Internet — 23.7%
Amazon.com, Inc. (a)	88,000	27,512,320
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	145,400	22,563,172
eBay, Inc. (a)	199,975	11,156,605
Facebook, Inc. Class A (a)	377,000	18,940,480
Google, Inc. Class A (a)	45,950	40,248,064
Liberty Interactive Corp. Class A (a)	629,750	14,780,233
LinkedIn Corp. (a)	15,259	3,754,630
Priceline.com, Inc. (a)	34,725	35,105,239
VeriSign, Inc. (a)	156,125	7,945,201

		182,005,944

Telecommunications — 4.4%
Crown Castle International Corp. (a)	232,800	17,001,384
QUALCOMM, Inc.	246,500	16,604,240

		33,605,624

		215,611,568

Consumer, Cyclical — 13.6%
Apparel — 3.2%
Nike, Inc. Class B	337,775	24,535,976

Lodging — 1.4%
Las Vegas Sands Corp.	166,900	11,085,498

Retail — 9.0%
Chipotle Mexican Grill, Inc. (a)	37,700	16,161,990
L Brands, Inc.	200,125	12,227,637
Sally Beauty Holdings, Inc. (a)	173,350	4,534,836
Starbucks Corp.	112,400	8,651,428
Ulta Salon Cosmetics & Fragrance, Inc. (a)	101,700	12,149,082
Walgreen Co.	284,300	15,295,340

		69,020,313

		104,641,787

Consumer, Non-cyclical — 23.1%
Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc. (a)	102,000	11,848,320
Biogen Idec, Inc. (a)	51,800	12,471,368
Celgene Corp. (a)	118,500	18,240,705
Regeneron Pharmaceuticals, Inc. (a)	42,800	13,390,836

		55,951,229

	Number of Shares	Value
Commercial Services — 9.2%
MasterCard, Inc. Class A	29,675	$19,964,747
Visa, Inc. Class A	266,500	50,928,150

		70,892,897

Health Care – Products — 0.9%
Intuitive Surgical, Inc. (a)	18,300	6,885,741

Pharmaceuticals — 5.7%
Allergan, Inc.	240,775	21,778,099
BioMarin Pharmaceutical, Inc. (a)	92,300	6,665,906
Novo Nordisk A/S Sponsored ADR (Denmark)	52,325	8,854,436
Perrigo Co.	53,550	6,606,999

		43,905,440

		177,635,307

Energy — 10.2%
Oil & Gas — 4.1%
EOG Resources, Inc.	134,975	22,848,568
Southwestern Energy Co. (a)	242,700	8,829,426

		31,677,994

Oil & Gas Services — 4.2%
FMC Technologies, Inc. (a)	160,200	8,878,284
National Oilwell Varco, Inc.	111,000	8,670,210
Schlumberger Ltd.	166,000	14,667,760

		32,216,254

Pipelines — 1.9%
Kinder Morgan, Inc.	414,207	14,733,343

		78,627,591

Financial — 4.5%
Diversified Financial — 3.0%
The Charles Schwab Corp.	167,800	3,547,292
CME Group, Inc.	110,300	8,148,964
IntercontinentalExchange, Inc. (a)	63,400	11,502,028

		23,198,284

Insurance — 1.5%
The Progressive Corp.	403,275	10,981,178

		34,179,462

Technology — 17.8%
Computers — 2.2%
Apple, Inc.	16,800	8,009,400
Teradata Corp. (a)	153,400	8,504,496

		16,513,896

Semiconductors — 3.8%
ARM Holdings PLC Sponsored ADR (United Kingdom)	264,000	12,703,680
ASML Holding NV	166,500	16,443,540

		29,147,220

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 11.8%
Adobe Systems, Inc. (a)	324,000	$16,828,560
Athenahealth, Inc. (a) (b)	44,900	4,874,344
Cerner Corp. (a)	192,000	10,089,600
Intuit, Inc.	161,975	10,740,562
Microsoft Corp.	350,400	11,671,824
Salesforce.com, Inc. (a)	527,000	27,356,570
Splunk, Inc. (a)	109,700	6,586,388
VeriFone Systems, Inc. (a)	121,425	2,775,776

		90,923,624

		136,584,740

TOTAL COMMON STOCK (Cost $516,960,241)		765,448,760

TOTAL EQUITIES (Cost $516,960,241)		765,448,760

WARRANTS — 0.1%
Utilities — 0.1%
Pipelines — 0.1%
Kinder Morgan, Inc., Expires 5/25/17 Strike 40.00 (United States) (a)	122,318	607,920

TOTAL WARRANTS (Cost $258,020)		607,920

MUTUAL FUNDS — 0.1%
Diversified Financial — 0.1%
State Street Naviagtor Securities Lending Prime Portfolio (c)	621,600	621,600

TOTAL MUTUAL FUNDS (Cost $621,600)		621,600

TOTAL LONG-TERM INVESTMENTS (Cost $517,839,861)		766,678,280

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%,due 10/01/13 (d)	$2,695,229	2,695,229

TOTAL SHORT-TERM INVESTMENTS (Cost $2,695,229)		2,695,229

Value

TOTAL INVESTMENTS — 100.2% (Cost $520,535,090) (e)	$769,373,509

Other Assets/(Liabilities) — (0.2)%	(1,727,605)

NET ASSETS — 100.0%	$767,645,904

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $608,059. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,695,230. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 1/01/32, and an aggregate market value, including accrued interest, of $2,749,902.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 5.1%
Chemicals — 1.8%
Eastman Chemical Co.	23,025	$1,793,647
Huntsman Corp.	44,050	907,871

		2,701,518

Forest Products & Paper — 0.6%
International Paper Co.	21,000	940,800

Iron & Steel — 1.7%
Gerdau SA Sponsored ADR (Brazil)	204,375	1,524,638
Reliance Steel & Aluminum Co.	13,500	989,145

		2,513,783

Mining — 1.0%
Yamana Gold, Inc.	57,400	596,960
Barrick Gold Corp.	42,800	796,936

		1,393,896

		7,549,997

Communications — 3.1%
Internet — 1.0%
Web.com Group, Inc. (a)	45,600	1,474,704

Media — 0.7%
Gannett Co., Inc.	36,600	980,514

Telecommunications — 1.4%
Amdocs Ltd.	26,300	963,632
Finisar Corp. (a)	51,100	1,156,393

		2,120,025

		4,575,243

Consumer, Cyclical — 11.9%
Airlines — 0.9%
Delta Air Lines, Inc.	59,125	1,394,759

Automotive & Parts — 1.9%
Lear Corp.	20,450	1,463,606
Magna International, Inc. Class A	16,800	1,387,008

		2,850,614

Entertainment — 0.5%
International Game Technology	38,975	737,797

Home Builders — 1.1%
The Ryland Group, Inc.	38,725	1,569,912

Home Furnishing — 1.2%
Whirlpool Corp.	12,100	1,771,924

Housewares — 0.3%
Newell Rubbermaid, Inc.	18,600	511,500

Lodging — 1.0%
MGM Resorts International (a)	75,200	1,537,088

	Number of Shares	Value
Retail — 3.0%
Best Buy Co., Inc.	38,625	$1,448,437
Dillard’s, Inc. Class A	8,750	685,125
The Gap, Inc.	22,600	910,328
Rite Aid Corp. (a)	209,225	995,911
Staples, Inc.	30,000	439,500

		4,479,301

Textiles — 1.3%
Mohawk Industries, Inc. (a)	14,235	1,854,109

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	23,900	1,000,454

		17,707,458

Consumer, Non-cyclical — 15.3%
Agriculture — 1.0%
Lorillard, Inc.	33,625	1,505,728

Biotechnology — 0.5%
Myriad Genetics, Inc. (a)	27,525	646,838

Commercial Services — 2.6%
Manpower, Inc.	25,175	1,831,229
McKesson Corp.	7,800	1,000,740
Towers Watson & Co. Class A	10,060	1,076,018

		3,907,987

Foods — 3.4%
ConAgra Foods, Inc.	27,600	837,384
Ingredion, Inc.	14,900	985,933
The Kroger Co.	36,275	1,463,333
SUPERVALU, Inc. (a)	88,850	731,236
Tyson Foods, Inc. Class A	38,425	1,086,659

		5,104,545

Health Care – Products — 2.7%
Boston Scientific Corp. (a)	83,075	975,300
C.R. Bard, Inc.	4,300	495,360
St. Jude Medical, Inc.	28,825	1,546,173
Zimmer Holdings, Inc.	12,100	993,894

		4,010,727

Health Care – Services — 1.7%
Aetna, Inc.	27,925	1,787,758
Cigna Corp.	6,500	499,590
ICON PLC (a)	6,775	277,301

		2,564,649

Household Products — 0.7%
Avery Dennison Corp.	22,800	992,256

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	25,375	1,323,306
Jazz Pharmaceuticals Plc (a)	8,600	790,942
Omnicare, Inc.	34,050	1,889,775

		4,004,023

		22,736,753

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 8.4%
Coal — 1.0%
Peabody Energy Corp.	86,600	$1,493,850

Oil & Gas — 7.4%
Chesapeake Energy Corp.	108,975	2,820,273
Cimarex Energy Co.	12,400	1,195,360
Ensco PLC Class A	8,800	473,000
Helmerich & Payne, Inc.	7,400	510,230
Hess Corp.	12,450	962,883
Marathon Petroleum Corp.	6,500	418,080
Murphy Oil Corp.	14,600	880,672
Murphy USA, Inc. (a)	3,650	147,424
Newfield Exploration Co. (a)	31,775	869,682
Tesoro Corp.	24,125	1,061,017
Whiting Petroleum Corp. (a)	28,875	1,728,169

		11,066,790

		12,560,640

Financial — 27.1%
Banks — 5.5%
BB&T Corp.	28,500	961,875
Fifth Third Bancorp	95,950	1,730,938
Huntington Bancshares, Inc.	157,025	1,297,027
PNC Financial Services Group, Inc.	13,500	978,075
Regions Financial Corp.	245,600	2,274,256
Zions Bancorp	32,900	902,118

		8,144,289

Diversified Financial — 4.8%
Ameriprise Financial, Inc.	11,000	1,001,880
CIT Group, Inc. (a)	11,275	549,882
Discover Financial Services	16,550	836,437
Evercore Partners, Inc. Class A	8,450	415,994
Invesco Ltd.	56,975	1,817,502
Nationstar Mortgage Holdings, Inc. (a)	26,375	1,483,066
SLM Corp.	39,400	981,060

		7,085,821

Insurance — 7.4%
The Allstate Corp.	31,150	1,574,632
Everest Re Group Ltd.	11,500	1,672,215
HCC Insurance Holdings, Inc.	23,925	1,048,394
ING US, Inc.	28,400	829,564
Lincoln National Corp.	38,350	1,610,316
Reinsurance Group of America, Inc. Class A	14,700	984,753
Unum Group	33,475	1,018,979
Validus Holdings Ltd.	59,950	2,216,951

		10,955,804

Real Estate — 1.1%
CBRE Group, Inc. (a)	72,025	1,665,938

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 8.3%
Annaly Capital Management, Inc.	6,400	$74,112
BioMed Realty Trust, Inc.	95,425	1,773,951
Brandywine Realty Trust	152,450	2,009,291
CBL & Associates Properties, Inc.	136,350	2,604,285
Hospitality Properties Trust	35,300	998,990
Kilroy Realty Corp.	42,175	2,106,641
Kimco Realty Corp.	23,100	466,158
Liberty Property Trust	67,525	2,403,890

		12,437,318

		40,289,170

Industrial — 11.7%
Aerospace & Defense — 0.7%
L-3 Communications Holdings, Inc.	10,400	982,800

Electrical Components & Equipment — 0.8%
Generac Holdings, Inc.	30,000	1,279,200

Electronics — 1.3%
Agilent Technologies, Inc.	9,900	507,375
Avnet, Inc.	33,800	1,409,798

		1,917,173

Engineering & Construction — 1.2%
AECOM Technology Corp. (a)	16,200	506,574
EMCOR Group, Inc.	31,425	1,229,660

		1,736,234

Environmental Controls — 0.7%
Republic Services, Inc.	29,500	984,120

Machinery – Construction & Mining — 0.4%
Terex Corp. (a)	18,075	607,320

Machinery – Diversified — 0.9%
AGCO Corp.	23,150	1,398,723

Manufacturing — 2.7%
Dover Corp.	17,800	1,598,974
Parker Hannifin Corp.	9,100	989,352
Trinity Industries, Inc.	31,650	1,435,327

		4,023,653

Packaging & Containers — 1.9%
Graphic Packaging Holding Co. (a)	201,425	1,724,198
Owens-Illinois, Inc. (a)	36,075	1,082,972

		2,807,170

Transportation — 1.1%
CSX Corp.	19,500	501,930
Swift Transportation Co. (a)	58,725	1,185,658

		1,687,588

		17,423,981

Technology — 7.5%
Office Equipment/Supplies — 1.7%
Xerox Corp.	242,450	2,494,811

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 5.1%
KLA-Tencor Corp.	8,300	$505,055
Lam Research Corp. (a)	28,425	1,455,076
Marvell Technology Group Ltd.	84,000	966,000
Micron Technology, Inc. (a)	97,200	1,698,084
NXP Semiconductor NV (a)	39,175	1,457,701
Skyworks Solutions, Inc. (a)	62,350	1,548,774

		7,630,690

Software — 0.7%
CA, Inc.	33,100	982,077

		11,107,578

Utilities — 8.6%
Electric — 6.3%
The AES Corp.	139,425	1,852,958
Ameren Corp.	38,925	1,356,147
Cleco Corp.	38,150	1,710,646
CMS Energy Corp.	65,650	1,727,908
NRG Energy, Inc.	32,225	880,709
PPL Corp.	32,000	972,160
SCANA Corp.	19,800	911,592

		9,412,120

Gas — 2.3%
AGL Resources, Inc.	21,300	980,439
Atmos Energy Corp.	45,500	1,937,845
NiSource, Inc.	18,200	562,198

		3,480,482

		12,892,602

TOTAL COMMON STOCK (Cost $126,653,778)		146,843,422

TOTAL EQUITIES (Cost $126,653,778)		146,843,422

TOTAL LONG-TERM INVESTMENTS (Cost $126,653,778)		146,843,422

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$2,460,755	2,460,755

TOTAL SHORT-TERM INVESTMENTS (Cost $2,460,755)		2,460,755

Value
TOTAL INVESTMENTS — 100.3% (Cost $129,114,533) (c)	$149,304,177

Other Assets/(Liabilities) — (0.3)%	(461,697)

NET ASSETS — 100.0%	$148,842,480

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,460,756. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 8/15/29, and an aggregate market value, including accrued interest, of $2,514,435.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.8%
Chemicals — 3.2%
Innospec, Inc.	19,400	$905,203
PolyOne Corp.	95,100	2,920,521
Sensient Technologies Corp.	16,400	785,396

		4,611,120

Forest Products & Paper — 0.6%
Deltic Timber Corp.	13,890	904,795

		5,515,915

Communications — 0.4%
Media — 0.4%
John Wiley & Sons, Inc. Class A	12,100	577,049

Consumer, Cyclical — 20.1%
Apparel — 0.9%
Ascena Retail Group, Inc. (a)	67,400	1,343,282

Auto Manufacturers — 2.2%
Oshkosh Corp. (a)	64,700	3,169,006

Automotive & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	125,900	2,482,748

Distribution & Wholesale — 1.9%
ScanSource, Inc. (a)	24,700	854,620
United Stationers, Inc.	41,930	1,823,955

		2,678,575

Home Furnishing — 1.7%
Whirlpool Corp.	17,000	2,489,480

Leisure Time — 1.5%
Brunswick Corp.	51,700	2,063,347

Office Furnishings — 1.0%
Herman Miller, Inc.	46,500	1,356,870

Retail — 6.5%
Advance Auto Parts, Inc.	17,470	1,444,419
Casey’s General Stores, Inc.	13,650	1,003,275
The Cato Corp. Class A	51,370	1,437,333
CEC Entertainment, Inc.	33,871	1,553,324
Fred’s, Inc. Class A	70,960	1,110,524
The Men’s Wearhouse, Inc.	61,000	2,077,050
Stage Stores, Inc.	37,130	712,896

		9,338,821

Storage & Warehousing — 1.5%
Mobile Mini, Inc. (a)	62,000	2,111,720

Textiles — 1.2%
G&K Services, Inc. Class A	27,300	1,648,647

		28,682,496

	Number of Shares	Value
Consumer, Non-cyclical — 13.7%
Biotechnology — 1.2%
Charles River Laboratories International, Inc. (a)	36,290	$1,678,775

Commercial Services — 4.4%
Aaron’s, Inc.	44,000	1,218,800
Corrections Corporation of America	27,408	946,946
Forrester Research, Inc.	30,180	1,109,417
Korn/Ferry International (a)	60,900	1,303,260
MAXIMUS, Inc.	17,730	798,559
Towers Watson & Co. Class A	8,210	878,142

		6,255,124

Foods — 0.4%
Post Holdings, Inc. (a)	13,260	535,306

Health Care – Products — 0.5%
Steris Corp.	18,600	799,056

Health Care – Services — 4.5%
AmSurg Corp. (a)	25,880	1,027,436
Covance, Inc. (a)	18,600	1,608,156
HealthSouth Corp.	76,600	2,641,168
ICON PLC (a)	27,130	1,110,431

		6,387,191

Household Products — 2.7%
Acco Brands Corp. (a)	134,710	894,475
Helen of Troy Ltd. (a)	18,720	827,424
The Scotts Miracle-Gro Co. Class A	40,100	2,206,703

		3,928,602

		19,584,054

Energy — 2.9%
Oil & Gas — 2.2%
Berry Petroleum Co. Class A	36,000	1,552,680
Diamondback Energy, Inc. (a)	19,170	817,409
Halcon Resources Corp. (a)	32,938	145,915
Whiting Petroleum Corp. (a)	8,900	532,665

		3,048,669

Oil & Gas Services — 0.7%
SEACOR Holdings, Inc.	11,500	1,040,060

		4,088,729

Financial — 16.3%
Banks — 7.4%
City National Corp.	34,300	2,286,438
First Midwest Bancorp, Inc.	71,400	1,078,854
Hancock Holding Co.	20,800	652,704
International Bancshares Corp.	49,040	1,060,735
MB Financial, Inc.	26,140	738,194
Northwest Bancshares, Inc.	79,020	1,044,645
Prosperity Bancshares, Inc.	35,900	2,220,056
Webster Financial Corp.	46,970	1,199,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Westamerica Bancorp.	5,210	$259,145

		10,539,915

Diversified Financial — 0.7%
Janus Capital Group, Inc.	116,200	988,862

Insurance — 4.6%
Alleghany Corp. (a)	3,288	1,346,929
Assured Guaranty Ltd.	35,560	666,750
Platinum Underwriters Holdings Ltd.	12,100	722,733
Primerica, Inc.	29,820	1,202,939
ProAssurance Corp.	15,660	705,640
Reinsurance Group of America, Inc. Class A	17,730	1,187,733
White Mountains Insurance Group Ltd.	1,320	749,258

		6,581,982

Investment Companies — 0.6%
Ares Capital Corp.	50,290	869,514

Real Estate Investment Trusts (REITS) — 2.5%
Campus Crest Communities, Inc.	86,030	929,124
DiamondRock Hospitality Co.	54,814	584,865
Education Realty Trust, Inc.	61,400	558,740
Mid-America Apartment Communities, Inc.	12,280	767,500
Summit Hotel Properties, Inc.	74,800	687,412

		3,527,641

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	73,850	765,825

		23,273,739

Industrial — 28.1%
Aerospace & Defense — 0.7%
Cubic Corp.	19,300	1,036,024

Building Materials — 3.3%
Comfort Systems USA, Inc.	64,500	1,084,245
Gibraltar Industries, Inc. (a)	59,806	852,833
Simpson Manufacturing Co., Inc.	38,000	1,237,660
Trex Co., Inc. (a)	31,200	1,545,336

		4,720,074

Electrical Components & Equipment — 3.0%
Belden, Inc.	41,760	2,674,728
Littelfuse, Inc.	20,200	1,580,044

		4,254,772

Electronics — 4.6%
Coherent, Inc.	11,640	715,278
Faro Technologies, Inc. (a)	22,700	957,259
Park Electrochemical Corp.	33,000	945,450
Plexus Corp. (a)	63,300	2,354,760
Vishay Intertechnology, Inc. (a)	127,700	1,646,053

		6,618,800

	Number of Shares	Value
Engineering & Construction — 1.0%
Aegion Corp. (a)	58,200	$1,381,086

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	23,600	1,603,148

Machinery – Construction & Mining — 1.9%
Terex Corp. (a)	79,300	2,664,480

Machinery – Diversified — 2.5%
Albany International Corp. Class A	41,340	1,482,866
Flowserve Corp.	22,140	1,381,314
Zebra Technologies Corp. Class A (a)	16,520	752,156

		3,616,336

Manufacturing — 3.9%
Acuity Brands, Inc.	6,950	639,539
AptarGroup, Inc.	12,210	734,187
Carlisle Cos., Inc.	20,890	1,468,358
ESCO Technologies, Inc.	25,690	853,679
Koppers Holdings, Inc.	15,370	655,531
Matthews International Corp. Class A	30,340	1,155,347

		5,506,641

Metal Fabricate & Hardware — 1.0%
Mueller Industries, Inc.	26,410	1,470,245

Packaging & Containers — 0.4%
Greif, Inc. Class A	12,300	603,069

Transportation — 3.9%
Atlas Air Worldwide Holdings, Inc. (a)	20,550	947,561
Era Group, Inc. (a)	25,030	680,315
Forward Air Corp.	41,200	1,662,420
Scorpio Tankers, Inc.	154,620	1,509,091
UTI Worldwide, Inc.	46,020	695,362

		5,494,749

Trucking & Leasing — 0.8%
GATX Corp.	24,250	1,152,360

		40,121,784

Technology — 9.1%
Computers — 3.6%
Diebold, Inc.	37,130	1,090,137
Mentor Graphics Corp.	63,900	1,493,343
Mercury Computer Systems, Inc. (a)	62,500	624,375
MICROS Systems, Inc. (a)	25,530	1,274,968
MTS Systems Corp.	10,170	654,440

		5,137,263

Semiconductors — 4.4%
Brooks Automation, Inc.	123,300	1,147,923
Diodes, Inc. (a)	67,700	1,658,650
Fairchild Semiconductor International, Inc. (a)	125,800	1,747,362
Maxim Integrated Products, Inc.	34,130	1,017,074
Photronics, Inc. (a)	87,200	682,776

		6,253,785

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.1%
Allscripts Healthcare Solutions, Inc. (a)	58,430	$868,854
Verint Systems, Inc. (a)	19,630	727,488

		1,596,342

		12,987,390

Utilities — 2.9%
Electric — 0.8%
UNS Energy Corp.	13,930	649,417
Westar Energy, Inc.	16,190	496,223

		1,145,640

Gas — 2.1%
Atmos Energy Corp.	15,760	671,218
The Laclede Group, Inc.	12,990	584,550
New Jersey Resources Corp.	7,450	328,173
UGI Corp.	23,630	924,642
WGL Holdings, Inc.	11,940	509,957

		3,018,540

		4,164,180

TOTAL COMMON STOCK (Cost $100,204,461)		138,995,336

TOTAL EQUITIES (Cost $100,204,461)		138,995,336

TOTAL LONG-TERM INVESTMENTS (Cost $100,204,461)		138,995,336

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (b)	$3,966,057	3,966,057

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	19,110	19,110

TOTAL SHORT-TERM INVESTMENTS (Cost $3,985,167)		3,985,167

TOTAL INVESTMENTS — 100.1% (Cost $104,189,628) (c)		142,980,503

Other Assets/(Liabilities) — (0.1)%		(177,602)

NET ASSETS — 100.0%		$142,802,901

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $3,966,058. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $4,047,834.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 7.5%
Chemicals — 3.1%
American Vanguard Corp.	61,000	$1,642,120
Axiall Corp.	52,785	1,994,745
Cabot Corp.	27,740	1,184,775
Huntsman Corp.	105,410	2,172,500
Innospec, Inc.	79,600	3,714,136
Minerals Technologies, Inc.	35,400	1,747,698
OM Group, Inc. (a)	42,820	1,446,460
The Valspar Corp.	13,425	851,548

		14,753,982

Forest Products & Paper — 1.9%
Clearwater Paper Corp. (a)	42,000	2,006,340
Deltic Timber Corp.	29,200	1,902,088
KapStone Paper and Packaging Corp.	43,430	1,858,804
Potlatch Corp.	56,100	2,226,048
Wausau Paper Corp.	93,300	1,211,967

		9,205,247

Iron & Steel — 1.0%
Allegheny Technologies, Inc.	54,025	1,648,843
Carpenter Technology Corp.	40,400	2,347,644
Schnitzer Steel Industries, Inc. Class A	28,600	787,644

		4,784,131

Mining — 1.5%
AMCOL International Corp.	59,915	1,958,022
AuRico Gold, Inc.	178,600	680,466
Coeur d’Alene Mines Corp. (a)	47,545	572,917
Franco-Nevada Corp.	25,500	1,156,852
North American Palladium Ltd. (a) (b)	354,200	340,032
Royal Gold, Inc.	23,800	1,158,108
Stillwater Mining Co. (a)	116,850	1,286,519

		7,152,916

		35,896,276

Communications — 3.9%
Advertising — 0.2%
Millennial Media, Inc. (a) (b)	115,750	818,352

Internet — 0.7%
Digital River, Inc. (a)	19,740	352,754
HomeAway, Inc. (a)	24,310	680,680
Safeguard Scientifics, Inc. (a)	131,200	2,058,528
Sapient Corp. (a)	32,101	499,812

		3,591,774

Media — 0.6%
The Dolan Co. (a)	73,200	165,432

	Number of Shares	Value
Saga Communications, Inc. Class A	33,699	$1,495,562
World Wrestling Entertainment, Inc. Class A (b)	97,135	987,863

		2,648,857

Telecommunications — 2.4%
Anixter International, Inc. (a)	18,175	1,593,220
Black Box Corp.	29,160	893,462
Finisar Corp. (a)	61,204	1,385,047
Iridium Communications, Inc. (a) (b)	122,975	846,068
Ixia (a)	102,600	1,607,742
Premiere Global Services, Inc. (a)	106,900	1,064,724
RF Micro Devices, Inc. (a)	287,515	1,621,585
SBA Communications Corp. Class A (a)	9,080	730,577
Sonus Networks, Inc. (a)	246,400	832,832
Symmetricom, Inc. (a)	59,060	284,669
ViaSat, Inc. (a)	12,670	807,713

		11,667,639

		18,726,622

Consumer, Cyclical — 12.4%
Airlines — 0.8%
Alaska Air Group, Inc.	57,100	3,575,602

Apparel — 1.2%
Crocs, Inc. (a)	59,055	803,739
Deckers Outdoor Corp. (a)	28,735	1,894,211
The Jones Group, Inc.	114,165	1,713,617
Skechers U.S.A., Inc. Class A (a)	42,840	1,332,752

		5,744,319

Auto Manufacturers — 0.3%
Wabash National Corp. (a)	118,310	1,379,495

Automotive & Parts — 0.8%
Accuride Corp. (a)	101,325	520,811
Modine Manufacturing Co. (a)	97,000	1,419,110
Spartan Motors, Inc.	79,390	481,897
Tenneco, Inc. (a)	28,525	1,440,512

		3,862,330

Distribution & Wholesale — 1.5%
Beacon Roofing Supply, Inc. (a)	115,000	4,240,050
Pool Corp.	53,100	2,980,503

		7,220,553

Entertainment — 1.4%
Ascent Media Corp. Series A (a)	22,400	1,805,888
Cinemark Holdings, Inc.	44,400	1,409,256
International Speedway Corp. Class A	15,795	510,179
Lions Gate Entertainment Corp. (a)	39,210	1,374,310
National CineMedia, Inc.	32,040	604,274
Vail Resorts, Inc.	16,310	1,131,588

		6,835,495

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 1.4%
M/I Homes, Inc. (a)	37,300	$769,126
Meritage Home Corp. (a)	73,405	3,152,745
Standard Pacific Corp. (a)	100,380	794,006
Winnebago Industries, Inc. (a) (b)	81,400	2,113,144

		6,829,021

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	36,900	1,028,403
Stanley Furniture Co., Inc. (a)	34,300	127,253
Tempur Sealy International, Inc. (a)	22,295	980,088

		2,135,744

Leisure Time — 0.4%
Brunswick Corp.	28,200	1,125,462
LIFE TIME FITNESS, Inc. (a)	15,200	782,344

		1,907,806

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	210,180	2,728,136

Retail — 2.6%
Aeropostale, Inc. (a) (b)	62,090	583,646
Body Central Corp. (a)	83,135	507,124
Cash America International, Inc.	12,991	588,232
Fred’s, Inc. Class A	51,500	805,975
Genesco, Inc. (a)	18,925	1,241,101
Haverty Furniture Cos., Inc.	73,500	1,802,955
Insight Enterprises, Inc. (a)	30,500	577,060
MarineMax, Inc. (a)	70,700	862,540
The Men’s Wearhouse, Inc.	50,900	1,733,145
Red Robin Gourmet Burgers, Inc. (a)	12,200	867,420
Select Comfort Corp. (a)	56,280	1,370,418
Stein Mart, Inc.	118,000	1,618,960

		12,558,576

Textiles — 1.0%
Culp, Inc.	49,600	928,016
Fifth & Pacific Cos., Inc. (a)	47,600	1,196,188
G&K Services, Inc. Class A	43,400	2,620,926

		4,745,130

		59,522,207

Consumer, Non-cyclical — 11.1%
Agriculture — 0.1%
Alliance One International, Inc. (a)	149,500	435,045

Biotechnology — 0.5%
Alkermes PLC (a)	29,590	994,816
InterMune, Inc. (a)	36,690	563,925
Momenta Pharmaceuticals, Inc. (a)	58,400	840,376

		2,399,117

Commercial Services — 4.6%
Aaron’s, Inc.	177,790	4,924,783
Electro Rent Corp.	101,200	1,835,768
FTI Consulting, Inc. (a)	19,200	725,760

	Number of Shares	Value
Global Payments, Inc.	13,030	$665,572
Landauer, Inc.	16,800	861,000
McGrath RentCorp	89,800	3,205,860
Navigant Consulting, Inc. (a)	87,000	1,345,020
On Assignment, Inc. (a)	71,700	2,366,100
PHH Corp. (a) (b)	37,675	894,405
Rent-A-Center, Inc.	56,405	2,149,030
TrueBlue, Inc. (a)	58,655	1,408,307
United Rentals, Inc. (a)	26,110	1,521,952

		21,903,557

Foods — 1.4%
Nash Finch Co.	39,000	1,029,990
Spartan Stores, Inc.	34,825	768,239
TreeHouse Foods, Inc. (a)	26,820	1,792,381
United Natural Foods, Inc. (a)	12,140	816,051
WhiteWave Foods Co. Class A (a)	105,125	2,099,346

		6,506,007

Health Care – Products — 2.0%
Alere, Inc. (a)	29,595	904,719
Cantel Medical Corp.	24,577	782,778
Merit Medical Systems, Inc. (a)	71,401	866,094
Quidel Corp. (a) (b)	50,000	1,420,000
Tornier BV (a)	28,250	546,073
West Pharmaceutical Services, Inc.	77,400	3,185,010
Wright Medical Group, Inc. (a)	70,505	1,838,770

		9,543,444

Health Care – Services — 1.4%
Covance, Inc. (a)	8,835	763,874
Healthways, Inc. (a)	25,600	473,856
Magellan Health Services, Inc. (a)	19,645	1,177,914
MEDNAX, Inc. (a)	8,489	852,296
National Healthcare Corp.	33,000	1,559,910
Triple-S Management Corp. Class B (a)	45,539	837,462
Universal Health Services, Inc. Class B	17,505	1,312,700

		6,978,012

Household Products — 0.6%
Acco Brands Corp. (a)	156,270	1,037,633
CSS Industries, Inc.	42,800	1,027,628
Helen of Troy Ltd. (a)	2,529	111,782
The Scotts Miracle-Gro Co. Class A	9,870	543,146

		2,720,189

Pharmaceuticals — 0.5%
Cubist Pharmaceuticals, Inc. (a)	15,795	1,003,772
Impax Laboratories, Inc. (a)	21,130	433,376
The Medicines Co. (a)	28,900	968,728

		2,405,876

		52,891,247

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 5.5%
Coal — 0.1%
Cloud Peak Energy, Inc. (a)	51,500	$755,505

Oil & Gas — 3.1%
Atwood Oceanics, Inc. (a)	21,800	1,199,872
Bill Barrett Corp. (a)	75,325	1,891,411
EPL Oil & Gas, Inc. (a)	4,000	148,440
Hercules Offshore, Inc. (a)	79,400	585,178
Northern Oil and Gas, Inc. (a) (b)	92,900	1,340,547
Oasis Petroleum, Inc. (a)	60,800	2,987,104
PDC Energy, Inc. (a)	52,035	3,098,164
Resolute Energy Corp. (a)	93,700	783,332
SM Energy Co.	19,395	1,497,100
Swift Energy Co. (a)	98,193	1,121,364

		14,652,512

Oil & Gas Services — 2.2%
C&J Energy Services, Inc. (a) (b)	33,600	674,688
CARBO Ceramics, Inc. (b)	14,400	1,427,184
Core Laboratories NV	7,255	1,227,618
Dril-Quip, Inc. (a)	18,315	2,101,646
Exterran Holdings, Inc. (a)	50,675	1,397,110
Newpark Resources, Inc. (a)	63,379	802,378
TETRA Technologies, Inc. (a)	102,300	1,281,819
Willbros Group, Inc. (a)	183,605	1,685,494

		10,597,937

Pipelines — 0.1%
ONEOK, Inc.	7,631	406,885

		26,412,839

Financial — 24.8%
Banks — 8.9%
Capital Bank Financial Corp. (a)	52,000	1,141,400
City Holding Co. (b)	24,085	1,041,435
Columbia Banking System, Inc.	36,000	889,200
East West Bancorp, Inc.	192,985	6,165,871
F.N.B. Corp.	189,125	2,294,086
FirstMerit Corp.	69,997	1,519,635
Glacier Bancorp, Inc.	95,300	2,354,863
Home Bancshares, Inc.	130,800	3,972,396
Independent Bank Corp.	26,250	937,125
Old National Bancorp	122,290	1,736,518
PacWest Bancorp (b)	51,060	1,754,422
Sandy Spring Bancorp, Inc.	60,500	1,407,230
Signature Bank (a)	22,400	2,050,048
Susquehanna Bancshares, Inc.	183,795	2,306,627
SVB Financial Group (a)	46,400	4,007,568
Synovus Financial Corp.	257,900	851,070
Trustmark Corp.	25,674	657,254
United Bankshares, Inc. (b)	23,841	690,912
Webster Financial Corp.	117,190	2,991,861
Wintrust Financial Corp.	88,920	3,651,945

		42,421,466

	Number of Shares	Value
Diversified Financial — 0.7%
Eaton Vance Corp.	15,622	$606,602
JMP Group, Inc.	51,300	317,547
Ocwen Financial Corp. (a)	16,110	898,455
Piper Jaffray Cos., Inc. (a)	22,000	754,380
Raymond James Financial, Inc.	17,968	748,727

		3,325,711

Insurance — 5.9%
American Equity Investment Life Holding Co.	156,230	3,315,201
Argo Group International Holdings Ltd.	44,885	1,924,669
Assured Guaranty Ltd.	44,300	830,625
CNO Financial Group, Inc.	215,195	3,098,808
Employers Holdings, Inc.	38,500	1,144,990
The Hanover Insurance Group, Inc.	46,035	2,546,656
Horace Mann Educators Corp.	13,702	388,863
Maiden Holdings Ltd.	120,230	1,419,916
Markel Corp. (a)	3,240	1,677,575
Meadowbrook Insurance Group, Inc.	150,100	975,650
National Interstate Corp.	67,300	1,871,613
ProAssurance Corp.	120,015	5,407,876
Protective Life Corp.	19,840	844,192
Radian Group, Inc. (b)	106,250	1,480,062
Reinsurance Group of America, Inc. Class A	10,855	727,176
State Auto Financial Corp. Class A	10,855	227,304
United Fire Group, Inc.	19,994	609,217

		28,490,393

Investment Companies — 0.4%
American Capital Ltd. (a)	80,765	1,110,519
Ares Capital Corp.	43,000	743,470

		1,853,989

Real Estate — 0.2%
Terreno Realty Corp.	55,000	976,800

Real Estate Investment Trusts (REITS) — 7.6%
Acadia Realty Trust	61,200	1,510,416
Associated Estates Realty Corp. (b)	69,385	1,034,530
CBL & Associates Properties, Inc.	99,500	1,900,450
Cedar Realty Trust, Inc.	109,400	566,692
FelCor Lodging Trust, Inc. (a)	284,090	1,749,994
First Potomac Realty Trust	237,329	2,983,225
Kilroy Realty Corp.	46,300	2,312,685
LaSalle Hotel Properties	136,170	3,883,568
Lexington Realty Trust (b)	105,575	1,185,607
LTC Properties, Inc.	28,950	1,099,521
Medical Properties Trust, Inc.	51,098	621,863
MFA Financial, Inc.	358,975	2,674,364
New Residential Investment Corp.	279,985	1,853,501
NorthStar Realty Finance Corp.	316,495	2,937,074
Pebblebrook Hotel Trust	76,600	2,199,186

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PS Business Parks, Inc.	8,400	$626,808
Saul Centers, Inc.	29,100	1,345,875
Select, Inc. REIT	29,570	762,906
Starwood Property Trust, Inc.	111,815	2,680,206
Sun Communities, Inc.	37,605	1,602,725
Washington Real Estate Investment Trust	40,900	1,033,543

		36,564,739

Savings & Loans — 1.1%
Astoria Financial Corp.	28,280	351,803
First Niagara Financial Group, Inc.	146,030	1,514,331
Flushing Financial Corp.	90,480	1,669,356
Investors Bancorp, Inc.	68,375	1,496,045

		5,031,535

		118,664,633

Industrial — 22.2%
Aerospace & Defense — 1.7%
Kaman Corp.	38,800	1,468,968
Kratos Defense & Security Solutions, Inc. (a)	108,600	899,208
Moog, Inc. Class A (a)	11,398	668,721
Orbital Sciences Corp. (a)	108,780	2,303,960
Teledyne Technologies, Inc. (a)	8,484	720,546
Triumph Group, Inc.	32,950	2,313,749

		8,375,152

Building Materials — 2.0%
Comfort Systems USA, Inc.	63,500	1,067,435
Drew Industries, Inc.	64,700	2,946,438
Gibraltar Industries, Inc. (a)	86,000	1,226,360
Quanex Building Products Corp.	48,800	918,904
Texas Industries, Inc. (a) (b)	13,800	915,078
Universal Forest Products, Inc.	36,400	1,532,440
USG Corp. (a) (b)	35,715	1,020,735

		9,627,390

Electrical Components & Equipment — 2.1%
Advanced Energy Industries, Inc. (a)	132,175	2,315,706
Belden, Inc.	48,100	3,080,805
EnerSys	18,410	1,116,198
Littelfuse, Inc.	43,360	3,391,619

		9,904,328

Electronics — 2.4%
Analogic Corp.	16,200	1,338,768
Checkpoint Systems, Inc. (a)	25,415	424,430
Coherent, Inc.	10,036	616,712
CTS Corp.	39,000	615,030
Electro Scientific Industries, Inc.	92,000	1,077,320
Fabrinet (a)	70,400	1,185,536
Itron, Inc. (a)	12,190	522,098
Methode Electronics, Inc.	37,600	1,052,800
Newport Corp. (a)	60,200	940,926

	Number of Shares	Value
Sanmina Corp. (a)	87,657	$1,533,121
Woodward, Inc.	53,900	2,200,737

		11,507,478

Engineering & Construction — 1.0%
Aegion Corp. (a)	126,140	2,993,302
Foster Wheeler AG (a)	52,510	1,383,114
URS Corp.	10,315	554,431

		4,930,847

Environmental Controls — 0.8%
Mine Safety Appliances Co.	42,000	2,167,620
Waste Connections, Inc.	41,450	1,882,244

		4,049,864

Hand & Machine Tools — 0.8%
Franklin Electric Co., Inc.	69,438	2,735,857
Snap-on, Inc.	10,560	1,050,720

		3,786,577

Machinery – Construction & Mining — 0.5%
Astec Industries, Inc.	26,500	952,940
Terex Corp. (a)	41,270	1,386,672

		2,339,612

Machinery – Diversified — 1.8%
Cognex Corp.	35,200	1,103,872
IDEX Corp.	36,400	2,375,100
The Manitowoc Co., Inc.	53,820	1,053,796
Nordson Corp.	43,300	3,188,179
Proto Labs, Inc. (a) (b)	12,000	916,680

		8,637,627

Manufacturing — 2.9%
AptarGroup, Inc.	56,300	3,385,319
Barnes Group, Inc.	47,335	1,652,938
Harsco Corp.	74,865	1,864,139
Hexcel Corp. (a)	34,545	1,340,346
Matthews International Corp. Class A	53,700	2,044,896
Myers Industries, Inc.	91,700	1,844,087
Trinity Industries, Inc.	38,420	1,742,347

		13,874,072

Metal Fabricate & Hardware — 1.0%
Circor International, Inc.	30,600	1,902,708
RBC Bearings, Inc. (a)	12,800	843,392
Sun Hydraulics Corp.	28,600	1,036,750
The Timken Co.	15,150	915,060

		4,697,910

Transportation — 5.1%
Atlas Air Worldwide Holdings, Inc. (a)	23,305	1,074,594
Bristow Group, Inc.	17,592	1,279,994
CAI International, Inc. (a)	11,100	258,297
Con-way, Inc.	43,090	1,856,748
GasLog Ltd.	101,600	1,516,888

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genesee & Wyoming, Inc. Class A (a)	50,500	$4,694,985
Hub Group, Inc. Class A (a)	40,400	1,584,892
Kirby Corp. (a)	45,700	3,955,335
Landstar System, Inc.	84,900	4,752,702
Teekay Corp.	47,455	2,028,701
Teekay Tankers Ltd. Class A (b)	174,300	456,666
Universal Truckload Services, Inc.	32,300	861,118

		24,320,920

Trucking & Leasing — 0.1%
TAL International Group, Inc. (b)	8,941	417,813

		106,469,590

Technology — 5.3%
Computers — 0.7%
j2 Global, Inc.	14,440	715,069
Quantum Corp. (a)	754,545	1,041,272
Unisys Corp. (a)	39,300	989,967
Xyratex Ltd.	48,200	536,466

		3,282,774

Semiconductors — 2.8%
ATMI, Inc. (a)	36,500	967,980
Brooks Automation, Inc.	149,160	1,388,680
Cabot Microelectronics Corp. (a)	67,430	2,597,404
Cypress Semiconductor Corp.	113,805	1,062,939
Entegris, Inc. (a)	168,390	1,709,158
Fairchild Semiconductor International, Inc. (a)	104,280	1,448,449
Lattice Semiconductor Corp. (a)	163,365	728,608
Monolithic Power Systems, Inc.	17,640	534,139
Teradyne, Inc. (a)	89,500	1,478,540
Tessera Technologies, Inc.	35,980	696,213
TriQuint Semiconductor, Inc. (a)	108,880	885,194

		13,497,304

Software — 1.8%
Accelrys, Inc. (a)	54,000	532,440
CSG Systems International, Inc.	25,620	641,781
Progress Software Corp. (a)	81,350	2,105,338
Seachange International, Inc. (a)	46,955	538,574
SYNNEX Corp. (a)	45,300	2,783,685
Take-Two Interactive Software, Inc. (a)	57,370	1,041,839
Verint Systems, Inc. (a)	21,565	799,199

		8,442,856

		25,222,934

Utilities — 4.6%
Electric — 3.2%
Black Hills Corp.	26,600	1,326,276
Cleco Corp.	119,135	5,342,013
El Paso Electric Co.	51,100	1,706,740
IDACORP, Inc.	65,245	3,157,858

	Number of Shares	Value
NorthWestern Corp.	34,000	$1,527,280
Pike Electric Corp.	62,300	705,236
Portland General Electric Co.	46,115	1,301,827
UNS Energy Corp.	6,300	293,706

		15,360,936

Gas — 1.4%
Atmos Energy Corp.	57,670	2,456,165
PNM Resources, Inc.	45,700	1,034,191
South Jersey Industries, Inc.	12,187	713,915
Southwest Gas Corp.	39,000	1,950,000
WGL Holdings, Inc.	12,569	536,822

		6,691,093

		22,052,029

TOTAL COMMON STOCK (Cost $345,898,658)		465,858,377

TOTAL EQUITIES (Cost $345,898,658)		465,858,377

MUTUAL FUNDS — 4.5%
Diversified Financial — 4.5%
iShares Russell 2000 Value Index Fund (b)	12,000	1,099,680
State Street Navigator Securities Lending Prime Portfolio (c)	20,106,201	20,106,201
T. Rowe Price Reserve Investment Fund	179,880	179,880

TOTAL MUTUAL FUNDS (Cost $21,048,602)		21,385,761

TOTAL LONG-TERM INVESTMENTS (Cost $366,947,260)		487,244,138

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$13,606,736	13,606,736

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	226,725	226,725

TOTAL SHORT-TERM INVESTMENTS (Cost $13,833,461)		13,833,461

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 104.6% (Cost $380,780,721) (e)	$501,077,599

Other Assets/(Liabilities) — (4.6)%	(22,105,978)

NET ASSETS — 100.0%	$478,971,621

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $19,566,899. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $13,606,739. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 1/01/32, and an aggregate market value, including accrued interest, of $13,880,889.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Basic Materials — 5.0%
Chemicals — 2.5%
Albemarle Corp.	8,382	$527,563
Ashland, Inc.	7,396	683,982
Cabot Corp.	6,082	259,762
Cytec Industries, Inc.	3,758	305,751
Intrepid Potash, Inc. (a)	5,727	89,799
Minerals Technologies, Inc.	3,555	175,510
NewMarket Corp.	1,179	339,446
Olin Corp.	8,259	190,535
RPM International, Inc.	13,686	495,433
Sensient Technologies Corp.	5,193	248,693
The Valspar Corp.	8,336	528,753

		3,845,227

Forest Products & Paper — 1.3%
Domtar Corp.	3,362	267,010
Potlatch Corp.	4,184	166,021
Rayonier, Inc.	12,992	723,005
Rock-Tenn Co. Class A	7,414	750,816

		1,906,852

Iron & Steel — 0.8%
Carpenter Technology Corp.	5,449	316,642
Reliance Steel & Aluminum Co.	7,934	581,324
Steel Dynamics, Inc.	22,754	380,219

		1,278,185

Mining — 0.4%
Compass Minerals International, Inc.	3,447	262,903
Royal Gold, Inc.	6,702	326,119

		589,022

		7,619,286

Communications — 4.2%
Advertising — 0.2%
Lamar Advertising Co. Class A (b)	6,715	315,806

Internet — 1.6%
AOL, Inc.	7,902	273,251
Equinix, Inc. (b)	5,085	933,860
Rackspace Hosting, Inc. (b)	11,738	619,297
TIBCO Software, Inc. (b)	15,711	402,045
ValueClick, Inc. (b)	7,122	148,494

		2,376,947

Media — 1.0%
AMC Networks, Inc. (b)	6,105	418,070
FactSet Research Systems, Inc. (a)	4,153	453,092
John Wiley & Sons, Inc. Class A	4,812	229,484
Meredith Corp. (a)	3,811	181,480
The New York Times Co. Class A (b)	12,933	162,568

	Number of Shares	Value
Scholastic Corp.	2,587	$74,118

		1,518,812

Telecommunications — 1.4%
ADTRAN, Inc.	6,022	160,426
Ciena Corp. (b)	10,624	265,388
InterDigital, Inc. (a)	4,263	159,138
NeuStar, Inc. Class A (b)	6,619	327,508
Plantronics, Inc.	4,513	207,824
Polycom, Inc. (b)	17,321	189,145
RF Micro Devices, Inc. (b)	29,176	164,553
Telephone & Data Systems, Inc.	10,179	300,789
tw telecom, Inc. (b)	15,007	448,184

		2,222,955

		6,434,520

Consumer, Cyclical — 12.6%
Airlines — 0.4%
Alaska Air Group, Inc.	7,200	450,864
JetBlue Airways Corp. (b)	22,189	147,779

		598,643

Apparel — 1.1%
Ascena Retail Group, Inc. (b)	13,144	261,960
Carter’s, Inc.	6,101	463,005
Deckers Outdoor Corp. (b)	3,553	234,214
Under Armour, Inc. Class A (b)	8,259	656,177

		1,615,356

Auto Manufacturers — 0.3%
Oshkosh Corp. (b)	8,966	439,155

Distribution & Wholesale — 1.3%
Ingram Micro, Inc. Class A (b)	15,733	362,646
LKQ Corp. (b)	30,916	984,984
Owens & Minor, Inc.	6,578	227,533
Tech Data Corp. (b)	3,887	194,000
Watsco, Inc.	2,771	261,222

		2,030,385

Entertainment — 0.7%
Bally Technologies, Inc. (b)	4,007	288,744
Cinemark Holdings, Inc.	10,693	339,396
DreamWorks Animation SKG, Inc. Class A (a) (b)	7,371	209,779
International Speedway Corp. Class A	2,879	92,992
Scientific Games Corp. Class A (b)	4,935	79,799

		1,010,710

Home Builders — 0.9%
KB Home (a)	8,537	153,837
M.D.C. Holdings, Inc.	3,978	119,380
NVR, Inc. (b)	440	404,444
Thor Industries, Inc.	4,589	266,345
Toll Brothers, Inc. (b)	15,652	507,594

		1,451,600

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.2%
Tempur Sealy International, Inc. (b)	6,254	$274,926

Leisure Time — 0.8%
LIFE TIME FITNESS, Inc. (b)	4,069	209,431
Polaris Industries, Inc.	6,597	852,201
WMS Industries, Inc. (b)	5,571	144,567

		1,206,199

Office Furnishings — 0.2%
Herman Miller, Inc.	6,059	176,801
HNI Corp.	4,643	167,984

		344,785

Retail — 6.2%
Advance Auto Parts, Inc.	7,498	619,935
Aeropostale, Inc. (a) (b)	8,083	75,980
American Eagle Outfitters, Inc.	17,465	244,335
ANN, Inc. (b)	4,770	172,769
Big Lots, Inc. (b)	6,045	224,209
Bob Evans Farms, Inc.	2,842	162,761
Brinker International, Inc.	6,822	276,496
Cabela’s, Inc. (b)	4,804	302,796
The Cheesecake Factory, Inc.	5,111	224,628
Chico’s FAS, Inc.	16,565	275,973
Copart, Inc. (b)	11,500	365,585
CST Brands, Inc. (a)	6,226	185,535
Dick’s Sporting Goods, Inc.	10,469	558,835
Domino’s Pizza, Inc.	5,727	389,150
Foot Locker, Inc.	15,308	519,554
Guess?, Inc.	6,143	183,369
Hanesbrands, Inc.	10,199	635,500
HSN, Inc.	3,454	185,204
MSC Industrial Direct Co., Inc. Class A	4,960	403,496
Office Depot, Inc. (b)	24,669	119,151
Panera Bread Co. Class A (b)	2,887	457,676
Regis Corp.	4,478	65,737
Saks, Inc. (a) (b)	10,590	168,805
Signet Jewelers Ltd.	8,293	594,193
Tractor Supply Co.	14,380	965,905
The Wendy’s Co. (a)	29,178	247,429
Williams-Sonoma, Inc.	9,165	515,073
World Fuel Services Corp.	7,524	280,720

		9,420,799

Textiles — 0.5%
Mohawk Industries, Inc. (b)	6,273	817,058

		19,209,616

Consumer, Non-cyclical — 17.0%
Agriculture — 0.1%
Universal Corp. (a)	2,378	121,112

Beverages — 0.7%
Green Mountain Coffee Roasters, Inc. (a) (b)	13,511	1,017,784

	Number of Shares	Value
Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Class A (b)	2,043	$240,175
Charles River Laboratories International, Inc. (b)	5,055	233,844

		474,019

Commercial Services — 5.5%
Aaron’s, Inc.	7,818	216,559
Alliance Data Systems Corp. (b)	5,022	1,062,002
Apollo Group, Inc. Class A (b)	10,125	210,701
Convergys Corp.	10,655	199,781
CoreLogic, Inc. (b)	9,851	266,470
The Corporate Executive Board Co.	3,464	251,556
Corrections Corporation of America	11,919	411,801
Deluxe Corp.	5,231	217,923
DeVry, Inc.	5,859	179,051
Donnelley (R.R.) & Sons Co. (a)	18,718	295,744
FTI Consulting, Inc. (b)	4,146	156,719
Gartner, Inc. (b)	9,599	575,940
Global Payments, Inc.	7,799	398,373
HMS Holdings Corp. (b)	9,067	195,031
Lender Processing Services, Inc.	8,789	292,410
Manpower, Inc.	8,067	586,794
Monster Worldwide, Inc. (b)	11,497	50,817
Rent-A-Center, Inc.	5,445	207,454
Rollins, Inc.	6,634	175,867
Service Corp. International	21,818	406,251
Sotheby’s	7,062	346,956
Towers Watson & Co. Class A	6,632	709,359
United Rentals, Inc. (b)	9,609	560,109
Valassis Communications, Inc. (a)	3,917	113,123
WEX, Inc. (b)	4,005	351,439

		8,438,230

Foods — 2.0%
Dean Foods Co. (b)	9,741	188,002
Flowers Foods, Inc.	18,030	386,563
Harris Teeter Supermarkets, Inc.	5,132	252,443
Hillshire Brands Co.	12,676	389,660
Ingredion, Inc.	7,989	528,632
Lancaster Colony Corp.	2,017	157,911
Post Holdings, Inc. (b)	3,324	134,190
SUPERVALU, Inc. (b)	20,435	168,180
Tootsie Roll Industries, Inc. (a)	2,018	62,195
United Natural Foods, Inc. (b)	5,078	341,343
WhiteWave Foods Co. Class A (b)	17,832	356,105

		2,965,224

Health Care – Products — 3.0%
The Cooper Cos., Inc.	5,042	653,897
Henry Schein, Inc. (b)	8,906	923,552
Hill-Rom Holdings, Inc.	6,037	216,306
Hologic, Inc. (b)	27,860	575,309
IDEXX Laboratories, Inc. (b)	5,412	539,306
Masimo Corp.	5,369	143,030

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ResMed, Inc. (a)	14,634	$772,968
Steris Corp.	6,116	262,743
Techne Corp.	3,418	273,645
Thoratec Corp. (b)	5,926	220,981

		4,581,737

Health Care – Services — 2.1%
Community Health Systems, Inc.	9,767	405,330
Covance, Inc. (b)	5,761	498,096
Health Management Associates, Inc. Class A (b)	26,808	343,142
Health Net, Inc. (b)	8,178	259,243
LifePoint Hospitals, Inc. (b)	4,936	230,166
MEDNAX, Inc. (b)	5,214	523,485
Universal Health Services, Inc. Class B	9,205	690,283
WellCare Health Plans, Inc. (b)	4,486	312,854

		3,262,599

Household Products — 1.4%
Church & Dwight Co., Inc.	14,273	857,093
Jarden Corp. (b)	12,177	589,367
The Scotts Miracle-Gro Co. Class A	4,525	249,011
Tupperware Brands Corp.	5,345	461,648

		2,157,119

Pharmaceuticals — 1.9%
Cubist Pharmaceuticals, Inc. (b)	6,808	432,648
Endo Health Solutions, Inc. (b)	11,767	534,693
Mallinckrodt PLC (b)	5,912	260,660
Omnicare, Inc.	10,618	589,299
Salix Pharmaceuticals Ltd. (b)	6,355	425,022
United Therapeutics Corp. (b)	4,733	373,197
VCA Antech, Inc. (b)	9,127	250,628

		2,866,147

		25,883,971

Energy — 5.7%
Coal — 0.1%
Alpha Natural Resources, Inc. (b)	22,570	134,517
Arch Coal, Inc. (a)	22,039	90,581

		225,098

Oil & Gas — 2.2%
Atwood Oceanics, Inc. (b)	5,923	326,002
Bill Barrett Corp. (a) (b)	4,999	125,525
Cimarex Energy Co.	8,910	858,924
Murphy USA, Inc. (b)	4,590	185,390
Patterson-UTI Energy, Inc.	15,171	324,356
Questar Corp.	18,023	405,337
Rosetta Resources, Inc. (b)	6,312	343,751
SM Energy Co.	6,893	532,071
Unit Corp. (b)	4,490	208,740

		3,310,096

	Number of Shares	Value
Oil & Gas Services — 3.0%
CARBO Ceramics, Inc. (a)	2,049	$203,076
Dresser-Rand Group, Inc. (b)	7,852	489,965
Dril-Quip, Inc. (b)	4,179	479,540
Helix Energy Solutions Group, Inc. (b)	10,137	257,176
HollyFrontier Corp.	20,577	866,498
Oceaneering International, Inc.	11,142	905,176
Oil States International, Inc. (b)	5,681	587,756
Superior Energy Services, Inc. (b)	16,428	411,357
Tidewater, Inc.	5,128	304,039

		4,504,583

Pipelines — 0.4%
National Fuel Gas Co.	8,612	592,161

		8,631,938

Financial — 20.0%
Banks — 4.0%
Associated Banc-Corp.	17,212	266,614
BancorpSouth, Inc.	8,672	172,920
Bank of Hawaii Corp.	4,563	248,455
Cathay General Bancorp	7,620	178,079
City National Corp.	4,851	323,368
Commerce Bancshares, Inc.	7,948	348,202
Cullen/Frost Bankers, Inc. (a)	5,396	380,688
East West Bancorp, Inc.	14,182	453,115
First Horizon National Corp.	24,577	270,101
FirstMerit Corp.	16,998	369,027
Fulton Financial Corp.	20,134	235,165
Hancock Holding Co.	8,446	265,035
International Bancshares Corp.	5,882	127,228
Prosperity Bancshares, Inc.	5,778	357,311
Signature Bank (b)	4,868	445,519
SVB Financial Group (b)	4,692	405,248
Synovus Financial Corp.	100,773	332,551
TCF Financial Corp.	16,940	241,903
Trustmark Corp.	6,936	177,562
Valley National Bancorp (a)	20,543	204,403
Webster Financial Corp.	9,296	237,327
Westamerica Bancorp. (a)	2,790	138,775

		6,178,596

Diversified Financial — 2.2%
Affiliated Managers Group, Inc. (b)	5,443	994,109
CBOE Holdings, Inc.	9,034	408,608
Eaton Vance Corp.	12,491	485,026
Federated Investors, Inc. Class B (a)	9,695	263,316
Greenhill & Co., Inc.	2,723	135,823
Janus Capital Group, Inc. (a)	15,409	131,131
Raymond James Financial, Inc.	12,676	528,209
Waddell & Reed Financial, Inc. Class A	8,823	454,208

		3,400,430

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.7%
Alleghany Corp. (b)	1,733	$709,923
American Financial Group, Inc.	7,325	395,989
Arthur J. Gallagher & Co.	13,146	573,823
Aspen Insurance Holdings Ltd.	6,957	252,469
Brown & Brown, Inc.	12,232	392,647
Everest Re Group Ltd.	5,009	728,359
Fidelity National Financial, Inc. Class A	22,251	591,877
First American Financial Corp.	11,091	270,066
The Hanover Insurance Group, Inc.	4,537	250,987
HCC Insurance Holdings, Inc.	10,304	451,521
Kemper Corp.	5,336	179,290
Mercury General Corp.	3,757	181,501
Old Republic International Corp.	24,885	383,229
Primerica, Inc.	5,629	227,074
Protective Life Corp.	8,086	344,059
Reinsurance Group of America, Inc. Class A	7,331	491,104
StanCorp Financial Group, Inc.	4,576	251,771
W.R. Berkley Corp.	11,286	483,718

		7,159,407

Investment Companies — 0.1%
Apollo Investment Corp.	23,370	190,465

Real Estate — 0.4%
Alexander & Baldwin, Inc. (b)	4,453	160,397
Jones Lang LaSalle, Inc.	4,575	399,397

		559,794

Real Estate Investment Trusts (REITS) — 7.7%
Alexandria Real Estate Equities, Inc.	7,359	469,872
American Campus Communities, Inc.	10,795	368,649
BioMed Realty Trust, Inc.	19,794	367,971
BRE Properties, Inc.	7,949	403,491
Camden Property Trust	8,784	539,689
Corporate Office Properties Trust	8,998	207,854
Duke Realty Corp.	33,485	517,008
Equity One, Inc.	6,512	142,352
Essex Property Trust, Inc.	3,918	578,689
Extra Space Storage, Inc.	10,928	499,956
Federal Realty Investment Trust	6,766	686,411
Highwoods Properties, Inc.	9,253	326,723
Home Properties, Inc.	5,858	338,300
Hospitality Properties Trust	14,396	407,407
Kilroy Realty Corp.	8,365	417,832
Liberty Property Trust	14,718	523,961
Mack-Cali Realty Corp.	9,067	198,930
National Retail Properties, Inc.	12,483	397,209
OMEGA Healthcare Investors, Inc.	12,068	360,471
Realty Income Corp. (a)	20,208	803,268
Regency Centers Corp.	9,505	459,567
Senior Housing Properties Trust	19,377	452,259
SL Green Realty Corp.	9,476	841,848

	Number of Shares	Value
Taubman Centers, Inc.	6,575	$442,563
UDR, Inc.	25,832	612,218
Weingarten Realty Investors	11,554	338,879

		11,703,377

Savings & Loans — 0.9%
Astoria Financial Corp.	8,442	105,018
First Niagara Financial Group, Inc.	36,469	378,184
New York Community Bancorp, Inc. (a)	45,423	686,342
Washington Federal, Inc.	10,749	222,289

		1,391,833

		30,583,902

Industrial — 17.3%
Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	3,300	321,948
BE Aerospace, Inc. (b)	10,148	749,125
Esterline Technologies Corp. (b)	3,233	258,284
Exelis, Inc.	19,401	304,790
Triumph Group, Inc.	5,359	376,309

		2,010,456

Building Materials — 1.4%
Eagle Materials, Inc.	5,106	370,440
Fortune Brands Home & Security, Inc.	17,098	711,790
Lennox International, Inc.	4,728	355,829
Louisiana-Pacific Corp. (b)	14,452	254,211
Martin Marietta Materials, Inc.	4,764	467,682

		2,159,952

Electrical Components & Equipment — 0.9%
Energizer Holdings, Inc.	6,415	584,727
General Cable Corp.	5,157	163,735
Hubbell, Inc. Class B	5,559	582,250

		1,330,712

Electronics — 2.6%
Arrow Electronics, Inc. (b)	10,317	500,684
Avnet, Inc.	14,126	589,195
Gentex Corp/MI	14,859	380,242
Itron, Inc. (b)	4,067	174,190
Mettler-Toledo International, Inc. (b)	3,085	740,678
National Instruments Corp.	10,024	310,042
Trimble Navigation Ltd. (b)	26,442	785,592
Vishay Intertechnology, Inc. (b)	13,603	175,343
Woodward, Inc.	6,238	254,697

		3,910,663

Engineering & Construction — 0.9%
AECOM Technology Corp. (b)	10,359	323,926
Granite Construction, Inc.	3,709	113,495
KBR, Inc.	15,243	497,532
URS Corp.	7,731	415,541

		1,350,494

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.7%
Clean Harbors, Inc. (b)	5,680	$333,189
Mine Safety Appliances Co.	3,254	167,939
Waste Connections, Inc.	12,721	577,660

		1,078,788

Hand & Machine Tools — 0.8%
Kennametal, Inc.	8,025	365,940
Lincoln Electric Holdings, Inc.	8,468	564,138
Regal-Beloit Corp.	4,642	315,331

		1,245,409

Machinery – Construction & Mining — 0.3%
Terex Corp. (b)	11,466	385,258

Machinery – Diversified — 1.9%
AGCO Corp.	9,326	563,477
Graco, Inc.	6,321	468,133
IDEX Corp.	8,423	549,601
Nordson Corp.	6,219	457,905
Wabtec Corp.	9,917	623,482
Zebra Technologies Corp. Class A (b)	5,263	239,624

		2,902,222

Manufacturing — 2.8%
Acuity Brands, Inc.	4,412	405,992
AptarGroup, Inc.	6,816	409,846
The Brink’s Co.	4,892	138,444
Carlisle Cos., Inc.	6,571	461,875
CLARCOR, Inc.	5,139	285,369
Crane Co.	5,024	309,830
Donaldson Co., Inc.	13,925	530,960
Harsco Corp.	8,309	206,894
ITT Corp.	9,301	334,371
Matthews International Corp. Class A	2,871	109,328
SPX Corp.	4,669	395,184
Teleflex, Inc.	4,245	349,279
Trinity Industries, Inc.	8,079	366,383

		4,303,755

Metal Fabricate & Hardware — 0.8%
Commercial Metals Co.	12,055	204,332
The Timken Co.	8,222	496,609
Valmont Industries, Inc.	2,758	383,114
Worthington Industries, Inc.	5,436	187,161

		1,271,216

Packaging & Containers — 0.9%
Greif, Inc. Class A	3,158	154,837
Packaging Corporation of America	10,124	577,979
Silgan Holdings, Inc.	4,549	213,803
Sonoco Products Co.	10,331	402,289

		1,348,908

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	5,128	345,627

	Number of Shares	Value
Transportation — 1.6%
Con-way, Inc.	5,821	$250,827
Genesee & Wyoming, Inc. Class A (b)	4,401	409,161
J.B. Hunt Transport Services, Inc.	9,406	685,979
Kirby Corp. (b)	5,849	506,231
Landstar System, Inc.	4,706	263,442
Matson, Inc.	4,414	115,779
UTI Worldwide, Inc.	9,390	141,883
Werner Enterprises, Inc.	4,721	110,141

		2,483,443

Trucking & Leasing — 0.2%
GATX Corp.	4,786	227,431

		26,354,334

Technology — 9.2%
Computers — 2.7%
3D Systems Corp. (a) (b)	9,734	525,539
Cadence Design Systems, Inc. (b)	29,245	394,807
Diebold, Inc.	6,586	193,365
DST Systems, Inc.	3,106	234,223
Jack Henry & Associates, Inc.	8,791	453,703
Lexmark International, Inc. Class A	6,482	213,906
Mentor Graphics Corp.	9,918	231,784
MICROS Systems, Inc. (b)	7,845	391,779
NCR Corp. (b)	17,096	677,173
Riverbed Technology, Inc. (b)	16,918	246,834
Synopsys, Inc. (b)	15,904	599,581

		4,162,694

Semiconductors — 2.2%
Advanced Micro Devices, Inc. (b) (a)	63,041	239,556
Atmel Corp. (b)	44,022	327,524
Cree, Inc. (b)	12,372	744,671
Cypress Semiconductor Corp.	14,125	131,928
Fairchild Semiconductor International, Inc. (b)	13,064	181,459
Integrated Device Technology, Inc. (b)	14,020	132,068
International Rectifier Corp. (b)	7,281	180,350
Intersil Corp. Class A	13,202	148,258
Rovi Corp. (b)	10,577	202,761
Semtech Corp. (b)	7,006	210,110
Silicon Laboratories, Inc. (b)	4,098	175,026
Skyworks Solutions, Inc. (b)	19,314	479,760
SunEdison, Inc. (b)	24,825	197,855

		3,351,326

Software — 4.3%
ACI Worldwide, Inc. (b)	4,060	219,484
Acxiom Corp. (b)	7,634	216,729
Advent Software, Inc.	4,252	135,001
Allscripts Healthcare Solutions, Inc. (b)	16,318	242,649

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ANSYS, Inc. (b)	9,523	$823,930
Broadridge Financial Solutions, Inc.	12,212	387,731
CommVault Systems, Inc. (b)	4,525	397,431
Compuware Corp.	22,102	247,542
Concur Technologies, Inc. (b)	4,848	535,704
Fair Isaac Corp.	3,663	202,491
Informatica Corp. (b)	11,149	434,476
Leidos Holdings, Inc.	7,505	341,605
ManTech International Corp. Class A (a)	2,378	68,391
MSCI, Inc. (b)	12,460	501,640
PTC, Inc. (b)	12,311	350,002
Science Applications International Corp. (b)	4,288	144,730
SEI Investments Co.	14,906	460,744
Solarwinds, Inc. (b)	6,759	236,970
Solera Holdings, Inc.	7,100	375,377
VeriFone Systems, Inc. (b)	11,255	257,289

		6,579,916

		14,093,936

Utilities — 4.4%
Electric — 2.7%
Alliant Energy Corp.	11,426	566,158
Black Hills Corp.	4,588	228,758
Cleco Corp.	6,245	280,026
Great Plains Energy, Inc.	15,845	351,759
Hawaiian Electric Industries, Inc. (a)	10,209	256,246
IDACORP, Inc.	5,173	250,373
MDU Resources Group, Inc.	19,454	544,129
NV Energy, Inc.	24,269	572,991
OGE Energy Corp.	20,433	737,427
Westar Energy, Inc.	13,082	400,963

		4,188,830

Gas — 1.4%
Atmos Energy Corp.	9,332	397,450
Energen Corp.	7,439	568,265
PNM Resources, Inc.	8,211	185,815
UGI Corp.	11,749	459,739
Vectren Corp.	8,477	282,708
WGL Holdings, Inc.	5,347	228,370

		2,122,347

Water — 0.3%
Aqua America, Inc.	18,176	449,492

		6,760,669

TOTAL COMMON STOCK (Cost $119,352,609)		145,572,172

TOTAL EQUITIES (Cost $119,352,609)		145,572,172

	Number of Shares	Value
MUTUAL FUNDS — 4.9%
Diversified Financial — 4.9%
State Street Navigator Securities Lending Prime Portfolio (c)	7,504,205	$7,504,205

TOTAL MUTUAL FUNDS (Cost $7,504,205)		7,504,205

TOTAL LONG-TERM INVESTMENTS (Cost $126,856,814)		153,076,377

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$3,520,951	3,520,951

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 10/17/13	10,000	10,000
U.S. Treasury Bill (e) 0.000% 10/17/13	280,000	279,990

		289,990

TOTAL SHORT-TERM INVESTMENTS (Cost $3,810,939)		3,810,941

TOTAL INVESTMENTS — 102.8% (Cost $130,667,753) (f)		156,887,318

Other Assets/(Liabilities) — (2.8)%		(4,324,614)

NET ASSETS — 100.0%		$152,562,704

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $7,318,726. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,520,952. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $3,592,733.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.6%

COMMON STOCK — 94.6%
Basic Materials — 3.4%
Chemicals — 1.8%
A. Schulman, Inc.	1,869	$55,062
Aceto Corp.	1,741	27,194
American Pacific Corp. (a)	376	20,590
American Vanguard Corp.	1,818	48,940
Axiall Corp.	4,496	169,904
Balchem Corp.	1,926	99,670
Chemtura Corp. (a)	6,342	145,803
Ferro Corp. (a)	4,604	41,942
H.B. Fuller Co.	3,244	146,596
Hawkins, Inc.	599	22,606
Innophos Holdings, Inc.	1,432	75,581
Innospec, Inc.	1,493	69,663
Intrepid Potash, Inc. (b)	3,475	54,488
KMG Chemicals, Inc.	521	11,457
Kraton Performance Polymers, Inc. (a)	2,066	40,473
Landec Corp. (a)	1,649	20,118
Minerals Technologies, Inc.	2,257	111,428
Oil-Dri Corp. of America	284	9,582
Olin Corp.	5,184	119,595
OM Group, Inc. (a)	2,032	68,641
OMNOVA Solutions, Inc. (a)	2,985	25,522
Penford Corp. (a)	671	9,609
PolyOne Corp.	6,414	196,974
Quaker Chemical Corp.	835	60,997
Sensient Technologies Corp.	3,220	154,206
Stepan Co.	1,232	71,123
Taminco Corp. (a)	1,002	20,341
Zep, Inc.	1,438	23,382
Zoltek Cos., Inc. (a)	1,748	29,174

		1,950,661

Forest Products & Paper — 0.7%
Boise, Inc.	6,408	80,741
Clearwater Paper Corp. (a)	1,451	69,314
Deltic Timber Corp.	708	46,119
KapStone Paper and Packaging Corp.	2,640	112,992
Neenah Paper, Inc.	1,017	39,978
Orchids Paper Products Co.	385	10,653
P.H. Glatfelter Co.	2,804	75,904
Potlatch Corp.	2,621	104,001
Resolute Forest Products (a) (b)	4,587	60,640
Schweitzer-Mauduit International, Inc.	2,027	122,695
Wausau Paper Corp.	3,140	40,789
Xerium Technologies, Inc. (a)	753	8,727

		772,553

Iron & Steel — 0.1%
AK Steel Holding Corp. (a) (b)	8,627	32,351
Olympic Steel, Inc.	576	16,001

	Number of Shares	Value
Schnitzer Steel Industries, Inc. Class A	1,633	$44,973
Shiloh Industries, Inc.	331	4,336
Universal Stainless & Alloy (a)	439	14,281

		111,942

Mining — 0.8%
Allied Nevada Gold Corp. (a) (b)	6,594	27,563
AMCOL International Corp.	1,763	57,615
Century Aluminum Co. (a)	3,264	26,275
Coeur d’Alene Mines Corp. (a)	6,604	79,578
General Moly, Inc. (a) (b)	3,978	6,564
Globe Specialty Metals, Inc.	4,219	65,015
Gold Resource Corp. (b)	2,101	13,930
Hecla Mining Co. (b)	21,750	68,295
Horsehead Holding Corp. (a)	2,797	34,851
Kaiser Aluminum Corp.	1,227	87,424
Materion Corp.	1,303	41,774
Midway Gold Corp. (a) (b)	11,192	10,688
Molycorp, Inc. (a) (b)	7,872	51,640
Noranda Aluminum Holding Corp.	2,558	6,293
Paramount Gold and Silver Corp. (a) (b)	8,637	11,142
RTI International Metals, Inc. (a)	1,986	63,631
Stillwater Mining Co. (a)	7,675	84,502
United States Lime & Minerals, Inc. (a)	134	7,852
Ur-Energy, Inc. (a) (b)	7,598	8,814
Uranium Energy Corp. (a) (b)	5,418	12,190
US Silica Holdings, Inc. (b)	1,361	33,889

		799,525

		3,634,681

Communications — 6.8%
Advertising — 0.1%
Harte-Hanks, Inc.	2,731	24,115
Marchex, Inc. Class B	1,348	9,813
Marin Software, Inc. (a)	644	8,082
MDC Partners, Inc.	1,602	44,824
Millennial Media, Inc. (a) (b)	2,237	15,816
Valuevision Media, Inc. Class A (a)	2,501	10,879

		113,529

Internet — 2.7%
1-800-Flowers.com, Inc. Class A (a)	1,809	8,918
The Active Network, Inc. (a)	3,427	49,040
Angie’s List, Inc. (a) (b)	2,766	62,235
Bankrate, Inc. (a)	2,935	60,373
Bazaarvoice, Inc. (a) (b)	3,049	27,685
Blucora, Inc. (a)	2,686	61,724
Blue Nile, Inc. (a)	787	32,212
Boingo Wireless, Inc. (a) (b)	1,354	9,478
Brightcove, Inc. (a)	1,784	20,070
ChannelAdvisor Corp. (a)	380	13,919

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cogent Communications Group, Inc.	3,060	$98,685
Comscore, Inc. (a)	2,335	67,645
Constant Contact, Inc. (a)	1,949	46,172
Covisint Corp. (a)	26	333
CyrusOne, Inc.	1,217	23,099
Dealertrack Technologies, Inc. (a)	2,815	120,595
Dice Holdings, Inc. (a)	2,569	21,862
Digital River, Inc. (a)	2,236	39,957
EarthLink, Inc.	6,527	32,309
eGain Corp. (a)	808	12,193
ePlus, Inc.	240	12,403
FireEye, Inc. (a)	9	374
Global Eagle Entertainment, Inc. (a)	1,361	12,712
Global Sources Ltd. (a)	1,126	8,355
HealthStream, Inc. (a)	1,278	48,411
ICG Group, Inc. (a)	2,414	34,255
Internap Network Services Corp. (a)	3,394	23,588
IntraLinks Holdings, Inc. (a)	2,435	21,428
Limelight Networks, Inc. (a)	3,041	5,869
Lionbridge Technologies, Inc. (a)	3,697	13,642
Liquidity Services, Inc. (a) (b)	1,578	52,958
magicJack VocalTec Ltd. (a)	1,178	15,161
Marketo, Inc. (a)	442	14,091
ModusLink Global Solutions, Inc. (a)	2,160	5,918
Move, Inc. (a)	2,530	42,883
Net Element International, Inc. (a) (b)	176	810
NIC, Inc.	4,203	97,131
Nutrisystem, Inc.	1,821	26,186
OpenTable, Inc. (a)	1,474	103,151
Orbitz Worldwide, Inc. (a)	1,525	14,686
Overstock.com, Inc. (a)	710	21,066
PC-Tel, Inc.	1,179	10,434
Perficient, Inc. (a)	2,126	39,033
QuinStreet, Inc. (a)	1,985	18,758
ReachLocal, Inc. (a) (b)	741	8,825
RealNetworks, Inc. (a)	1,363	11,667
Reis, Inc. (a)	590	9,540
Responsys, Inc. (a)	2,337	38,560
RetailMeNot, Inc. (a)	616	21,911
RingCentral, Inc. (a)	43	775
Safeguard Scientifics, Inc. (a)	1,336	20,962
Sapient Corp. (a)	7,132	111,045
Shutterfly, Inc. (a)	2,455	137,185
Shutterstock, Inc. (a)	471	34,251
Sourcefire, Inc. (a)	2,005	152,220
Spark Networks, Inc. (a)	1,254	10,433
SPS Commerce, Inc. (a)	982	65,715
Stamps.com, Inc. (a)	829	38,076
support.com, Inc. (a)	3,188	17,375
TechTarget, Inc. (a)	1,051	5,244
TeleCommunication Systems, Inc. Class A (a)	3,336	8,207
Textura Corp. (a)	346	14,906

	Number of Shares	Value
Towerstream Corp. (a)	3,975	$11,368
Travelzoo, Inc. (a)	502	13,323
Tremor Video, Inc. (a)	512	4,726
Trulia, Inc. (a)	1,800	84,654
United Online, Inc.	6,111	48,766
Unwired Planet, Inc. (a)	6,208	10,740
ValueClick, Inc. (a)	4,934	102,874
VASCO Data Security International, Inc. (a)	1,852	14,612
VirnetX Holding Corp. (a) (b)	2,680	54,672
Vitacost.com, Inc. (a)	1,394	11,849
Vocus, Inc. (a)	1,190	11,079
Web.com Group, Inc. (a)	2,723	88,062
WebMD Health Corp. (a)	2,077	59,402
XO Group, Inc. (a)	1,698	21,938
Yelp, Inc. (a)	1,920	127,066
YuMe, Inc. (a) (b)	399	4,229
Zix Corp. (a)	3,922	19,179

		2,847,243

Media — 0.9%
Acacia Research	3,213	74,092
AH Belo Corp. Class A	1,346	10,566
Beasley Broadcasting Group, Inc.	293	2,546
Belo Corp. Class A	6,589	90,269
Central European Media Enterprises Ltd. Class A (a)	4,861	25,618
Courier Corp.	723	11,438
Crown Media Holdings, Inc. Class A (a)	2,397	7,383
Cumulus Media, Inc. Class A (a)	4,780	25,334
Daily Journal Corp. (a)	64	9,407
Demand Media, Inc. (a) (b)	2,293	14,492
Dex Media, Inc. (a)	1,087	8,837
Digital Generation, Inc. (a)	1,537	19,873
The E.W. Scripps Co. Class A (a)	1,987	36,461
Entercom Communications Corp. Class A (a)	1,516	13,311
Entravision Communications Corp. Class A	3,504	20,674
Gray Television, Inc. (a)	3,195	25,081
Hemisphere Media Group, Inc. (a) (b)	499	5,863
Journal Communications, Inc. Class A (a)	2,803	23,966
Martha Stewart Living Omnimedia, Inc. (a)	1,463	3,365
The McClatchy Co. Class A (a) (b)	3,676	11,028
Media General, Inc. Class A (a) (b)	1,244	17,739
Meredith Corp. (b)	2,310	110,002
The New York Times Co. Class A (a)	8,356	105,035
Nexstar Broadcasting Group, Inc. Class A	1,911	85,049
Saga Communications, Inc. Class A	308	13,669
Salem Communications Corp. Class A	585	4,844

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Scholastic Corp.	1,680	$48,132
Sinclair Broadcast Group, Inc. Class A	4,413	147,924
World Wrestling Entertainment, Inc. Class A	1,836	18,672

		990,670

Telecommunications — 3.1%
8x8, Inc. (a)	4,583	46,151
ADTRAN, Inc.	3,841	102,324
Alliance Fiber Optic Products, Inc. (b)	731	14,964
Anaren, Inc. (a)	739	18,845
Anixter International, Inc. (a)	1,746	153,054
ARRIS Group, Inc. (a)	7,520	128,291
Aruba Networks, Inc. (a)	7,357	122,420
Atlantic Tele-Network, Inc.	583	30,392
Aviat Networks, Inc. (a)	3,903	10,070
Black Box Corp.	1,026	31,437
CalAmp Corp. (a)	2,230	39,315
Calix, Inc. (a)	2,546	32,411
Cbeyond, Inc. (a)	1,705	10,929
Ciena Corp. (a)	6,545	163,494
Cincinnati Bell, Inc. (a)	13,146	35,757
Comtech Telecommunications Corp.	1,075	26,144
Comverse, Inc. (a)	1,411	45,081
Consolidated Communications Holdings, Inc. (b)	2,652	45,720
Cyan, Inc. (a) (b)	422	4,241
DigitalGlobe, Inc. (a)	4,804	151,903
Extreme Networks, Inc. (a)	5,914	30,871
Fairpoint Communications, Inc. (a) (b)	1,308	12,491
Finisar Corp. (a)	6,029	136,436
General Communication, Inc. Class A (a)	1,993	18,973
Gigamon, Inc. (a)	507	19,590
Globecomm Systems, Inc. (a)	1,512	21,213
Gogo, Inc. (a)	721	12,812
Harmonic, Inc. (a)	6,450	49,601
Hawaiian Telcom Holdco, Inc. (a) (b)	657	17,476
HickoryTech Corp.	1,082	12,313
IDT Corp. Class B	979	17,377
Infinera Corp. (a)	7,535	85,221
Inteliquent, Inc.	2,067	19,967
InterDigital, Inc. (b)	2,667	99,559
Iridium Communications, Inc. (a) (b)	4,078	28,057
Ixia (a)	3,588	56,224
KVH Industries, Inc. (a)	995	13,731
Leap Wireless International, Inc. (a) (b)	3,429	54,144
Loral Space & Communications, Inc.	856	57,977
Lumos Networks Corp.	982	21,280
Mastec, Inc. (a)	3,840	116,352
Neonode, Inc. (a) (b)	1,800	11,556
NeoPhotonics Corp. (a)	1,430	10,568
NETGEAR, Inc. (a)	2,515	77,613

	Number of Shares	Value
NII Holdings, Inc. (a) (b)	11,249	$68,281
NTELOS Holdings Corp.	973	18,292
Numerex Corp. (a)	997	10,917
Oplink Communications, Inc. (a)	1,215	22,866
ORBCOMM, Inc. (a)	2,259	11,905
Parkervision, Inc. (a) (b)	5,623	18,837
Plantronics, Inc.	2,796	128,756
Preformed Line Products Co.	161	11,581
Premiere Global Services, Inc. (a)	3,055	30,428
Primus Telecommunications Group, Inc.	997	3,380
Procera Networks, Inc. (a) (b)	1,306	20,230
RF Micro Devices, Inc. (a)	18,219	102,755
RigNet, Inc. (a)	752	27,237
Ruckus Wireless, Inc. (a)	2,766	46,552
Shenandoah Telecom Co.	1,526	36,777
ShoreTel, Inc. (a)	3,742	22,602
Sonus Networks, Inc. (a)	13,704	46,320
Straight Path Communications, Inc. (a)	652	3,430
Symmetricom, Inc. (a)	2,618	12,619
TeleNav, Inc. (a)	1,276	7,452
Tellabs, Inc.	22,593	51,286
Tessco Technologies, Inc.	350	11,795
Ubiquiti Networks, Inc. (b)	800	26,872
USA Mobility, Inc.	1,388	19,654
ViaSat, Inc. (a)	2,551	162,626
Vonage Holdings Corp. (a)	9,873	31,001
Vringo, Inc. (a) (b)	4,261	12,272
West Corp.	1,350	29,930
Westell Technologies, Inc. (a)	2,840	9,514

		3,220,512

		7,171,954

Consumer, Cyclical — 13.3%
Airlines — 0.7%
Allegiant Travel Co.	971	102,304
Hawaiian Holdings, Inc. (a) (b)	3,294	24,507
JetBlue Airways Corp. (a)	15,057	100,280
Republic Airways Holdings, Inc. (a)	3,124	37,176
SkyWest, Inc.	3,431	49,818
Spirit Airlines, Inc. (a)	3,888	133,242
US Airways Group, Inc. (a)	12,373	234,592

		681,919

Apparel — 0.9%
American Apparel, Inc. (a) (b)	4,512	5,866
Crocs, Inc. (a)	5,743	78,162
G-III Apparel Group Ltd. (a)	1,066	58,193
Iconix Brand Group, Inc. (a)	3,681	122,283
The Jones Group, Inc.	5,214	78,262
Maidenform Brands, Inc. (a)	1,478	34,718
Oxford Industries, Inc.	883	60,026
Perry Ellis International, Inc.	783	14,752
Quiksilver, Inc. (a)	8,419	59,186

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RG Barry Corp.	634	$11,989
Skechers U.S.A., Inc. Class A (a)	2,523	78,490
Steven Madden Ltd. (a)	2,583	139,043
Unifi, Inc. (a)	949	22,169
Weyco Group, Inc.	414	11,724
Wolverine World Wide, Inc.	3,220	187,501

		962,364

Auto Manufacturers — 0.1%
Wabash National Corp. (a)	4,350	50,721

Automotive & Parts — 1.0%
Accuride Corp. (a)	2,547	13,092
American Axle & Manufacturing Holdings, Inc. (a)	4,367	86,117
Commercial Vehicle Group, Inc. (a)	1,520	12,099
Cooper Tire & Rubber Co.	4,088	125,910
Dana Holding Corp.	9,456	215,975
Dorman Products, Inc.	1,641	81,312
Douglas Dynamics, Inc.	1,415	20,843
Federal-Mogul Corp. (a)	1,250	20,987
Fuel Systems Solutions, Inc. (a)	892	17,537
Gentherm, Inc. (a)	2,122	40,488
Meritor, Inc. (a)	6,184	48,606
Miller Industries, Inc.	721	12,243
Modine Manufacturing Co. (a)	2,998	43,861
Remy International, Inc.	887	17,953
Spartan Motors, Inc.	2,170	13,172
Standard Motor Products, Inc.	1,259	40,489
Superior Industries International, Inc.	1,475	26,299
Tenneco, Inc. (a)	3,913	197,606
Titan International, Inc. (b)	3,399	49,761
Tower International, Inc. (a)	443	8,856

		1,093,206

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (a)	3,145	115,956
BlueLinx Holdings, Inc. (a)	1,782	3,475
Chindex International, Inc. (a)	760	12,958
Core-Mark Holding Co., Inc.	729	48,435
Houston Wire & Cable Co.	1,139	15,342
MWI Veterinary Supply, Inc. (a)	827	123,521
Owens & Minor, Inc.	4,086	141,335
Pool Corp.	2,990	167,829
Rentrak Corp. (a)	664	21,659
ScanSource, Inc. (a)	1,832	63,387
Speed Commerce, Inc. (a)	2,896	9,499
United Stationers, Inc.	2,623	114,100
Watsco, Inc.	1,651	155,640

		993,136

Entertainment — 0.8%
Ascent Media Corp. Series A (a)	923	74,412
Carmike Cinemas, Inc. (a)	1,492	32,944
Churchill Downs, Inc.	896	77,522

	Number of Shares	Value
International Speedway Corp. Class A	1,831	$59,141
Isle of Capri Casinos, Inc. (a)	1,302	9,843
Marriott Vacations Worldwide Corp. (a)	1,895	83,380
National CineMedia, Inc.	3,714	70,046
Pinnacle Entertainment, Inc. (a)	3,788	94,890
Reading International, Inc. (a)	998	6,557
Scientific Games Corp. Class A (a)	3,031	49,011
SHFL Entertainment, Inc. (a)	3,574	82,202
Speedway Motorsports, Inc.	738	13,210
Vail Resorts, Inc.	2,308	160,129

		813,287

Home Builders — 0.7%
Beazer Homes USA, Inc. (a) (b)	1,601	28,818
Cavco Industries, Inc. (a)	447	25,457
Hovnanian Enterprises, Inc. Class A (a) (b)	7,208	37,698
KB Home (b)	5,423	97,722
M.D.C. Holdings, Inc.	2,488	74,665
M/I Homes, Inc. (a)	1,544	31,837
Meritage Home Corp. (a)	2,347	100,803
The Ryland Group, Inc.	2,980	120,809
Standard Pacific Corp. (a)	9,437	74,647
TRI Pointe Homes, Inc. (a)	953	13,990
UCP, Inc. (a)	525	7,791
WCI Communities, Inc. (a)	453	7,819
William Lyon Homes Class A (a)	879	17,861
Winnebago Industries, Inc. (a)	1,781	46,235

		686,152

Home Furnishing — 0.3%
American Woodmark Corp. (a)	634	21,968
Bassett Furniture Industries, Inc.	701	11,349
DTS, Inc. (a)	1,162	24,402
Ethan Allen Interiors, Inc.	1,590	44,313
Flexsteel Industries, Inc.	344	8,590
Hooker Furniture Corp.	661	9,882
Kimball International, Inc. Class B	2,068	22,934
La-Z-Boy, Inc.	3,341	75,874
Universal Electronics, Inc. (a)	957	34,481
VOXX International Corp. (a)	1,188	16,276

		270,069

Housewares — 0.1%
EveryWare Global, Inc. (a)	674	7,683
Libbey, Inc. (a)	1,345	31,984
Lifetime Brands, Inc.	661	10,107
National Presto Industries, Inc. (b)	305	21,475

		71,249

Leisure Time — 0.7%
Arctic Cat, Inc.	837	47,751
Black Diamond, Inc. (a)	1,442	17,535
Brunswick Corp.	5,826	232,516
Callaway Golf Co. (b)	4,516	32,154

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ClubCorp Holdings, Inc. (a) (b)	217	$3,326
Diamond Resorts International, Inc. (a)	1,165	21,914
Fox Factory Holding Corp. (a)	651	12,545
Interval Leisure Group, Inc.	2,582	61,013
Johnson Outdoors, Inc. (a)	347	9,306
LIFE TIME FITNESS, Inc. (a)	2,772	142,675
Marine Products Corp.	593	5,384
Multimedia Games Holding Co. (a)	1,833	63,330
Nautilus, Inc. (a)	1,974	14,252
Town Sports International Holdings, Inc.	1,518	19,704
WMS Industries, Inc. (a)	3,544	91,967

		775,372

Lodging — 0.2%
Boyd Gaming Corp. (a)	4,411	62,415
Caesars Entertainment Corp. (a) (b)	2,346	46,240
Marcus Corp.	1,177	17,102
Monarch Casino & Resort, Inc. (a)	511	9,699
Morgans Hotel Group Co. (a)	1,680	12,919
Orient-Express Hotels Ltd. (a)	6,240	80,995

		229,370

Office Furnishings — 0.4%
Herman Miller, Inc.	3,796	110,767
HNI Corp.	2,946	106,586
Interface, Inc.	3,872	76,821
Knoll, Inc.	3,181	53,886
Steelcase, Inc. Class A	5,483	91,128

		439,188

Retail — 6.0%
Aeropostale, Inc. (a) (b)	4,984	46,850
AFC Enterprises, Inc. (a)	1,516	66,082
America’s Car-Mart, Inc. (a)	512	23,096
ANN, Inc. (a)	3,050	110,471
Asbury Automotive Group, Inc. (a)	2,017	107,304
Barnes & Noble, Inc. (a)	2,567	33,217
bebe stores, Inc.	2,210	13,459
Big 5 Sporting Goods Corp.	1,068	17,173
Biglari Holdings, Inc. (a)	92	37,966
BJ’s Restaurants, Inc. (a)	1,565	44,947
Bloomin’ Brands, Inc. (a)	3,596	84,902
Bob Evans Farms, Inc.	1,805	103,372
Body Central Corp. (a)	1,179	7,192
The Bon-Ton Stores, Inc. (b)	804	8,482
Bravo Brio Restaurant Group, Inc. (a)	1,241	18,739
Brown Shoe Co., Inc.	2,834	66,514
The Buckle, Inc. (b)	1,811	97,885
Buffalo Wild Wings, Inc. (a)	1,209	134,465
Carrols Restaurant Group, Inc. (a)	1,673	10,205
Casey’s General Stores, Inc.	2,465	181,177
Cash America International, Inc.	1,856	84,040
The Cato Corp. Class A	1,822	50,980
CEC Entertainment, Inc.	1,128	51,730
The Cheesecake Factory, Inc.	3,427	150,617

	Number of Shares	Value
The Children’s Place Retail Store, Inc. (a)	1,502	$86,906
Christopher & Banks Corp. (a)	2,309	16,648
Chuy’s Holdings, Inc. (a)	1,030	36,967
Citi Trends, Inc. (a)	984	17,200
Columbia Sportswear Co. (b)	853	51,376
Conn’s, Inc. (a)	1,464	73,259
Cracker Barrel Old Country Store, Inc.	1,266	130,702
Del Frisco’s Restaurant Group, Inc. (a)	679	13,695
Denny’s Corp. (a)	5,818	35,606
Destination Maternity Corp.	862	27,412
Destination XL Group, Inc. (a)	2,676	17,314
DineEquity, Inc.	1,076	74,244
Diversified Restaurant Holdings, Inc. (a)	837	5,491
Einstein Noah Restaurant Group, Inc.	371	6,426
Express, Inc. (a)	5,504	129,839
EZCORP, Inc. Class A (a)	3,242	54,725
Fiesta Restaurant Group, Inc. (a)	1,259	47,414
The Finish Line, Inc. Class A	3,216	79,982
First Cash Financial Services, Inc. (a)	1,887	109,352
Five Below, Inc. (a)	2,126	93,012
Francesca’s Holdings Corp. (a) (b)	2,795	52,099
Fred’s, Inc. Class A	2,458	38,468
Genesco, Inc. (a)	1,556	102,042
Gordmans Stores, Inc.	515	5,794
Group 1 Automotive, Inc.	1,406	109,218
Haverty Furniture Cos., Inc.	1,257	30,834
hhgregg, Inc. (a) (b)	817	14,632
Hibbett Sports, Inc. (a) (b)	1,686	94,669
HSN, Inc.	2,185	117,160
Ignite Restaurant Group, Inc. (a)	498	7,729
Insight Enterprises, Inc. (a)	2,767	52,352
Jack in the Box, Inc. (a)	2,872	114,880
Jamba, Inc. (a)	1,060	14,183
Jos. A. Bank Clothiers, Inc. (a)	1,821	80,051
Kirkland’s, Inc. (a)	887	16,356
Krispy Kreme Doughnuts, Inc. (a)	4,262	82,427
Lithia Motors, Inc. Class A	1,439	104,989
Luby’s, Inc. (a)	1,268	9,104
Lumber Liquidators Holdings, Inc. (a) (b)	1,766	188,344
MarineMax, Inc. (a)	1,484	18,105
Mattress Firm Holding Corp. (a) (b)	853	27,125
The Men’s Wearhouse, Inc.	3,252	110,731
Movado Group, Inc.	1,122	49,087
Nathan’s Famous, Inc. (a)	173	9,131
New York & Co., Inc. (a)	1,753	10,132
Noodles & Co. (a)	402	17,230
Office Depot, Inc. (a)	16,058	77,560
OfficeMax, Inc.	5,686	72,724
Pacific Sunwear of California, Inc. (a)	3,299	9,897
The Pantry, Inc. (a)	1,495	16,565
Papa John’s International, Inc.	1,043	72,885

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PC Connection, Inc.	674	$10,171
Penske Auto Group, Inc.	2,729	116,610
The PEP Boys-Manny, Moe & Jack (a)	3,380	42,149
Pier 1 Imports, Inc.	6,120	119,462
PriceSmart, Inc.	1,220	116,193
RadioShack Corp. (a) (b)	6,330	21,585
Red Robin Gourmet Burgers, Inc. (a)	899	63,919
Regis Corp.	3,024	44,392
Restoration Hardware Holdings, Inc. (a)	1,153	73,043
Rite Aid Corp. (a)	47,069	224,048
Roundy’s, Inc.	1,603	13,786
Ruby Tuesday, Inc. (a)	3,870	29,025
Rue21, Inc. (a) (b)	931	37,557
Rush Enterprises, Inc. Class A (a)	2,277	60,363
Ruth’s Hospitality Group, Inc.	2,276	26,993
Saks, Inc. (a)	6,755	107,675
Sears Hometown & Outlet Stores, Inc. (a)	550	17,462
Select Comfort Corp. (a)	3,615	88,025
Shoe Carnival, Inc.	954	25,768
Sonic Automotive, Inc. Class A	2,554	60,785
Sonic Corp. (a)	3,562	63,225
Stage Stores, Inc.	2,078	39,898
Stein Mart, Inc.	1,759	24,133
Susser Holdings Corp. (a)	1,184	62,930
Systemax, Inc.	624	5,784
Texas Roadhouse, Inc.	4,040	106,171
Tile Shop Holdings, Inc. (a)	1,173	34,592
Tilly’s, Inc. (a)	694	10,070
Titan Machinery, Inc. (a) (b)	1,091	17,532
Trans World Entertainment Corp.	826	3,824
Tuesday Morning Corp. (a)	2,721	41,550
Vera Bradley, Inc. (a) (b)	1,374	28,249
Vitamin Shoppe, Inc. (a)	1,972	86,275
West Marine, Inc. (a)	1,084	13,225
The Wet Seal, Inc. Class A (a)	5,655	22,224
Winmark Corp.	143	10,541
Zale Corp. (a)	2,063	31,358
Zumiez, Inc. (a)	1,340	36,897

		6,322,427

Storage & Warehousing — 0.1%
Mobile Mini, Inc. (a)	2,496	85,014
Wesco Aircraft Holdings, Inc. (a)	2,613	54,690

		139,704

Textiles — 0.4%
Culp, Inc.	477	8,925
Fifth & Pacific Cos., Inc. (a)	7,722	194,054
G&K Services, Inc. Class A	1,279	77,239
Tumi Holdings, Inc.	3,039	61,236
UniFirst Corp.	951	99,303

		440,757

	Number of Shares	Value
Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (b)	1,470	$6,600
LeapFrog Enterprises, Inc. (a) (b)	4,047	38,123

		44,723

		14,013,644

Consumer, Non-cyclical — 19.4%
Agriculture — 0.3%
Alico, Inc.	204	8,399
Alliance One International, Inc. (a)	5,562	16,185
Griffin Land & Nurseries, Inc.	144	4,622
Limoneira Co.	637	16,358
Star Scientific, Inc. (a) (b)	10,565	20,179
Tejon Ranch Co. (a)	878	27,078
The Andersons, Inc.	1,217	85,068
Universal Corp. (b)	1,522	77,516
Vector Group Ltd. (b)	4,128	66,454

		321,859

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	532	129,920
Coca-Cola Bottling Co. Consolidated	295	18,473
Craft Brew Alliance, Inc. (a)	756	10,160
Farmer Bros Co. (a)	421	6,340
National Beverage Corp.	721	12,877

		177,770

Biotechnology — 2.3%
Acceleron Pharma, Inc. (a)	111	2,468
Acorda Therapeutics, Inc. (a)	2,631	90,191
Aegerion Pharmaceuticals, Inc. (a)	1,861	159,506
Affymetrix, Inc. (a) (b)	4,516	27,999
AMAG Pharmaceuticals, Inc. (a)	1,368	29,385
Arena Pharmaceuticals, Inc. (a) (b)	14,159	74,618
Arqule, Inc. (a)	4,253	9,909
Astex Pharmaceuticals (a)	6,006	50,931
Avant Immunotherapeutics, Inc. (a)	5,220	184,945
AVEO Pharmaceuticals, Inc. (a)	3,559	7,367
BIND Therapeutics, Inc. (a)	94	1,327
Biotime, Inc. (a) (b)	2,622	9,964
Bluebird Bio, Inc. (a)	456	12,294
Cambrex Corp. (a)	1,907	25,172
Cell Therapeutics, Inc. (a) (b)	6,905	11,324
Cellular Dynamics International, Inc. (a)	260	4,787
Chelsea Therapeutics International Ltd. (a)	4,228	12,726
Coronado Biosciences, Inc. (a) (b)	1,719	12,067
CryoLife, Inc.	1,739	12,173
Curis, Inc. (a)	5,105	22,768
Cytokinetics, Inc. (a)	1,688	12,812
Dendreon Corp. (a) (b)	9,988	29,265
Dynavax Technologies Corp. (a)	11,599	13,919

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Enzon Pharmaceuticals, Inc.	2,846	$4,781
Epizyme, Inc. (a) (b)	375	15,049
Exact Sciences Corp. (a)	4,468	52,767
Exelixis, Inc. (a) (b)	11,998	69,828
Fibrocell Science, Inc. (a) (b)	1,315	5,760
Foundation Medicine, Inc. (a)	6	238
Galena Biopharma, Inc. (a) (b)	6,755	15,334
Geron Corp. (a)	8,280	27,738
GTx, Inc. (a) (b)	1,369	2,752
Halozyme Therapeutics, Inc. (a) (b)	5,638	62,243
Harvard Bioscience, Inc. (a)	1,839	9,673
Immunogen, Inc. (a)	5,498	93,576
Immunomedics, Inc. (a) (b)	4,652	28,796
Insmed, Inc. (a) (b)	2,196	34,280
Integra LifeSciences Holdings (a)	1,270	51,117
Intercept Pharmaceuticals, Inc. (a)	455	31,409
InterMune, Inc. (a)	5,313	81,661
Intrexon Corp. (a) (b)	766	18,147
Ironwood Pharmaceuticals, Inc. (a)	6,075	71,989
KYTHERA Biopharmaceuticals, Inc. (a) (b)	647	29,568
Lexicon Pharmaceuticals, Inc. (a)	14,412	34,156
Ligand Pharmaceuticals, Inc. (a)	1,131	48,950
Marrone Bio Innovations, Inc. (a)	373	6,285
MEI Pharma, Inc. (a)	555	6,294
Merrimack Pharmaceuticals, Inc. (a) (b)	6,129	23,290
Momenta Pharmaceuticals, Inc. (a)	2,994	43,084
Nanosphere, Inc. (a)	3,274	6,548
NeoGenomics, Inc. (a)	1,894	5,682
NewLink Genetics Corp. (a) (b)	1,070	20,095
Novavax, Inc. (a)	8,569	27,078
NPS Pharmaceuticals, Inc. (a)	6,478	206,065
Omeros Corp. (a) (b)	1,892	18,447
OncoGenex Pharmaceutical, Inc. (a)	1,093	10,132
OncoMed Pharmaceuticals, Inc. (a)	325	4,976
Onconova Therapeutics, Inc. (a)	399	10,562
OvaScience, Inc. (a)	500	4,955
Pacific Biosciences of California, Inc. (a)	2,989	16,529
PDL BioPharma, Inc. (b)	9,206	73,372
Peregrine Pharmaceuticals, Inc. (a) (b)	9,216	12,995
Prothena Corp. PLC (a)	754	15,253
PTC Therapeutics, Inc. (a)	635	13,627
Puma Biotechnology, Inc. (a)	1,442	77,378
Repligen Corp. (a)	1,992	22,091
RTI Biologics, Inc. (a)	3,579	13,385
Sangamo Biosciences, Inc. (a) (b)	3,988	41,794
Sequenom, Inc. (a) (b)	7,309	19,515
Spectrum Pharmaceuticals, Inc.	4,011	33,652
Stemline Therapeutics, Inc. (a)	581	26,313
Sunesis Pharmaceuticals, Inc. (a)	2,292	11,368
Verastem, Inc. (a)	1,195	14,866
Vical, Inc. (a)	4,173	5,216

	Number of Shares	Value
XOMA Corp. (a) (b)	4,394	$19,685
ZIOPHARM Oncology, Inc. (a) (b)	4,257	16,815

		2,435,076

Commercial Services — 5.8%
ABM Industries, Inc.	3,550	94,501
Accretive Health, Inc. (a) (b)	3,738	34,091
The Advisory Board Co. (a)	2,289	136,150
Albany Molecular Research, Inc. (a)	1,480	19,077
American Public Education, Inc. (a)	1,119	42,298
AMN Healthcare Services, Inc. (a)	2,928	40,289
Barrett Business Services, Inc.	448	30,155
Bridgepoint Education, Inc. (a)	1,165	21,017
Bright Horizons Family Solutions, Inc. (a)	753	26,980
Capella Education Co. (a)	702	39,705
Cardtronics, Inc. (a)	2,902	107,664
Career Education Corp. (a)	3,277	9,045
Carriage Services, Inc.	999	19,381
CBIZ, Inc. (a)	2,423	18,027
CDI Corp.	899	13,764
Cenveo, Inc. (a) (b)	3,843	11,337
Chemed Corp. (b)	1,228	87,802
Consolidated Graphics, Inc. (a)	461	25,844
Convergys Corp.	6,778	127,087
Corinthian Colleges, Inc. (a)	5,045	11,049
The Corporate Executive Board Co.	2,163	157,077
Corvel Corp. (a)	726	26,840
CoStar Group, Inc. (a)	1,840	308,936
CRA International, Inc. (a)	644	11,991
Cross Country Healthcare, Inc. (a)	1,658	10,047
Deluxe Corp.	3,280	136,645
Education Management Corp. (a)	1,523	13,890
Electro Rent Corp.	1,198	21,732
Euronet Worldwide, Inc. (a)	3,220	128,156
EVERTEC, Inc.	1,872	41,577
ExamWorks Group, Inc. (a)	1,924	50,005
Exlservice Holdings, Inc. (a)	2,140	60,947
Exponent, Inc.	866	62,213
Forrester Research, Inc.	797	29,298
Franklin Covey Co. (a)	537	9,639
FTI Consulting, Inc. (a)	2,614	98,809
The Geo Group, Inc.	4,607	153,183
Global Cash Access Holdings, Inc. (a)	4,202	32,818
Grand Canyon Education, Inc. (a)	2,936	118,262
Great Lakes Dredge & Dock Co.	3,774	28,003
Green Dot Corp. Class A (a)	1,640	43,181
H&E Equipment Services, Inc. (a)	1,886	50,092
The Hackett Group, Inc.	1,570	11,194
Healthcare Services Group, Inc.	4,422	113,911
Heartland Payment Systems, Inc. (b)	2,357	93,620
Heidrick & Struggles International, Inc.	1,149	21,900
Hillenbrand, Inc.	3,565	97,574

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HMS Holdings Corp. (a)	5,664	$121,833
Huron Consulting Group, Inc. (a)	1,517	79,809
ICF International, Inc. (a)	1,257	44,510
Insperity, Inc.	1,433	53,881
Intersections, Inc.	690	6,051
ITT Educational Services, Inc. (a)	1,483	45,973
JTH Holding, Inc. Class A (a)	242	4,586
K12, Inc. (a) (b)	1,727	53,330
Kelly Services, Inc. Class A	1,722	33,527
Kforce, Inc.	1,722	30,462
Korn/Ferry International (a)	3,095	66,233
Landauer, Inc.	606	31,057
LifeLock, Inc. (a)	3,990	59,172
Lincoln Educational Services Corp.	1,687	7,777
Live Nation Entertainment, Inc. (a)	9,063	168,119
Mac-Gray Corp.	764	11,124
MAXIMUS, Inc.	4,405	198,401
McGrath RentCorp	1,657	59,155
Medifast, Inc. (a)	873	23,475
MoneyGram International, Inc. (a)	1,358	26,590
Monro Muffler Brake, Inc.	2,030	94,375
Monster Worldwide, Inc. (a)	7,397	32,695
Multi-Color Corp.	779	26,431
National Research Corp. Class A (a)	592	11,147
Navigant Consulting, Inc. (a)	3,335	51,559
Odyssey Marine Exploration, Inc. (a) (b)	5,004	15,062
On Assignment, Inc. (a)	2,967	97,911
PAREXEL International Corp. (a)	3,666	184,143
Pendrell Corp. (a)	10,307	19,996
Performant Financial Corp. (a)	1,420	15,506
PHH Corp. (a) (b)	3,710	88,075
PRG-Schultz International, Inc. (a)	1,771	11,086
Providence Service Corp. (a)	675	19,366
Quad/Graphics, Inc.	1,653	50,185
Rent-A-Center, Inc.	3,442	131,140
Resources Connection, Inc.	2,596	35,228
RPX Corp. (a)	2,059	36,094
ServiceSource International, Inc. (a)	3,878	46,846
Sotheby’s	4,403	216,319
Standard Parking Corp. (a)	980	26,352
Steiner Leisure Ltd. (a)	967	56,502
Stewart Enterprises, Inc. Class A	4,602	60,470
Strayer Education, Inc.	686	28,483
Swisher Hygiene, Inc. (a)	8,938	5,421
Team Health Holdings, Inc. (a)	4,431	168,112
Team, Inc. (a)	1,309	52,033
TeleTech Holdings, Inc. (a)	1,266	31,764
TMS International Corp.	914	15,940
Tree.com, Inc.	407	10,688
TrueBlue, Inc. (a)	2,671	64,131
Universal Technical Institute, Inc.	1,351	16,388
Valassis Communications, Inc. (b)	2,534	73,182
Viad Corp.	1,293	32,260

	Number of Shares	Value
VistaPrint NV (a) (b)	2,113	$119,427
WEX, Inc. (a)	2,493	218,761
Xoom Corp. (a)	535	17,018

		6,151,964

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,679	61,989
Inter Parfums, Inc.	1,039	31,160
Revlon, Inc. Class A (a)	716	19,883

		113,032

Foods — 2.0%
Annie’s, Inc. (a) (b)	870	42,717
Arden Group, Inc. Class A	71	9,230
B&G Foods, Inc.	3,414	117,954
Boulder Brands, Inc. (a)	3,901	62,572
Cal-Maine Foods, Inc.	984	47,330
Calavo Growers, Inc.	778	23,527
The Chefs’ Warehouse, Inc. (a)	1,070	24,717
Chiquita Brands International, Inc. (a)	2,953	37,385
Diamond Foods, Inc. (a) (b)	1,413	33,318
Dole Food Co., Inc. (a)	3,261	44,415
Fairway Group Holdings Corp. (a) (b)	997	25,483
Fresh Del Monte Produce, Inc.	2,474	73,428
Harris Teeter Supermarkets, Inc.	3,184	156,621
Ingles Markets, Inc. Class A	752	21,605
Inventure Foods, Inc. (a)	897	9,418
J&J Snack Foods Corp.	975	78,702
John B Sanfilippo & Son, Inc.	513	11,896
Lancaster Colony Corp.	1,201	94,026
Lifeway Foods, Inc. (b)	371	5,012
Nash Finch Co.	780	20,600
Pilgrim’s Pride Corp. (a)	3,850	64,641
Post Holdings, Inc. (a)	2,124	85,746
Sanderson Farms, Inc.	1,492	97,338
Seaboard Corp.	19	52,212
Seneca Foods Corp. Class A (a)	518	15,587
Snyders-Lance, Inc.	3,089	89,118
Spartan Stores, Inc.	1,393	30,730
SUPERVALU, Inc. (a)	13,126	108,027
The Hain Celestial Group, Inc. (a)	2,473	190,718
Tootsie Roll Industries, Inc. (b)	1,245	38,371
TreeHouse Foods, Inc. (a)	2,332	155,848
United Natural Foods, Inc. (a)	3,171	213,155
Village Super Market	404	15,360
Weis Markets, Inc.	700	34,258

		2,131,065

Health Care – Products — 3.0%
Abaxis, Inc.	1,404	59,108
ABIOMED, Inc. (a) (b)	2,461	46,931
Accelerate Diagnostics, Inc. (a) (b)	734	9,843
Accuray, Inc. (a) (b)	4,708	34,792
Alphatec Holdings, Inc. (a)	4,367	8,603

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AngioDynamics, Inc. (a)	1,569	$20,711
ArthroCare Corp. (a)	1,847	65,716
AtriCure, Inc. (a)	1,332	14,625
Atrion Corp.	100	25,878
Biolase Technology, Inc. (a) (b)	2,482	4,741
Cantel Medical Corp.	2,149	68,446
Cardiovascular Systems, Inc. (a)	1,330	26,666
Cepheid, Inc. (a)	4,349	169,785
Cerus Corp. (a) (b)	4,433	29,745
CONMED Corp.	1,823	61,964
Cutera, Inc. (a)	1,032	9,185
Cyberonics, Inc. (a)	1,794	91,028
Cynosure Inc. Class A (a)	1,217	27,760
Dexcom, Inc. (a)	4,565	128,870
Endologix, Inc. (a)	4,113	66,343
Exactech, Inc. (a)	592	11,929
The Female Health Co.	1,373	13,552
GenMark Diagnostics, Inc. (a)	2,277	27,666
Genomic Health, Inc. (a)	1,059	32,384
Globus Medical, Inc. Class A (a) (b)	3,469	60,569
Haemonetics Corp. (a)	3,293	131,325
Hanger, Inc. (a)	2,264	76,433
HeartWare International, Inc. (a)	1,038	75,992
ICU Medical, Inc. (a)	822	55,838
Insulet Corp. (a)	3,454	125,173
Invacare Corp.	2,036	35,162
Luminex Corp. (a)	2,372	47,440
MAKO Surgical Corp. (a) (b)	2,739	80,828
Masimo Corp.	3,167	84,369
Medical Action Industries, Inc. (a)	830	5,511
Merge Healthcare, Inc. (a)	4,145	10,818
Meridian Bioscience, Inc.	2,719	64,304
Merit Medical Systems, Inc. (a)	2,705	32,812
MiMedx Group, Inc. (a) (b)	5,345	22,289
Natus Medical, Inc. (a)	1,932	27,396
Navidea Biopharmaceuticals, Inc. (a) (b)	7,594	20,124
NuVasive, Inc. (a)	2,810	68,817
NxStage Medical, Inc. (a)	3,795	49,942
OraSure Technologies, Inc. (a)	3,527	21,197
Orthofix International NV (a)	1,236	25,783
PhotoMedex, Inc. (a) (b)	892	14,183
Quidel Corp. (a) (b)	1,784	50,666
Rochester Medical Corp. (a)	690	13,772
Rockwell Medical Technologies, Inc. (a) (b)	2,493	28,445
Solta Medical, Inc. (a)	5,004	10,408
Spectranetics Corp. (a)	2,563	43,007
Staar Surgical Co. (a)	2,334	31,602
Steris Corp.	3,790	162,818
SurModics, Inc. (a)	922	21,925
Symmetry Medical, Inc. (a)	2,369	19,331
TearLab Corp. (a)	1,845	20,406
Thoratec Corp. (a)	3,699	137,936

	Number of Shares	Value
Tornier BV (a)	1,652	$31,933
Unilife Corp. (a) (b)	6,391	21,218
Utah Medical Products, Inc.	211	12,542
Vascular Solutions, Inc. (a)	1,051	17,657
Volcano Corp. (a)	3,548	84,868
West Pharmaceutical Services, Inc.	4,461	183,570
Wright Medical Group, Inc. (a)	2,566	66,921
Zeltiq Aesthetics, Inc. (a)	1,257	11,401

		3,163,002

Health Care – Services — 1.6%
Acadia Healthcare Co., Inc. (a)	2,302	90,768
Addus HomeCare Corp. (a)	322	9,328
Air Methods Corp.	2,516	107,182
Alliance HealthCare Services, Inc. (a)	347	9,608
Almost Family, Inc.	501	9,734
Amedisys, Inc. (a)	2,000	34,440
AmSurg Corp. (a)	2,105	83,568
Bio-Reference Laboratories, Inc. (a) (b)	1,554	46,434
Capital Senior Living Corp. (a)	1,823	38,556
Centene Corp. (a)	3,511	224,564
Emeritus Corp. (a)	2,559	47,418
The Ensign Group, Inc.	1,238	50,894
Five Star Quality Care, Inc. (a)	2,741	14,171
Gentiva Health Services, Inc. (a)	1,988	23,936
HealthSouth Corp.	5,613	193,536
Healthways, Inc. (a)	2,173	40,222
The IPC Hospitalist Co. (a)	1,066	54,377
Kindred Healthcare, Inc.	3,434	46,119
LHC Group, Inc. (a)	767	17,994
Magellan Health Services, Inc. (a)	1,760	105,530
Molina Healthcare, Inc. (a)	1,857	66,109
National Healthcare Corp.	688	32,522
Premier, Inc. (a)	35	1,110
Select Medical Holdings Corp.	3,087	24,912
Skilled Healthcare Group, Inc. Class A (a)	1,086	4,735
Triple-S Management Corp. Class B (a)	1,507	27,714
U.S. Physical Therapy, Inc.	768	23,869
Universal American Corp.	2,447	18,646
USMD Holdings, Inc. (a) (b)	84	2,227
Vanguard Health Systems, Inc. (a)	2,152	45,214
Vocera Communications, Inc. (a)	1,339	24,905
WellCare Health Plans, Inc. (a)	2,806	195,690

		1,716,032

Household Products — 0.5%
Acco Brands Corp. (a)	7,209	47,868
Blyth, Inc. (b)	627	8,671
Central Garden & Pet Co. Class A (a)	2,662	18,235
Costa, Inc. (a)	588	11,184
CSS Industries, Inc.	543	13,037

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ennis, Inc.	1,667	$30,073
Helen of Troy Ltd. (a)	2,038	90,080
Prestige Brands Holdings, Inc. (a)	3,312	99,757
Skullcandy, Inc. (a)	1,304	8,059
Spectrum Brands Holdings, Inc.	1,395	91,847
WD-40 Co.	1,015	65,873

		484,684

Pharmaceuticals — 3.6%
Acadia Pharmaceuticals, Inc. (a) (b)	4,528	124,384
AcelRx Pharmaceuticals, Inc. (a)	1,482	15,961
Achillion Pharmaceuticals, Inc. (a)	6,125	18,497
Agios Pharmaceuticals, Inc. (a)	455	12,722
Akorn, Inc. (a)	3,802	74,823
Align Technology, Inc. (a)	4,715	226,886
Alimera Sciences, Inc. (a)	1,319	4,959
Alnylam Pharmaceuticals, Inc. (a)	3,749	239,973
Amicus Therapeutics, Inc. (a) (b)	2,150	4,988
Ampio Pharmaceuticals, Inc. (a) (b)	1,755	13,163
Anacor Pharmaceuticals, Inc. (a)	1,607	17,066
Anika Therapeutics, Inc. (a)	763	18,281
Antares Pharma, Inc. (a) (b)	7,164	29,086
Aratana Therapeutics, Inc. (a)	437	7,141
Array Biopharma, Inc. (a)	7,409	46,084
Auxilium Pharmaceuticals, Inc. (a)	3,128	57,023
AVANIR Pharmaceuticals, Inc. (a) (b)	9,213	39,063
BioDelivery Sciences International, Inc. (a) (b)	1,783	9,682
BioScrip, Inc. (a)	3,705	32,530
Cadence Pharmaceuticals, Inc. (a)	3,916	24,710
Cempra, Inc. (a)	1,347	15,490
ChemoCentryx, Inc. (a) (b)	1,535	8,535
Chimerix, Inc. (a)	537	11,803
Clovis Oncology, Inc. (a)	1,014	61,631
Conatus Pharmaceuticals, Inc. (a)	463	4,653
Corcept Therapeutics, Inc. (a) (b)	3,979	6,327
Cornerstone Therapeutics, Inc. (a)	685	6,446
Cytori Therapeutics, Inc. (a) (b)	3,791	8,833
DepoMed, Inc. (a)	3,584	26,808
Derma Sciences, Inc. (a) (b)	875	10,833
Durata Therapeutics, Inc. (a) (b)	828	7,485
Dyax Corp. (a)	6,929	47,533
Emergent Biosolutions, Inc. (a)	1,737	33,090
Enanta Pharmaceuticals, Inc. (a)	199	4,561
Endocyte, Inc. (a)	1,935	25,794
Esperion Therapeutics, Inc. (a)	332	6,262
Furiex Pharmaceuticals, Inc. (a)	422	18,564
Hi-Tech Pharmacal Co., Inc.	706	30,464
Hyperion Therapeutics, Inc. (a) (b)	532	13,901
Idenix Pharmaceuticals, Inc. (a) (b)	6,334	33,000
Impax Laboratories, Inc. (a)	4,445	91,167
Infinity Pharmaceuticals, Inc. (a)	3,039	53,031
Insys Therapeutics, Inc. (a) (b)	312	10,917
Isis Pharmaceuticals, Inc. (a) (b)	7,243	271,902

	Number of Shares	Value
KaloBios Pharmaceuticals, Inc. (a)	662	$2,992
Keryx Biopharmaceuticals, Inc. (a) (b)	5,184	52,358
Lannett Co., Inc. (a)	1,038	22,649
Lifevantage Corp. (a) (b)	7,177	17,081
MannKind Corp. (a) (b)	9,444	53,831
The Medicines Co. (a)	4,090	137,097
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	563	22,351
Nature’s Sunshine Products, Inc.	689	13,139
Nektar Therapeutics (a)	7,478	78,145
Neogen Corp. (a)	1,558	94,602
Neurocrine Biosciences, Inc. (a)	4,234	47,929
Nutraceutical International Corp.	540	12,820
Omega Protein Corp. (a)	1,266	12,875
Omthera Pharmaceuticals, Inc. (a) (c)	428	-
Opko Health, Inc. (a) (b)	12,237	107,808
Optimer Pharmaceuticals, Inc. (a) (b)	3,092	38,959
Orexigen Therapeutics, Inc. (a)	6,000	36,840
Osiris Therapeutics, Inc. (a) (b)	1,050	17,472
Pacira Pharmaceuticals, Inc. (a) (b)	1,792	86,177
Pernix Therapeutics Holdings (a)	1,365	3,726
PetMed Express, Inc.	1,279	20,835
PharMerica Corp. (a)	1,888	25,054
Portola Pharmaceuticals, Inc. (a)	614	16,424
Pozen, Inc. (a)	1,593	9,128
Progenics Pharmaceuticals, Inc. (a)	3,776	18,993
Questcor Pharmaceuticals, Inc.	3,345	194,010
Raptor Pharmaceutical Corp. (a)	3,787	56,578
Receptos, Inc. (a)	391	10,154
Regulus Therapeutics, Inc. (a)	698	6,582
Repros Therapeutics, Inc. (a) (b)	1,458	39,074
Rigel Pharmaceuticals, Inc. (a)	5,527	19,787
Sagent Pharmaceuticals, Inc. (a)	1,238	25,255
Santarus, Inc. (a)	3,607	81,410
Sarepta Therapeutics, Inc. (a) (b)	2,172	102,584
SciClone Pharmaceuticals, Inc. (a)	3,432	17,400
SIGA Technologies, Inc. (a) (b)	2,602	9,992
Sucampo Pharmaceuticals, Inc. (a)	778	4,855
Supernus Pharmaceuticals, Inc. (a) (b)	1,008	7,389
Synageva BioPharma Corp. (a) (b)	1,116	70,654
Synergy Pharmaceuticals, Inc. (a) (b)	5,110	23,353
Synta Pharmaceuticals Corp. (a) (b)	2,573	16,236
Synutra International, Inc. (a)	967	5,125
Targacept, Inc. (a)	1,761	9,351
TESARO, Inc. (a)	849	32,890
Tetraphase Pharmaceuticals, Inc. (a)	808	9,195
TG Therapeutics, Inc. (a)	995	5,065
TherapeuticsMD, Inc. (a) (b)	4,953	14,512
Threshold Pharmaceuticals, Inc. (a) (b)	2,971	13,815
USANA Health Sciences, Inc. (a) (b)	380	32,980
Vanda Pharmaceuticals, Inc. (a)	2,105	23,092
ViroPharma Inc (a)	4,212	165,532
VIVUS, Inc. (a) (b)	6,389	59,545

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xenoport, Inc. (a)	2,753	$15,637
Zogenix, Inc. (a) (b)	5,082	9,453

		3,856,842

		20,551,326

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Harbinger Group, Inc. (a)	2,094	21,715
Horizon Pharma, Inc. (a) (b)	3,155	10,664
National Bank Holdings Corp. Class A	3,419	70,226
Primoris Services Corp.	2,321	59,116
Resource America, Inc.	761	6,111

		167,832

Energy — 5.1%
Coal — 0.3%
Alpha Natural Resources, Inc. (a)	14,334	85,431
Arch Coal, Inc. (b)	13,910	57,170
Cloud Peak Energy, Inc. (a)	3,984	58,445
Hallador Energy Co.	680	4,964
L&L Energy, Inc. (a) (b)	2,341	2,973
SunCoke Energy, Inc. (a)	4,553	77,401
Walter Energy, Inc. (b)	3,972	55,727
Westmoreland Coal Co. (a)	683	9,002

		351,113

Energy – Alternate Sources — 0.2%
Amyris, Inc. (a) (b)	1,253	2,894
Clean Energy Fuels Corp. (a) (b)	4,470	57,127
Enphase Energy, Inc. (a) (b)	1,118	9,101
FuelCell Energy, Inc. (a) (b)	10,077	12,999
FutureFuel Corp.	1,382	24,821
Green Plains Renewable Energy, Inc.	1,604	25,744
Headwaters, Inc. (a)	4,657	41,866
Pattern Energy Group, Inc. (a)	108	2,376
Renewable Energy Group, Inc. (a)	1,344	20,362
REX American Resources Corp. (a)	327	10,052
Solazyme, Inc. (a) (b)	3,034	32,676

		240,018

Oil & Gas — 2.9%
Abraxas Petroleum Corp. (a) (b)	5,186	13,328
Adams Resources & Energy, Inc.	146	8,104
Alon USA Energy, Inc. (b)	1,473	15,039
Apco Oil and Gas International, Inc. (a)	618	8,813
Approach Resources Inc. (a) (b)	2,287	60,102
Arabian American Development Co. (a)	1,263	11,493
Athlon Energy, Inc. (a)	1,173	38,357
Berry Petroleum Co. Class A	3,389	146,168
Bill Barrett Corp. (a) (b)	3,170	79,599
Bonanza Creek Energy, Inc. (a) (b)	1,908	92,080
BPZ Resources, Inc. (a) (b)	7,463	14,553

	Number of Shares	Value
Callon Petroleum Co. (a)	2,491	$13,626
Carrizo Oil & Gas, Inc. (a)	2,616	97,603
Clayton Williams Energy, Inc. (a)	372	19,519
Comstock Resources, Inc.	3,185	50,673
Contango Oil & Gas Co.	822	30,208
Crimson Exploration, Inc. (a)	1,108	3,335
Delek US Holdings, Inc.	2,355	49,667
Diamondback Energy, Inc. (a)	1,284	54,750
Emerald Oil, Inc. (a)	2,317	16,659
Endeavour International Corp. (a) (b)	2,986	15,975
Energy XXI (Bermuda) Ltd.	5,108	154,262
EPL Oil & Gas, Inc. (a)	1,950	72,364
Equal Energy Ltd.	2,134	10,051
Evolution Petroleum Corp. (a)	1,070	12,048
EXCO Resources, Inc. (b)	8,897	59,966
Forest Oil Corp. (a) (b)	7,557	46,098
FX Energy, Inc. (a) (b)	3,377	11,617
Gastar Exploration Ltd. (a)	3,520	13,904
Goodrich Petroleum Corp. (a)	1,675	40,686
Halcon Resources Corp. (a) (b)	15,127	67,013
Hercules Offshore, Inc. (a)	10,400	76,648
Isramco, Inc. (a)	63	7,809
Jones Energy, Inc. (a)	783	12,849
KiOR, Inc. Class A (a) (b)	2,961	8,350
Kodiak Oil & Gas Corp. (a)	17,102	206,250
Magnum Hunter Resources Corp. (a) (b)	11,253	69,431
Matador Resources Co. (a)	3,763	61,450
Midstates Petroleum Co., Inc. (a) (b)	2,038	10,455
Miller Energy Resources, Inc. (a) (b)	1,936	14,055
Northern Oil and Gas, Inc. (a)	4,180	60,317
Panhandle Oil and Gas, Inc.	439	12,415
Parker Drilling Co. (a)	7,901	45,036
PDC Energy, Inc. (a)	2,298	136,823
Penn Virginia Corp. (a)	3,505	23,308
PetroQuest Energy, Inc. (a)	3,596	14,420
Quicksilver Resources, Inc. (a) (b)	7,878	15,520
Resolute Energy Corp. (a)	4,288	35,848
Rex Energy Corp. (a)	2,958	65,963
Rosetta Resources, Inc. (a)	3,929	213,973
Sanchez Energy Corp. (a) (b)	2,461	64,995
SemGroup Corp. Class A	2,703	154,125
Stone Energy Corp. (a)	3,230	104,749
Swift Energy Co. (a)	2,746	31,359
Synergy Resources Corp. (a)	3,220	31,395
Triangle Petroleum Corp. (a)	4,395	43,159
VAALCO Energy, Inc. (a)	3,667	20,462
Vantage Drilling Co. (a)	12,738	22,037
W&T Offshore, Inc.	2,203	39,037
Warren Resources, Inc. (a)	4,611	13,510
Western Refining, Inc. (b)	3,502	105,200
ZaZa Energy Corp. (a) (b)	2,890	3,324

		3,051,932

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
Basic Energy Services, Inc. (a)	1,896	$23,965
Bolt Technology Corp.	547	9,873
C&J Energy Services, Inc. (a) (b)	2,951	59,256
Cal Dive International, Inc. (a) (b)	6,170	12,649
CARBO Ceramics, Inc. (b)	1,277	126,564
Dawson Geophysical Co. (a)	511	16,592
Edgen Group, Inc. (a)	1,080	8,208
Exterran Holdings, Inc. (a)	3,725	102,698
Flotek Industries, Inc. (a)	3,032	69,736
Forum Energy Technologies, Inc. (a)	2,566	69,308
Geospace Technologies Corp. (a)	843	71,065
Global Geophysical Services, Inc. (a)	1,778	4,818
Gulf Island Fabrication, Inc.	917	22,476
Helix Energy Solutions Group, Inc. (a)	6,803	172,592
Hornbeck Offshore Services, Inc. (a)	2,307	132,514
ION Geophysical Corp. (a)	8,452	43,950
Key Energy Services, Inc. (a)	9,938	72,448
Matrix Service Co. (a)	1,656	32,491
Mitcham Industries, Inc. (a)	815	12,461
Natural Gas Services Group, Inc. (a)	787	21,107
Newpark Resources, Inc. (a)	5,628	71,251
Pioneer Energy Services Corp. (a)	3,939	29,582
SEACOR Holdings, Inc.	1,298	117,391
Targa Resources Corp.	2,109	153,873
Tesco Corp. (a)	1,919	31,798
TETRA Technologies, Inc. (a)	5,133	64,317
TGC Industries, Inc.	970	7,653
Thermon Group Holdings, Inc. (a)	1,720	39,749
Willbros Group, Inc. (a)	2,538	23,299

		1,623,684

Pipelines — 0.1%
Crosstex Energy, Inc.	3,109	64,947

		5,331,694

Financial — 20.7%
Banks — 6.4%
1st Source Corp.	962	25,897
1st United Bancorp, Inc.	1,911	14,008
Access National Corp.	538	7,672
American National Bankshares, Inc.	499	11,577
Ameris Bancorp (a)	1,522	27,974
Ames National Corp.	595	13,548
Arrow Financial Corp. (b)	683	17,413
BancFirst Corp.	455	24,602
Banco Latinoamericano de Comercio Exterior SA	1,937	48,270
Bancorp, Inc. (a)	2,090	37,035
BancorpSouth, Inc.	6,152	122,671
Bank Mutual Corp.	2,958	18,547
Bank of Kentucky Financial Corp.	392	10,706
Bank of Marin Bancorp	348	14,459
Bank of the Ozarks, Inc.	2,018	96,844

	Number of Shares	Value
Banner Corp.	1,240	$47,318
Bar Harbor Bankshares	283	10,412
BBCN Bancorp, Inc.	5,164	71,057
BNC Bancorp (b)	1,167	15,568
Boston Private Financial Holdings, Inc.	5,247	58,242
Bridge Bancorp, Inc.	571	12,276
Bridge Capital Holdings (a)	574	9,747
Bryn Mawr Bank Corp.	860	23,194
C&F Financial Corp.	208	10,067
Camden National Corp.	485	19,836
Capital Bank Financial Corp. (a)	1,579	34,659
Capital City Bank Group, Inc. (a)	891	10,496
Cardinal Financial Corp.	1,923	31,787
Cascade Bancorp (a)	450	2,623
Cass Information Systems, Inc.	654	34,904
Cathay General Bancorp	5,098	119,140
Center Bancorp, Inc.	708	10,082
Centerstate Banks, Inc.	1,916	18,547
Central Pacific Financial Corp.	1,391	24,621
Century Bancorp, Inc. Class A	252	8,399
Chemical Financial Corp.	1,907	53,243
Chemung Financial Corp.	254	8,796
Citizens & Northern Corp.	788	15,713
City Holding Co. (b)	999	43,197
CNB Financial Corp.	802	13,674
CoBiz Financial, Inc.	2,253	21,764
Columbia Banking System, Inc.	3,334	82,350
Community Bank System, Inc.	2,552	87,074
Community Trust Bancorp, Inc.	893	36,247
CommunityOne Bancorp (a)	774	7,647
ConnectOne Bancorp, Inc. (a)	132	4,635
CU Bancorp (a)	571	10,421
Customers Bancorp, Inc. (a) (b)	1,268	20,415
CVB Financial Corp.	5,984	80,904
Eagle Bancorp, Inc. (a)	1,419	40,144
Enterprise Bancorp, Inc.	518	9,795
Enterprise Financial Services Corp.	1,150	19,297
F.N.B. Corp.	9,379	113,767
Farmers Capital Bank Corp. (a)	534	11,673
Fidelity Southern Corp.	934	14,328
Financial Institutions, Inc.	878	17,964
First BanCorp (a)	4,582	26,026
First Bancorp	1,254	18,120
First Bancorp, Inc.	596	10,001
First Busey Corp. Class A	4,624	24,091
First Commonwealth Financial Corp.	6,493	49,282
First Community Bancshares, Inc.	1,142	18,672
First Connecticut Bancorp, Inc.	1,094	16,082
First Financial Bancorp	3,677	55,780
First Financial Bankshares, Inc. (b)	2,038	119,875
First Financial Corp.	717	22,636
First Financial Holdings, Inc.	1,563	86,215
First Interstate Bancsystem, Inc.	1,120	27,048

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Merchants Corp.	1,831	$31,731
First Midwest Bancorp, Inc.	4,911	74,205
First NBC Bank Holding Co. (a)	242	5,900
The First of Long Island Corp.	503	19,542
First Security Group, Inc. (a) (b)	4,398	9,148
FirstMerit Corp.	10,624	230,647
Franklin Financial Corp.	688	13,044
German American Bancorp Inc.	805	20,302
Glacier Bancorp, Inc.	4,659	115,124
Great Southern Bancorp, Inc.	654	18,462
Guaranty Bancorp	936	12,814
Hampton Roads Bankshares, Inc. (a)	2,626	3,729
Hancock Holding Co.	5,455	171,178
Hanmi Financial Corp.	2,017	33,422
Heartland Financial USA, Inc.	940	26,188
Heritage Commerce Corp.	1,213	9,279
Heritage Financial Corp.	971	15,070
Heritage Oaks Bancorp (a)	1,490	9,536
Home Bancshares, Inc.	2,941	89,318
Horizon Bancorp	551	12,866
Hudson Valley Holding Corp.	1,046	19,644
IBERIABANK Corp.	1,925	99,850
Independent Bank Corp.	1,458	52,051
Independent Bank Group, Inc.	267	9,612
International Bancshares Corp.	3,483	75,337
Intervest Bancshares Corp. Class A (a)	1,278	10,135
Lakeland Bancorp, Inc.	2,273	25,571
Lakeland Financial Corp.	1,046	34,152
LCNB Corp.	424	8,306
Macatawa Bank Corp. (a)	1,656	8,909
MainSource Financial Group, Inc.	1,296	19,686
MB Financial, Inc.	3,557	100,450
Mercantile Bank Corp.	556	12,110
Merchants Bancshares, Inc.	344	9,959
Metro Bancorp, Inc. (a)	901	18,930
MetroCorp Bancshares, Inc.	1,014	13,953
Middleburg Financial Corp.	380	7,326
MidSouth Bancorp, Inc.	525	8,137
MidWestOne Financial Group, Inc.	430	11,055
National Bankshares, Inc.	444	15,935
National Penn Bancshares, Inc.	7,636	76,742
NBT Bancorp, Inc.	2,871	65,976
NewBridge Bancorp (a)	1,558	11,358
Northrim BanCorp, Inc.	403	9,712
Northwest Bancshares, Inc.	6,105	80,708
OFG Bancorp	2,898	46,919
Old National Bancorp	6,578	93,408
OmniAmerican Bancorp, Inc. (a)	728	17,807
Pacific Continental Corp.	1,141	14,959
PacWest Bancorp (b)	2,411	82,842
Palmetto Bancshares, Inc. (a)	347	4,525
Park National Corp.	756	59,784
Park Sterling Corp.	2,855	18,301

	Number of Shares	Value
Peapack Gladstone Financial Corp.	535	$9,924
Penns Woods Bancorp, Inc.	309	15,394
Peoples Bancorp, Inc.	688	14,365
Pinnacle Financial Partners, Inc. (a)	2,227	66,387
Preferred Bank (a)	746	13,271
PrivateBancorp, Inc.	4,219	90,287
Prosperity Bancshares, Inc.	3,864	238,950
Renasant Corp.	2,020	54,883
Republic Bancorp, Inc. Class A	616	16,971
S&T Bancorp, Inc.	1,975	47,834
Sandy Spring Bancorp, Inc.	1,587	36,914
Seacoast Banking Corp. of Florida (a)	4,672	10,138
Sierra Bancorp	780	12,269
Simmons First National Corp. Class A	1,051	32,676
Southside Bancshares, Inc. (b)	1,133	30,387
Southwest Bancorp, Inc. (a)	1,255	18,587
State Bank Financial Corp.	2,035	32,295
StellarOne Corp.	1,446	32,535
Sterling Bancorp	1,970	27,048
Sterling Financial Corp.	2,158	61,827
Suffolk Bancorp (a)	741	13,131
Sun Bancorp, Inc. (a)	2,497	9,564
Susquehanna Bancshares, Inc.	12,008	150,700
SY Bancorp, Inc.	891	25,242
Taylor Capital Group, Inc. (a)	1,096	24,276
Texas Capital Bancshares, Inc. (a)	2,632	120,993
Tompkins Financial Corp.	962	44,464
TowneBank (b)	1,672	24,110
Trico Bancshares	1,021	23,258
Tristate Capital Holdings, Inc. (a)	355	4,576
Trustco Bank Corp.	5,988	35,688
Trustmark Corp.	4,349	111,334
UMB Financial Corp.	2,283	124,058
Umpqua Holdings Corp. (b)	7,242	117,465
Union First Market Bankshares Corp. (b)	1,292	30,194
United Bankshares, Inc. (b)	3,269	94,736
United Community Banks, Inc. (a)	2,743	41,145
Univest Corp. of Pennsylvania	1,071	20,188
VantageSouth Bancshares, Inc. (a) (b)	937	4,975
Virginia Commerce Bancorp (a)	1,726	26,805
Walker & Dunlop, Inc. (a)	1,045	16,626
Washington Banking Co.	995	13,990
Washington Trust Bancorp, Inc.	921	28,947
Webster Financial Corp.	5,808	148,278
WesBanco, Inc.	1,654	49,173
West Bancorporation, Inc.	912	12,586
Westamerica Bancorp. (b)	1,757	87,393
Western Alliance Bancorp (a)	4,819	91,224
Wilshire Bancorp, Inc.	3,939	32,221
Wintrust Financial Corp.	2,404	98,732
Yadkin Financial Corp. (a)	918	15,817

		6,821,559

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.2%
Altisource Residential Corp.	1,595	$36,653
BGC Partners, Inc. Class A	8,065	45,567
Blackhawk Network Holdings, Inc. (a)	729	17,518
Calamos Asset Management, Inc. Class A	1,268	12,667
California First National Bancorp	150	2,561
CIFC Corp. (b)	439	3,464
Cohen & Steers, Inc. (b)	1,195	42,195
Consumer Portfolio Services, Inc. (a)	1,323	7,845
Cowen Group, Inc. (a)	6,204	21,404
Credit Acceptance Corp. (a)	451	49,975
DFC Global Corp. (a)	2,570	28,244
Diamond Hill Investment Group, Inc.	180	19,251
Doral Financial Corp. (a)	475	9,063
Ellie Mae, Inc. (a)	1,671	53,489
Encore Capital Group, Inc. (a) (b)	1,588	72,826
Evercore Partners, Inc. Class A	2,048	100,823
FBR & Co. (a)	557	14,933
Federal Agricultural Mortgage Corp. Class C	653	21,797
Financial Engines, Inc.	3,151	187,295
First Financial Northwest	967	10,086
The First Marblehead Corp. (a)	7,109	5,829
FXCM, Inc. (b)	2,325	45,919
Gain Capital Holdings, Inc.	751	9,455
GAMCO Investors, Inc. Class A	383	29,081
GFI Group, Inc.	4,425	17,479
Greenhill & Co., Inc.	1,830	91,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	890	10,146
Higher One Holdings, Inc. (a)	1,987	15,240
Horizon Technology Finance Corp. (b)	576	7,672
Imperial Holdings, Inc. (a)	1,193	7,552
INTL. FCStone, Inc. (a)	893	18,262
Investment Technology Group, Inc. (a)	2,366	37,194
Janus Capital Group, Inc. (b)	9,707	82,607
JMP Group, Inc.	905	5,602
KCG Holdings, Inc. (a)	4,510	39,102
Ladenburg Thalmann Financial Services, Inc. (a)	6,543	11,843
Manning & Napier, Inc.	862	14,378
MarketAxess Holdings, Inc.	2,420	145,297
Marlin Business Services Corp.	525	13,104
Nelnet, Inc. Class A	1,505	57,867
NewStar Financial, Inc. (a)	1,667	30,456
Nicholas Financial, Inc.	656	10,686
Oppenheimer Holdings, Inc. Class A	633	11,248
Outerwall, Inc. (a) (b)	1,827	91,332
PennyMac Financial Services, Inc. Class A (a)	809	15,201
Piper Jaffray Cos., Inc. (a)	1,024	35,113
Portfolio Recovery Associates, Inc. (a)	3,271	196,064

	Number of Shares	Value
Pzena Investment Management, Inc. Class A	590	$4,000
RCS Capital Corp.	169	2,826
Regional Management Corp. (a)	318	10,112
Silvercrest Asset Management Group, Inc. (a)	395	5,384
Stifel Financial Corp. (a)	4,084	168,343
SWS Group, Inc. (a)	1,760	9,821
Virtus Investment Partners, Inc. (a)	434	70,586
WageWorks, Inc. (a)	1,623	81,880
Westwood Holdings Group, Inc.	443	21,286
WhiteHorse Finance, Inc. (b)	436	6,584
WisdomTree Investments, Inc. (a)	6,556	76,115
World Acceptance Corp. (a) (b)	590	53,053
ZAIS Financial Corp. (b)	312	5,413

		2,328,068

Insurance — 2.5%
Ambac Financial Group, Inc. (a)	2,855	51,790
American Equity Investment Life Holding Co.	4,069	86,344
American Safety Insurance Holdings Ltd. (a)	610	18,422
AMERISAFE, Inc.	1,168	41,476
AmTrust Financial Services, Inc. (b)	2,019	78,878
Argo Group International Holdings Ltd.	1,775	76,112
Baldwin & Lyons, Inc.	589	14,360
Citizens, Inc. (a)	2,758	23,829
CNO Financial Group, Inc.	14,257	205,301
Crawford & Co. Class B	1,668	16,180
Donegal Group, Inc. Class A	438	6,128
Eastern Insurance Holdings, Inc.	463	11,302
eHealth, Inc. (a)	1,170	37,744
EMC Insurance Group, Inc.	318	9,597
Employers Holdings, Inc.	1,966	58,469
Enstar Group Ltd. (a)	619	84,555
FBL Financial Group, Inc. Class A	566	25,413
First American Financial Corp.	6,955	169,354
Fortegra Financial Corp. (a)	444	3,778
Global Indemnity PLC (a)	535	13,621
Greenlight Capital Re Ltd. Class A (a)	1,863	52,984
Hallmark Financial Services, Inc. (a)	910	8,072
HCI Group, Inc. (b)	590	24,096
Health Insurance Innovations, Inc. (a)	335	4,003
Horace Mann Educators Corp.	2,595	73,646
Independence Holding Co.	564	8,054
Infinity Property & Casualty Corp.	763	49,290
Investors Title Co.	97	7,285
Kansas City Life Insurance Co.	236	10,436
Maiden Holdings Ltd.	3,167	37,402
Meadowbrook Insurance Group, Inc.	3,171	20,612
MGIC Investment Corp. (a)	20,907	152,203
Montpelier Re Holdings Ltd.	2,867	74,685

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Interstate Corp.	422	$11,736
National Western Life Insurance Co. Class A	140	28,248
The Navigators Group, Inc. (a)	659	38,070
OneBeacon Insurance Group Ltd. Class A	1,453	21,446
The Phoenix Cos., Inc. (a)	369	14,269
Platinum Underwriters Holdings Ltd.	1,893	113,069
Primerica, Inc.	3,668	147,967
Radian Group, Inc. (b)	11,141	155,194
RLI Corp.	1,374	120,115
Safety Insurance Group, Inc.	820	43,435
Selective Insurance Group, Inc.	3,609	88,421
State Auto Financial Corp. Class A	950	19,893
Stewart Information Services Corp.	1,354	43,314
Symetra Financial Corp.	5,289	94,250
Third Point Reinsurance Ltd. (a)	1,633	23,662
Tower Group International Ltd.	3,648	25,536
United Fire Group, Inc.	1,307	39,824
Universal Insurance Holdings, Inc.	1,654	11,661

		2,595,531

Investment Companies — 1.1%
Apollo Investment Corp.	14,507	118,232
Arlington Asset Investment Corp.	1,015	24,137
BlackRock Kelso Capital Corp.	4,706	44,660
Capital Southwest Corp.	858	29,352
Fifth Street Finance Corp.	8,664	89,153
Garrison Capital, Inc. (b)	333	4,922
Gladstone Capital Corp.	1,294	11,297
Gladstone Investment Corp.	1,670	11,773
Golub Capital BDC, Inc. (b)	2,403	41,668
Hercules Technology Growth Capital, Inc. (b)	4,038	61,579
Home Loan Servicing Solutions Ltd.	4,595	101,136
KCAP Financial, Inc. (b)	1,798	16,146
Main Street Capital Corp.	2,545	76,172
MCG Capital Corp.	4,535	22,856
Medallion Financial Corp.	1,184	17,618
MVC Capital, Inc.	1,535	20,047
New Mountain Finance Corp.	2,371	34,166
NGP Capital Resources Co.	1,337	9,934
PennantPark Floating Rate Capital Ltd.	1,018	14,028
PennantPark Investment Corp.	4,398	49,521
Prospect Capital Corp. (b)	16,664	186,304
Solar Capital Ltd.	2,949	65,379
Solar Senior Capital Ltd.	737	13,325
Stellus Capital Investment Corp. (b)	735	11,010
TCP Capital Corp.	1,656	26,860
THL Credit, Inc.	2,159	33,724
TICC Capital Corp. (b)	3,332	32,487
Triangle Capital Corp.	1,818	53,395

		1,220,881

	Number of Shares	Value
Real Estate — 0.4%
Alexander & Baldwin, Inc. (a)	2,791	$100,532
AV Homes, Inc. (a)	558	9,743
Consolidated-Tomoka Land Co.	374	14,395
Forestar Real Esate Group, Inc. (a)	2,207	47,517
HFF, Inc.	2,103	52,680
Hilltop Holdings Inc. (a)	4,048	74,888
Kennedy-Wilson Holdings, Inc.	3,634	67,447
Terreno Realty Corp.	1,591	28,256
Thomas Properties Group, Inc.	1,889	12,694

		408,152

Real Estate Investment Trusts (REITS) — 6.9%
Acadia Realty Trust	3,569	88,083
AG Mortgage Investment Trust, Inc.	1,770	29,417
Agree Realty Corp.	843	25,442
Alexander’s, Inc.	133	38,054
American Assets Trust, Inc.	2,195	66,969
American Capital Mortgage Investment Corp.	3,841	75,898
American Realty Capital Properties, Inc.	9,941	121,280
American Residential Properties, Inc. (a)	872	15,356
AmREIT, Inc. Class B	1,305	22,642
Anworth Mortgage Asset Corp.	9,596	46,349
Apollo Commercial Real Estate Finance, Inc.	2,349	35,869
Apollo Residential Mortgage, Inc.	2,031	29,632
Ares Commercial Real Estate Corp.	1,361	16,917
Armada Hoffler Properties, Inc.	1,205	11,942
ARMOUR Residential REIT, Inc. (b)	24,211	101,686
Ashford Hospitality Trust	3,901	48,138
Associated Estates Realty Corp. (b)	3,651	54,436
Aviv REIT, Inc. (b)	731	16,667
Campus Crest Communities, Inc.	4,102	44,302
CapLease, Inc.	5,642	47,901
Capstead Mortgage Corp.	6,225	73,268
Cedar Realty Trust, Inc.	4,574	23,693
Chambers Street Properties (b)	15,241	133,816
Chatham Lodging Trust	1,438	25,683
Chesapeake Lodging Trust	3,173	74,692
Colonial Properties Trust	5,713	128,485
Colony Financial, Inc.	4,205	84,016
Coresite Realty Corp.	1,318	44,733
Cousins Properties, Inc.	10,870	111,852
CubeSmart	8,571	152,907
CYS Investments, Inc.	11,327	92,089
DCT Industrial Trust Inc.	18,730	134,669
DiamondRock Hospitality Co.	12,602	134,463
DuPont Fabros Technology, Inc. (b)	4,039	104,085
Dynex Capital, Inc.	3,480	30,520
Eastgroup Properties	1,953	115,637
Education Realty Trust, Inc.	7,456	67,850
Ellington Residential Mortgage REIT	443	6,809

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
EPR Properties	3,026	$147,487
Equity One, Inc.	3,904	85,341
Excel Trust, Inc.	3,040	36,480
FelCor Lodging Trust, Inc. (a)	7,870	48,479
First Industrial Realty Trust, Inc.	6,946	113,011
First Potomac Realty Trust	3,886	48,847
Franklin Street Properties Corp.	5,872	74,809
Getty Realty Corp.	1,629	31,651
Gladstone Commercial Corp.	887	15,931
Glimcher Realty Trust	9,362	91,279
Government Properties Income Trust	3,556	85,095
Gramercy Property Trust, Inc. (a)	3,783	15,699
Healthcare Realty Trust, Inc.	6,169	142,566
Hersha Hospitality Trust	13,217	73,883
Highwoods Properties, Inc.	5,754	203,174
Hudson Pacific Properties, Inc.	2,854	55,510
Inland Real Estate Corp.	5,610	57,390
Invesco Mortgage Capital, Inc.	8,703	133,939
Investors Real Estate Trust	6,629	54,689
iStar Financial, Inc. (a)	5,566	67,015
JAVELIN Mortgage Investment Corp. (b)	855	10,115
Kite Realty Group Trust	5,806	34,430
LaSalle Hotel Properties	6,138	175,056
Lexington Realty Trust (b)	10,884	122,227
LTC Properties, Inc.	2,260	85,835
Medical Properties Trust, Inc.	10,423	126,848
Monmouth Real Estate Investment Corp. Class A	2,694	24,435
MPG Office Trust, Inc. (a)	3,503	10,964
National Health Investors, Inc.	1,597	90,853
New Residential Investment Corp.	16,368	108,356
New York Mortgage Trust, Inc. (b)	4,039	25,244
NorthStar Realty Finance Corp.	15,431	143,200
One Liberty Properties, Inc.	747	15,149
Parkway Properties, Inc.	2,768	49,187
Pebblebrook Hotel Trust	3,972	114,036
Pennsylvania Real Estate Investment Trust	4,423	82,710
PennyMac Mortgage Investment Trust	4,559	103,398
Physicians Realty Trust (a)	748	9,066
PS Business Parks, Inc.	1,186	88,499
RAIT Financial Trust	4,446	31,478
Ramco-Gershenson Properties Trust	3,919	60,392
Redwood Trust, Inc. (b)	5,314	104,633
Resource Capital Corp.	8,381	49,783
Retail Opportunity Investments Corp.	4,710	65,092
Rexford Industrial Realty, Inc. (a)	1,084	14,645
RLJ Lodging Trust	7,938	186,464
Rouse Properties, Inc. (b)	1,423	29,285
Ryman Hospitality Properties, Inc. (b)	2,801	96,663
Sabra Health Care REIT, Inc.	2,370	54,534
Saul Centers, Inc.	496	22,940

	Number of Shares	Value
Select, Inc. REIT	1,389	$35,836
Silver Bay Realty Trust Corp. (b)	969	15,175
Sovran Self Storage, Inc.	2,021	152,949
STAG Industrial, Inc.	2,658	53,479
Strategic Hotels & Resorts, Inc. (a)	11,744	101,938
Summit Hotel Properties, Inc.	5,044	46,354
Sun Communities, Inc.	2,320	98,878
Sunstone Hotel Investors, Inc.	10,494	133,694
UMH Properties, Inc.	878	8,719
Universal Health Realty Income Trust	756	31,654
Urstadt Biddle Properties, Inc. Class A	1,588	31,569
Walter Investment Management Corp. (a)	2,392	94,580
Washington Real Estate Investment Trust	4,292	108,459
Western Asset Mortgage Capital Corp. (b)	1,540	24,625
Whitestone REIT (b)	1,085	15,982
Winthrop Realty Trust	1,850	20,628
Zillow, Inc. Class A (a) (b)	1,504	126,892

		7,295,450

Savings & Loans — 1.1%
Astoria Financial Corp.	5,763	71,692
Banc of California, Inc. (b)	1,039	14,369
BankFinancial Corp.	1,345	11,997
BBX Capital Corp. (a)	411	5,906
Beneficial Mutual Bancorp, Inc. (a)	2,033	20,269
Berkshire Hills Bancorp, Inc.	1,673	42,009
BofI Holding, Inc. (a)	768	49,812
Brookline Bancorp, Inc.	4,450	41,874
Capitol Federal Financial, Inc.	9,567	118,918
Charter Financial Corp.	1,481	15,995
Clifton Savings Bancorp, Inc.	504	6,245
Dime Community Bancshares, Inc.	2,016	33,566
ESB Financial Corp.	812	10,353
ESSA Bancorp, Inc.	509	5,304
EverBank Financial Corp.	5,240	78,495
First Defiance Financial Corp.	623	14,572
First Federal Bancshares of Arkansas, Inc. (a) (b)	274	2,562
Flagstar Bancorp, Inc. (a)	1,260	18,598
Flushing Financial Corp.	1,955	36,070
Fox Chase Bancorp, Inc.	772	13,433
Hingham Institution for Savings	72	5,034
Home Bancorp Inc. (a)	464	8,380
Home Federal Bancorp, Inc.	925	11,637
HomeStreet, Inc.	821	15,845
HomeTrust Bancshares, Inc. (a)	1,333	21,994
Investors Bancorp, Inc.	2,886	63,146
Kearny Financial Corp. (a)	1,006	10,281
Meridian Interstate Bancorp, Inc. (a)	531	11,570
Meta Financial Group, Inc.	401	15,238

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NASB Financial, Inc. (a)	306	$8,394
Northfield Bancorp, Inc.	3,704	44,967
OceanFirst Financial Corp.	873	14,762
Oritani Financial Corp.	2,875	47,322
Pacific Premier Bancorp, Inc. (a)	1,063	14,287
Provident Financial Holdings, Inc.	586	9,733
Provident Financial Services, Inc.	3,913	63,430
Provident New York Bancorp (b)	2,817	30,677
Rockville Financial, Inc.	1,747	22,711
Roma Financial Corp. (a)	508	9,444
Territorial Bancorp, Inc.	678	14,896
United Community Financial Corp. (a)	3,082	11,989
United Financial Bancorp, Inc.	1,254	20,277
ViewPoint Financial Group	2,634	54,445
Waterstone Financial, Inc. (a)	415	4,212
Westfield Financial, Inc.	1,078	7,611
WSFS Financial Corp.	498	30,004

		1,184,325

Venture Capital — 0.1%
Fidus Investment Corp.	871	16,897
GSV Capital Corp. (a) (b)	1,228	18,199
Medley Capital Corp.	2,610	35,992

		71,088

		21,925,054

Industrial — 13.3%
Aerospace & Defense — 1.3%
AAR Corp.	2,593	70,867
Aerovironment, Inc. (a)	1,172	27,073
API Technologies Corp. (a)	1,839	5,388
Astronics Corp. (a)	797	39,619
Cubic Corp.	1,293	69,408
Curtiss-Wright Corp.	3,018	141,725
Ducommun, Inc. (a)	674	19,330
Erickson Air-Crane, Inc. (a) (b)	294	4,604
Esterline Technologies Corp. (a)	2,015	160,978
GenCorp, Inc. (a) (b)	3,958	63,447
HEICO Corp.	3,430	232,348
Innovative Solutions & Support, Inc.	723	5,755
Kaman Corp.	1,768	66,937
Kratos Defense & Security Solutions, Inc. (a)	2,787	23,077
LMI Aerospace, Inc. (a)	656	8,764
M/A-COM Technology Solutions Holdings, Inc. (a)	643	10,944
Moog, Inc. Class A (a)	2,925	171,610
Orbital Sciences Corp. (a)	3,903	82,666
Teledyne Technologies, Inc. (a)	2,396	203,492

		1,408,032

Building Materials — 1.0%
AAON, Inc.	1,787	47,463

	Number of Shares	Value
Apogee Enterprises, Inc.	1,829	$54,285
Boise Cascade Co. (a)	782	21,075
Builders FirstSource, Inc. (a)	2,845	16,729
Comfort Systems USA, Inc.	2,370	39,840
Drew Industries, Inc.	1,499	68,264
Gibraltar Industries, Inc. (a)	1,956	27,893
Louisiana-Pacific Corp. (a)	8,981	157,976
LSI Industries, Inc.	1,371	11,571
NCI Building Systems, Inc. (a)	1,318	16,791
Nortek, Inc. (a)	602	41,363
Patrick Industries, Inc. (a)	418	12,561
PGT, Inc. (a)	2,114	20,950
Ply Gem Holdings, Inc. (a)	1,003	14,022
Quanex Building Products Corp.	2,359	44,420
Simpson Manufacturing Co., Inc.	2,639	85,952
Stock Building Supply Holdings, Inc. (a)	535	7,030
Texas Industries, Inc. (a) (b)	1,416	93,895
Trex Co., Inc. (a)	1,093	54,136
Universal Forest Products, Inc.	1,264	53,214
US Concrete, Inc. (a)	906	18,174
USG Corp. (a) (b)	4,950	141,471

		1,049,075

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	2,498	43,765
American Superconductor Corp. (a) (b)	3,471	8,122
Belden, Inc.	2,832	181,390
Capstone Turbine Corp. (a) (b)	19,342	22,823
Coleman Cable, Inc.	578	12,201
Encore Wire Corp.	1,363	53,757
EnerSys	3,096	187,710
Generac Holdings, Inc.	3,321	141,607
General Cable Corp.	3,221	102,267
GrafTech International Ltd. (a)	7,653	64,668
Graham Corp.	637	23,015
Greatbatch, Inc. (a)	1,521	51,760
Insteel Industries, Inc.	1,153	18,563
Littelfuse, Inc.	1,430	111,855
Powell Industries, Inc. (a)	585	35,855
PowerSecure International Inc. (a)	1,376	22,085
Revolution Lighting Technologies, Inc. (a) (b)	1,586	4,060
SunPower Corp. (a) (b)	2,619	68,513
Universal Display Corp. (a) (b)	2,618	83,854
Vicor Corp. (a)	1,070	8,753

		1,246,623

Electronics — 2.1%
American Science & Engineering, Inc.	517	31,180
Analogic Corp.	803	66,360
Badger Meter, Inc.	914	42,501
Bel Fuse, Inc. Class B	696	12,138

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Benchmark Electronics, Inc. (a)	3,556	$81,397
Brady Corp. Class A	2,999	91,470
Checkpoint Systems, Inc. (a)	2,611	43,604
Coherent, Inc.	1,580	97,091
Control4 Corp. (a)	310	5,369
CTS Corp.	2,134	33,653
Daktronics, Inc.	2,330	26,073
Electro Scientific Industries, Inc.	1,524	17,846
Fabrinet (a)	1,807	30,430
Faro Technologies, Inc. (a)	1,087	45,839
FEI Co.	2,685	235,743
Fluidigm Corp. (a)	1,615	35,433
II-VI, Inc. (a)	3,242	61,014
InvenSense, Inc. (a) (b)	3,605	63,520
Itron, Inc. (a)	2,559	109,602
Kemet Corp. (a)	2,862	11,963
Measurement Specialties, Inc. (a)	983	53,318
Mesa Laboratories, Inc.	169	11,426
Methode Electronics, Inc.	2,355	65,940
Multi-Fineline Electronix, Inc. (a)	561	9,099
Newport Corp. (a)	2,487	38,872
NVE Corp. (a)	312	15,925
OSI Systems, Inc. (a)	1,294	96,364
Park Electrochemical Corp.	1,328	38,047
Plexus Corp. (a)	2,223	82,696
Rofin-Sinar Technologies, Inc. (a)	1,800	43,578
Rogers Corp. (a)	1,119	66,558
Sanmina Corp. (a)	5,375	94,009
Sparton Corp. (a)	649	16,550
Stoneridge, Inc. (a)	1,811	19,577
Taser International, Inc. (a)	3,251	48,472
TTM Technologies, Inc. (a)	3,368	32,838
Viasystems Group, Inc. (a)	261	3,771
Vishay Precision Group, Inc. (a)	779	11,334
Watts Water Technologies, Inc. Class A	1,849	104,228
Woodward, Inc.	4,416	180,305
Zagg, Inc. (a) (b)	2,152	9,684
Zygo Corp. (a)	1,061	16,955

		2,201,772

Engineering & Construction — 0.6%
Aegion Corp. (a)	2,573	61,057
Argan, Inc.	889	19,531
Dycom Industries, Inc. (a)	2,175	60,878
EMCOR Group, Inc.	4,318	168,963
Engility Holdings, Inc. (a)	1,090	34,586
Granite Construction, Inc.	2,535	77,571
Layne Christensen Co. (a)	1,263	25,209
Michael Baker Corp.	551	22,299
Mistras Group, Inc. (a)	1,010	17,170
MYR Group, Inc. (a)	1,335	32,441
National Technical Systems, Inc. (a)	488	11,151

	Number of Shares	Value
Orion Marine Group, Inc. (a)	1,734	$18,051
Sterling Construction Co., Inc. (a)	974	9,010
Tutor Perini Corp. (a)	2,452	52,277
VSE Corp.	263	12,348

		622,542

Environmental Controls — 0.6%
Advanced Emissions Solutions, Inc. (a)	639	27,298
Calgon Carbon Corp. (a)	3,543	67,282
Casella Waste Systems, Inc. Class A (a)	2,449	14,082
Ceco Environmental Corp.	1,122	15,798
Darling International, Inc. (a)	7,608	160,985
Energy Recovery, Inc. (a)	2,808	20,358
GSE Holding, Inc. (a)	543	1,129
Heritage-Crystal Clean, Inc. (a)	622	11,208
Mine Safety Appliances Co.	1,838	94,859
Nuverra Environmental Solutions, Inc. (a) (b)	9,054	20,734
Pure Cycle Corp. (a) (b)	913	4,218
Rentech, Inc.	14,322	28,358
Tetra Technologies, Inc. (a)	4,203	108,816
TRC Cos., Inc. (a)	1,110	8,214
US Ecology, Inc.	1,172	35,312

		618,651

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	3,061	120,603
Hardinge, Inc.	748	11,557

		132,160

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	1,300	46,748
Hyster-Yale Materials Handling, Inc.	690	61,872

		108,620

Machinery – Diversified — 1.5%
Alamo Group, Inc.	451	22,058
Albany International Corp. Class A	1,834	65,786
Altra Holdings, Inc.	1,716	46,178
Applied Industrial Technologies, Inc.	2,714	139,771
Briggs & Stratton Corp.	3,159	63,559
Chart Industries, Inc. (a)	1,952	240,174
Cognex Corp.	5,604	175,742
Columbus McKinnon Corp. (a)	1,241	29,821
DXP Enterprises, Inc. (a)	602	47,540
The ExOne Co. (a) (b)	432	18,403
Flow International Corp. (a)	3,084	12,305
Global Power Equipment Group, Inc.	1,082	21,759
Gorman-Rupp Co.	959	38,475
Hurco Cos., Inc.	393	10,163
iRobot Corp. (a)	1,852	69,765
Kadant, Inc.	715	24,017
Lindsay Corp.	841	68,642
Manitex International, Inc. (a)	874	9,553
The Middleby Corp. (a)	1,211	252,990

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NACCO Industries, Inc. Class A	317	$17,568
Power Solutions International, Inc. (a)	150	8,868
Proto Labs, Inc. (a) (b)	1,110	84,793
Tecumseh Products Co. Class A (a)	1,183	10,588
Tennant Co.	1,201	74,462
Twin Disc, Inc.	531	13,875

		1,566,855

Manufacturing — 1.9%
Actuant Corp. Class A	4,700	182,548
Acuity Brands, Inc.	2,757	253,699
American Railcar Industries, Inc. (b)	600	23,538
AZZ, Inc.	1,617	67,688
Barnes Group, Inc.	3,474	121,312
Blount International, Inc. (a)	3,123	37,820
The Brink’s Co.	3,117	88,211
Chase Corp.	409	12,016
CLARCOR, Inc.	3,192	177,252
EnPro Industries, Inc. (a)	1,360	81,886
ESCO Technologies, Inc.	1,740	57,820
Federal Signal Corp. (a)	3,970	51,094
FreightCar America, Inc.	766	15,841
GP Strategies Corp. (a)	933	24,463
Griffon Corp.	2,844	35,664
Handy & Harman Ltd. (a)	377	8,999
John Bean Technologies Corp.	1,840	45,779
Koppers Holdings, Inc.	1,315	56,085
LSB Industries, Inc. (a)	1,214	40,705
Lydall, Inc. (a)	1,087	18,664
Matthews International Corp. Class A	1,808	68,849
Myers Industries, Inc.	1,791	36,017
NL Industries, Inc.	520	5,902
Park-Ohio Holdings Corp. (a)	550	21,131
PMFG, Inc. (a)	1,307	9,672
Polypore International, Inc. (a) (b)	3,010	123,320
Raven Industries, Inc.	2,369	77,490
Smith & Wesson Holding Corp. (a) (b)	4,073	44,762
Standex International Corp.	808	47,995
Sturm, Ruger & Co., Inc. (b)	1,259	78,851
Tredegar Corp.	1,564	40,664
Trimas Corp. (a)	2,905	108,356

		2,064,093

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a)	1,110	17,871
Ampco-Pittsburgh Corp.	513	9,193
Circor International, Inc.	1,148	71,383
Commercial Metals Co.	7,530	127,633
Dynamic Materials Corp.	871	20,190
Global Brass & Copper Holdings, Inc. (a)	578	10,138
Haynes International, Inc.	782	35,448
Kaydon Corp.	2,046	72,674
L.B. Foster Co. Class A	647	29,594

	Number of Shares	Value
Mueller Industries, Inc.	1,823	$101,486
Mueller Water Products, Inc. Class A	10,281	82,145
NN, Inc.	1,091	16,976
Northwest Pipe Co. (a)	601	19,761
Omega Flex, Inc.	198	3,740
RBC Bearings, Inc. (a)	1,491	98,242
Rexnord Corp. (a)	1,922	39,978
Sun Hydraulics Corp.	1,365	49,481
Worthington Industries, Inc.	3,410	117,406

		923,339

Packaging & Containers — 0.2%
AEP Industries, Inc. (a)	277	20,584
Berry Plastics Group, Inc. (a)	3,515	70,195
Graphic Packaging Holding Co. (a)	13,558	116,056
UFP Technologies, Inc. (a)	398	9,062

		215,897

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	3,293	24,664
Arkansas Best Corp.	1,634	41,945
Atlas Air Worldwide Holdings, Inc. (a)	1,682	77,557
Bristow Group, Inc.	2,293	166,839
CAI International, Inc. (a)	1,088	25,318
Celadon Group, Inc.	1,277	23,842
Echo Global Logistics, Inc. (a)	1,132	23,704
Era Group, Inc. (a)	1,277	34,709
Forward Air Corp.	1,967	79,368
Frontline Ltd. (a) (b)	3,652	9,678
GasLog Ltd.	1,608	24,007
GulfMark Offshore, Inc. Class A	1,734	88,243
Heartland Express, Inc.	2,941	41,733
Hub Group, Inc. Class A (a)	2,400	94,152
International Shipholding Corp.	398	10,921
Knight Transportation, Inc.	3,747	61,900
Knightsbridge Tankers Ltd.	1,552	15,784
Marten Transport Ltd.	1,494	25,622
Matson, Inc.	2,703	70,900
Nordic American Tanker Shipping Ltd. (b)	4,190	34,526
Pacer International, Inc. (a)	2,261	13,996
Patriot Transportation Holding, Inc. (a)	418	14,141
PHI, Inc. (a)	798	30,092
Quality Distribution, Inc. (a)	1,336	12,345
Roadrunner Transportation Systems, Inc. (a)	1,186	33,493
Saia, Inc. (a)	1,545	48,173
Scorpio Tankers, Inc.	11,919	116,329
Ship Finance International Ltd. (b)	3,669	56,026
Swift Transportation Co. (a)	5,426	109,551
Teekay Tankers Ltd. Class A (b)	3,759	9,849
Ultrapetrol Bahamas Ltd. (a)	1,663	6,220
Universal Truckload Services, Inc.	381	10,157
UTI Worldwide, Inc.	5,895	89,073

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Werner Enterprises, Inc.	2,911	$67,914
XPO Logistics, Inc. (a)	1,865	40,414
YRC Worldwide, Inc. (a) (b)	732	12,356

		1,645,541

Trucking & Leasing — 0.3%
Aircastle Ltd.	4,460	77,648
TAL International Group, Inc. (b)	2,190	102,339
Textainer Group Holdings Ltd. (b)	1,403	53,132
The Greenbrier Cos., Inc. (a)	1,553	38,406

		271,525

		14,074,725

Technology — 9.5%
Computers — 1.6%
Acorn Energy, Inc.	1,118	6,596
Agilysys, Inc. (a)	867	10,335
CACI International, Inc. Class A (a)	1,493	103,181
Carbonite, Inc. (a)	769	11,535
Ciber, Inc. (a)	4,743	15,652
Computer Task Group, Inc.	984	15,901
Cray, Inc. (a)	2,518	60,608
Datalink Corp. (a)	1,190	16,089
Digimarc Corp.	440	8,888
Electronics for Imaging, Inc. (a)	3,016	95,547
FleetMatics Group PLC (a)	1,038	38,977
Furmanite Corp. (a)	2,379	23,552
Fusion-io, Inc. (a) (b)	4,830	64,674
Hutchinson Technology, Inc. (a)	1,280	4,454
iGATE Corp. (a)	2,282	63,348
Imation Corp. (a)	2,469	10,123
Immersion Corp. (a)	1,773	23,386
j2 Global, Inc.	2,968	146,975
The KEYW Holding Corp. (a) (b)	2,022	27,196
LivePerson, Inc. (a)	3,491	32,955
LogMeIn, Inc. (a)	1,543	47,910
Luxoft Holding, Inc. (a)	323	8,550
Manhattan Associates, Inc. (a)	1,261	120,362
Maxwell Technologies, Inc. (a)	1,858	16,871
Mentor Graphics Corp.	6,149	143,702
Mercury Computer Systems, Inc. (a)	2,061	20,589
Mitek Systems, Inc. (a) (b)	1,729	8,956
MTS Systems Corp.	1,036	66,667
Netscout Systems, Inc. (a)	2,377	60,780
Quantum Corp. (a)	13,483	18,607
RadiSys Corp. (a)	1,811	5,813
RealD, Inc. (a) (b)	2,571	17,997
Silicon Graphics International Corp. (a)	2,151	34,954
Silver Spring Networks, Inc. (a) (b)	347	6,014
Spansion, Inc. (a)	3,007	30,341
Super Micro Computer, Inc. (a)	2,026	27,432
Sykes Enterprises, Inc. (a)	2,498	44,739
Synaptics, Inc. (a)	2,109	93,387

	Number of Shares	Value
Syntel, Inc.	1,004	$80,420
Uni-Pixel, Inc. (a) (b)	704	12,482
Unisys Corp. (a)	2,880	72,547
Violin Memory, Inc. (a)	26	191
Virtusa Corp. (a)	1,300	37,778

		1,757,061

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	2,280	10,465
Compx International, Inc.	52	675

		11,140

Semiconductors — 3.0%
Aeroflex Holding Corp. (a)	1,140	8,026
Alpha & Omega Semiconductor Ltd. (a)	1,109	9,327
Ambarella, Inc. (a) (b)	1,176	22,955
Amkor Technology, Inc. (a) (b)	4,451	19,095
ANADIGICS, Inc. (a)	5,824	11,473
Applied Micro Circuits Corp. (a)	4,645	59,920
ATMI, Inc. (a)	2,034	53,942
Axcelis Technologies, Inc. (a)	6,908	14,576
Brooks Automation, Inc.	4,249	39,558
Cabot Microelectronics Corp. (a)	1,532	59,013
Cavium, Inc. (a)	3,311	136,413
Ceva, Inc. (a)	1,408	24,288
Cirrus Logic, Inc. (a)	4,111	93,237
Cohu, Inc.	1,580	17,238
Cypress Semiconductor Corp.	9,559	89,281
Diodes, Inc. (a)	2,282	55,909
DSP Group, Inc. (a)	1,402	9,884
Emulex Corp. (a)	5,779	44,845
Entegris, Inc. (a)	9,064	92,000
Entropic Communications, Inc. (a)	5,694	24,940
Exar Corp. (a)	2,438	32,694
Formfactor, Inc. (a)	3,433	23,550
GSI Group, Inc. (a)	1,937	18,479
GSI Technology, Inc. (a)	1,453	10,215
GT Advanced Technologies, Inc. (a) (b)	7,584	64,540
Hittite Microwave Corp. (a)	2,034	132,922
Inphi Corp. (a)	1,659	22,280
Integrated Device Technology, Inc. (a)	8,595	80,965
Integrated Silicon Solution, Inc. (a)	1,795	19,548
Intermolecular, Inc. (a)	993	5,471
International Rectifier Corp. (a)	4,496	111,366
Intersil Corp. Class A	8,262	92,782
IXYS Corp.	1,543	14,890
Kopin Corp. (a)	4,224	17,023
Lattice Semiconductor Corp. (a)	7,361	32,830
LTX-Credence Corp. (a)	3,026	19,911
MaxLinear, Inc. (a)	1,461	12,112
Micrel, Inc.	2,974	27,093
Microsemi Corp. (a)	5,986	145,160

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mindspeed Technologies, Inc. (a) (b)	3,050	$9,272
MKS Instruments, Inc.	3,452	91,789
Monolithic Power Systems, Inc.	2,404	72,793
MoSys, Inc. (a)	2,996	11,145
Nanometrics, Inc. (a)	1,473	23,745
OmniVision Technologies, Inc. (a)	3,429	52,498
Peregrine Semiconductor Corp. (a) (b)	1,680	15,070
Pericom Semiconductor Corp. (a)	1,478	11,528
Photronics, Inc. (a)	3,872	30,318
PLX Technology, Inc. (a)	2,913	17,536
PMC-Sierra, Inc. (a)	13,269	87,841
Power Integrations, Inc.	1,879	101,748
QLogic Corp. (a)	5,840	63,890
Rambus, Inc. (a)	7,093	66,674
Richardson Electronics Ltd.	902	10,256
Rubicon Technology, Inc. (a) (b)	1,125	13,624
Rudolph Technologies, Inc. (a)	2,080	23,712
Semtech Corp. (a)	4,346	130,336
Sigma Designs, Inc. (a)	1,861	10,403
Silicon Image, Inc. (a)	4,919	26,267
SunEdison, Inc. (a)	17,188	136,988
Supertex, Inc.	629	15,939
Tessera Technologies, Inc.	3,462	66,990
TriQuint Semiconductor, Inc. (a)	10,619	86,332
Ultra Clean Holdings, Inc. (a)	1,719	11,878
Ultratech, Inc. (a)	1,762	53,389
Veeco Instruments, Inc. (a)	2,543	94,676
Volterra Semiconductor Corp. (a)	1,589	36,547

		3,142,935

Software — 4.9%
Accelrys, Inc. (a)	3,552	35,023
ACI Worldwide, Inc. (a)	2,571	138,988
Actuate Corp. (a)	3,022	22,212
Acxiom Corp. (a)	4,762	135,193
Advent Software, Inc.	2,136	67,818
American Software, Inc./Georgia	1,537	13,126
Aspen Technology, Inc. (a)	6,032	208,406
Athenahealth, Inc. (a)	2,369	257,179
Audience, Inc. (a)	667	7,497
AVG Technologies NV (a)	1,522	36,437
Avid Technology, Inc. (a)	1,911	11,466
Benefitfocus, Inc. (a)	9	442
Blackbaud, Inc.	2,950	115,168
Bottomline Technologies, Inc. (a)	2,475	69,003
BroadSoft, Inc. (a)	1,836	66,151
Callidus Software, Inc. (a) (b)	2,390	21,916
CommVault Systems, Inc. (a)	2,997	263,226
Computer Programs & Systems, Inc.	704	41,184
Cornerstone OnDemand, Inc. (a)	2,608	134,155
CSG Systems International, Inc.	2,231	55,887
Cvent, Inc. (a)	423	14,877
Demandware, Inc. (a)	1,020	47,257
Digi International, Inc. (a)	1,654	16,557

	Number of Shares	Value
E2open, Inc. (a)	937	$20,989
Ebix, Inc. (b)	1,975	19,631
Envestnet, Inc. (a)	1,434	44,454
EPAM Systems, Inc. (a)	1,388	47,886
EPIQ Systems, Inc.	2,000	26,440
Fair Isaac Corp.	2,315	127,973
Glu Mobile, Inc. (a) (b)	4,232	11,807
Greenway Medical Technologies (a)	917	18,936
Guidance Software, Inc. (a)	1,198	10,866
Guidewire Software, Inc. (a)	2,706	127,480
Imperva, Inc. (a)	1,283	53,912
inContact, Inc. (a)	3,389	28,027
Infoblox, Inc. (a)	3,232	135,162
InnerWorkings, Inc. (a)	2,818	27,673
Interactive Intelligence Group, Inc. (a)	984	62,474
Jive Software, Inc. (a) (b)	2,516	31,450
ManTech International Corp. Class A	1,516	43,600
MedAssets, Inc. (a)	3,950	100,409
Medidata Solutions, Inc. (a)	1,716	169,764
MicroStrategy, Inc. Class A (a)	594	61,633
Model N, Inc. (a) (b)	593	5,871
Monotype Imaging Holdings, Inc.	2,502	71,707
Omnicell, Inc. (a)	2,182	51,670
PDF Solutions, Inc. (a)	1,598	33,957
Pegasystems, Inc.	1,106	44,030
Planet Payment, Inc. (a)	2,488	6,320
Progress Software Corp. (a)	3,585	92,780
Proofpoint, Inc. (a)	1,387	44,550
PROS Holdings, Inc. (a)	1,429	48,857
PTC, Inc. (a)	7,692	218,684
QAD, Inc.	317	4,324
QLIK Technologies, Inc. (a)	5,611	192,121
Quality Systems, Inc.	2,534	55,064
Qualys, Inc. (a)	947	20,256
Rally Software Development Corp. (a)	439	13,152
RealPage, Inc. (a)	2,957	68,484
Rocket Fuel, Inc. (a)	43	2,311
Rosetta Stone, Inc. (a)	738	11,978
Sapiens International Corp. NV	1,201	7,266
Schawk, Inc.	858	12,733
SciQuest, Inc. (a)	1,445	32,455
Seachange International, Inc. (a)	2,088	23,949
SS&C Technologies Holdings, Inc (a)	3,754	143,027
Synchronoss Technologies, Inc. (a)	1,901	72,352
SYNNEX Corp. (a)	1,710	105,079
Take-Two Interactive Software, Inc. (a)	5,254	95,413
Tangoe, Inc./CT (a)	1,969	46,980
TiVo, Inc. (a)	8,204	102,058
Tyler Technologies, Inc. (a)	2,031	177,652
The Ultimate Software Group, Inc. (a)	1,780	262,372
Verint Systems, Inc. (a)	3,401	126,041

		5,143,227

		10,054,363

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.9%
Electric — 1.7%
Allete, Inc.	2,580	$124,614
Ameresco, Inc. (a)	1,244	12,465
Atlantic Power Corp.	7,612	32,808
Avista Corp.	3,875	102,300
Black Hills Corp.	2,864	142,799
Cleco Corp.	3,838	172,096
Dynegy, Inc. (a) (b)	6,463	124,865
El Paso Electric Co.	2,614	87,307
The Empire District Electric Co.	2,715	58,807
EnerNOC, Inc. (a)	1,669	25,018
Genie Energy Ltd.	901	8,830
IDACORP, Inc.	3,231	156,380
MGE Energy, Inc.	1,505	82,098
NorthWestern Corp.	2,449	110,009
NRG Yield, Inc. (a)	1,436	43,496
Ormat Technologies, Inc. (b)	1,127	30,170
Otter Tail Corp.	2,378	65,633
Pike Electric Corp.	1,650	18,678
Portland General Electric Co.	4,877	137,678
UIL Holdings Corp.	3,271	121,616
Unitil Corp.	885	25,904
UNS Energy Corp.	2,674	124,662

		1,808,233

Gas — 1.0%
Chesapeake Utilities Corp.	612	32,124
Delta Natural Gas Co., Inc.	438	9,675
The Laclede Group, Inc.	2,117	95,265
New Jersey Resources Corp.	2,695	118,715
Northwest Natural Gas Co.	1,756	73,717
Piedmont Natural Gas Co., Inc. (b)	4,848	159,402
PNM Resources, Inc.	5,146	116,454
South Jersey Industries, Inc.	2,062	120,792
Southwest Gas Corp.	2,979	148,950
WGL Holdings, Inc.	3,329	142,182

		1,017,276

Water — 0.2%
American States Water Co.	2,520	69,451
Artesian Resources Corp.	462	10,279
California Water Service Group	3,122	63,439
Connecticut Water Service, Inc.	686	22,062
Consolidated Water Co., Inc.	934	13,982
Middlesex Water Co.	1,004	21,476
Pico Holdings, Inc. (a)	1,446	31,320
SJW Corp.	982	27,516
York Water Co.	821	16,476

		276,001

		3,101,510

TOTAL COMMON STOCK (Cost $81,172,357)		100,026,783

TOTAL EQUITIES (Cost $81,172,357)		100,026,783

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Tejon Ranch Co., Expires 8/31/16 Strike 40.00 (a)	169	$467

TOTAL WARRANTS (Cost $863)		467

MUTUAL FUNDS — 10.2%
Diversified Financial — 10.2%
Firsthand Technology Value Fund, Inc. (a)	547	13,390
State Street Navigator Securities Lending Prime Portfolio (d)	10,804,523	10,804,523

		10,817,913

TOTAL MUTUAL FUNDS (Cost $10,814,133)		10,817,913

TOTAL LONG-TERM INVESTMENTS (Cost $91,987,353)		110,845,163

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$4,349,643	4,349,643

Time Deposits — 0.1%
Euro Time Deposit 0.010% 10/01/13	60,773	60,773

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (f) 0.000% 10/17/13	60,000	59,998
U.S. Treasury Bill (f) 0.000% 10/17/13	265,000	264,991

		324,989

TOTAL SHORT-TERM INVESTMENTS (Cost $4,735,405)		4,735,405

TOTAL INVESTMENTS — 109.3% (Cost $96,722,758) (g)		115,580,568

Other Assets/(Liabilities) — (9.3)%		(9,875,183)

NET ASSETS — 100.0%		$105,705,385

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $10,490,431. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,349,644. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $4,438,836.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.6%
Basic Materials — 3.4%
Chemicals — 2.6%
Albemarle Corp.	36,000	$2,265,840
Celanese Corp. Series A	252,500	13,329,475
Cytec Industries, Inc.	26,000	2,115,360
FMC Corp.	136,200	9,768,264
Rockwood Holdings, Inc.	182,000	12,175,800
The Sherwin-Williams Co.	23,760	4,328,597

		43,983,336

Mining — 0.8%
Agnico-Eagle Mines Ltd. (a)	220,000	5,823,400
Franco-Nevada Corp.	189,000	8,574,312

		14,397,712

		58,381,048

Communications — 8.6%
Internet — 4.4%
Akamai Technologies, Inc. (b)	333,200	17,226,440
Dropbox, Inc. (b) (c)	32,717	296,059
FireEye, Inc. (b)	12,000	498,360
Groupon, Inc. (b)	691,000	7,746,110
LinkedIn Corp. (b)	26,000	6,397,560
Netflix, Inc. (b)	32,000	9,894,720
Rackspace Hosting, Inc. (b)	158,000	8,336,080
TripAdvisor, Inc. (b)	143,000	10,845,120
VeriSign, Inc. (b)	267,000	13,587,630
Yelp, Inc. (b)	27,000	1,786,860

		76,614,939

Media — 2.2%
Charter Communications, Inc. Class A (b)	110,000	14,823,600
Discovery Communications, Inc. Series A (b)	76,700	6,475,014
Discovery Communications, Inc. Series C (b)	48,000	3,749,760
FactSet Research Systems, Inc. (a)	126,000	13,746,600

		38,794,974

Telecommunications — 2.0%
Amdocs Ltd.	198,400	7,269,376
JDS Uniphase Corp. (b)	947,000	13,930,370
Motorola Solutions, Inc.	220,000	13,063,600

		34,263,346

		149,673,259

Consumer, Cyclical — 16.2%
Airlines — 0.6%
Alaska Air Group, Inc.	156,500	9,800,030

	Number of Shares	Value
Apparel — 0.2%
VF Corp.	22,604	$4,499,326

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (b)	32,000	6,189,440

Automotive & Parts — 1.3%
Delphi Automotive PLC	92,200	5,386,324
TRW Automotive Holdings Corp. (b)	71,100	5,070,141
WABCO Holdings, Inc. (b)	142,000	11,964,920

		22,421,385

Distribution & Wholesale — 1.6%
Fastenal Co.	331,000	16,632,750
LKQ Corp. (b)	202,500	6,451,650
WESCO International, Inc. (b)	54,200	4,147,926

		27,232,326

Home Furnishing — 0.4%
Harman International Industries, Inc.	112,000	7,417,760

Leisure Time — 1.5%
Harley-Davidson, Inc.	260,300	16,721,672
Norwegian Cruise Line Holdings Ltd. (b)	305,000	9,409,250

		26,130,922

Lodging — 1.4%
Choice Hotels International, Inc. (a)	171,000	7,385,490
Marriott International, Inc. Class A	252,000	10,599,120
Starwood Hotels & Resorts Worldwide, Inc.	48,700	3,236,115
Wyndham Worldwide Corp.	40,400	2,463,188

		23,683,913

Retail — 8.9%
AutoZone, Inc. (b)	32,000	13,527,360
Bed Bath & Beyond, Inc. (b)	37,300	2,885,528
CarMax, Inc. (b)	522,100	25,306,187
Chipotle Mexican Grill, Inc. (b)	17,840	7,648,008
Dick’s Sporting Goods, Inc.	42,700	2,279,326
Dollar General Corp. (b)	283,000	15,978,180
Dollar Tree, Inc. (b)	204,000	11,660,640
DSW, Inc. Class A	95,000	8,105,400
Dunkin’ Brands Group, Inc.	56,300	2,548,138
GNC Holdings, Inc. Class A	138,300	7,555,329
Kohl’s Corp.	220,000	11,385,000
L Brands, Inc.	91,000	5,560,100
O’Reilly Automotive, Inc. (b)	151,900	19,380,921
Panera Bread Co. Class A (b)	25,000	3,963,250
PVH Corp.	23,400	2,777,346
Tiffany & Co.	30,200	2,313,924
Tim Hortons, Inc.	188,000	10,904,000

		153,778,637

		281,153,739

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 26.6%
Beverages — 0.8%
Brown-Forman Corp. Class B	50,925	$3,469,521
Green Mountain Coffee Roasters, Inc. (a) (b)	142,000	10,696,860

		14,166,381

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc. (b)	63,000	7,318,080
Alkermes PLC (b)	457,100	15,367,702
Illumina, Inc. (a) (b)	116,400	9,408,612
Incyte Corp. (b)	214,300	8,175,545
Intrexon Corp. (a) (b)	52,000	1,231,880
Regeneron Pharmaceuticals, Inc. (b)	35,000	10,950,450
Seattle Genetics, Inc. (a) (b)	7,700	337,491
Vertex Pharmaceuticals, Inc. (b)	95,000	7,202,900

		59,992,660

Commercial Services — 7.9%
Alliance Data Systems Corp. (b)	42,200	8,924,034
CoreLogic, Inc. (b)	230,000	6,221,500
Equifax, Inc.	190,000	11,371,500
Gartner, Inc. (b)	308,300	18,498,000
Global Payments, Inc.	157,000	8,019,560
Hertz Global Holdings, Inc. (b)	466,500	10,337,640
KAR Auction Services, Inc.	124,910	3,523,711
Manpower, Inc.	299,000	21,749,260
MAXIMUS, Inc.	44,200	1,990,768
Quanta Services, Inc. (b)	602,000	16,561,020
Vantiv, Inc. (b)	368,000	10,281,920
Verisk Analytics, Inc. Class A (b)	216,100	14,037,856
WEX, Inc. (b)	63,300	5,554,575

		137,071,344

Foods — 2.3%
Dean Foods Co. (b)	386,000	7,449,800
The Fresh Market, Inc. (b)	61,000	2,885,910
Sprouts Farmers Market, Inc. (b)	18,000	799,020
TreeHouse Foods, Inc. (b)	126,000	8,420,580
WhiteWave Foods Co. Class A (a) (b)	526,000	10,504,220
Whole Foods Market, Inc.	157,000	9,184,500

		39,244,030

Health Care – Products — 4.0%
Bruker Corp. (b)	474,000	9,788,100
CareFusion Corp. (b)	394,000	14,538,600
The Cooper Cos., Inc.	131,600	17,067,204
Edwards Lifesciences Corp. (b)	24,500	1,705,935
Henry Schein, Inc. (b)	126,000	13,066,200
IDEXX Laboratories, Inc. (b)	134,000	13,353,100

		69,519,139

Health Care – Services — 4.7%
Catamaran Corp. (b)	173,616	7,977,655

	Number of Shares	Value
Centene Corp. (b)	51,500	$3,293,940
Covance, Inc. (b)	265,400	22,946,484
Envision Healthcare Holdings, Inc. (b)	127,000	3,305,810
Laboratory Corporation of America Holdings (b)	189,000	18,737,460
MEDNAX, Inc. (b)	136,500	13,704,600
Universal Health Services, Inc. Class B	152,000	11,398,480

		81,364,429

Pharmaceuticals — 3.4%
Actavis, Inc. (b)	57,500	8,280,000
Alnylam Pharmaceuticals, Inc. (b)	64,000	4,096,640
Cubist Pharmaceuticals, Inc. (b)	63,000	4,003,650
DENTSPLY International, Inc.	378,000	16,408,980
Hospira, Inc. (b)	208,000	8,157,760
Perrigo Co.	35,100	4,330,638
Pharmacyclics, Inc. (b)	45,000	6,228,900
Theravance, Inc. (a) (b)	39,500	1,615,155
Valeant Pharmaceuticals International, Inc. (b)	63,000	6,572,790

		59,694,513

		461,052,496

Energy — 6.7%
Coal — 0.4%
CONSOL Energy, Inc.	205,000	6,898,250

Oil & Gas — 5.9%
Atwood Oceanics, Inc. (b)	46,900	2,581,376
Cabot Oil & Gas Corp.	103,600	3,866,352
Concho Resources, Inc. (b)	135,200	14,711,112
Continental Resources, Inc. (a) (b)	49,700	5,330,822
EQT Corp.	221,000	19,607,120
InterOil Corp. (a) (b)	61,500	4,385,565
Pioneer Natural Resources Co.	63,000	11,894,400
Range Resources Corp.	205,000	15,557,450
SandRidge Energy, Inc. (a) (b)	409,300	2,398,498
SM Energy Co.	221,000	17,058,990
Southwestern Energy Co. (b)	111,900	4,070,922

		101,462,607

Oil & Gas Services — 0.4%
Cameron International Corp. (b)	68,800	4,015,856
Oceaneering International, Inc.	39,600	3,217,104

		7,232,960

		115,593,817

Financial — 6.4%
Banks — 0.3%
Signature Bank (b)	37,900	3,468,608
TCF Financial Corp.	101,000	1,442,280

		4,910,888

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.5%
CBOE Holdings, Inc.	252,000	$11,397,960
The Charles Schwab Corp.	237,000	5,010,180
E*TRADE Financial Corp. (b)	157,600	2,600,400
IntercontinentalExchange, Inc. (b)	46,000	8,345,320
Raymond James Financial, Inc.	98,000	4,083,660
TD Ameritrade Holding Corp.	490,000	12,828,200

		44,265,720

Insurance — 3.1%
Allied World Assurance Co. Holdings Ltd.	52,900	5,257,731
Arthur J. Gallagher & Co.	111,400	4,862,610
Fidelity National Financial, Inc. Class A	497,000	13,220,200
HCC Insurance Holdings, Inc.	252,000	11,042,640
The Progressive Corp.	410,000	11,164,300
Willis Group Holdings PLC	188,000	8,146,040

		53,693,521

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	95,000	8,293,500

		111,163,629

Industrial — 16.3%
Aerospace & Defense — 0.7%
BE Aerospace, Inc. (b)	170,300	12,571,546

Building Materials — 0.8%
Armstrong World Industries, Inc. (b)	51,900	2,852,424
Eagle Materials, Inc.	58,900	4,273,195
Martin Marietta Materials, Inc.	76,000	7,460,920

		14,586,539

Electrical Components & Equipment — 1.8%
AMETEK, Inc.	315,000	14,496,300
The Babcock & Wilcox Co.	505,000	17,028,600

		31,524,900

Electronics — 2.7%
Agilent Technologies, Inc.	268,000	13,735,000
Amphenol Corp. Class A	64,400	4,983,272
FEI Co.	74,900	6,576,220
Imax Corp. (a) (b)	151,200	4,572,288
Mettler-Toledo International, Inc. (b)	14,000	3,361,260
Sensata Technologies Holding NV (b)	188,000	7,194,760
Trimble Navigation Ltd. (b)	220,000	6,536,200

		46,959,000

Engineering & Construction — 0.6%
Chicago Bridge & Iron Co. NV	56,000	3,795,120
Jacobs Engineering Group, Inc. (b)	69,200	4,026,056
McDermott International, Inc. (b)	379,000	2,815,970

		10,637,146

	Number of Shares	Value
Environmental Controls — 0.7%
Stericycle, Inc. (b)	21,200	$2,446,480
Waste Connections, Inc.	220,000	9,990,200

		12,436,680

Machinery – Diversified — 2.7%
Chart Industries, Inc. (b)	31,500	3,875,760
IDEX Corp.	283,000	18,465,750
Nordson Corp.	63,000	4,638,690
Roper Industries, Inc.	126,000	16,741,620
Wabtec Corp.	43,300	2,722,271

		46,444,091

Manufacturing — 3.9%
Acuity Brands, Inc.	87,000	8,005,740
Colfax Corp. (b)	167,000	9,433,830
Pall Corp.	295,600	22,773,024
Pentair Ltd.	45,900	2,980,746
Teleflex, Inc.	79,000	6,500,120
Textron, Inc.	632,000	17,449,520

		67,142,980

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (b)	148,000	3,078,400

Packaging & Containers — 0.2%
Ball Corp.	95,000	4,263,600

Transportation — 2.0%
Genesee & Wyoming, Inc. Class A (b)	41,500	3,858,255
J.B. Hunt Transport Services, Inc.	127,000	9,262,110
Kansas City Southern	95,000	10,389,200
Kirby Corp. (b)	56,000	4,846,800
United Continental Holdings, Inc. (b)	182,500	5,604,575

		33,960,940

		283,605,822

Technology — 11.5%
Computers — 2.7%
Cadence Design Systems, Inc. (b)	484,600	6,542,100
Computer Sciences Corp.	44,000	2,276,560
IHS, Inc. Class A (b)	225,100	25,701,918
Jack Henry & Associates, Inc.	99,800	5,150,678
SanDisk Corp.	63,000	3,749,130
Teradata Corp. (b)	70,900	3,930,696

		47,351,082

Semiconductors — 3.5%
Altera Corp.	271,000	10,070,360
Atmel Corp. (b)	1,008,000	7,499,520
Avago Technologies Ltd.	157,000	6,769,840
Cree, Inc. (b)	63,000	3,791,970
IPG Photonics Corp. (a)	88,000	4,955,280
Microchip Technology, Inc. (a)	157,000	6,325,530
NXP Semiconductor NV (b)	90,100	3,352,621

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xilinx, Inc.	367,000	$17,197,620

		59,962,741

Software — 5.3%
Cerner Corp. (b)	42,100	2,212,355
Citrix Systems, Inc. (b)	73,000	5,154,530
Concur Technologies, Inc. (a) (b)	111,000	12,265,500
Electronic Arts, Inc. (b)	194,000	4,956,700
Fidelity National Information Services, Inc.	126,000	5,851,440
Fiserv, Inc. (b)	222,000	22,433,100
MSCI, Inc. (b)	307,000	12,359,820
Red Hat, Inc. (b)	283,000	13,057,620
Servicenow, Inc. (b)	179,000	9,299,050
Workday, Inc. (b)	63,000	5,098,590

		92,688,705

		200,002,528

Utilities — 0.9%
Electric — 0.9%
Calpine Corp. (b)	822,000	15,971,460

TOTAL COMMON STOCK (Cost $1,131,996,922)		1,676,597,798

PREFERRED STOCK — 0.3%

Communications — 0.3%
Internet — 0.3%
Coupons.com (b) (c)	503,736	1,803,375
Dropbox, Inc. Series A (b) (c)	40,629	367,656
Dropbox, Inc. Series A 1 (b) (c)	199,577	1,805,992
Living Social (b) (c)	586,650	340,257

		4,317,280

		4,317,280

TOTAL PREFERRED STOCK (Cost $8,256,006)		4,317,280

TOTAL EQUITIES (Cost $1,140,252,928)		1,680,915,078

MUTUAL FUNDS — 5.1%
Diversified Financial — 5.1%
State Street Navigator Securities Lending Prime Portfolio (d)	77,276,939	77,276,939
T. Rowe Price Government Reserve Investment Fund	11,838,639	11,838,639

		89,115,578

TOTAL MUTUAL FUNDS (Cost $89,115,578)		89,115,578

TOTAL LONG-TERM INVESTMENTS (Cost $1,229,368,506)		1,770,030,656

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$45,990,038	$45,990,038

TOTAL SHORT-TERM INVESTMENTS (Cost $45,990,038)		45,990,038

TOTAL INVESTMENTS — 104.7% (Cost $1,275,358,544) (f)		1,816,020,694

Other Assets/(Liabilities) — (4.7)%		(80,820,388)

NET ASSETS — 100.0%		$1,735,200,306

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $75,661,734. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $4,613,339 or 0.27% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $45,990,051. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 1/01/32, and an aggregate market value, including accrued interest, of $46,913,721.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 97.3%
Basic Materials — 2.5%
Chemicals — 1.4%
Ferro Corp. (a)	338,160	$3,080,639
H.B. Fuller Co.	56,399	2,548,671
Methanex Corp.	92,174	4,725,761
Minerals Technologies, Inc.	56,288	2,778,938

		13,134,009

Forest Products & Paper — 1.1%
KapStone Paper and Packaging Corp.	195,296	8,358,669
Potlatch Corp.	63,290	2,511,347

		10,870,016

		24,004,025

Communications — 9.5%
Internet — 6.3%
Angie’s List, Inc. (a) (b)	146,594	3,298,365
Bankrate, Inc. (a)	143,294	2,947,558
Constant Contact, Inc. (a)	54,700	1,295,843
Dealertrack Technologies, Inc. (a)	130,237	5,579,353
Dropbox, Inc. (c)	31,734	287,164
Forgame Holdings Ltd. (a)	8,500	55,893
HomeAway, Inc. (a)	126,779	3,549,812
IAC/InterActiveCorp	135,248	7,394,008
Marketo, Inc. (a)	34,827	1,110,285
OpenTable, Inc. (a)	50,300	3,519,994
Responsys, Inc. (a)	199,505	3,291,832
Shutterfly, Inc. (a)	61,290	3,424,885
Shutterstock, Inc. (a)	37,798	2,748,671
SPS Commerce, Inc. (a)	49,475	3,310,867
Stamps.com, Inc. (a)	42,572	1,955,332
Textura Corp. (a) (b)	56,492	2,433,675
Tremor Video, Inc. (a)	300,736	2,775,793
Trulia, Inc. (a)	69,866	3,285,798
Web.com Group, Inc. (a)	163,865	5,299,394
Yelp, Inc. (a)	27,887	1,845,562

		59,410,084

Media — 1.1%
FactSet Research Systems, Inc. (b)	40,444	4,412,441
The New York Times Co. Class A (a) (b)	164,400	2,066,508
Pandora Media, Inc. (a) (b)	131,422	3,302,635

		9,781,584

Telecommunications — 2.1%
Ciena Corp. (a)	205,520	5,133,890
DigitalGlobe, Inc. (a)	203,528	6,435,555
Gogo, Inc. (a) (b)	91,200	1,620,624
Sonus Networks, Inc. (a)	540,675	1,827,481
tw telecom, Inc. (a)	70,430	2,103,392

	Number of Shares	Value
Vonage Holdings Corp. (a)	845,620	$2,655,247

		19,776,189

		88,967,857

Consumer, Cyclical — 16.4%
Airlines — 0.6%
JetBlue Airways Corp. (a) (b)	398,850	2,656,341
Spirit Airlines, Inc. (a)	90,405	3,098,179

		5,754,520

Apparel — 1.0%
Skechers U.S.A., Inc. Class A (a)	81,298	2,529,181
Steven Madden Ltd. (a)	34,785	1,872,476
Under Armour, Inc. Class A (a)	57,362	4,557,411

		8,959,068

Automotive & Parts — 1.6%
Dana Holding Corp.	295,699	6,753,765
Dorman Products, Inc.	52,047	2,578,929
Tenneco, Inc. (a)	110,614	5,586,007

		14,918,701

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc. (a)	83,931	3,094,536
HD Supply Holdings, Inc. (a)	95,535	2,098,904
Watsco, Inc.	33,500	3,158,045
WESCO International, Inc. (a) (b)	36,955	2,828,166

		11,179,651

Entertainment — 1.0%
Churchill Downs, Inc.	47,180	4,082,014
DreamWorks Animation SKG, Inc. Class A (a) (b)	109,540	3,117,508
Six Flags Entertainment Corp.	78,218	2,642,986

		9,842,508

Home Builders — 1.0%
Beazer Homes USA, Inc. (a) (b)	158,977	2,861,586
Standard Pacific Corp. (a)	512,023	4,050,102
Taylor Morrison Home Corp. (a)	106,983	2,423,165

		9,334,853

Home Furnishing — 0.7%
Harman International Industries, Inc.	93,600	6,199,128

Housewares — 0.3%
The Toro Co.	58,700	3,190,345

Leisure Time — 0.7%
Brunswick Corp.	97,437	3,888,711
LIFE TIME FITNESS, Inc. (a)	44,804	2,306,062

		6,194,773

Office Furnishings — 0.3%
Steelcase, Inc. Class A	196,553	3,266,711

Retail — 7.3%
AFC Enterprises, Inc. (a)	36,014	1,569,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BJ’s Restaurants, Inc. (a)	43,046	$1,236,281
Bloomin’ Brands, Inc. (a)	122,510	2,892,461
Body Central Corp. (a)	100,910	615,551
Bravo Brio Restaurant Group, Inc. (a)	112,900	1,704,790
Buffalo Wild Wings, Inc. (a)	18,175	2,021,424
Casey’s General Stores, Inc.	73,099	5,372,776
The Cheesecake Factory, Inc.	69,250	3,043,537
Denny’s Corp. (a)	361,430	2,211,952
Domino’s Pizza, Inc.	31,100	2,113,245
DSW, Inc. Class A	27,810	2,372,749
Five Below, Inc. (a)	37,326	1,633,013
Francesca’s Holdings Corp. (a) (b)	171,254	3,192,175
GameStop Corp. Class A	143,826	7,140,961
HSN, Inc.	96,123	5,154,115
Jack in the Box, Inc. (a)	70,416	2,816,640
Krispy Kreme Doughnuts, Inc. (a)	152,400	2,947,416
Lumber Liquidators Holdings, Inc. (a) (b)	13,884	1,480,729
Panera Bread Co. Class A (a)	19,300	3,059,629
Pier 1 Imports, Inc.	140,449	2,741,564
Red Robin Gourmet Burgers, Inc. (a)	41,847	2,975,322
Stage Stores, Inc. (b)	148,600	2,853,120
Tuesday Morning Corp. (a)	53,700	819,999
Vitamin Shoppe, Inc. (a)	33,436	1,462,825
Zumiez, Inc. (a)	207,285	5,707,592

		69,139,716

Storage & Warehousing — 0.3%
Mobile Mini, Inc. (a)	76,302	2,598,846

Textiles — 0.4%
Fifth & Pacific Cos., Inc. (a)	81,630	2,051,362
Tumi Holdings, Inc. (a)	86,420	1,741,363

		3,792,725

		154,371,545

Consumer, Non-cyclical — 23.7%
Biotechnology — 2.5%
Algeta ASA (a)	37,442	1,446,166
Alkermes PLC (a)	74,430	2,502,337
Coronado Biosciences, Inc. (a) (b)	114,736	805,447
Exelixis, Inc. (a) (b)	412,030	2,398,015
Immunogen, Inc. (a) (b)	77,680	1,322,114
Incyte Corp. (a)	63,730	2,431,299
Ironwood Pharmaceuticals, Inc. (a) (b)	322,178	3,817,809
KYTHERA Biopharmaceuticals, Inc. (a)	17,200	786,040
NewLink Genetics Corp. (a) (b)	73,918	1,388,180
NPS Pharmaceuticals, Inc. (a)	96,114	3,057,386
Puma Biotechnology, Inc. (a)	12,204	654,867
Seattle Genetics, Inc. (a) (b)	73,893	3,238,730

		23,848,390

	Number of Shares	Value
Commercial Services — 8.0%
The Advisory Board Co. (a)	22,043	$1,311,118
AerCap Holdings NV (a)	193,720	3,769,791
Avis Budget Group, Inc. (a)	112,792	3,251,793
Convergys Corp.	167,630	3,143,063
The Corporate Executive Board Co.	50,332	3,655,110
CoStar Group, Inc. (a)	38,783	6,511,666
ExamWorks Group, Inc. (a)	117,067	3,042,571
Healthcare Services Group, Inc.	77,800	2,004,128
Heartland Payment Systems, Inc. (b)	73,247	2,909,371
HMS Holdings Corp. (a)	61,346	1,319,553
Huron Consulting Group, Inc. (a)	58,200	3,061,902
MAXIMUS, Inc.	104,314	4,698,303
On Assignment, Inc. (a)	60,366	1,992,078
PAREXEL International Corp. (a)	49,119	2,467,247
Performant Financial Corp. (a)	35,747	390,357
ServiceSource International, Inc. (a)	530,154	6,404,260
TAL Education Group Sponsored ADR (Cayman Islands) (b)	121,580	1,762,910
Team Health Holdings, Inc. (a)	55,031	2,087,876
TrueBlue, Inc. (a)	295,635	7,098,196
WEX, Inc. (a)	104,083	9,133,283
WNS Holdings Ltd. Sponsored ADR (India) (a)	248,220	5,267,228

		75,281,804

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	36,710	1,355,333

Foods — 1.5%
Annie’s, Inc. (a) (b)	61,500	3,019,650
The Fresh Market, Inc. (a)	57,960	2,742,088
Sanderson Farms, Inc.	45,950	2,997,778
WhiteWave Foods Co. Class A (a)	290,835	5,807,975

		14,567,491

Health Care – Products — 4.9%
Cyberonics, Inc. (a)	129,600	6,575,904
Dexcom, Inc. (a)	532,135	15,022,171
Endologix, Inc. (a)	88,786	1,432,118
Globus Medical, Inc. Class A (a) (b)	141,390	2,468,669
Haemonetics Corp. (a)	37,229	1,484,692
HeartWare International, Inc. (a)	43,246	3,166,040
Insulet Corp. (a)	135,953	4,926,937
Spectranetics Corp. (a)	287,273	4,820,441
Tornier BV (a)	177,363	3,428,427
Volcano Corp. (a)	97,199	2,325,000

		45,650,399

Health Care – Services — 3.8%
Acadia Healthcare Co., Inc. (a)	187,927	7,409,962
Centene Corp. (a)	43,719	2,796,267
Covance, Inc. (a)	58,985	5,099,843
Envision Healthcare Holdings, Inc. (a)	74,800	1,947,044

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HealthSouth Corp.	102,822	$3,545,303
Kindred Healthcare, Inc.	229,360	3,080,305
LifePoint Hospitals, Inc. (a)	55,190	2,573,510
Vocera Communications, Inc. (a)	172,200	3,202,920
WellCare Health Plans, Inc. (a)	85,694	5,976,299

		35,631,453

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	39,114	2,575,266

Pharmaceuticals — 2.4%
Alnylam Pharmaceuticals, Inc. (a)	9,100	582,491
AVANIR Pharmaceuticals, Inc. (a) (b)	225,660	956,798
Cubist Pharmaceuticals, Inc. (a)	37,372	2,374,991
Furiex Pharmaceuticals, Inc. (a)	56,088	2,467,311
Hyperion Therapeutics, Inc. (a) (b)	82,710	2,161,212
Keryx Biopharmaceuticals, Inc. (a) (b)	381,350	3,851,635
The Medicines Co. (a)	48,910	1,639,463
Orexigen Therapeutics, Inc. (a)	178,054	1,093,252
Pacira Pharmaceuticals, Inc. (a) (b)	29,146	1,401,631
Salix Pharmaceuticals Ltd. (a)	72,620	4,856,826
TESARO, Inc. (a)	21,000	813,540

		22,199,150

Textiles — 0.2%
Samsonite International SA	591,680	1,650,050

		222,759,336

Diversified — 0.2%
Holding Company – Diversified — 0.2%
Primoris Services Corp.	62,849	1,600,764

Energy — 6.3%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a)	96,170	3,866,996
Headwaters, Inc. (a)	192,876	1,733,955

		5,600,951

Oil & Gas — 2.5%
Diamondback Energy, Inc. (a)	42,313	1,804,226
Oasis Petroleum, Inc. (a)	49,598	2,436,750
Painted Pony Petroleum Ltd. (a)	165,670	1,299,562
PDC Energy, Inc. (a)	29,836	1,776,435
Rex Energy Corp. (a)	96,010	2,141,023
Rosetta Resources, Inc. (a)	154,856	8,433,458
SemGroup Corp. Class A	49,749	2,836,688
Western Refining, Inc. (b)	89,800	2,697,592

		23,425,734

Oil & Gas Services — 3.2%
CARBO Ceramics, Inc. (b)	25,000	2,477,750
Core Laboratories NV	26,783	4,531,952
Dril-Quip, Inc. (a)	69,989	8,031,238
Hornbeck Offshore Services, Inc. (a)	88,564	5,087,116
ION Geophysical Corp. (a)	329,100	1,711,320

	Number of Shares	Value
Key Energy Services, Inc. (a)	291,890	$2,127,878
Pioneer Energy Services Corp. (a)	219,576	1,649,016
TETRA Technologies, Inc. (a)	223,800	2,804,214
Trican Well Service Ltd.	143,120	1,946,615

		30,367,099

		59,393,784

Financial — 10.5%
Banks — 2.2%
Associated Banc-Corp.	168,540	2,610,685
BancFirst Corp.	25,184	1,361,699
Bank of the Ozarks, Inc.	32,453	1,557,419
Banner Corp.	61,109	2,331,919
CapitalSource, Inc.	222,720	2,645,914
First Financial Holdings, Inc.	30,388	1,676,202
First Horizon National Corp.	236,460	2,598,695
Hancock Holding Co.	47,700	1,496,826
International Bancshares Corp.	116,030	2,509,729
National Penn Bancshares, Inc.	59,670	599,684
Sterling Financial Corp.	40,165	1,150,727

		20,539,499

Diversified Financial — 4.4%
Altisource Residential Corp.	79,947	1,837,182
Ellie Mae, Inc. (a)	98,410	3,150,104
Financial Engines, Inc.	129,670	7,707,585
Investment Technology Group, Inc. (a)	145,100	2,280,972
MarketAxess Holdings, Inc.	29,503	1,771,360
Portfolio Recovery Associates, Inc. (a)	171,218	10,262,807
Virtus Investment Partners, Inc. (a)	8,555	1,391,385
WageWorks, Inc. (a)	174,109	8,783,799
WisdomTree Investments, Inc. (a)	356,342	4,137,131

		41,322,325

Insurance — 1.3%
Argo Group International Holdings Ltd.	7,900	338,752
eHealth, Inc. (a)	129,912	4,190,961
The Hanover Insurance Group, Inc.	48,720	2,695,190
Primerica, Inc.	61,740	2,490,592
Protective Life Corp.	67,227	2,860,509

		12,576,004

Investment Companies — 0.2%
Solar Capital Ltd.	109,690	2,431,828

Real Estate — 0.8%
Alexander & Baldwin, Inc. (a)	56,240	2,025,765
HFF, Inc.	133,700	3,349,185
Jones Lang LaSalle, Inc.	23,328	2,036,534

		7,411,484

Real Estate Investment Trusts (REITS) — 1.6%
Eastgroup Properties	31,473	1,863,516

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Industrial Realty Trust, Inc.	100,100	$1,628,627
MFA Financial, Inc.	337,120	2,511,544
NorthStar Realty Finance Corp.	255,690	2,372,803
Pebblebrook Hotel Trust	118,853	3,412,270
Redwood Trust, Inc. (b)	96,340	1,896,935
Zillow, Inc. Class A (a)	14,490	1,222,521

		14,908,216

		99,189,356

Industrial — 14.5%
Aerospace & Defense — 1.4%
Esterline Technologies Corp. (a)	24,200	1,933,338
Moog, Inc. Class A (a)	105,675	6,199,952
Teledyne Technologies, Inc. (a)	56,352	4,785,976

		12,919,266

Building Materials — 1.9%
Apogee Enterprises, Inc.	65,324	1,938,816
Armstrong World Industries, Inc. (a)	144,905	7,963,979
Lennox International, Inc.	16,750	1,260,605
Owens Corning, Inc. (a)	95,730	3,635,825
USG Corp. (a) (b)	92,498	2,643,593

		17,442,818

Electrical Components & Equipment — 0.4%
Generac Holdings, Inc.	47,208	2,012,949
GrafTech International Ltd. (a) (b)	256,500	2,167,425

		4,180,374

Electronics — 1.9%
Imax Corp. (a) (b)	290,185	8,775,194
OSI Systems, Inc. (a)	50,353	3,749,788
Rogers Corp. (a)	84,269	5,012,320

		17,537,302

Environmental Controls — 0.7%
US Ecology, Inc.	77,365	2,331,008
Waste Connections, Inc.	90,500	4,109,605

		6,440,613

Hand & Machine Tools — 0.3%
Kennametal, Inc.	67,150	3,062,040

Machinery – Diversified — 3.5%
Altra Holdings, Inc.	115,069	3,096,507
Applied Industrial Technologies, Inc.	54,172	2,789,858
Briggs & Stratton Corp.	112,969	2,272,936
Cognex Corp.	111,000	3,480,960
Graco, Inc.	53,200	3,939,992
iRobot Corp. (a)	38,273	1,441,744
Lindsay Corp.	28,491	2,325,435
The Middleby Corp. (a)	20,500	4,282,655
Nordson Corp.	36,000	2,650,680
Proto Labs, Inc. (a) (b)	30,700	2,345,173
Wabtec Corp.	68,454	4,303,703

		32,929,643

	Number of Shares	Value
Manufacturing — 2.0%
Actuant Corp. Class A	81,928	$3,182,084
Acuity Brands, Inc.	54,280	4,994,846
FreightCar America, Inc.	64,974	1,343,662
Hexcel Corp. (a)	169,248	6,566,822
Polypore International, Inc. (a) (b)	32,887	1,347,380
Raven Industries, Inc.	48,600	1,589,706

		19,024,500

Metal Fabricate & Hardware — 0.1%
RBC Bearings, Inc. (a)	16,900	1,113,541

Packaging & Containers — 0.4%
Graphic Packaging Holding Co. (a)	456,660	3,909,010

Transportation — 1.9%
Con-way, Inc.	127,050	5,474,585
Diana Shipping, Inc. (a)	148,353	1,790,621
Genesee & Wyoming, Inc. Class A (a)	23,052	2,143,144
Old Dominion Freight Line, Inc. (a)	87,151	4,008,074
Swift Transportation Co. (a)	246,036	4,967,467

		18,383,891

		136,942,998

Technology — 13.3%
Computers — 1.4%
Cadence Design Systems, Inc. (a)	551,118	7,440,093
FleetMatics Group PLC (a)	102,842	3,861,717
Virtusa Corp. (a)	70,086	2,036,699

		13,338,509

Semiconductors — 3.2%
Cavium, Inc. (a)	98,950	4,076,740
Fairchild Semiconductor International, Inc. (a)	184,700	2,565,483
Himax Technologies, Inc. ADR (Cayman Islands) (b)	341,754	3,417,540
Hittite Microwave Corp. (a)	113,528	7,419,055
Lattice Semiconductor Corp. (a)	463,686	2,068,039
Microsemi Corp. (a)	99,530	2,413,602
Monolithic Power Systems, Inc.	51,420	1,556,998
Nanometrics, Inc. (a)	103,130	1,662,456
ON Semiconductor Corp. (a)	246,910	1,802,443
Silicon Laboratories, Inc. (a)	9,651	412,194
SunEdison, Inc. (a)	207,169	1,651,137
Ultratech, Inc. (a)	46,810	1,418,343

		30,464,030

Software — 8.7%
Acxiom Corp. (a)	57,401	1,629,614
Aspen Technology, Inc. (a)	138,673	4,791,152
Athenahealth, Inc. (a) (b)	26,085	2,831,788
BroadSoft, Inc. (a)	154,300	5,559,429
CommVault Systems, Inc. (a)	30,286	2,660,019
Concur Technologies, Inc. (a) (b)	23,522	2,599,181

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cornerstone OnDemand, Inc. (a)	80,557	$4,143,852
Demandware, Inc. (a)	23,244	1,076,895
Envestnet, Inc. (a)	141,493	4,386,283
Guidewire Software, Inc. (a)	122,433	5,767,819
Imperva, Inc. (a)	33,106	1,391,114
Infoblox, Inc. (a)	116,500	4,872,030
Interactive Intelligence Group, Inc. (a)	48,852	3,101,613
Monotype Imaging Holdings, Inc.	65,200	1,868,632
NQ Mobile, Inc. Sponsored ADR (Cayman Islands) (a) (b)	82,949	1,807,459
PTC, Inc. (a)	187,060	5,318,116
QLIK Technologies, Inc. (a)	57,990	1,985,578
Servicenow, Inc. (a)	36,687	1,905,890
Solera Holdings, Inc.	35,600	1,882,172
Splunk, Inc. (a)	20,760	1,246,430
Telogis (c)	251,002	497,260
TiVo, Inc. (a)	366,020	4,553,289
Tyler Technologies, Inc. (a)	73,894	6,463,508
The Ultimate Software Group, Inc. (a)	28,716	4,232,738
Verint Systems, Inc. (a)	135,129	5,007,881

		81,579,742

		125,382,281

Utilities — 0.4%
Electric — 0.1%
NRG Yield, Inc. (a) (b)	25,500	772,395

Gas — 0.3%
Southwest Gas Corp.	52,980	2,649,000

		3,421,395

TOTAL COMMON STOCK (Cost $713,551,493)		916,033,341

PREFERRED STOCK — 0.2%

Consumer, Cyclical — 0.1%
Automotive & Parts — 0.1%
Mobileye NV (a) (c)	37,375	1,304,387

Technology — 0.1%
Software — 0.1%
Telogis (a) (c)	341,823	752,421

TOTAL PREFERRED STOCK (Cost $2,056,808)		2,056,808

TOTAL EQUITIES (Cost $715,608,301)		918,090,149

MUTUAL FUNDS — 7.8%
Diversified Financial — 7.8%
iShares Russell 2000 Index Fund (b)	30,830	3,287,094

	Number of Shares	Value
State Street Naviagtor Securities Lending Prime Portfolio (d)	69,634,159	$69,634,159

		72,921,253

TOTAL MUTUAL FUNDS (Cost $72,925,309)		72,921,253

TOTAL LONG-TERM INVESTMENTS (Cost $788,533,610)		991,011,402

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$18,584,465	18,584,465

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	15,513	15,513

TOTAL SHORT-TERM INVESTMENTS (Cost $18,599,978)		18,599,978

TOTAL INVESTMENTS — 107.3% (Cost $807,133,588) (f)		1,009,611,380

Other Assets/(Liabilities) — (7.3)%		(68,572,907)

NET ASSETS — 100.0%		$941,038,473

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $67,873,165. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $2,841,232 or 0.30% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $18,584,470. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 1/01/32, and an aggregate market value, including accrued interest, of $18,962,596.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.2%

COMMON STOCK — 96.2%
Basic Materials — 1.1%
Chemicals — 1.1%
H.B. Fuller Co.	15,118	$683,182

Communications — 11.8%
Internet — 9.3%
Dealertrack Technologies, Inc. (a)	17,550	751,842
HomeAway, Inc. (a)	19,579	548,212
Responsys, Inc. (a)	53,439	881,744
Shutterfly, Inc. (a)	16,264	908,832
SPS Commerce, Inc. (a)	12,985	868,956
Textura Corp. (a)	14,930	643,184
Tremor Video, Inc. (a)	61,369	566,436
Yelp, Inc. (a)	7,505	496,681

		5,665,887

Telecommunications — 2.5%
DigitalGlobe, Inc. (a)	33,129	1,047,539
Sonus Networks, Inc. (a)	144,027	486,812

		1,534,351

		7,200,238

Consumer, Cyclical — 16.5%
Automotive & Parts — 1.1%
Dorman Products, Inc.	13,897	688,596

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	22,404	826,036

Entertainment — 1.2%
Six Flags Entertainment Corp.	20,908	706,481

Home Builders — 1.3%
Beazer Homes USA, Inc. (a)	43,335	780,030

Leisure Time — 1.7%
Brunswick Corp.	25,978	1,036,782

Office Furnishings — 1.4%
Steelcase, Inc. Class A	52,147	866,683

Retail — 7.4%
BJ’s Restaurants, Inc. (a)	11,523	330,941
Body Central Corp. (a)	26,510	161,711
Casey’s General Stores, Inc.	10,004	735,294
GameStop Corp. Class A	15,993	794,052
Jack in the Box, Inc. (a)	18,702	748,080
Red Robin Gourmet Burgers, Inc. (a)	11,117	790,419
Vitamin Shoppe, Inc. (a)	9,029	395,019
Zumiez, Inc. (a)	20,629	568,019

		4,523,535

Storage & Warehousing — 1.1%
Mobile Mini, Inc. (a)	20,451	696,561

		10,124,704

	Number of Shares	Value
Consumer, Non-cyclical — 25.0%
Biotechnology — 1.9%
Coronado Biosciences, Inc. (a)	30,777	$216,054
Ironwood Pharmaceuticals, Inc. (a)	35,876	425,131
NewLink Genetics Corp. (a) (b)	19,526	366,698
Puma Biotechnology, Inc. (a)	3,271	175,522

		1,183,405

Commercial Services — 11.4%
The Advisory Board Co. (a)	5,905	351,229
Avis Budget Group, Inc. (a)	12,180	351,149
The Corporate Executive Board Co.	13,393	972,600
CoStar Group, Inc. (a)	4,776	801,890
ExamWorks Group, Inc. (a)	31,369	815,280
HMS Holdings Corp. (a)	16,455	353,947
MAXIMUS, Inc.	16,586	747,033
PAREXEL International Corp. (a)	13,060	656,004
TAL Education Group Sponsored ADR (Cayman Islands)	32,589	472,541
TrueBlue, Inc. (a)	19,350	464,594
WEX, Inc. (a)	11,370	997,718

		6,983,985

Foods — 1.2%
The Fresh Market, Inc. (a)	15,844	749,580

Health Care – Products — 3.3%
Dexcom, Inc. (a)	24,304	686,102
Endologix, Inc. (a)	23,655	381,555
Haemonetics Corp. (a)	9,878	393,935
Spectranetics Corp. (a)	30,920	518,837

		1,980,429

Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (a)	18,218	718,336
Centene Corp. (a)	11,664	746,029
HealthSouth Corp.	27,579	950,924

		2,415,289

Pharmaceuticals — 3.2%
Furiex Pharmaceuticals, Inc. (a)	14,960	658,091
Keryx Biopharmaceuticals, Inc. (a)	101,400	1,024,140
Orexigen Therapeutics, Inc. (a)	47,817	293,596

		1,975,827

		15,288,515

Diversified — 0.7%
Holding Company – Diversified — 0.7%
Primoris Services Corp.	16,847	429,093

Energy — 4.0%
Oil & Gas — 2.6%
Oasis Petroleum, Inc. (a)	13,220	649,499
Rosetta Resources, Inc. (a)	16,842	917,215

		1,566,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.4%
Hornbeck Offshore Services, Inc. (a)	7,239	$415,808
Pioneer Energy Services Corp. (a)	58,216	437,202

		853,010

		2,419,724

Financial — 8.7%
Banks — 2.4%
Bank of the Ozarks, Inc.	8,684	416,745
Banner Corp.	16,265	620,672
First Financial Holdings, Inc.	8,100	446,796

		1,484,213

Diversified Financial — 3.7%
Altisource Residential Corp.	21,431	492,484
Ellie Mae, Inc. (a)	26,396	844,936
MarketAxess Holdings, Inc.	7,913	475,097
WageWorks, Inc. (a)	8,871	447,542

		2,260,059

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	6,253	545,887

Real Estate Investment Trusts (REITS) — 1.7%
Eastgroup Properties	8,394	497,009
Pebblebrook Hotel Trust	19,300	554,103

		1,051,112

		5,341,271

Industrial — 12.2%
Building Materials — 1.1%
USG Corp. (a)	24,741	707,098

Electronics — 3.1%
Imax Corp. (a)	29,271	885,155
OSI Systems, Inc. (a)	13,440	1,000,877

		1,886,032

Environmental Controls — 1.0%
US Ecology, Inc.	20,431	615,586

Machinery – Diversified — 1.0%
Lindsay Corp.	7,626	622,434

Manufacturing — 2.4%
Actuant Corp. Class A	21,880	849,819
Hexcel Corp. (a)	15,446	599,305

		1,449,124

Transportation — 3.6%
Diana Shipping, Inc. (a)	39,792	480,290
Genesee & Wyoming, Inc. Class A (a)	6,139	570,743
Old Dominion Freight Line, Inc. (a)	7,890	362,861
Swift Transportation Co. (a)	39,565	798,817

		2,212,711

		7,492,985

	Number of Shares	Value
Technology — 16.2%
Semiconductors — 4.2%
Cavium, Inc. (a)	26,322	$1,084,466
Himax Technologies, Inc. ADR (Cayman Islands) (b)	90,626	906,260
Hittite Microwave Corp. (a)	9,176	599,652

		2,590,378

Software — 12.0%
Aspen Technology, Inc. (a)	37,163	1,283,982
Athenahealth, Inc. (a)	6,966	756,229
CommVault Systems, Inc. (a)	8,052	707,207
Envestnet, Inc. (a)	24,290	752,990
Guidewire Software, Inc. (a)	14,983	705,849
Infoblox, Inc. (a)	31,402	1,313,232
Interactive Intelligence Group, Inc. (a)	13,052	828,671
NQ Mobile, Inc. Sponsored ADR (Cayman Islands) (a) (b)	22,234	484,479
The Ultimate Software Group, Inc. (a)	3,213	473,596

		7,306,235

		9,896,613

TOTAL COMMON STOCK (Cost $56,941,780)		58,876,325

TOTAL EQUITIES (Cost $56,941,780)		58,876,325

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)	795,518	795,518

TOTAL MUTUAL FUNDS (Cost $795,518)		795,518

TOTAL LONG-TERM INVESTMENTS (Cost $57,737,298)		59,671,843

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$2,312,818	2,312,818

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	$56	$56

TOTAL SHORT-TERM INVESTMENTS (Cost $2,312,874)		2,312,874

TOTAL INVESTMENTS — 101.3% (Cost $60,050,172) (e)		61,984,717

Other Assets/(Liabilities) — (1.3)%		(810,923)

NET ASSETS — 100.0%		$61,173,794

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $777,808. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,312,818. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/28, and an aggregate market value, including accrued interest, of $2,360,955.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 96.0%
Basic Materials — 5.2%
Chemicals — 3.9%
BASF SE	24,283	$2,331,537
Nitto Denko Corp. (a)	22,800	1,493,769
Solvay SA Class A	13,286	1,992,815

		5,818,121

Forest Products & Paper — 0.8%
UPM-Kymmene OYJ	91,941	1,272,850

Mining — 0.5%
First Quantum Minerals Ltd.	39,506	735,620

		7,826,591

Communications — 8.4%
Media — 0.8%
Pearson PLC	59,095	1,202,814

Telecommunications — 7.6%
Deutsche Telekom AG	164,922	2,392,143
Softbank Corp.	11,800	820,069
Telefonaktiebolaget LM Ericsson Class B	144,428	1,923,669
Telenor ASA	63,354	1,447,989
Vodafone Group PLC	1,367,048	4,820,521

		11,404,391

		12,607,205

Consumer, Cyclical — 11.6%
Auto Manufacturers — 4.1%
Daimler AG	21,809	1,699,922
Honda Motor Co. Ltd.	41,000	1,566,828
Toyota Motor Corp.	44,800	2,873,075

		6,139,825

Automotive & Parts — 1.8%
Bridgestone Corp.	36,100	1,321,441
Sumitomo Electric Industries Ltd. (a)	92,200	1,338,388

		2,659,829

Distribution & Wholesale — 0.7%
Sumitomo Corp. (a)	82,800	1,118,249

Food Services — 1.1%
Sodexo	17,230	1,608,654

Home Builders — 0.8%
Daiwa House Industry Co. Ltd. (a)	67,000	1,256,258

Home Furnishing — 0.7%
Electrolux AB Class B	38,904	1,010,703

Lodging — 1.2%
InterContinental Hotels Group PLC	60,028	1,754,339

	Number of Shares	Value
Retail — 1.2%
Kingfisher PLC	301,994	$1,884,279

		17,432,136

Consumer, Non-cyclical — 10.6%
Agriculture — 1.4%
Japan Tobacco, Inc.	56,300	2,032,880

Beverages — 0.6%
SABMiller PLC	19,112	974,254

Foods — 2.1%
Metro AG	30,649	1,216,021
Seven & I Holdings Co. Ltd.	51,000	1,868,078

		3,084,099

Pharmaceuticals — 6.5%
Bayer AG	24,601	2,900,808
Novartis AG	34,831	2,677,311
Otsuka Holdings Co. Ltd. (a)	23,100	670,634
Roche Holding AG	4,756	1,282,968
Sanofi	22,123	2,243,462

		9,775,183

		15,866,416

Diversified — 2.2%
Holding Company – Diversified — 2.2%
Hutchison Whampoa Ltd.	170,000	2,042,392
Wharf Holdings Ltd.	140,000	1,213,891

		3,256,283

Energy — 9.0%
Coal — 0.9%
China Shenhua Energy Co. Ltd. Class H	450,000	1,366,837

Oil & Gas — 8.1%
BG Group PLC	86,632	1,656,087
ENI SpA	137,618	3,172,860
Repsol YPF SA	81,432	2,025,512
Royal Dutch Shell PLC Class A	132,811	4,386,945
Tullow Oil PLC	58,841	976,201

		12,217,605

		13,584,442

Financial — 30.7%
Banks — 16.5%
Australia & New Zealand Banking Group Ltd.	93,245	2,679,585
Barclays PLC	427,712	1,840,204
BNP Paribas	49,306	3,337,313
China Construction Bank Corp. Class H	964,000	744,679
Danske Bank A/S (b)	71,408	1,537,001
HSBC Holdings PLC	416,124	4,509,625

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ICICI Bank Ltd. Sponsored ADR (India)	23,034	$702,076
Intesa Sanpaolo SpA	692,760	1,431,306
Mitsubishi UFJ Financial Group, Inc.	481,100	3,086,184
Societe Generale SA	45,479	2,268,136
Sumitomo Mitsui Financial Group, Inc. (a)	53,800	2,611,881

		24,747,990

Diversified Financial — 3.9%
Credit Suisse Group	36,307	1,112,564
Nomura Holdings, Inc.	132,700	1,036,211
ORIX Corp.	155,000	2,536,836
UBS AG	55,653	1,138,557

		5,824,168

Insurance — 8.1%
Allianz SE	13,919	2,188,119
Assicurazioni Generali SpA	65,143	1,301,290
AXA SA	111,283	2,582,567
ING Groep NV (b)	114,349	1,297,544
Prudential PLC	115,314	2,149,751
Swiss Re AG	31,965	2,644,016

		12,163,287

Real Estate — 1.6%
China Overseas Land & Investment Ltd.	316,000	931,949
Mitsui Fudosan Co. Ltd. (a)	44,000	1,487,168

		2,419,117

Real Estate Investment Trusts (REITS) — 0.6%
Goodman Group	186,904	851,495

		46,006,057

Industrial — 11.0%
Aerospace & Defense — 1.2%
European Aeronautic Defence and Space Co.	28,496	1,816,317

Building Materials — 2.3%
Compagnie de Saint-Gobain	47,605	2,358,491
Lafarge SA	16,761	1,167,436

		3,525,927

Electrical Components & Equipment — 3.2%
Hitachi Ltd.	387,000	2,562,474
Schneider Electric SA	26,780	2,265,932

		4,828,406

Machinery – Construction & Mining — 1.5%
Rio Tinto PLC	45,484	2,227,539

Machinery – Diversified — 0.9%
Kawasaki Heavy Industries Ltd.	315,000	1,371,318

	Number of Shares	Value
Transportation — 1.9%
East Japan Railway	17,100	$1,473,990
Yamato Holdings Co. Ltd. (a)	58,500	1,322,554

		2,796,544

		16,566,051

Technology — 2.7%
Office Equipment/Supplies — 0.7%
Ricoh Co. Ltd. (a)	94,000	1,088,327

Semiconductors — 2.0%
ASML Holding NV	19,239	1,897,493
Samsung Electronics Co., Ltd.	809	1,024,278

		2,921,771

		4,010,098

Utilities — 4.6%
Electric — 2.5%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (a)	105,190	908,841
Electricite de France	62,252	1,969,576
Iberdrola SA	145,016	845,551

		3,723,968

Gas — 1.6%
Centrica PLC	246,136	1,474,408
Gaz De France	38,451	966,454

		2,440,862

Water — 0.5%
Suez Environnement Co.	42,562	690,567

		6,855,397

TOTAL COMMON STOCK (Cost $120,780,172)		144,010,676

PREFERRED STOCK — 1.5%

Consumer, Cyclical — 1.5%
Auto Manufacturers — 1.5%
Volkswagen AG 2.070%	9,285	2,188,588

TOTAL PREFERRED STOCK (Cost $1,695,817)		2,188,588

TOTAL EQUITIES (Cost $122,475,989)		146,199,264

MUTUAL FUNDS — 8.8%
Diversified Financial — 8.8%
State Street Navigator Securities Lending Prime Portfolio (c)	13,199,427	13,199,427

TOTAL MUTUAL FUNDS (Cost $13,199,427)		13,199,427

TOTAL LONG-TERM INVESTMENTS (Cost $135,675,416)		159,398,691

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$3,057,489	$3,057,489

TOTAL SHORT-TERM INVESTMENTS (Cost $3,057,489)		3,057,489

TOTAL INVESTMENTS — 108.3% (Cost $138,732,905) (e)		162,456,180

Other Assets/(Liabilities) — (8.3)%		(12,406,834)

NET ASSETS — 100.0%		$150,049,346

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $12,565,290. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,057,490. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $3,121,607.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 98.7%
Basic Materials — 6.4%
Chemicals — 3.2%
Air Liquide (a)	4,727	$658,541
Air Water, Inc. (a)	2,000	29,597
Akzo Nobel NV	3,629	238,561
Arkema	963	107,319
Asahi Kasei Corp.	20,000	151,120
BASF SE	13,969	1,341,237
Brenntag AG	768	127,902
Croda International PLC	1,971	84,738
Daicel Corp. (a)	5,000	45,221
EMS-Chemie Holding AG Registered	136	48,068
Givaudan SA Registered	125	182,846
Hitachi Chemical Co. Ltd. (a)	1,700	27,377
Incitec Pivot Ltd.	23,182	58,276
Israel Chemicals Ltd.	7,297	61,593
Johnson Matthey PLC	3,052	138,778
JSR Corp.	2,800	52,178
K+S AG (a)	2,452	63,562
Kaneka Corp.	4,000	26,185
Kansai Paint Co. Ltd. (a)	3,000	39,874
Koninklijke DSM NV	2,399	181,072
Lanxess AG	1,267	82,244
Linde AG	2,811	557,053
Lonza Group AG Registered	746	61,063
Mitsubishi Chemical Holding Corp.	20,500	96,080
Mitsubishi Gas Chemical Co., Inc.	6,000	50,563
Mitsui Chemicals, Inc. (a)	14,000	38,542
Nitto Denko Corp. (a)	2,500	163,790
OCI NV (b)	1,378	46,559
Shin-Etsu Chemical Co. Ltd. (a)	6,300	386,773
Showa Denko KK (a)	22,000	29,856
Solvay SA Class A	914	137,094
Sumitomo Chemical Co. Ltd. (a)	22,000	83,985
Syngenta AG	1,410	576,059
Taiyo Nippon Sanso Corp. (a)	4,000	26,911
Ube Industries Ltd. (a)	16,000	30,248
Yara International ASA	2,850	117,717

		6,148,582

Forest Products & Paper — 0.2%
Oji Holdings Corp. (a)	12,000	56,374
Stora Enso Oyj Class R	8,716	73,867
Svenska Cellulosa AB (SCA) Class B	9,027	227,778
UPM-Kymmene OYJ	8,257	114,312

		472,331

Iron & Steel — 0.7%
ArcelorMittal	15,252	209,756
Daido Steel Co. Ltd.	5,000	29,516

	Number of Shares	Value
Fortescue Metals Group Ltd. (a)	23,266	$103,248
Hitachi Metals Ltd. (a)	3,000	36,877
The Japan Steel Works Ltd.	5,000	29,125
JFE Holdings, Inc. (a)	7,400	192,818
Kobe Steel Ltd. (b)	38,000	70,831
Nippon Steel Corp.	117,000	398,843
ThyssenKrupp AG (b)	6,027	144,268
Voestalpine AG	1,754	83,913
Yamato Kogyo Co. Ltd. (a)	700	26,057

		1,325,252

Mining — 2.3%
Alumina Ltd. (b)	33,624	32,295
Anglo American PLC	21,008	516,605
Antofagasta PLC	6,112	81,128
BHP Billiton Ltd.	48,782	1,627,056
Boliden AB	4,111	61,624
Fresnillo PLC	2,686	42,340
Glencore International PLC	161,469	880,785
Iluka Resources Ltd. (a)	6,217	66,543
Mitsubishi Materials Corp. (a)	18,000	74,561
Newcrest Mining Ltd.	11,775	128,636
Orica Ltd.	5,521	103,349
Randgold Resources Ltd.	1,274	91,350
Rio Tinto Ltd.	6,676	384,876
Sumitomo Metal Mining Co. Ltd. (a)	8,000	113,413
Umicore SA	1,824	88,625
Vedanta Resources PLC	1,167	20,452

		4,313,638

		12,259,803

Communications — 7.6%
Advertising — 0.4%
Dentsu, Inc. (a)	3,100	118,429
Hakuhodo DY Holdings, Inc. (a)	3,800	28,296
JCDecaux SA (a)	1,078	39,746
Publicis Groupe	2,705	215,321
WPP PLC	19,578	403,047

		804,839

Internet — 0.3%
Dena Co. Ltd. (a)	1,400	28,529
Gree, Inc. (a)	2,000	15,590
Iliad SA	350	81,666
M3, Inc. (a)	9	24,982
Rakuten, Inc.	11,000	167,151
SBI Holdings, Inc.	2,842	36,971
Seek Ltd.	4,832	53,568
Trend Micro, Inc.	1,700	63,462
United Internet AG	1,521	57,638
Yahoo! Japan Corp. (a)	21,500	122,419

		651,976

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 1.1%
Axel Springer AG (a)	653	$36,335
British Sky Broadcasting Group PLC	15,932	224,557
ITV PLC	57,196	162,368
Kabel Deutschland Holding AG (b)	1,339	157,416
Lagardere S.C.A	1,842	59,831
Pearson PLC	12,597	256,398
ProSiebenSat.1 Media AG	1,506	63,929
Reed Elsevier NV	10,662	214,279
Reed Elsevier PLC	17,720	238,682
Singapore Press Holdings Ltd. (a)	23,000	75,374
Vivendi SA	18,326	421,758
Wolters Kluwer NV	4,636	119,375

		2,030,302

Telecommunications — 5.8%
Belgacom SA (a)	2,409	64,056
Bezeq Israeli Telecommunication Corp. Ltd.	27,986	51,468
BT Group PLC	119,783	663,713
Deutsche Telekom AG	42,614	618,103
Elisa OYJ	2,020	48,176
Eutelsat Communications SA	2,116	66,918
France Telecom SA	28,502	357,522
Hellenic Telecommunications Organization SA (b)	3,395	35,395
HKT Trust / HKT Ltd.	38,000	35,717
Inmarsat PLC	6,725	77,255
KDDI Corp. (a)	8,100	416,937
Koninklijke KPN NV (b)	49,565	157,978
Millicom International Cellular SA (a)	1,029	90,948
NICE Systems Ltd.	925	38,256
Nippon Telegraph & Telephone Corp.	6,700	347,761
Nokia Oyj (a) (b)	56,120	366,305
NTT DOCOMO, Inc. (a)	23,500	381,802
PCCW Ltd.	64,000	28,287
Portugal Telecom SGPS SA	10,684	48,159
SES SA	4,523	129,459
Singapore Telecommunications Ltd.	123,000	365,974
Softbank Corp.	14,600	1,014,661
StarHub Ltd. (a)	9,000	30,785
Swisscom AG	346	166,481
TDC A/S	11,284	95,468
Tele2 AB	4,576	58,540
Telecom Corp. of New Zealand Ltd. (a)	25,185	48,639
Telecom Italia SpA	147,457	121,771
Telecom Italia SpA- RSP	89,411	59,310
Telefonaktiebolaget LM Ericsson Class B	46,181	615,095
Telefonica Deutschland Holding AG	4,076	32,190
Telefonica SA (b)	62,237	972,707
Telekom Austria AG	3,784	31,769

	Number of Shares	Value
Telenet Group Holding NV	820	$40,834
Telenor ASA	10,664	243,731
TeliaSonera AB	35,543	272,371
Telstra Corp. Ltd.	67,078	311,086
Vodafone Group PLC	739,709	2,608,382
Ziggo NV	2,281	92,412

		11,206,421

		14,693,538

Consumer, Cyclical — 11.5%
Airlines — 0.2%
All Nippon Airways Co. Ltd. (a)	17,000	37,135
Cathay Pacific Airways Ltd.	19,000	37,151
Deutsche Lufthansa AG (b)	3,513	68,513
easyJet PLC (a)	2,461	50,834
International Consolidated Airlines Group SA (b)	15,195	83,404
Japan Airlines Co. Ltd.	1,000	60,609
Qantas Airways Ltd. (b)	17,203	23,675
Singapore Airlines Ltd.	8,000	66,434

		427,755

Apparel — 0.4%
Adidas AG	3,141	341,101
Asics Corp.	2,300	39,879
Burberry Group PLC	6,617	175,233
Christian Dior SA	812	159,305
Hugo Boss AG	468	60,556
Yue Yuen Industrial Holdings Ltd.	11,000	30,510

		806,584

Auto Manufacturers — 3.7%
Bayerische Motoren Werke AG	5,016	539,245
Daihatsu Motor Co. Ltd. (a)	3,000	58,286
Daimler AG	14,641	1,141,205
Fiat SpA (b)	13,137	104,679
Fuji Heavy Industries Ltd. (a)	9,000	250,359
Hino Motors Ltd. (a)	4,000	59,278
Honda Motor Co. Ltd.	24,700	943,919
Isuzu Motors Ltd. (a)	18,000	119,327
Mazda Motor Corp. (b)	42,000	188,188
Mitsubishi Motors Corp. (a) (b)	6,500	72,220
Nissan Motor Co. Ltd. (a)	37,300	375,545
Renault SA	2,963	236,388
Scania AB	4,710	100,853
Suzuki Motor Corp.	5,600	134,524
Toyota Motor Corp.	41,900	2,687,095
Volkswagen AG	464	105,243

		7,116,354

Automotive & Parts — 1.2%
Aisin Seiki Co. (a)	2,800	120,009
Bridgestone Corp. (a)	10,000	366,050
Cie Generale des Etablissements Michelin Class B	2,807	311,275

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Continental AG	1,688	$286,101
Denso Corp.	7,300	342,025
GKN PLC	24,552	135,935
JTEKT Corp.	2,800	38,532
Koito Manufacturing Co. Ltd.	1,000	19,056
NGK Spark Plug Co., Ltd.	2,000	44,433
NHK Spring Co. Ltd. (a)	2,600	26,747
NOK Corp. (a)	1,400	21,873
Nokian Renkaat OYJ (a)	1,688	85,726
Pirelli & C. SpA (a)	3,482	45,340
Stanley Electric Co. Ltd. (a)	2,200	46,914
Sumitomo Electric Industries Ltd. (a)	11,600	168,387
Sumitomo Rubber Industries Ltd.	2,600	40,247
Toyoda Gosei Co. Ltd. (a)	1,100	27,192
Toyota Boshoku Corp. (a)	1,300	17,472
Toyota Industries Corp. (a)	2,500	108,277
The Yokohama Rubber Co. Ltd.	3,000	29,713

		2,281,304

Distribution & Wholesale — 1.1%
Hitachi High-Technologies Corp. (a)	1,100	24,743
ITOCHU Corp. (a)	23,200	285,041
Jardine Cycle & Carriage Ltd.	2,000	60,841
Li & Fung Ltd.	88,000	128,243
Marubeni Corp. (a)	25,000	197,328
Mitsubishi Corp.	21,200	430,012
Mitsui & Co. Ltd. (a)	26,100	380,294
Sojitz Corp. (a)	20,000	39,287
Sumitomo Corp. (a)	17,400	234,994
Toyota Tsusho Corp. (a)	3,100	81,172
Wolseley PLC	4,255	220,302

		2,082,257

Entertainment — 0.2%
OPAP SA	3,654	40,847
Oriental Land Co. Ltd. (a)	700	115,869
Tabcorp Holdings Ltd.	10,763	32,945
Tatts Group Ltd.	20,276	58,646
Toho Co. Ltd.	1,700	35,519
William Hill PLC	13,161	85,733

		369,559

Food Services — 0.3%
Compass Group PLC	27,573	379,073
Sodexo	1,476	137,805

		516,878

Home Builders — 0.2%
Daiwa House Industry Co. Ltd. (a)	9,000	168,751
Persimmon PLC	4,604	80,944
Sekisui Chemical Co. Ltd.	6,000	61,283
Sekisui House Ltd.	8,000	107,856

		418,834

	Number of Shares	Value
Home Furnishing — 0.4%
Electrolux AB Class B	3,699	$96,098
Panasonic Corp. (a)	34,000	329,536
Sony Corp. (a)	15,600	334,261

		759,895

Leisure Time — 0.3%
Carnival PLC	2,810	95,219
Flight Centre Ltd.	947	42,704
Sankyo Co. Ltd.	900	44,039
Sega Sammy Holdings, Inc. (a)	2,700	78,214
Shimano, Inc.	1,200	107,369
Yamaha Corp. (a)	2,500	35,810
Yamaha Motor Co. Ltd. (a)	4,500	66,144

		469,499

Lodging — 0.7%
Accor SA	2,433	101,205
City Developments Ltd. (a)	6,000	49,039
Crown Ltd.	5,959	86,469
Echo Entertainment Group Ltd.	10,206	26,387
Galaxy Entertainment Group Ltd. (b)	31,000	218,010
Genting Singapore PLC (a)	90,000	103,017
InterContinental Hotels Group PLC	3,988	116,551
MGM China Holdings Ltd.	14,800	49,655
Sands China Ltd.	36,800	228,187
Shangri-La Asia Ltd.	22,000	36,409
SJM Holdings Ltd.	29,000	81,728
SKYCITY Entertainment Group Ltd.	9,068	30,147
Whitbread PLC	2,729	130,866
Wynn Macau Ltd.	23,200	79,291

		1,336,961

Retail — 2.6%
ABC-Mart, Inc.	500	24,395
Aeon Co. Ltd. (a)	9,100	125,685
Cie Financiere Richemont SA	7,947	794,199
Citizen Holdings Co. Ltd.	4,500	31,671
Don Quijote Co. Ltd. (a)	900	56,495
FamilyMart Co. Ltd. (a)	1,000	43,331
Fast Retailing Co. Ltd. (a)	800	301,853
Harvey Norman Holdings Ltd. (a)	9,444	28,034
Hennes & Mauritz AB Class B	14,378	625,332
Inditex SA	3,293	508,862
Isetan Mitsukoshi Holdings Ltd.	5,500	81,852
J Front Retailing Co. Ltd.	7,000	56,890
Kering (a)	1,167	261,659
Kingfisher PLC	36,577	228,221
Lawson, Inc. (a)	1,000	78,491
Marks & Spencer Group PLC	24,905	200,279
Marui Group Co. Ltd.	3,400	31,959
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	30,328
Next PLC	2,425	202,764

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nitori Holdings Co. Ltd.	500	$45,862
Shimamura Co. Ltd.	300	29,886
Swatch Group AG	476	307,068
The Swatch Group AG	651	73,302
Takashimaya Co. Ltd.	4,000	37,582
Travis Perkins PLC	3,774	100,767
USS Co. Ltd. (a)	3,200	46,392
Wesfarmers Ltd.	15,217	584,154
Yamada Denki Co. Ltd. (a)	14,300	42,290

		4,979,603

Storage & Warehousing — 0.0%
Mitsubishi Logistics Corp. (a)	2,000	30,339

Textiles — 0.1%
Kuraray Co. Ltd. (a)	5,200	62,467
Teijin Ltd. (a)	14,000	32,330
Toray Industries, Inc. (a)	23,000	151,660

		246,457

Toys, Games & Hobbies — 0.1%
Namco Bandai Holdings, Inc. (a)	2,500	46,759
Nintendo Co. Ltd. (a)	1,600	181,812
Sanrio Co. Ltd. (a)	700	43,113

		271,684

		22,113,963

Consumer, Non-cyclical — 21.8%
Agriculture — 1.5%
British American Tobacco PLC	29,111	1,544,643
Golden Agri-Resources Ltd. (a)	108,000	44,797
Imperial Tobacco Group PLC	14,772	547,304
Japan Tobacco, Inc.	16,600	599,393
Swedish Match AB	3,183	112,356
Wilmar International Ltd. (a)	28,000	70,768

		2,919,261

Beverages — 2.5%
Asahi Group Holdings Ltd.	6,000	157,891
Carlsberg A/S Class B	1,653	170,275
Coca-Cola Amatil Ltd. (a)	8,945	102,323
Coca-Cola HBC AG Sponsored ADR (Switzerland)	2,589	77,333
Coca-Cola HBC AG	461	13,817
Coca-Cola West Co. Ltd.	1,100	22,004
Diageo PLC	38,104	1,210,817
Heineken Holding NV Class A	1,579	99,902
Heineken NV	3,554	251,674
InBev NV	12,192	1,211,797
Kirin Holdings Co. Ltd.	13,000	190,001
Pernod-Ricard SA	3,265	405,668
Remy Cointreau SA (a)	420	44,766
SABMiller PLC	14,585	743,486
Suntory Beverage & Food Ltd. (b)	1,900	64,115
Treasury Wine Estates Ltd.	8,906	36,739

		4,802,608

	Number of Shares	Value
Biotechnology — 0.3%
CSL Ltd.	7,467	$445,506
Novozymes A/S	3,426	131,039

		576,545

Commercial Services — 1.5%
Abertis Infraestructuras SA (a)	5,668	110,449
Adecco SA	1,975	141,061
Aggreko PLC	4,034	104,783
Atlantia SpA (a)	4,815	98,078
Babcock International Group PLC	5,635	109,070
Benesse Holdings, Inc.	1,200	43,667
Brambles Ltd.	24,019	204,275
Bunzl PLC	5,151	111,528
Bureau Veritas SA	3,420	107,831
Capita PLC	10,150	163,592
Dai Nippon Printing Co. Ltd.	9,000	95,495
Edenred	2,997	97,335
Experian PLC	15,582	296,793
G4S PLC	22,353	92,044
Intertek Group PLC	2,380	127,299
Park24 Co. Ltd.	1,800	32,052
Randstad Holding NV	1,847	104,078
Secom Co. Ltd.	3,200	200,842
Securitas AB Class B	4,579	52,310
Serco Group PLC	7,519	66,496
SGS SA	84	200,824
Toppan Printing Co. Ltd. (a)	9,000	72,767
Transurban Group	20,943	132,864

		2,765,533

Cosmetics & Personal Care — 0.6%
Beiersdorf AG	1,550	137,637
Kao Corp.	8,100	253,094
L’Oreal	3,665	629,664
Shiseido Co. Ltd. (a)	5,200	93,671
Unicharm Corp. (a)	1,800	105,362

		1,219,428

Foods — 5.3%
Ajinomoto Co., Inc. (a)	9,000	118,503
Aryzta AG	1,301	86,963
Associated British Foods PLC	5,354	162,778
Barry Callebaut AG	30	30,105
Calbee, Inc. (a)	1,200	34,860
Carrefour SA	9,281	318,089
Casino Guichard-Perrachon SA	883	91,045
Colruyt SA (a)	1,210	67,180
Danone SA	8,658	651,894
Delhaize Group	1,513	95,387
Distribuidora Internacional de Alimentacion SA	9,320	81,138
First Pacific Co. Ltd.	33,750	37,189
J Sainsbury PLC	18,663	118,419

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jeronimo Martins SGPS SA	3,842	$78,921
Kerry Group PLC	2,212	134,806
Kesko OYJ	1,001	30,042
Kikkoman Corp. (a)	2,000	36,676
Koninlijke Ahold NV	15,493	268,442
Lindt & Spruengli AG	13	53,362
Lindt & Spruengli AG	2	94,993
MEIJI Holdings Co. Ltd. (a)	900	49,358
Metcash Ltd. (a)	14,608	43,672
Metro AG	2,038	80,859
Nestle SA	48,979	3,430,593
Nippon Meat Packers, Inc.	2,000	28,702
Nisshin Seifun Group, Inc. (a)	3,300	33,351
Nissin Foods Holdings Co. Ltd. (a)	900	37,000
Olam International Ltd. (a)	24,000	29,278
Seven & I Holdings Co. Ltd.	11,600	424,896
Suedzucker AG	1,217	35,857
Tate & Lyle PLC	7,304	87,106
Tesco PLC	122,269	710,806
Toyo Suisan Kaisha Ltd.	1,000	29,395
Unilever NV	24,739	962,724
Unilever PLC	19,491	752,775
WM Morrison Supermarkets PLC	32,904	149,183
Woolworths Ltd.	18,782	613,509
Yakult Honsha Co. Ltd. (a)	1,300	65,246
Yamazaki Baking Co. Ltd.	2,000	21,619

		10,176,721

Health Care – Products — 0.9%
Cie Generale d’Optique Essilor International SA	3,135	337,287
Cochlear Ltd. (a)	870	49,111
Coloplast A/S	1,601	91,148
Elekta AB (a)	5,917	95,249
Fresenius SE & Co. KGaA	1,925	239,128
Getinge AB	3,114	111,319
Luxottica Group SpA	2,525	134,315
QIAGEN NV (b)	3,560	76,751
Shimadzu Corp. (a)	4,000	38,000
Smith & Nephew PLC	13,809	172,395
Sonova Holding AG	796	98,933
Sysmex Corp. (a)	1,100	70,506
Terumo Corp. (a)	2,300	118,370
William Demant Holding (b)	401	37,056

		1,669,568

Health Care – Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	3,267	212,510
Miraca Holdings, Inc.	800	35,757
Ramsay Health Care Ltd.	2,039	68,906
Sonic Healthcare Ltd.	5,394	81,482

		398,655

	Number of Shares	Value
Household Products — 0.5%
Henkel AG & Co. KGaA	2,005	$177,571
Husqvarna AB	5,959	38,693
Reckitt Benckiser Group PLC	9,803	717,327
Societe BIC SA	482	56,053

		989,644

Pharmaceuticals — 8.5%
Actelion Ltd.	1,572	111,616
Alfresa Holdings Corp. (a)	600	31,010
Astellas Pharma, Inc. (a)	6,600	337,356
AstraZeneca PLC	18,992	987,029
Bayer AG	12,564	1,481,474
Celesio AG	1,392	31,339
Chugai Pharmaceutical Co. Ltd.	3,400	69,946
Daiichi Sankyo Co. Ltd. (a)	10,100	183,255
Dainippon Sumitomo Pharma Co. Ltd. (a)	2,300	31,438
Eisai Co. Ltd. (a)	3,800	154,776
Elan Corp. PLC (b)	7,979	124,923
GlaxoSmithKline PLC	74,810	1,880,195
Grifols SA	2,209	90,715
Grifols SA	79	2,416
Hisamitsu Pharmaceutical Co., Inc.	900	50,315
Kyowa Hakko Kirin Co. Ltd.	4,000	41,190
Medipal Holdings Corp.	2,300	28,445
Merck KGaA	974	152,003
Mitsubishi Tanabe Pharma Corp.	3,300	46,362
Novartis AG	34,927	2,684,690
Novo Nordisk A/S Class B	6,042	1,024,288
Ono Pharmaceutical Co. Ltd. (a)	1,300	80,089
Orion OYJ	1,380	34,769
Otsuka Holdings Co. Ltd. (a)	5,600	162,578
Roche Holding AG	10,676	2,879,933
Sanofi	18,101	1,835,597
Santen Pharmaceutical Co. Ltd. (a)	1,200	58,301
Shionogi & Co. Ltd. (a)	4,300	90,613
Shire Ltd.	8,325	333,336
Suzuken Co. Ltd. (a)	1,100	36,271
Taisho Pharmaceutical Holdings Co. Ltd. (a)	500	33,027
Takeda Pharmaceutical Co. Ltd. (a)	12,000	567,617
Teva Pharmaceutical Industries Ltd.	12,820	482,948
Tsumura & Co. (a)	900	26,429
UCB SA	1,690	102,881

		16,269,170

		41,787,133

Diversified — 1.1%
Holding Company – Diversified — 1.1%
Exor SpA	1,515	56,887
GEA Group AG	2,766	113,571
Groupe Bruxelles Lambert SA	1,243	105,726
Hutchison Whampoa Ltd.	32,000	384,450

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrivarden AB	1,824	$33,612
Keppel Corp. Ltd.	22,000	182,769
LVMH Moet Hennessy Louis Vuitton SA	3,857	760,154
Noble Group Ltd.	63,000	46,719
NWS Holdings Ltd.	20,772	32,060
Swire Pacific Ltd.	10,500	125,761
TUI Travel PLC	6,833	40,613
Wendel SA	464	62,909
Wharf Holdings Ltd.	23,000	199,425

		2,144,656

Energy — 6.6%
Coal — 0.0%
Whitehaven Coal Ltd. (a) (b)	9,365	17,562

Energy – Alternate Sources — 0.0%
Enel Green Power SpA	28,436	61,013

Oil & Gas — 6.2%
BG Group PLC	51,751	989,290
BP PLC	288,475	2,023,905
Caltex Australia Ltd.	1,973	34,303
Cosmo Oil Co. Ltd. (b)	6,000	11,264
ENI SpA	38,735	893,057
Galp Energia SGPS SA	5,341	89,008
Idemitsu Kosan Co. Ltd. (a)	300	26,019
Inpex Corp.	13,200	156,037
Japan Petroleum Exploration Co. (a)	500	21,555
JX Holdings, Inc. (a)	33,500	174,222
Lundin Petroleum AB (b)	3,311	71,422
Neste Oil OYJ	2,061	45,743
OMV AG	2,273	112,328
Repsol YPF SA	12,796	318,283
Royal Dutch Shell PLC Class A	57,694	1,905,719
Royal Dutch Shell PLC Class B	38,873	1,343,552
Santos Ltd.	14,809	209,087
Seadrill Ltd.	5,825	261,598
Showa Shell Sekiyu KK (a)	2,800	31,413
StatoilHydro ASA	16,835	382,437
TonenGeneral Sekiyu KK	4,000	36,983
Total SA (a)	32,488	1,888,246
Transocean Ltd.	5,572	248,059
Tullow Oil PLC	13,778	228,584
Woodside Petroleum Ltd.	10,143	362,700

		11,864,814

Oil & Gas Services — 0.4%
AMEC PLC	4,767	82,957
Cie Generale de Geophysique-Veritas (b)	2,414	55,656
Fugro NV	1,128	68,820
Petrofac Ltd.	4,066	92,624
Saipem SpA	4,069	88,476
Subsea 7 SA	3,839	79,793

	Number of Shares	Value
Technip SA	1,541	$181,004

		649,330

Pipelines — 0.0%
APA Group	12,561	69,989

		12,662,708

Financial — 24.8%
Banks — 13.5%
Aozora Bank Ltd. (a)	16,000	47,497
Australia & New Zealand Banking Group Ltd.	41,682	1,197,817
Banca Monte dei Paschi di Siena SpA (a) (b)	107,375	29,837
Banco Bilbao Vizcaya Argentaria SA	84,157	945,462
Banco de Sabadell SA (a)	40,727	102,559
Banco Espirito Santo SA (b)	28,332	30,182
Banco Popular Espanol SA (b)	19,200	103,973
Banco Santander SA	169,470	1,389,293
Bank Hapoalim B.M.	15,983	80,827
Bank Leumi Le-Israel (b)	19,173	71,352
Bank of East Asia Ltd.	18,033	76,325
Bank of Ireland (b)	322,341	92,404
The Bank of Kyoto Ltd. (a)	5,000	44,082
The Bank of Yokohama Ltd. (a)	19,000	108,797
Bankia SA (b)	63,030	68,648
Banque Cantonale Vaudoise	50	27,551
Barclays PLC	185,933	799,965
Bendigo and Adelaide Bank Ltd. (a)	6,213	58,103
BNP Paribas	15,124	1,023,679
BOC Hong Kong Holdings Ltd.	55,500	178,408
CaixaBank	17,951	78,840
The Chiba Bank Ltd. (a)	11,000	80,519
The Chugoku Bank Ltd.	2,000	28,178
Commerzbank AG (b)	14,590	167,985
Commonwealth Bank of Australia	24,487	1,627,769
Credit Agricole SA (b)	15,360	169,500
Danske Bank A/S (b)	9,885	212,767
DBS Group Holdings, Ltd.	26,000	340,524
Deutsche Bank AG	15,495	711,463
DnB NOR ASA	15,106	229,448
Erste Group Bank AG	3,801	120,130
Fukuoka Financial Group, Inc. (a)	12,000	54,353
The Gunma Bank Ltd.	6,000	35,220
The Hachijuni Bank Ltd.	6,000	37,424
Hang Seng Bank Ltd.	11,500	187,401
The Hiroshima Bank Ltd. (a)	8,000	34,198
Hokuhoku Financial Group, Inc.	18,000	37,911
HSBC Holdings PLC	283,162	3,068,687
Intesa Sanpaolo SpA	174,389	360,304
The Iyo Bank Ltd.	4,000	42,039
The Joyo Bank Ltd. (a)	11,000	59,279
Julius Baer Group Ltd.	3,368	157,222
KBC Groep NV	3,491	171,579

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lloyds Banking Group PLC (b)	705,103	$841,233
Mediobanca SpA	8,613	60,166
Mitsubishi UFJ Financial Group, Inc.	193,600	1,241,915
Mizrahi Tefahot Bank Ltd.	2,331	25,700
Mizuho Financial Group, Inc.	348,500	758,569
National Australia Bank Ltd.	35,592	1,140,390
Natixis	14,758	70,683
The Nishi-Nippon City Bank Ltd. (a)	10,000	27,314
Nordea Bank AB	42,810	517,228
Oversea-Chinese Banking Corp. Ltd.	39,000	320,298
Pohjola Bank PLC	2,118	35,199
Raiffeisen Bank International AG	813	26,607
Resona Holdings, Inc.	28,600	146,474
Royal Bank of Scotland Group PLC (b)	32,750	190,388
Seven Bank Ltd. (a)	8,700	29,154
Shinsei Bank Ltd. (a)	25,000	60,805
The Shizuoka Bank Ltd. (a)	9,000	102,712
Skandinaviska Enskilda Banken AB	23,503	249,132
Societe Generale SA	10,598	528,545
Standard Chartered PLC	36,755	881,559
Sumitomo Mitsui Financial Group, Inc. (a)	19,300	936,976
Sumitomo Mitsui Trust Holdings, Inc. (a)	51,000	253,280
Suruga Bank Ltd. (a)	3,000	51,784
Svenska Handelsbanken AB	7,687	328,897
Swedbank AB	13,589	316,926
UBI Banca	13,474	68,141
UniCredit SpA	65,218	417,345
United Overseas Bank Ltd.	19,000	313,300
Westpac Banking Corp.	47,166	1,441,326
Yamaguchi Financial Group, Inc.	3,000	29,548

		25,901,095

Diversified Financial — 2.4%
Aberdeen Asset Management PLC	14,471	88,739
Acom Co. Ltd. (b)	5,400	20,436
Aeon Credit Service Co. Ltd. (a)	900	28,375
ASX Ltd.	2,941	94,777
Credit Saison Co. Ltd.	2,600	70,712
Credit Suisse Group	22,780	698,053
Daiwa Securities Group, Inc.	25,000	225,580
Deutsche Boerse AG	2,981	224,316
Eurazeo SA	380	24,391
Hargreaves Lansdown PLC	3,005	47,652
Hong Kong Exchanges and Clearing Ltd.	16,556	265,349
ICAP PLC	7,880	47,764
Investec PLC	8,701	56,420
Japan Exchange Group, Inc. (a)	4,000	88,956
London Stock Exchange Group PLC	2,884	71,764
Macquarie Group Ltd.	4,709	210,677

	Number of Shares	Value
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	8,500	$45,162
Nomura Holdings, Inc.	54,800	427,915
Old Mutual PLC	75,678	229,854
ORIX Corp.	19,200	314,240
Partners Group Holding AG	250	61,247
Schroders PLC	1,535	64,018
Singapore Exchange Ltd.	13,000	75,271
UBS AG	55,475	1,134,915

		4,616,583

Insurance — 5.2%
Admiral Group PLC	2,748	54,867
Aegon NV	26,586	196,860
Ageas	3,455	139,969
AIA Group Ltd.	183,405	863,419
Allianz SE	6,932	1,089,736
AMP Ltd.	44,054	189,492
Assicurazioni Generali SpA	17,525	350,078
Aviva PLC	45,397	291,383
AXA SA	27,184	630,865
Baloise Holding AG	726	80,282
CNP Assurances	2,427	43,743
The Dai-ichi Life Insurance Co. Ltd. (a)	12,800	183,472
Delta Lloyd NV	2,944	62,544
Direct Line Insurance Group PLC	12,539	43,279
Gjensidige Forsikring ASA	2,799	42,276
Hannover Rueck SE	908	66,780
ING Groep NV (b)	58,108	659,365
Insurance Australia Group Ltd.	32,072	175,656
Legal & General Group PLC	91,699	291,683
Mapfre SA (a)	11,183	40,033
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,800	204,399
Muenchener Rueckversicherungs AG	2,716	531,264
NKSJ Holdings, Inc. (a)	5,000	129,016
Prudential PLC	38,896	725,122
QBE Insurance Group Ltd.	18,430	252,295
RSA Insurance Group PLC	54,071	105,855
Sampo Oyj	6,492	279,012
SCOR SE	2,287	75,786
Sony Financial Holdings, Inc.	2,500	45,967
Standard Life PLC	36,475	203,971
Suncorp Group Ltd.	19,823	241,949
Swiss Life Holding AG	488	92,388
Swiss Re AG	5,308	439,056
T&D Holdings, Inc.	8,500	105,605
Tokio Marine Holdings, Inc.	10,700	351,017
Tryg A/S	387	35,620
Vienna Insurance Group AG Wiener Versicherung Gruppe	623	31,987
Zurich Insurance Group AG	2,249	579,218

		9,925,309

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.3%
Cheung Kong Infrastructure Holdings Ltd.	10,000	$69,427
Delek Group Ltd.	50	16,327
Investment AB Kinnevik	3,124	108,296
Investor AB Class B	7,077	214,743
The Israel Corp. Ltd. (b)	38	20,073
Pargesa Holding SA	435	32,605
Ratos AB (a)	2,971	27,674
Resolution Ltd.	22,424	115,403

		604,548

Real Estate — 1.8%
Aeon Mall Co. Ltd.	1,800	53,519
Capitaland Ltd.	41,000	101,087
CapitaMalls Asia Ltd.	21,000	32,738
Cheung Kong Holdings	21,000	319,436
Daito Trust Construction Co. Ltd. (a)	1,100	110,158
Global Logistic Properties Ltd.	45,000	103,749
Hang Lung Properties Ltd.	33,000	112,632
Henderson Land Development Co. Ltd.	16,571	102,557
Hopewell Holdings Ltd.	8,500	28,519
Hulic Co. Ltd. (a)	4,000	60,195
Hysan Development Co. Ltd.	10,035	44,872
IMMOFINANZ AG	14,572	63,618
Keppel Land Ltd.	11,000	31,066
Kerry Properties Ltd.	9,500	40,527
Lend Lease Group	8,783	83,266
Mitsubishi Estate Co. Ltd. (a)	19,000	563,767
Mitsui Fudosan Co. Ltd. (a)	13,000	439,391
New World Development Ltd.	57,443	86,410
Nomura Real Estate Holdings, Inc.	2,000	49,259
NTT Urban Development Corp.	1,900	24,978
Sino Land Co. Ltd.	44,349	65,105
Sumitomo Realty & Development Co. Ltd. (a)	5,000	238,453
Sun Hung Kai Properties Ltd.	24,000	326,104
Swire Properties Ltd.	19,800	55,786
Swiss Prime Site AG	794	61,463
Tokyo Tatemono Co. Ltd.	6,000	55,263
Tokyu Land Corp. (a) (b) (c)	8,000	83,097
UOL Group Ltd.	7,000	34,324
Wheelock & Co. Ltd.	14,000	74,460

		3,445,799

Real Estate Investment Trusts (REITS) — 1.5%
Ascendas Real Estate Investment Trust	30,000	54,546
British Land Co. PLC	14,886	139,366
CapitaCommercial Trust (a)	31,000	35,843
Capital Shopping Centres Group PLC	10,609	55,181
CapitaMall Trust	36,000	56,259
CFS Retail Property Trust Group	31,999	59,729
Corio NV	974	41,919

	Number of Shares	Value
Dexus Property Group	77,837	$73,031
Federation Centres Ltd.	21,726	46,240
Fonciere Des Regions	504	41,816
Gecina SA (a)	324	41,481
Goodman Group	25,455	115,968
GPT Group	26,493	86,018
Hammerson PLC	11,468	93,017
ICADE	578	52,811
Japan Prime Realty Investment Corp.	11	38,650
Japan Real Estate Investment Corp. (a)	9	105,474
Japan Retail Fund Investment Corp. (a)	31	63,796
Klepierre	1,551	67,278
Land Securities Group PLC	12,067	179,540
The Link REIT	34,723	170,204
Mirvac Group	55,600	90,267
Nippon Building Fund, Inc.	10	124,545
Nippon Prologis REIT, Inc.	4	40,070
Nomura Real Estate Office Fund, Inc.	5	25,700
Segro PLC	10,805	54,228
Stockland	32,589	117,670
Unibail-Rodamco SE	1,462	362,741
United Urban Investment Corp.	35	53,433
Westfield Group	31,582	324,406
Westfield Retail Trust	45,345	125,704

		2,936,931

Venture Capital — 0.1%
3i Group PLC	14,966	88,171

		47,518,436

Industrial — 12.9%
Aerospace & Defense — 1.1%
BAE Systems PLC	49,952	367,320
Cobham PLC	16,639	77,359
European Aeronautic Defence and Space Co.	8,784	559,887
Finmeccanica SpA (b)	6,425	38,473
Meggitt PLC	11,536	102,487
Rolls-Royce Holdings PLC	28,430	512,359
Safran SA	3,846	236,999
Thales SA	1,466	80,574
Zodiac Aerospace	531	84,535

		2,059,993

Building Materials — 1.2%
Asahi Glass Co. Ltd.	16,000	99,537
Boral Ltd.	12,337	55,257
Compagnie de Saint-Gobain	6,096	302,014
CRH PLC	11,279	271,307
Daikin Industries Ltd. (a)	3,500	186,043
Fletcher Building Ltd. (a)	10,060	79,384
Geberit AG Registered	578	156,117

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HeidelbergCement AG	2,107	$162,505
Holcim Ltd.	3,534	263,095
Imerys SA	511	35,710
James Hardie Industries NV	6,697	66,734
Lafarge SA	2,878	200,458
Lixil Group Corp. (a)	4,200	86,773
Rinnai Corp.	600	44,633
Sika AG	31	90,375
Taiheiyo Cement Corp. (a)	19,000	83,252
TOTO Ltd. (a)	4,000	56,182

		2,239,376

Electrical Components & Equipment — 1.2%
Brother Industries Ltd. (a)	3,500	39,668
Casio Computer Co. Ltd. (a)	3,400	31,566
Furukawa Electric Co. Ltd. (a)	10,000	23,115
Hitachi Ltd.	74,000	489,982
Legrand SA	3,859	214,374
Mitsubishi Electric Corp.	29,000	306,113
OSRAM Licht AG (b)	1,276	59,903
Prysmian SpA	3,152	77,150
Schneider Electric SA	8,008	677,580
Sharp Corp. (a) (b)	16,000	59,077
Toshiba Corp.	62,000	279,479

		2,258,007

Electronics — 1.4%
AAC Technologies Holdings, Inc.	11,000	50,190
Advantest Corp. (a)	2,300	26,632
Fanuc Corp. (a)	2,900	479,562
Hamamatsu Photonics KK (a)	1,100	41,524
Hirose Electric Co. Ltd. (a)	400	61,609
Hoya Corp.	6,700	158,716
Ibiden Co. Ltd. (a)	1,900	31,155
Keyence Corp. (a)	700	266,622
Koninklijke Philips Electronics NV	14,423	465,150
Kyocera Corp. (a)	5,000	266,398
Mabuchi Motor Co. Ltd.	300	15,862
Murata Manufacturing Co. Ltd. (a)	3,100	237,543
NEC Corp.	38,000	88,194
NGK Insulators Ltd. (a)	4,000	60,915
Nidec Corp. (a)	1,600	132,494
Nippon Electric Glass Co. Ltd. (a)	6,000	32,188
Omron Corp.	3,000	108,571
Rexel Promesses	3,267	83,178
Yaskawa Electric Corp. (a)	3,000	42,379
Yokogawa Electric Corp.	3,000	42,868

		2,691,750

Engineering & Construction — 1.3%
ABB Ltd.	33,463	790,518
Acciona SA (a)	360	20,586
ACS Actividades de Construccion y Servicios SA	2,394	76,382

	Number of Shares	Value
Aeroports de Paris	439	$45,951
Aker Kvaerner ASA	2,243	31,508
Auckland International Airport Ltd.	14,536	40,025
Boskalis Westminster	1,042	46,105
Bouygues SA	2,825	103,134
Chiyoda Corp.	2,000	24,119
Ferrovial SA (a)	6,183	111,497
Fraport AG Frankfurt Airport Services Worldwide	574	40,302
Hochtief AG	467	40,772
JGC Corp.	3,000	108,602
Kajima Corp. (a)	13,000	53,146
Kinden Corp. (a)	2,000	21,521
Leighton Holdings Ltd. (a)	2,675	48,055
Obayashi Corp. (a)	9,000	53,839
SembCorp Industries Ltd.	16,000	67,479
Shimizu Corp. (a)	9,000	44,114
Singapore Technologies Engineering Ltd.	25,000	83,159
Skanska AB	5,851	112,554
Sydney Airport	3,829	14,044
Taisei Corp. (a)	14,000	69,078
Vinci SA	6,955	404,427
WorleyParsons Ltd.	3,038	68,980

		2,519,897

Environmental Controls — 0.0%
Kurita Water Industries Ltd. (a)	1,700	36,197

Hand & Machine Tools — 0.4%
Fuji Electric Co. Ltd. (a)	9,000	36,826
Makita Corp.	1,600	93,093
Sandvik AB	16,509	228,191
Schindler Holding AG	727	109,307
Schindler Holding AG	301	43,687
SMC Corp. (a)	800	190,971
THK Co. Ltd. (a)	1,800	40,072

		742,147

Machinery – Construction & Mining — 1.4%
Atlas Copco AB	5,857	154,877
Atlas Copco AB A Shares	10,065	294,858
BHP Billiton PLC	32,114	945,878
Hitachi Construction Machinery Co. Ltd. (a)	1,600	35,958
Komatsu Ltd. (a)	14,400	359,477
Rio Tinto PLC	19,348	947,551

		2,738,599

Machinery – Diversified — 1.1%
Alstom SA	3,192	113,740
Amada Co. Ltd. (a)	6,000	54,280
Andritz AG	1,078	63,465
CNH Industrial NV (b)	14,316	183,603
Hexagon AB	3,631	109,432

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IHI Corp.	20,000	$84,559
Kawasaki Heavy Industries Ltd.	22,000	95,775
Kone OYJ (a)	2,411	215,424
Kubota Corp.	16,000	232,367
MAN SE	512	61,057
Metso OYJ (a)	1,862	73,084
Mitsubishi Heavy Industries Ltd. (a)	47,000	270,512
Nabtesco Corp.	1,600	39,089
Sumitomo Heavy Industries Ltd.	8,000	36,472
Volvo AB	23,258	348,430
The Weir Group PLC	3,159	119,207
Zardoya Otis SA (a)	2,462	39,955

		2,140,451

Manufacturing — 1.4%
Alfa Laval AB	4,691	113,240
ALS Ltd. (a)	6,207	60,857
FUJIFILM Holdings Corp.	6,900	166,162
IMI PLC	4,985	117,467
Invensys PLC	9,751	78,730
Konica Minolta Holdings, Inc.	7,000	58,980
Melrose Industries PLC	18,778	91,103
Nikon Corp. (a)	5,300	92,540
Olympus Corp. (b)	3,800	115,663
Orkla ASA	11,832	86,196
Siemens AG	12,056	1,453,460
Smiths Group PLC	5,835	132,086
Sulzer AG	377	58,362
Wartsila OYJ Abp	2,685	121,193

		2,746,039

Metal Fabricate & Hardware — 0.4%
Assa Abloy AB Series B	5,157	236,780
Maruichi Steel Tube Ltd. (a)	900	22,392
Norsk Hydro ASA (a)	13,620	56,483
NSK Ltd. (a)	7,000	71,812
SKF AB	5,956	165,856
Tenaris SA (a)	7,061	165,483
Vallourec SA	1,561	93,558

		812,364

Packaging & Containers — 0.2%
Amcor Ltd.	18,643	182,425
Rexam PLC	12,130	94,543
Toyo Seikan Kaisha Ltd. (a)	2,300	45,255

		322,223

Shipbuilding — 0.0%
SembCorp Marine Ltd. (a)	12,000	43,357
Yangzijiang Shipbuilding Holdings Ltd. (a)	33,000	28,814

		72,171

Transportation — 1.8%
AP Moeller — Maersk A/S	20	183,662
AP Moeller — Maersk A/S	8	69,176

	Number of Shares	Value
Asciano Group	14,272	$77,633
Aurizon Holdings Ltd.	31,595	138,004
Central Japan Railway Co.	2,200	282,503
ComfortDelGro Corp. Ltd.	34,000	53,431
Deutsche Post AG	13,634	452,722
DSV A/S	2,876	81,577
East Japan Railway	5,100	439,611
Groupe Eurotunnel SA	8,173	74,503
Hankyu Hanshin Holdings, Inc.	18,000	100,146
Hutchison Port Holdings Trust	80,000	62,410
Kamigumi Co. Ltd.	4,000	34,063
Keikyu Corp. (a)	7,000	66,363
Keio Corp. (a)	9,000	64,718
Keisei Electric Railway Co. Ltd. (a)	4,000	41,792
Kintetsu Corp. (a)	25,000	93,290
Koninklijke Vopak NV	1,072	61,381
Kuehne & Nagel International AG	841	110,165
Mitsui OSK Lines Ltd. (b)	17,000	77,058
MTR Corp.	23,000	91,107
Nippon Express Co. Ltd. (a)	12,000	60,318
Nippon Yusen KK (a)	24,000	76,034
Odakyu Electric Railway Co. Ltd. (a)	10,000	99,575
Orient Overseas International Ltd.	4,000	23,476
TNT Express NV	5,712	52,079
Tobu Railway Co. Ltd. (a)	15,000	79,331
Tokyu Corp. (a)	17,000	121,601
Toll Holdings Ltd.	9,387	51,064
West Japan Railway Co.	2,600	111,530
Yamato Holdings Co. Ltd. (a)	5,800	131,125

		3,461,448

		24,840,662

Technology — 2.3%
Computers — 0.4%
Atos Origin SA	873	68,224
Cap Gemini SA	2,256	134,272
Computershare Ltd.	7,782	72,062
Fujitsu LTD (b)	29,000	108,490
Gemalto NV (a)	23	2,470
Gemalto NV	1,193	128,143
Itochu Techno-Solutions Corp. (a)	300	10,682
NTT Data Corp. (a)	1,900	64,190
Otsuka Corp.	200	25,559
TDK Corp. (a)	1,800	70,824

		684,916

Office Equipment/Supplies — 0.4%
Canon, Inc. (a)	17,200	549,651
Ricoh Co. Ltd. (a)	10,000	115,779

		665,430

Semiconductors — 0.7%
ARM Holdings PLC	21,508	344,357
ASM Pacific Technology Ltd.	3,800	38,534

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV (a)	5,390	$531,602
Infineon Technologies AG	16,528	165,349
Rohm Co. Ltd. (a)	1,500	61,703
STMicroelectronics NV	9,348	86,161
Sumco Corp.	2,000	16,259
Tokyo Electron Ltd.	2,700	145,239

		1,389,204

Software — 0.8%
Amadeus IT Holding SA	5,710	202,638
Dassault Systemes SA	944	126,128
GungHo Online Entertainment, Inc. (a) (b)	49	38,368
Konami Corp. (a)	1,500	34,700
Nexon Co. Ltd.	1,300	15,891
Nomura Research Institute Ltd.	1,500	52,251
Oracle Corp.	600	22,358
The Sage Group PLC	17,020	90,849
SAP AG	14,024	1,036,543

		1,619,726

		4,359,276

Utilities — 3.7%
Electric — 2.5%
AGL Energy Ltd.	8,339	120,014
Chubu Electric Power Co., Inc. (a)	9,900	134,940
The Chugoku Electric Power Co., Inc. (a)	4,400	70,119
CLP Holdings Ltd.	26,500	216,172
Contact Energy Ltd.	6,246	28,066
E.ON AG	27,141	482,754
EDP — Energias de Portugal SA	30,561	111,655
Electric Power Development Co. Ltd. (a)	1,700	55,566
Electricite de France	3,628	114,785
Enel SpA	98,852	379,045
Fortum OYJ	6,844	154,436
Hokkaido Electric Power Co., Inc. (a) (b)	2,900	39,191
Hokuriku Electric Power Co. (a)	2,600	38,109
HongKong Electric Holdings	21,000	187,820
Iberdrola SA	72,282	421,458
The Kansai Electric Power Co., Inc. (b)	10,500	133,782
Kyushu Electric Power (b)	6,300	90,191
National Grid PLC	55,628	658,090
Origin Energy Ltd.	16,862	221,823
Red Electrica Corp. SA	1,569	89,568
RWE AG	7,520	255,989
Scottish & Southern Energy PLC	14,820	353,962
Shikoku Electric Power Co., Inc. (b)	2,500	42,629
SP AusNet	26,022	29,134
Terna Rete Elettrica Nazionale SpA	23,216	104,871
Tohoku Electric Power Co., Inc. (b)	6,600	81,427

	Number of Shares	Value
The Tokyo Electric Power Co., Inc. (a) (b)	22,300	$138,787
Verbund AG (a)	1,197	27,113

		4,781,496

Gas — 1.0%
Centrica PLC	78,456	469,969
Enagas SA	2,868	70,482
Gas Natural SDG SA	5,267	110,406
Gaz De France	20,353	511,567
Hong Kong & China Gas Co. Ltd.	89,200	213,860
Osaka Gas Co. Ltd. (a)	28,000	119,501
Snam Rete Gas SpA	30,435	154,237
Toho Gas Co. Ltd. (a)	6,000	31,459
Tokyo Gas Co. Ltd.	37,000	203,383

		1,884,864

Water — 0.2%
Severn Trent PLC	3,641	103,946
Suez Environnement Co.	3,918	63,569
United Utilities Group PLC	9,972	111,580
Veolia Environnement SA	5,286	90,326

		369,421

		7,035,781

TOTAL COMMON STOCK (Cost $155,095,741)		189,415,956

PREFERRED STOCK — 0.6%

Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG 5.450%	855	69,742
Porsche Automobil Holdings SE 1.530%	2,332	203,781
Volkswagen AG 2.070%	2,185	515,032

		788,555

Consumer, Non-cyclical — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA 1.260%	2,748	283,146

Energy — 0.0%
Oil & Gas — 0.0%
Fuchs Petrolub AG 2.180%	529	44,299

Utilities — 0.0%
Electric — 0.0%
RWE AG 6.260% (a)	710	23,304

TOTAL PREFERRED STOCK (Cost $865,225)		1,139,304

TOTAL EQUITIES (Cost $155,960,966)		190,555,260

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Consumer, Non-cyclical — 0.0%
Commercial Services — 0.0%
Abertis Infraestructuras SA, Expires 10/09/13 (a) (b)	5,668	$5,513

Hotels Restaurants — 0.0%
New Hotel, Expires 12/31/13 (b) (c)	718	-

		5,513

Financial — 0.0%
Banks — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/14/13 (b)	84,157	11,499
Banco de Sabadell SA, Expires 10/03/13, Strike 1.10% (Spain) (a) (b) (c)	40,727	8,386
Barclays PLC, Expires 10/02/13, Strike 1.850% (b)	46,483	60,766

		80,651

TOTAL RIGHTS (Cost $15,006)		86,164

MUTUAL FUNDS — 12.4%
Diversified Financial — 12.4%
State Street Navigator Securities Lending Prime Portfolio (d)	23,696,617	23,696,617

TOTAL MUTUAL FUNDS (Cost $23,696,617)		23,696,617

TOTAL LONG-TERM INVESTMENTS (Cost $179,672,589)		214,338,041

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (e)	$166,269	166,269

TOTAL SHORT-TERM INVESTMENTS (Cost $166,269)		166,269

Value
TOTAL INVESTMENTS — 111.8% (Cost $179,838,858) (f)	$214,504,310

Other Assets/(Liabilities) — (11.8)%	(22,566,576)

NET ASSETS — 100.0%	$191,937,734

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $22,523,764. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2013, these securities amounted to a value of $91,483 or 0.05% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $166,269. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 8/15/29, and an aggregate market value, including accrued interest, of $169,862.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.0%
Basic Materials — 6.4%
Chemicals — 5.4%
Air Liquide	43,899	$6,115,781
Akzo Nobel NV	125,613	8,257,486
BASF SE	23,004	2,208,734
Givaudan SA Registered	575	841,090
Linde AG	37,317	7,395,066
Nitto Denko Corp. (a)	21,600	1,415,149
Shin-Etsu Chemical Co. Ltd.	80,400	4,935,959
Solvay SA Class A	12,586	1,887,820

		33,057,085

Forest Products & Paper — 0.2%
UPM-Kymmene OYJ	88,618	1,226,845

Mining — 0.8%
First Quantum Minerals Ltd.	37,586	699,868
Orica Ltd.	220,845	4,134,050

		4,833,918

		39,117,848

Communications — 4.7%
Advertising — 1.6%
Publicis Groupe	25,051	1,994,085
WPP PLC	371,059	7,638,891

		9,632,976

Media — 0.7%
Pearson PLC	55,981	1,139,431
Thomson Reuters Corp. (a)	88,900	3,108,760

		4,248,191

Telecommunications — 2.4%
China Unicom Ltd.	1,456,000	2,264,761
Deutsche Telekom AG	157,196	2,280,080
Singapore Telecommunications Ltd.	338,500	1,007,172
Singapore Telecommunications Ltd.	75,000	224,314
Softbank Corp.	11,100	771,421
Telefonaktiebolaget LM Ericsson Class B	136,818	1,822,310
Telenor ASA	60,386	1,380,154
Tim Participacoes SA Sponsored ADR (Brazil)	14,720	346,950
Vodafone Group PLC	1,295,014	4,566,513

		14,663,675

		28,544,842

Consumer, Cyclical — 14.4%
Apparel — 0.3%
Christian Dior SA	8,600	1,687,222

Auto Manufacturers — 4.8%
Bayerische Motoren Werke AG	43,800	4,708,715

	Number of Shares	Value
Daimler AG	90,396	$7,045,994
Honda Motor Co. Ltd.	311,900	11,919,360
Toyota Motor Corp.	89,700	5,752,563

		29,426,632

Automotive & Parts — 2.3%
Bridgestone Corp. (a)	34,200	1,251,892
Continental AG	6,800	1,152,539
Delphi Automotive PLC	70,150	4,098,163
Denso Corp.	128,000	5,997,152
Sumitomo Electric Industries Ltd. (a)	87,400	1,268,710

		13,768,456

Distribution & Wholesale — 1.0%
Li & Fung Ltd.	3,313,600	4,828,933
Sumitomo Corp. (a)	78,500	1,060,176
Wolseley PLC	8,117	420,256

		6,309,365

Food Services — 1.5%
Compass Group PLC	558,820	7,682,648
Sodexo	16,323	1,523,974

		9,206,622

Home Builders — 0.2%
Daiwa House Industry Co. Ltd. (a)	63,000	1,181,258

Home Furnishing — 0.2%
Electrolux AB Class B	41,391	1,075,314

Lodging — 0.3%
InterContinental Hotels Group PLC	56,865	1,661,899

Retail — 3.8%
Cie Financiere Richemont SA	28,100	2,808,230
Hennes & Mauritz AB Class B	146,990	6,392,933
Kering (a)	15,450	3,464,126
Kingfisher PLC	286,081	1,784,991
Lawson, Inc. (a)	44,800	3,516,406
Shoppers Drug Mart Corp. (a)	32,800	1,888,933
Signet Jewelers Ltd.	10,200	730,830
Yum! Brands, Inc.	37,720	2,692,831

		23,279,280

		87,596,048

Consumer, Non-cyclical — 20.8%
Agriculture — 0.3%
Japan Tobacco, Inc.	53,300	1,924,556

Beverages — 4.3%
Diageo PLC	269,395	8,560,466
Heineken Holding NV Class A	18,500	1,170,484
Heineken NV	91,640	6,489,411
Pernod-Ricard SA	74,305	9,232,215
SABMiller PLC	18,055	920,372

		26,372,948

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.9%
Adecco SA	46,900	$3,349,752
Experian PLC	147,700	2,813,266
Hays PLC	968,737	1,859,430
Meitec Corp. (a)	20,400	588,471
Randstad Holding NV	152,161	8,574,270
Secom Co. Ltd.	11,100	696,671

		17,881,860

Cosmetics & Personal Care — 0.7%
Beiersdorf AG	46,311	4,112,340

Foods — 5.0%
Danone SA	120,780	9,093,988
Koninlijke Ahold NV	105,600	1,829,694
Metro AG	29,145	1,156,349
Nestle SA	187,869	13,158,744
Seven & I Holdings Co. Ltd.	48,300	1,769,180
Tesco PLC	623,500	3,624,695

		30,632,650

Health Care – Products — 0.4%
Sonova Holding AG	17,913	2,226,372

Household Products — 0.7%
Reckitt Benckiser Group PLC	61,504	4,500,505

Pharmaceuticals — 6.5%
Bayer AG	128,752	15,181,690
GlaxoSmithKline PLC	94,600	2,377,576
Merck KGaA	28,719	4,481,911
Novartis AG	50,963	3,917,310
Otsuka Holdings Co. Ltd. (a)	22,000	638,699
Roche Holding AG	25,755	6,947,609
Sanofi	27,017	2,739,756
Valeant Pharmaceuticals International, Inc. (b)	31,130	3,247,793

		39,532,344

		127,183,575

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Hutchison Whampoa Ltd.	161,000	1,934,264
LVMH Moet Hennessy Louis Vuitton SA	44,731	8,815,780
Wharf Holdings Ltd.	133,000	1,153,197

		11,903,241

Energy — 3.7%
Coal — 0.2%
China Shenhua Energy Co. Ltd. Class H	426,000	1,293,939

Oil & Gas — 3.2%
BG Group PLC	319,113	6,100,273
ENI SpA (a)	130,443	3,007,436
Inpex Corp.	295,600	3,494,288
Repsol YPF SA	82,103	2,042,202

	Number of Shares	Value
Royal Dutch Shell PLC Class A	125,813	$4,155,791
Tullow Oil PLC	55,819	926,065

		19,726,055

Oil & Gas Services — 0.3%
Saipem SpA	73,669	1,601,856

		22,621,850

Financial — 24.6%
Banks — 12.9%
Australia & New Zealand Banking Group Ltd.	88,332	2,538,400
Banco Santander SA	227,048	1,861,310
Barclays PLC	1,315,519	5,659,937
BNP Paribas	137,709	9,320,936
China Construction Bank Corp. Class H	910,000	702,965
Danske Bank A/S (b)	68,110	1,466,014
DBS Group Holdings, Ltd.	315,000	4,125,574
HSBC Holdings PLC	1,286,159	13,938,381
ICICI Bank Ltd. Sponsored ADR (India)	127,860	3,897,173
Intesa Sanpaolo SpA	3,565,187	7,366,005
Itau Unibanco Holding SA Sponsored ADR (Brazil)	196,663	2,776,882
Julius Baer Group Ltd.	92,475	4,316,833
Komercni Banka AS	4,441	988,766
Lloyds Banking Group PLC (b)	3,318,900	3,959,659
Mitsubishi UFJ Financial Group, Inc.	455,700	2,923,247
Sberbank of Russia Sponsored ADR (Russia)	113,013	1,359,546
Societe Generale SA	43,074	2,148,194
Standard Chartered PLC	283,771	6,806,169
Sumitomo Mitsui Financial Group, Inc. (a)	51,000	2,475,946

		78,631,937

Diversified Financial — 4.6%
BM&F BOVESPA SA	232,700	1,299,836
Credit Suisse Group	309,099	9,471,798
Daiwa Securities Group, Inc. (a)	427,000	3,852,902
Nomura Holdings, Inc.	126,500	987,797
ORIX Corp.	146,800	2,402,629
Schroders PLC	76,100	3,173,793
Schroders PLC	300	10,481
UBS AG	348,079	7,121,047

		28,320,283

Insurance — 6.6%
AIA Group Ltd.	750,000	3,530,788
Allianz SE	48,182	7,574,391
AMP Ltd.	974,557	4,191,910
Assicurazioni Generali SpA	62,109	1,240,683
AXA SA	105,385	2,445,691
ING Groep NV (b)	787,810	8,939,460

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prudential PLC	109,789	$2,046,751
QBE Insurance Group Ltd.	108,232	1,481,626
Swiss Re AG	62,418	5,162,965
Willis Group Holdings PLC	87,300	3,782,709

		40,396,974

Real Estate — 0.4%
China Overseas Land & Investment Ltd.	300,000	884,761
Mitsui Fudosan Co. Ltd. (a)	42,000	1,419,569

		2,304,330

Real Estate Investment Trusts (REITS) — 0.1%
Goodman Group	179,267	816,703

		150,470,227

Industrial — 13.6%
Aerospace & Defense — 0.3%
European Aeronautic Defence and Space Co.	26,995	1,720,645

Building Materials — 1.3%
Compagnie de Saint-Gobain	45,442	2,251,330
Geberit AG Registered	680	183,667
Holcim Ltd.	60,200	4,481,703
Lafarge SA	15,878	1,105,933

		8,022,633

Electrical Components & Equipment — 2.4%
Hitachi Ltd.	367,000	2,430,046
Legrand SA	70,398	3,910,728
Schneider Electric SA	101,790	8,612,742

		14,953,516

Electronics — 2.7%
Fanuc Corp. (a)	24,000	3,968,786
Hon Hai Precision Industry Co. Ltd.	907,907	2,328,187
Hoya Corp.	163,500	3,873,140
Koninklijke Philips Electronics NV	83,287	2,686,054
Kyocera Corp. (a)	46,800	2,493,487
Omron Corp. (a)	25,900	937,329

		16,286,983

Machinery – Construction & Mining — 1.6%
Atlas Copco AB	98,200	2,596,716
Rio Tinto PLC	141,575	6,933,512

		9,530,228

Machinery – Diversified — 0.9%
CNH Industrial NV (b)	334,900	4,295,100
Kawasaki Heavy Industries Ltd.	300,000	1,306,017

		5,601,117

Manufacturing — 1.5%
Olympus Corp. (b)	107,000	3,256,815
Smiths Group PLC	264,382	5,984,782

		9,241,597

	Number of Shares	Value
Metal Fabricate & Hardware — 0.4%
SKF AB	78,800	$2,194,332

Transportation — 2.5%
Canadian National Railway Co.	67,210	6,813,078
East Japan Railway	16,300	1,405,031
Kuehne & Nagel International AG	46,220	6,054,508
Yamato Holdings Co. Ltd. (a)	55,400	1,252,470

		15,525,087

		83,076,138

Technology — 6.3%
Internet — 0.7%
Check Point Software Technologies Ltd. (b)	75,770	4,285,551

Office Equipment/Supplies — 1.2%
Canon, Inc. (a)	205,850	6,578,234
Ricoh Co. Ltd. (a)	89,000	1,030,437

		7,608,671

Semiconductors — 1.9%
ASML Holding NV	18,225	1,797,485
Rohm Co. Ltd. (a)	21,400	880,297
Samsung Electronics Co., Ltd.	3,390	4,292,092
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	262,037	4,444,147

		11,414,021

Software — 2.5%
Amadeus IT Holding SA	152,083	5,397,158
Dassault Systemes SA	12,819	1,712,743
SAP AG	109,722	8,109,777

		15,219,678

		38,527,921

Utilities — 1.5%
Electric — 0.6%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil) (a)	99,989	863,905
Electricite de France	59,190	1,872,698
Iberdrola SA	137,375	800,998

		3,537,601

Gas — 0.8%
Centrica PLC	233,166	1,396,715
Gaz De France	145,247	3,650,738

		5,047,453

Water — 0.1%
Suez Environnement Co.	40,207	652,357

		9,237,411

TOTAL COMMON STOCK (Cost $480,277,882)		598,279,101

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.3%

Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.070%	8,796	$2,073,325

TOTAL PREFERRED STOCK (Cost $1,576,096)		2,073,325

TOTAL EQUITIES (Cost $481,853,978)		600,352,426

RIGHTS — 0.0%

Financial — 0.0%
Banks — 0.0%
Barclays PLC, Expires 10/02/13, Strike 1.850% (b)	226,961	296,698

TOTAL RIGHTS (Cost $0)		296,698

MUTUAL FUNDS — 7.0%
Diversified Financial — 7.0%
State Street Navigator Securities Lending Prime Portfolio (c)	42,482,700	42,482,700

TOTAL MUTUAL FUNDS (Cost $42,482,700)		42,482,700

TOTAL LONG-TERM INVESTMENTS (Cost $524,336,678)		643,131,824

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/13, 0.010%, due 10/01/13 (d)	$4,128,224	4,128,224

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/13	27,978	27,978

TOTAL SHORT-TERM INVESTMENTS (Cost $4,156,202)		4,156,202

TOTAL INVESTMENTS — 106.0% (Cost $528,492,880) (e)		647,288,026

Other Assets/(Liabilities) — (6.0)%		(36,773,321)

NET ASSETS — 100.0%		$610,514,705

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2013, was $40,423,073. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,128,225. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 8/15/29, and an aggregate market value, including accrued interest, of $4,212,727.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	4,735,065	$53,364,182
MassMutual Premier Disciplined Growth Fund, Class S (a)	531,964	7,053,848
MassMutual Premier Disciplined Value Fund, Class S (a)	502,219	6,810,086
MassMutual Premier Focused International Fund, Class Z (a)	54,717	683,418
MassMutual Premier High Yield Fund, Class Z (a)	425,061	4,280,368
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,191,549	13,107,040
MassMutual Premier International Bond Fund, Class S (a)	770,377	7,480,360
MassMutual Premier International Equity Fund, Class S (a)	100,053	1,592,841
MassMutual Premier Money Market Fund, Class S (a)	3,980,677	3,980,677
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,621,301	38,313,369
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	276,199	3,226,009
MassMutual Select Blue Chip Growth Fund, Class S (a)	77,620	1,242,700
MassMutual Select Diversified International Fund, Class S (a)	218,048	1,624,459
MassMutual Select Diversified Value Fund, Class S (a)	103,434	1,279,479
MassMutual Select Focused Value Fund, Class Z (a)	176,749	4,164,215
MassMutual Select Fundamental Growth Fund, Class S (a)	155,259	1,234,312
MassMutual Select Fundamental Value Fund, Class Z (a)	106,119	1,461,264
MassMutual Select Growth Opportunities Fund, Class Z (a)	97,498	1,078,330
MassMutual Select Large Cap Value Fund, Class S (a)	97,494	915,464
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	77,260	1,457,130
MassMutual Select Mid-Cap Value Fund, Class Z (a)	129,545	1,773,473
MassMutual Select Overseas Fund, Class Z (a)	547,931	4,701,244
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,050,554	10,915,258
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	45,210	918,208
MassMutual Select Small Cap Value Equity Fund, Class S (a)	91,419	1,239,638

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	44,231	$611,277
MassMutual Select Small Company Value Fund, Class Z (a)	18,329	307,375
MassMutual Select Strategic Bond Fund, Class S (a)	860,434	8,724,803
MM MSCI EAFE International Index Fund, Class Z (a)	362,059	4,920,380
MM Russell 2000 Small Cap Index Fund, Class Z (a)	122,623	1,704,466
MM S&P Mid Cap Index Fund, Class Z (a)	159,566	2,165,304
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,041,401	3,155,446
Oppenheimer Developing Markets Fund, Class I (a)	73,154	2,677,451
Oppenheimer Global Real Estate Fund, Class I (a)	98,294	981,960
Oppenheimer International Bond Fund, Class I (a)	404,980	2,462,277
Oppenheimer Real Estate Fund, Class I (a)	97,459	2,259,094

		203,867,205

TOTAL MUTUAL FUNDS (Cost $197,967,562)		203,867,205

TOTAL LONG-TERM INVESTMENTS (Cost $197,967,562)		203,867,205

TOTAL INVESTMENTS — 100.1% (Cost $197,967,562) (c)		203,867,205

Other Assets/(Liabilities) — (0.1)%		(170,884)

NET ASSETS — 100.0%		$203,696,321

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,842,063	$65,840,052
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,810,353	24,005,276
MassMutual Premier Disciplined Value Fund, Class S (a)	1,709,001	23,174,052
MassMutual Premier Focused International Fund, Class Z (a)	229,915	2,871,644
MassMutual Premier High Yield Fund, Class Z (a)	898,530	9,048,194
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,391,076	15,301,835
MassMutual Premier International Bond Fund, Class S (a)	934,541	9,074,388
MassMutual Premier International Equity Fund, Class S (a)	420,386	6,692,540
MassMutual Premier Money Market Fund, Class S (a)	1,337,500	1,337,500
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,606,932	38,161,336
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	765,301	8,938,715
MassMutual Select Blue Chip Growth Fund, Class S (a)	434,115	6,950,186
MassMutual Select Diversified International Fund, Class S (a)	916,144	6,825,270
MassMutual Select Diversified Value Fund, Class S (a)	568,512	7,032,489
MassMutual Select Focused Value Fund, Class Z (a)	453,499	10,684,436
MassMutual Select Fundamental Growth Fund, Class S (a)	868,294	6,902,940
MassMutual Select Fundamental Value Fund, Class Z (a)	583,251	8,031,361
MassMutual Select Growth Opportunities Fund, Class Z (a)	545,274	6,030,736
MassMutual Select Large Cap Value Fund, Class S (a)	535,849	5,031,621
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	356,981	6,732,653
MassMutual Select Mid-Cap Value Fund, Class Z (a)	598,574	8,194,483
MassMutual Select Overseas Fund, Class Z (a)	2,302,250	19,753,306
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,296,470	13,470,327
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	195,360	3,967,761
MassMutual Select Small Cap Value Equity Fund, Class S (a)	395,050	5,356,878

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	191,135	$2,641,491
MassMutual Select Small Company Value Fund, Class Z (a)	79,198	1,328,157
MassMutual Select Strategic Bond Fund, Class S (a)	1,061,836	10,767,014
MM MSCI EAFE International Index Fund, Class Z (a)	1,521,224	20,673,429
MM Russell 2000 Small Cap Index Fund, Class Z (a)	529,870	7,365,193
MM S&P Mid Cap Index Fund, Class Z (a)	737,235	10,004,280
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,883,830	8,738,004
Oppenheimer Developing Markets Fund, Class I (a)	233,228	8,536,145
Oppenheimer Global Real Estate Fund, Class I (a)	298,721	2,984,227
Oppenheimer International Bond Fund, Class I (a)	806,854	4,905,671
Oppenheimer Real Estate Fund, Class I (a)	296,325	6,868,821

		404,222,411

TOTAL MUTUAL FUNDS (Cost $369,358,099)		404,222,411

TOTAL LONG-TERM INVESTMENTS (Cost $369,358,099)		404,222,411

TOTAL INVESTMENTS — 100.1% (Cost $369,358,099) (c)		404,222,411

Other Assets/(Liabilities) — (0.1)%		(310,225)

NET ASSETS — 100.0%		$403,912,186

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,313,842	$14,806,996
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,661,014	22,025,040
MassMutual Premier Disciplined Value Fund, Class S (a)	1,568,182	21,264,554
MassMutual Premier Focused International Fund, Class Z (a)	269,618	3,367,533
MassMutual Premier High Yield Fund, Class Z (a)	1,164,791	11,729,445
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	381,156	4,192,712
MassMutual Premier International Bond Fund, Class S (a)	539,019	5,233,872
MassMutual Premier International Equity Fund, Class S (a)	492,978	7,848,217
MassMutual Premier Money Market Fund, Class S (a)	10,001	10,001
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	872,921	9,235,503
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	732,427	8,554,742
MassMutual Select Blue Chip Growth Fund, Class S (a)	618,751	9,906,197
MassMutual Select Diversified International Fund, Class S (a)	1,074,242	8,003,105
MassMutual Select Diversified Value Fund, Class S (a)	802,434	9,926,115
MassMutual Select Focused Value Fund, Class Z (a)	339,919	8,008,503
MassMutual Select Fundamental Growth Fund, Class S (a)	1,237,603	9,838,947
MassMutual Select Fundamental Value Fund, Class Z (a)	823,235	11,335,950
MassMutual Select Growth Opportunities Fund, Class Z (a)	777,074	8,594,434
MassMutual Select Large Cap Value Fund, Class S (a)	756,350	7,102,122
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	355,001	6,695,313
MassMutual Select Mid-Cap Value Fund, Class Z (a)	595,271	8,149,258
MassMutual Select Overseas Fund, Class Z (a)	2,699,908	23,165,211
MassMutual Select PIMCO Total Return Fund, Class Z (a)	291,263	3,026,221
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	250,615	5,089,992
MassMutual Select Small Cap Value Equity Fund, Class S (a)	506,766	6,871,745

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	245,202	$3,388,695
MassMutual Select Small Company Value Fund, Class Z (a)	101,593	1,703,711
MassMutual Select Strategic Bond Fund, Class S (a)	238,537	2,418,763
MM MSCI EAFE International Index Fund, Class Z (a)	1,783,419	24,236,659
MM Russell 2000 Small Cap Index Fund, Class Z (a)	679,696	9,447,770
MM S&P Mid Cap Index Fund, Class Z (a)	733,167	9,949,080
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,888,132	8,751,039
Oppenheimer Developing Markets Fund, Class I (a)	276,696	10,127,067
Oppenheimer Global Real Estate Fund, Class I (a)	314,967	3,146,520
Oppenheimer International Bond Fund, Class I (a)	528,274	3,211,905
Oppenheimer Real Estate Fund, Class I (a)	312,279	7,238,634

		317,601,571

TOTAL MUTUAL FUNDS (Cost $276,387,642)		317,601,571

TOTAL LONG-TERM INVESTMENTS (Cost $276,387,642)		317,601,571

TOTAL INVESTMENTS — 100.1% (Cost $276,387,642) (c)		317,601,571

Other Assets/(Liabilities) — (0.1)%		(256,663)

NET ASSETS — 100.0%		$317,344,908

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	67,281	$758,254
MassMutual Premier Disciplined Growth Fund, Class S (a)	432,829	5,739,314
MassMutual Premier Disciplined Value Fund, Class S (a)	408,622	5,540,913
MassMutual Premier Focused International Fund, Class Z (a)	90,956	1,136,037
MassMutual Premier High Yield Fund, Class Z (a)	52,726	530,947
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	29,104	320,149
MassMutual Premier International Bond Fund, Class S (a)	18,888	183,403
MassMutual Premier International Equity Fund, Class S (a)	166,302	2,647,528
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	54,778	579,554
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	256,977	3,001,490
MassMutual Select Blue Chip Growth Fund, Class S (a)	260,536	4,171,179
MassMutual Select Diversified International Fund, Class S (a)	362,387	2,699,783
MassMutual Select Diversified Value Fund, Class S (a)	335,613	4,151,531
MassMutual Select Focused Value Fund, Class Z (a)	109,487	2,579,503
MassMutual Select Fundamental Growth Fund, Class S (a)	521,135	4,143,023
MassMutual Select Fundamental Value Fund, Class Z (a)	344,309	4,741,135
MassMutual Select Growth Opportunities Fund, Class Z (a)	327,187	3,618,688
MassMutual Select Large Cap Value Fund, Class S (a)	316,335	2,970,390
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	122,666	2,313,479
MassMutual Select Mid-Cap Value Fund, Class Z (a)	205,690	2,815,899
MassMutual Select Overseas Fund, Class Z (a)	910,799	7,814,658
MassMutual Select PIMCO Total Return Fund, Class Z (a)	14,874	154,540
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	89,256	1,812,788
MassMutual Select Small Cap Value Equity Fund, Class S (a)	180,480	2,447,312
MassMutual Select Small Company Growth Fund, Class S (a) (b)	87,326	1,206,843

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	36,181	$606,747
MassMutual Select Strategic Bond Fund, Class S (a)	12,182	123,529
MM MSCI EAFE International Index Fund, Class Z (a)	601,604	8,175,797
MM Russell 2000 Small Cap Index Fund, Class Z (a)	242,064	3,364,686
MM S&P Mid Cap Index Fund, Class Z (a)	253,332	3,437,718
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	903,371	2,737,214
Oppenheimer Developing Markets Fund, Class I (a)	89,382	3,271,388
Oppenheimer Global Real Estate Fund, Class I (a)	102,558	1,024,553
Oppenheimer International Bond Fund, Class I (a)	59,314	360,628
Oppenheimer Real Estate Fund, Class I (a)	101,703	2,357,484

		93,538,084

TOTAL MUTUAL FUNDS (Cost $80,593,606)		93,538,084

TOTAL LONG-TERM INVESTMENTS (Cost $80,593,606)		93,538,084

TOTAL INVESTMENTS — 100.1% (Cost $80,593,606) (c)		93,538,084

Other Assets/(Liabilities) — (0.1)%		(82,255)

NET ASSETS — 100.0%		$93,455,829

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,411,227	$15,904,525
MassMutual Premier Disciplined Growth Fund, Class S (a)	260,220	3,450,515
MassMutual Premier Disciplined Value Fund, Class S (a)	245,592	3,330,227
MassMutual Premier Focused International Fund, Class Z (a)	25,386	317,066
MassMutual Premier High Yield Fund, Class Z (a)	142,333	1,433,298
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	914,358	10,057,939
MassMutual Premier International Bond Fund, Class S (a)	278,830	2,707,441
MassMutual Premier International Equity Fund, Class S (a)	46,415	738,919
MassMutual Premier Money Market Fund, Class S (a)	1,769,350	1,769,350
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,427,729	15,105,373
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	139,327	1,627,342
MassMutual Select Blue Chip Growth Fund, Class S (a)	36,950	591,562
MassMutual Select Diversified International Fund, Class S (a)	101,171	753,727
MassMutual Select Diversified Value Fund, Class S (a)	49,305	609,907
MassMutual Select Focused Value Fund, Class Z (a)	90,428	2,130,489
MassMutual Select Fundamental Growth Fund, Class S (a)	73,889	587,420
MassMutual Select Fundamental Value Fund, Class Z (a)	50,583	696,524
MassMutual Select Growth Opportunities Fund, Class Z (a)	46,412	513,320
MassMutual Select Large Cap Value Fund, Class S (a)	46,479	436,440
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	33,771	636,913
MassMutual Select Mid-Cap Value Fund, Class Z (a)	56,624	775,180
MassMutual Select Overseas Fund, Class Z (a)	254,195	2,180,991
MassMutual Select PIMCO Total Return Fund, Class Z (a)	310,579	3,226,920
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	20,479	415,920

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	41,410	$561,518
MassMutual Select Small Company Growth Fund, Class S (a) (b)	20,032	276,841
MassMutual Select Small Company Value Fund, Class Z (a)	8,299	139,176
MassMutual Select Strategic Bond Fund, Class S (a)	254,375	2,579,365
MM MSCI EAFE International Index Fund, Class Z (a)	167,999	2,283,109
MM Russell 2000 Small Cap Index Fund, Class Z (a)	55,541	772,021
MM S&P Mid Cap Index Fund, Class Z (a)	69,749	946,491
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	536,495	1,625,580
Oppenheimer Developing Markets Fund, Class I (a)	37,860	1,385,687
Oppenheimer Global Real Estate Fund, Class I (a)	50,036	499,858
Oppenheimer International Bond Fund, Class I (a)	162,352	987,100
Oppenheimer Real Estate Fund, Class I (a)	49,603	1,149,809

		83,203,863

TOTAL MUTUAL FUNDS (Cost $79,987,786)		83,203,863

TOTAL LONG-TERM INVESTMENTS (Cost $79,987,786)		83,203,863

TOTAL INVESTMENTS — 100.1% (Cost $79,987,786) (c)		83,203,863

Other Assets/(Liabilities) — (0.1)%		(94,276)

NET ASSETS — 100.0%		$83,109,587

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,681,510	$18,950,614
MassMutual Premier Disciplined Growth Fund, Class S (a)	389,412	5,163,608
MassMutual Premier Disciplined Value Fund, Class S (a)	367,596	4,984,600
MassMutual Premier Focused International Fund, Class Z (a)	46,232	577,437
MassMutual Premier High Yield Fund, Class Z (a)	217,509	2,190,311
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	881,602	9,697,621
MassMutual Premier International Bond Fund, Class S (a)	290,050	2,816,388
MassMutual Premier International Equity Fund, Class S (a)	84,530	1,345,714
MassMutual Premier Money Market Fund, Class S (a)	803,831	803,831
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,229,043	13,003,279
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	168,117	1,963,609
MassMutual Select Blue Chip Growth Fund, Class S (a)	61,358	982,344
MassMutual Select Diversified International Fund, Class S (a)	184,214	1,372,394
MassMutual Select Diversified Value Fund, Class S (a)	81,513	1,008,319
MassMutual Select Focused Value Fund, Class Z (a)	111,553	2,628,199
MassMutual Select Fundamental Growth Fund, Class S (a)	122,724	975,659
MassMutual Select Fundamental Value Fund, Class Z (a)	83,626	1,151,526
MassMutual Select Growth Opportunities Fund, Class Z (a)	77,075	852,455
MassMutual Select Large Cap Value Fund, Class S (a)	76,832	721,449
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	74,573	1,406,440
MassMutual Select Mid-Cap Value Fund, Class Z (a)	125,043	1,711,844
MassMutual Select Overseas Fund, Class Z (a)	462,932	3,971,958
MassMutual Select PIMCO Total Return Fund, Class Z (a)	371,029	3,854,990
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	40,430	821,129

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	81,749	$1,108,518
MassMutual Select Small Company Growth Fund, Class S (a) (b)	39,555	546,653
MassMutual Select Small Company Value Fund, Class Z (a)	16,386	274,792
MassMutual Select Strategic Bond Fund, Class S (a)	303,877	3,081,312
MM MSCI EAFE International Index Fund, Class Z (a)	305,893	4,157,091
MM Russell 2000 Small Cap Index Fund, Class Z (a)	109,649	1,524,127
MM S&P Mid Cap Index Fund, Class Z (a)	154,010	2,089,918
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	639,011	1,936,203
Oppenheimer Developing Markets Fund, Class I (a)	49,061	1,795,615
Oppenheimer Global Real Estate Fund, Class I (a)	63,042	629,790
Oppenheimer International Bond Fund, Class I (a)	200,405	1,218,464
Oppenheimer Real Estate Fund, Class I (a)	62,502	1,448,791

		102,766,992

TOTAL MUTUAL FUNDS (Cost $96,490,839)		102,766,992

TOTAL LONG-TERM INVESTMENTS (Cost $96,490,839)		102,766,992

TOTAL INVESTMENTS — 100.1% (Cost $96,490,839) (c)		102,766,992

Other Assets/(Liabilities) — (0.1)%		(97,914)

NET ASSETS — 100.0%		$102,669,078

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	212,764	$2,397,851
MassMutual Premier Disciplined Growth Fund, Class S (a)	73,070	968,903
MassMutual Premier Disciplined Value Fund, Class S (a)	68,977	935,332
MassMutual Premier Focused International Fund, Class Z (a)	9,188	114,752
MassMutual Premier High Yield Fund, Class Z (a)	35,778	360,284
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	116,838	1,285,217
MassMutual Premier International Bond Fund, Class S (a)	24,717	240,002
MassMutual Premier International Equity Fund, Class S (a)	16,802	267,483
MassMutual Premier Money Market Fund, Class S (a)	65,105	65,105
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	153,938	1,628,669
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	33,511	391,412
MassMutual Select Blue Chip Growth Fund, Class S (a)	15,666	250,808
MassMutual Select Diversified International Fund, Class S (a)	36,615	272,778
MassMutual Select Diversified Value Fund, Class S (a)	20,584	254,622
MassMutual Select Focused Value Fund, Class Z (a)	18,848	444,065
MassMutual Select Fundamental Growth Fund, Class S (a)	31,341	249,159
MassMutual Select Fundamental Value Fund, Class Z (a)	21,119	290,806
MassMutual Select Growth Opportunities Fund, Class Z (a)	19,684	217,706
MassMutual Select Large Cap Value Fund, Class S (a)	19,408	182,237
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	14,580	274,981
MassMutual Select Mid-Cap Value Fund, Class Z (a)	24,442	334,617
MassMutual Select Overseas Fund, Class Z (a)	92,016	789,494
MassMutual Select PIMCO Total Return Fund, Class Z (a)	46,917	487,470
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	7,913	160,714
MassMutual Select Small Cap Value Equity Fund, Class S (a)	16,001	216,973

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	7,738	$106,944
MassMutual Select Small Company Value Fund, Class Z (a)	3,208	53,797
MassMutual Select Strategic Bond Fund, Class S (a)	38,424	389,615
MM MSCI EAFE International Index Fund, Class Z (a)	60,804	826,324
MM Russell 2000 Small Cap Index Fund, Class Z (a)	21,460	298,295
MM S&P Mid Cap Index Fund, Class Z (a)	30,105	408,531
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	115,173	348,975
Oppenheimer Developing Markets Fund, Class I (a)	8,312	304,204
Oppenheimer Global Real Estate Fund, Class I (a)	11,808	117,962
Oppenheimer International Bond Fund, Class I (a)	55,424	336,976
Oppenheimer Real Estate Fund, Class I (a)	11,710	271,442

		16,544,505

TOTAL MUTUAL FUNDS (Cost $15,940,721)		16,544,505

TOTAL LONG-TERM INVESTMENTS (Cost $15,940,721)		16,544,505

TOTAL INVESTMENTS — 100.2% (Cost $15,940,721) (c)		16,544,505

Other Assets/(Liabilities) — (0.2)%		(25,855)

NET ASSETS — 100.0%		$16,518,650

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund — Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,476,857	$39,184,173
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,125,577	28,185,153
MassMutual Premier Disciplined Value Fund, Class S (a)	2,006,645	27,210,110
MassMutual Premier Focused International Fund, Class Z (a)	289,090	3,610,733
MassMutual Premier High Yield Fund, Class Z (a)	1,294,972	13,040,367
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,213,257	24,345,825
MassMutual Premier International Bond Fund, Class S (a)	895,629	8,696,561
MassMutual Premier International Equity Fund, Class S (a)	528,587	8,415,107
MassMutual Premier Money Market Fund, Class S (a)	742,186	742,186
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	2,733,278	28,918,077
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	924,728	10,800,820
MassMutual Select Blue Chip Growth Fund, Class S (a)	646,395	10,348,780
MassMutual Select Diversified International Fund, Class S (a)	1,151,907	8,581,706
MassMutual Select Diversified Value Fund, Class S (a)	841,656	10,411,286
MassMutual Select Focused Value Fund, Class Z (a)	489,330	11,528,621
MassMutual Select Fundamental Growth Fund, Class S (a)	1,292,899	10,278,544
MassMutual Select Fundamental Value Fund, Class Z (a)	863,468	11,889,953
MassMutual Select Growth Opportunities Fund, Class Z (a)	811,829	8,978,832
MassMutual Select Large Cap Value Fund, Class S (a)	793,312	7,449,201
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	419,021	7,902,734
MassMutual Select Mid-Cap Value Fund, Class Z (a)	702,615	9,618,798
MassMutual Select Overseas Fund, Class Z (a)	2,894,886	24,838,123
MassMutual Select PIMCO Total Return Fund, Class Z (a)	765,421	7,952,720
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	246,785	5,012,207

	Number of Shares	Value
MassMutual Select Small Cap Value Equity Fund, Class S (a)	499,034	$6,766,896
MassMutual Select Small Company Growth Fund, Class S (a) (b)	241,454	3,336,894
MassMutual Select Small Company Value Fund, Class Z (a)	100,041	1,677,681
MassMutual Select Strategic Bond Fund, Class S (a)	626,884	6,356,604
MM MSCI EAFE International Index Fund, Class Z (a)	1,912,504	25,990,930
MM Russell 2000 Small Cap Index Fund, Class Z (a)	669,326	9,303,625
MM S&P Mid Cap Index Fund, Class Z (a)	865,396	11,743,422
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,500,334	10,606,011
Oppenheimer Developing Markets Fund, Class I (a)	295,353	10,809,906
Oppenheimer Global Real Estate Fund, Class I (a)	371,922	3,715,503
Oppenheimer International Bond Fund, Class I (a)	878,828	5,343,275
Oppenheimer Real Estate Fund, Class I (a)	368,783	8,548,398

		432,139,762

TOTAL MUTUAL FUNDS (Cost $386,771,665)		432,139,762

TOTAL LONG-TERM INVESTMENTS (Cost $386,771,665)		432,139,762

TOTAL INVESTMENTS — 100.1% (Cost $386,771,665) (c)		432,139,762

Other Assets/(Liabilities) — (0.1)%		(302,141)

NET ASSETS — 100.0%		$431,837,621

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	88,084	$992,710
MassMutual Premier Disciplined Growth Fund, Class S (a)	89,853	1,191,451
MassMutual Premier Disciplined Value Fund, Class S (a)	84,583	1,146,944
MassMutual Premier Focused International Fund, Class Z (a)	13,715	171,302
MassMutual Premier High Yield Fund, Class Z (a)	71,982	724,858
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	60,798	668,781
MassMutual Premier International Bond Fund, Class S (a)	15,056	146,194
MassMutual Premier International Equity Fund, Class S (a)	25,069	399,091
MassMutual Premier Money Market Fund, Class S (a)	7,716	7,716
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	71,853	760,206
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	45,359	529,798
MassMutual Select Blue Chip Growth Fund, Class S (a)	31,192	499,388
MassMutual Select Diversified International Fund, Class S (a)	54,691	407,445
MassMutual Select Diversified Value Fund, Class S (a)	40,542	501,509
MassMutual Select Focused Value Fund, Class Z (a)	19,199	452,321
MassMutual Select Fundamental Growth Fund, Class S (a)	62,367	495,815
MassMutual Select Fundamental Value Fund, Class Z (a)	41,588	572,669
MassMutual Select Growth Opportunities Fund, Class Z (a)	39,205	433,611
MassMutual Select Large Cap Value Fund, Class S (a)	38,216	358,848
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	18,651	351,763
MassMutual Select Mid-Cap Value Fund, Class Z (a)	31,263	427,985
MassMutual Select Overseas Fund, Class Z (a)	137,295	1,177,990
MassMutual Select PIMCO Total Return Fund, Class Z (a)	19,347	201,020
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	12,419	252,228
MassMutual Select Small Cap Value Equity Fund, Class S (a)	25,138	340,867

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	12,142	$167,805
MassMutual Select Small Company Value Fund, Class Z (a)	5,041	84,540
MassMutual Select Strategic Bond Fund, Class S (a)	15,840	160,619
MM MSCI EAFE International Index Fund, Class Z (a)	90,908	1,235,443
MM Russell 2000 Small Cap Index Fund, Class Z (a)	33,709	468,550
MM S&P Mid Cap Index Fund, Class Z (a)	38,523	522,757
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	152,263	461,357
Oppenheimer Developing Markets Fund, Class I (a)	12,132	444,031
Oppenheimer Global Real Estate Fund, Class I (a)	16,541	165,244
Oppenheimer International Bond Fund, Class I (a)	69,606	423,206
Oppenheimer Real Estate Fund, Class I (a)	16,384	379,781

		17,725,843

TOTAL MUTUAL FUNDS (Cost $16,876,741)		17,725,843

TOTAL LONG-TERM INVESTMENTS (Cost $16,876,741)		17,725,843

TOTAL INVESTMENTS — 100.1% (Cost $16,876,741) (c)		17,725,843

Other Assets/(Liabilities) — (0.1)%		(26,529)

NET ASSETS — 100.0%		$17,699,314

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,295,061	$14,595,335
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,926,317	25,542,968
MassMutual Premier Disciplined Value Fund, Class S (a)	1,818,837	24,663,430
MassMutual Premier Focused International Fund, Class Z (a)	325,312	4,063,142
MassMutual Premier High Yield Fund, Class Z (a)	1,412,709	14,225,979
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	887,950	9,767,446
MassMutual Premier International Bond Fund, Class S (a)	619,410	6,014,474
MassMutual Premier International Equity Fund, Class S (a)	594,821	9,469,545
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,081,505	11,442,320
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	915,465	10,692,628
MassMutual Select Blue Chip Growth Fund, Class S (a)	774,456	12,399,040
MassMutual Select Diversified International Fund, Class S (a)	1,296,158	9,656,375
MassMutual Select Diversified Value Fund, Class S (a)	1,003,081	12,408,107
MassMutual Select Focused Value Fund, Class Z (a)	403,624	9,509,376
MassMutual Select Fundamental Growth Fund, Class S (a)	1,549,110	12,315,422
MassMutual Select Fundamental Value Fund, Class Z (a)	1,029,092	14,170,592
MassMutual Select Growth Opportunities Fund, Class Z (a)	972,584	10,756,778
MassMutual Select Large Cap Value Fund, Class S (a)	945,469	8,877,950
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	428,708	8,085,437
MassMutual Select Mid-Cap Value Fund, Class Z (a)	718,872	9,841,352
MassMutual Select Overseas Fund, Class Z (a)	3,257,683	27,950,924
MassMutual Select PIMCO Total Return Fund, Class Z (a)	284,823	2,959,315
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	305,538	6,205,471
MassMutual Select Small Cap Value Equity Fund, Class S (a)	617,781	8,377,107

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	298,940	$4,131,345
MassMutual Select Small Company Value Fund, Class Z (a)	123,858	2,077,096
MassMutual Select Strategic Bond Fund, Class S (a)	233,279	2,365,445
MM MSCI EAFE International Index Fund, Class Z (a)	2,151,755	29,242,344
MM Russell 2000 Small Cap Index Fund, Class Z (a)	828,616	11,517,765
MM S&P Mid Cap Index Fund, Class Z (a)	885,383	12,014,649
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,443,936	10,435,125
Oppenheimer Developing Markets Fund, Class I (a)	321,922	11,782,356
Oppenheimer Global Real Estate Fund, Class I (a)	377,941	3,775,626
Oppenheimer International Bond Fund, Class I (a)	767,789	4,668,159
Oppenheimer Real Estate Fund, Class I (a)	374,815	8,688,203

		384,688,626

TOTAL MUTUAL FUNDS (Cost $335,527,964)		384,688,626

TOTAL LONG-TERM INVESTMENTS (Cost $335,527,964)		384,688,626

TOTAL INVESTMENTS — 100.1% (Cost $335,527,964) (c)		384,688,626

Other Assets/(Liabilities) — (0.1)%		(256,795)

NET ASSETS — 100.0%		$384,431,831

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	43,106	$485,805
MassMutual Premier Disciplined Growth Fund, Class S (a)	70,484	934,614
MassMutual Premier Disciplined Value Fund, Class S (a)	66,552	902,448
MassMutual Premier Focused International Fund, Class Z (a)	12,889	160,978
MassMutual Premier High Yield Fund, Class Z (a)	41,182	414,704
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	24,803	272,831
MassMutual Premier International Bond Fund, Class S (a)	12,794	124,233
MassMutual Premier International Equity Fund, Class S (a)	23,566	375,166
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	35,621	376,868
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	39,825	465,160
MassMutual Select Blue Chip Growth Fund, Class S (a)	33,104	529,990
MassMutual Select Diversified International Fund, Class S (a)	51,339	382,478
MassMutual Select Diversified Value Fund, Class S (a)	42,767	529,027
MassMutual Select Focused Value Fund, Class Z (a)	15,804	372,354
MassMutual Select Fundamental Growth Fund, Class S (a)	66,216	526,418
MassMutual Select Fundamental Value Fund, Class Z (a)	43,876	604,171
MassMutual Select Growth Opportunities Fund, Class Z (a)	41,579	459,864
MassMutual Select Large Cap Value Fund, Class S (a)	40,314	378,551
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	17,140	323,261
MassMutual Select Mid-Cap Value Fund, Class Z (a)	28,739	393,434
MassMutual Select Overseas Fund, Class Z (a)	129,047	1,107,225
MassMutual Select PIMCO Total Return Fund, Class Z (a)	9,506	98,767
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	12,315	250,123
MassMutual Select Small Cap Value Equity Fund, Class S (a)	24,901	337,659
MassMutual Select Small Company Growth Fund, Class S (a) (b)	12,052	166,561

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	4,994	$83,744
MassMutual Select Strategic Bond Fund, Class S (a)	7,785	78,944
MM MSCI EAFE International Index Fund, Class Z (a)	85,234	1,158,324
MM Russell 2000 Small Cap Index Fund, Class Z (a)	33,399	464,250
MM S&P Mid Cap Index Fund, Class Z (a)	35,399	480,359
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	132,638	401,894
Oppenheimer Developing Markets Fund, Class I (a)	11,586	424,051
Oppenheimer Global Real Estate Fund, Class I (a)	14,742	147,277
Oppenheimer International Bond Fund, Class I (a)	37,570	228,426
Oppenheimer Real Estate Fund, Class I (a)	14,627	339,064

		14,779,023

TOTAL MUTUAL FUNDS (Cost $13,776,230)		14,779,023

TOTAL LONG-TERM INVESTMENTS (Cost $13,776,230)		14,779,023

TOTAL INVESTMENTS — 100.2% (Cost $13,776,230) (c)		14,779,023

Other Assets/(Liabilities) — (0.2)%		(25,042)

NET ASSETS — 100.0%		$14,753,981

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	699,517	$7,883,551
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,099,885	14,584,472
MassMutual Premier Disciplined Value Fund, Class S (a)	1,038,423	14,081,013
MassMutual Premier Focused International Fund, Class Z (a)	219,413	2,740,467
MassMutual Premier High Yield Fund, Class Z (a)	588,836	5,929,574
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	336,394	3,700,338
MassMutual Premier International Bond Fund, Class S (a)	321,545	3,122,203
MassMutual Premier International Equity Fund, Class S (a)	401,195	6,387,029
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	572,319	6,055,137
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	619,023	7,230,190
MassMutual Select Blue Chip Growth Fund, Class S (a)	605,359	9,691,802
MassMutual Select Diversified International Fund, Class S (a)	874,260	6,513,238
MassMutual Select Diversified Value Fund, Class S (a)	780,587	9,655,864
MassMutual Select Focused Value Fund, Class Z (a)	265,913	6,264,899
MassMutual Select Fundamental Growth Fund, Class S (a)	1,210,848	9,626,238
MassMutual Select Fundamental Value Fund, Class Z (a)	800,825	11,027,365
MassMutual Select Growth Opportunities Fund, Class Z (a)	760,221	8,408,044
MassMutual Select Large Cap Value Fund, Class S (a)	735,740	6,908,599
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	294,445	5,553,234
MassMutual Select Mid-Cap Value Fund, Class Z (a)	493,741	6,759,313
MassMutual Select Overseas Fund, Class Z (a)	2,197,253	18,852,435
MassMutual Select PIMCO Total Return Fund, Class Z (a)	154,480	1,605,047
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	213,311	4,332,352
MassMutual Select Small Cap Value Equity Fund, Class S (a)	431,309	5,848,546

	Number of Shares	Value
MassMutual Select Small Company Growth Fund, Class S (a) (b)	208,700	$2,884,238
MassMutual Select Small Company Value Fund, Class Z (a)	86,470	1,450,100
MassMutual Select Strategic Bond Fund, Class S (a)	126,518	1,282,897
MM MSCI EAFE International Index Fund, Class Z (a)	1,451,367	19,724,078
MM Russell 2000 Small Cap Index Fund, Class Z (a)	578,507	8,041,254
MM S&P Mid Cap Index Fund, Class Z (a)	608,102	8,251,939
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,207,253	6,687,976
Oppenheimer Developing Markets Fund, Class I (a)	216,078	7,908,454
Oppenheimer Global Real Estate Fund, Class I (a)	248,717	2,484,683
Oppenheimer International Bond Fund, Class I (a)	420,512	2,556,713
Oppenheimer Real Estate Fund, Class I (a)	246,654	5,717,436

		249,750,718

TOTAL MUTUAL FUNDS (Cost $217,565,687)		249,750,718

TOTAL LONG-TERM INVESTMENTS (Cost $217,565,687)		249,750,718

TOTAL INVESTMENTS — 100.1% (Cost $217,565,687) (c)		249,750,718

Other Assets/(Liabilities) — (0.1)%		(170,333)

NET ASSETS — 100.0%		$249,580,385

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Diversified Financial — 100.3%
MassMutual Premier Core Bond Fund, Class Z (a)	10,078	$113,575
MassMutual Premier Disciplined Growth Fund, Class S (a)	34,797	461,402
MassMutual Premier Disciplined Value Fund, Class S (a)	32,865	445,654
MassMutual Premier Focused International Fund, Class Z (a)	7,315	91,370
MassMutual Premier High Yield Fund, Class Z (a)	7,804	78,583
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	4,311	47,416
MassMutual Premier International Bond Fund, Class S (a)	2,654	25,775
MassMutual Premier International Equity Fund, Class S (a)	13,369	212,832
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	8,200	86,761
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	21,838	255,068
MassMutual Select Blue Chip Growth Fund, Class S (a)	20,948	335,384
MassMutual Select Diversified International Fund, Class S (a)	29,133	217,042
MassMutual Select Diversified Value Fund, Class S (a)	26,978	333,723
MassMutual Select Focused Value Fund, Class Z (a)	8,805	207,435
MassMutual Select Fundamental Growth Fund, Class S (a)	41,905	333,145
MassMutual Select Fundamental Value Fund, Class Z (a)	27,683	381,199
MassMutual Select Growth Opportunities Fund, Class Z (a)	26,307	290,958
MassMutual Select Large Cap Value Fund, Class S (a)	25,429	238,777
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	9,862	186,006
MassMutual Select Mid-Cap Value Fund, Class Z (a)	16,542	226,455
MassMutual Select Overseas Fund, Class Z (a)	73,240	628,402
MassMutual Select PIMCO Total Return Fund, Class Z (a)	2,227	23,143
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	7,178	145,793
MassMutual Select Small Cap Value Equity Fund, Class S (a)	14,508	196,730
MassMutual Select Small Company Growth Fund, Class S (a) (b)	7,018	96,993

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	2,908	$48,761
MassMutual Select Strategic Bond Fund, Class S (a)	1,827	18,521
MM MSCI EAFE International Index Fund, Class Z (a)	48,354	657,132
MM Russell 2000 Small Cap Index Fund, Class Z (a)	19,464	270,549
MM S&P Mid Cap Index Fund, Class Z (a)	20,366	276,369
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	72,030	218,252
Oppenheimer Developing Markets Fund, Class I (a)	6,806	249,114
Oppenheimer Global Real Estate Fund, Class I (a)	8,170	81,618
Oppenheimer International Bond Fund, Class I (a)	9,154	55,656
Oppenheimer Real Estate Fund, Class I (a)	8,109	187,966

		7,723,559

TOTAL MUTUAL FUNDS (Cost $7,070,465)		7,723,559

TOTAL LONG-TERM INVESTMENTS (Cost $7,070,465)		7,723,559

TOTAL INVESTMENTS — 100.3% (Cost $7,070,465) (c)		7,723,559

Other Assets/(Liabilities) — (0.3)%		(22,580)

NET ASSETS — 100.0%		$7,700,979

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	81,479	$918,263
MassMutual Premier Disciplined Growth Fund, Class S (a)	313,827	4,161,352
MassMutual Premier Disciplined Value Fund, Class S (a)	296,357	4,018,607
MassMutual Premier Focused International Fund, Class Z (a)	65,955	823,773
MassMutual Premier High Yield Fund, Class Z (a)	63,638	640,837
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	35,137	386,503
MassMutual Premier International Bond Fund, Class S (a)	25,755	250,082
MassMutual Premier International Equity Fund, Class S (a)	120,596	1,919,883
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	66,313	701,590
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	190,407	2,223,949
MassMutual Select Blue Chip Growth Fund, Class S (a)	188,932	3,024,805
MassMutual Select Diversified International Fund, Class S (a)	262,773	1,957,655
MassMutual Select Diversified Value Fund, Class S (a)	243,368	3,010,464
MassMutual Select Focused Value Fund, Class Z (a)	79,397	1,870,602
MassMutual Select Fundamental Growth Fund, Class S (a)	377,922	3,004,476
MassMutual Select Fundamental Value Fund, Class Z (a)	249,676	3,438,040
MassMutual Select Growth Opportunities Fund, Class Z (a)	237,258	2,624,070
MassMutual Select Large Cap Value Fund, Class S (a)	229,383	2,153,910
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	88,947	1,677,544
MassMutual Select Mid-Cap Value Fund, Class Z (a)	149,149	2,041,848
MassMutual Select Overseas Fund, Class Z (a)	660,465	5,666,794
MassMutual Select PIMCO Total Return Fund, Class Z (a)	18,004	187,059
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	64,720	1,314,469
MassMutual Select Small Cap Value Equity Fund, Class S (a)	130,858	1,774,429
MassMutual Select Small Company Growth Fund, Class S (a) (b)	63,325	875,157

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	26,237	$439,993
MassMutual Select Strategic Bond Fund, Class S (a)	14,745	149,515
MM MSCI EAFE International Index Fund, Class Z (a)	436,191	5,927,842
MM Russell 2000 Small Cap Index Fund, Class Z (a)	175,517	2,439,679
MM S&P Mid Cap Index Fund, Class Z (a)	183,697	2,492,763
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	653,857	1,981,186
Oppenheimer Developing Markets Fund, Class I (a)	63,504	2,324,243
Oppenheimer Global Real Estate Fund, Class I (a)	74,217	741,424
Oppenheimer International Bond Fund, Class I (a)	67,188	408,506
Oppenheimer Real Estate Fund, Class I (a)	73,631	1,706,767

		69,278,079

TOTAL MUTUAL FUNDS (Cost $61,267,054)		69,278,079

TOTAL LONG-TERM INVESTMENTS (Cost $61,267,054)		69,278,079

TOTAL INVESTMENTS — 100.1% (Cost $61,267,054) (c)		69,278,079

Other Assets/(Liabilities) — (0.1)%		(50,211)

NET ASSETS — 100.0%		$69,227,868

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	1,152	$12,982
MassMutual Premier Disciplined Growth Fund, Class S (a)	4,546	60,277
MassMutual Premier Disciplined Value Fund, Class S (a)	4,287	58,128
MassMutual Premier Focused International Fund, Class Z (a)	957	11,956
MassMutual Premier High Yield Fund, Class Z (a)	929	9,351
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	512	5,628
MassMutual Premier International Bond Fund, Class S (a)	682	6,620
MassMutual Premier International Equity Fund, Class S (a)	1,748	27,825
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	957	10,126
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	2,637	30,805
MassMutual Select Blue Chip Growth Fund, Class S (a)	2,737	43,818
MassMutual Select Diversified International Fund, Class S (a)	3,808	28,372
MassMutual Select Diversified Value Fund, Class S (a)	3,524	43,595
MassMutual Select Focused Value Fund, Class Z (a)	1,149	27,069
MassMutual Select Fundamental Growth Fund, Class S (a)	5,468	43,467
MassMutual Select Fundamental Value Fund, Class Z (a)	3,615	49,774
MassMutual Select Growth Opportunities Fund, Class Z (a)	3,433	37,966
MassMutual Select Large Cap Value Fund, Class S (a)	3,321	31,189
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a)	1,286	24,255
MassMutual Select Mid-Cap Value Fund, Class Z (a)	2,158	29,542
MassMutual Select Overseas Fund, Class Z (a)	9,562	82,045
MassMutual Select PIMCO Total Return Fund, Class Z (a)	264	2,743
MassMutual Select Small Cap Growth Equity Fund, Class Z (a)	939	19,072
MassMutual Select Small Cap Value Equity Fund, Class S (a)	1,891	25,647
MassMutual Select Small Company Growth Fund, Class S (a) (b)	918	12,682

	Number of Shares	Value
MassMutual Select Small Company Value Fund, Class Z (a)	381	$6,388
MassMutual Select Strategic Bond Fund, Class S (a)	210	2,129
MM MSCI EAFE International Index Fund, Class Z (a)	6,311	85,764
MM Russell 2000 Small Cap Index Fund, Class Z (a)	2,542	35,334
MM S&P Mid Cap Index Fund, Class Z (a)	2,660	36,091
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	9,483	28,733
Oppenheimer Developing Markets Fund, Class I (a)	957	35,009
Oppenheimer Global Real Estate Fund, Class I (a)	1,079	10,782
Oppenheimer International Bond Fund, Class I (a)	481	2,924
Oppenheimer Real Estate Fund, Class I (a)	1,067	24,729

		1,002,817

TOTAL MUTUAL FUNDS (Cost $1,000,933)		1,002,817

TOTAL LONG-TERM INVESTMENTS (Cost $1,000,933)		1,002,817

TOTAL INVESTMENTS — 100.0% (Cost $1,000,933) (c)		1,002,817

Other Assets/(Liabilities) — (0.0)%		(112)

NET ASSETS — 100.0%		$1,002,705

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“RetireSMART 2055 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of September 30, 2013, the BlackRock Global Allocation Fund net assets were approximately $636,810,667, of which approximately $7,178,651 or approximately 1.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Focused Value Fund, Fundamental Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, Small Company Value Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2013. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050 Fund, and RetireSMART 2055 Fund characterized all investments at Level 1, as of September 30, 2013. The BlackRock Global Allocation Fund characterized all securities sold short at Level 2, as of September 30, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of September 30, 2013, for the remaining Funds’ investments and the BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
PIMCO Total Return Fund
Asset Investments
Corporate Debt	$-	$495,712,005	$1,004,212	$496,716,217
Municipal Obligations	-	53,059,452	-	53,059,452
Non-U.S. Government Agency Obligations	-	165,517,103	-	165,517,103
Sovereign Debt Obligations	-	65,794,450	-	65,794,450
U.S. Government Agency Obligations and Instrumentalities	-	859,117,134	-	859,117,134
U.S. Treasury Obligations	-	460,781,218	-	460,781,218
Short-Term Investments	-	191,838,200	-	191,838,200

Total Investments	$-	$2,291,819,562	$1,004,212	$2,292,823,774

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
PIMCO Total Return Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$1,388,629	$-	$1,388,629
Futures Contracts	2,498,949	-	-	2,498,949
Swap Agreements	-	22,717,467	-	22,717,467

Total	$2,498,949	$24,106,096	$-	$26,605,045

Liability Derivatives
Forward Contracts	$-	$(3,765,186)	$-	$(3,765,186)
Futures Contracts	(843,873)	-	-	(843,873)
Swap Agreements	-	(1,149,020)	-	(1,149,020)
Written Options	-	(849,383)	-	(849,383)

Total	$(843,873)	$(5,763,589)	$-	$(6,607,462)

Strategic Bond Fund
Asset Investments
Preferred Stock	$166,194	$-	$-	$166,194
Bank Loans	-	6,675,147	-	6,675,147
Corporate Debt	-	62,190,346	-	62,190,346
Municipal Obligations	-	1,633,479	-	1,633,479
Non-U.S. Government Agency Obligations	-	18,180,247	-	18,180,247
Sovereign Debt Obligations	-	5,954,768	-	5,954,768
U.S. Government Agency Obligations and Instrumentalities	-	50,662,794	-	50,662,794
U.S. Treasury Obligations	-	19,329,548	-	19,329,548
Purchased Options	41,549	-	-	41,549
Short-Term Investments	-	17,290,955	-	17,290,955

Total Investments	$207,743	$181,917,284	$-	$182,125,027

Asset Derivatives
Futures Contracts	$84,325	$-	$-	$84,325

Liability Derivatives
Forward Contracts	$-	$(101,007)	$-	$(101,007)
Futures Contracts	(157,684)	-	-	(157,684)
Written Options	(3,279)	-	-	(3,279)

Total	$(160,963)	$(101,007)	$-	$(261,970)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$228,063,643	$157,039,144	$1,683,599	$386,786,386
Convertible Preferred Stock	334,523	-	-	334,523
Preferred Stock	5,602,760	3,603,910	564,508	9,771,178
Bank Loans	-	7,320,961	-	7,320,961
Corporate Debt	-	38,999,454	3,736,478	42,735,932
Non-U.S. Government Agency Obligations	-	791,394	-	791,394
Sovereign Debt Obligations	-	40,130,135	-	40,130,135
U.S. Treasury Obligations	-	30,417,067	-	30,417,067
Mutual Funds	8,769,337	-	-	8,769,337
Purchased Options	559,765	3,338,125	-	3,897,890
Warrants	36	-	72,958	72,994
Rights	6,319	-	-	6,319
Short-Term Investments	-	111,443,264	-	111,443,264

Total Investments	$243,336,383	$393,083,454	$6,057,543	$642,477,380

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BlackRock Global Allocation Fund (Continued)
Asset Derivatives
Forward Contracts	$-	$265,216	$-	$265,216
Futures Contracts	137,292	-	-	137,292
Swap Agreements	-	186,847	-	186,847

Total	$137,292	$452,063	$-	$589,355

Liability Derivatives
Forward Contracts	$-	$(1,234,843)	$-	$(1,234,843)
Futures Contracts	(1,421)	-	-	(1,421)
Swap Agreements	-	(741,407)	-	(741,407)
Written Options	(348,413)	(790,270)	-	(1,138,683)

Total	$(349,834)	$(2,766,520)	$-	$(3,116,354)

Fundamental Value Fund
Asset Investments
Common Stock	$1,313,676,814	$19,788,884	$-	$1,333,465,698
Short-Term Investments	-	11,369,044	-	11,369,044

Total Investments	$1,313,676,814	$31,157,928	$-	$1,344,834,742

Large Cap Value Fund
Asset Investments
Common Stock	$422,871,209	$24,987,685	$-	$447,858,894
Preferred Stock	977,950	-	-	977,950
Corporate Debt	-	6,936,268	-	6,936,268
Mutual Funds	15,876,563	-	-	15,876,563
Short-Term Investments	-	13,636,246	-	13,636,246

Total Investments	$439,725,722	$45,560,199	$-	$485,285,921

S&P 500 Index Fund
Asset Investments
Common Stock	$2,703,379,031	$-	$-	$2,703,379,031
Short-Term Investments	-	37,565,719	-	37,565,719

Total Investments	$2,703,379,031	$37,565,719	$-	$2,740,944,750

Liability Derivatives
Futures Contracts	$(222,482)	$-	$-	$(222,482)

Blue Chip Growth Fund
Asset Investments
Common Stock	$992,850,152	$10,354,569	$-	$1,003,204,721
Mutual Funds	1,604	-	-	1,604
Short-Term Investments	-	6,852,306	-	6,852,306

Total Investments	$992,851,756	$17,206,875	$-	$1,010,058,631

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
S&P Mid Cap Index Fund
Asset Investments
Common Stock	$145,572,172	$-	$-		$145,572,172
Mutual Funds	7,504,205	-	-		7,504,205
Short-Term Investments	-	3,810,941	-		3,810,941

Total Investments	$153,076,377	$3,810,941	$-		$156,887,318

Asset Derivatives
Futures Contracts	$23,630	$-	$-		$23,630

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$100,026,783	$-	$-	+	$100,026,783
Warrants	467	-	-		467
Mutual Funds	10,817,913	-	-		10,817,913
Short-Term Investments	-	4,735,405	-		4,735,405

Total Investments	$110,845,163	$4,735,405	$-		$115,580,568

Asset Derivatives
Futures Contracts	$40,310	$-	$-		$40,310

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$1,676,301,739	$-	$296,059		$1,676,597,798
Preferred Stock	-	-	4,317,280		4,317,280
Mutual Funds	89,115,578	-	-		89,115,578
Short-Term Investments	-	45,990,038	-		45,990,038

Total Investments	$1,765,417,317	$45,990,038	$4,613,339		$1,816,020,694

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$912,096,808	$3,152,109	$784,424		$916,033,341
Preferred Stock	-	-	2,056,808		2,056,808
Mutual Funds	72,921,253	-	-		72,921,253
Short-Term Investments	-	18,599,978	-		18,599,978

Total Investments	$985,018,061	$21,752,087	$2,841,232		$1,009,611,380

Diversified International Fund
Asset Investments
Common Stock	$2,346,537	$141,664,139	$-		$144,010,676
Preferred Stock	-	2,188,588	-		2,188,588
Mutual Funds	13,199,427	-	-		13,199,427
Short-Term Investments	-	3,057,489	-		3,057,489

Total Investments	$15,545,964	$146,910,216	$-		$162,456,180

Asset Derivatives
Forward Contracts	$-	$1,718,786	$-		$1,718,786

Liability Derivatives
Forward Contracts	$-	$(1,808,647)	$-		$(1,808,647)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund
Asset Investments
Common Stock	$77,333	$189,338,623	$-	$189,415,956
Preferred Stock	-	1,139,304	-	1,139,304
Rights	77,778	-	8,386	86,164
Mutual Funds	23,696,617	-	-	23,696,617
Short-Term Investments	-	166,269	-	166,269

Total Investments	$23,851,728	$190,644,196	$8,386	$214,504,310

Asset Derivatives
Forward Contracts	$-	$8,900	$-	$8,900
Futures Contracts	13,393	-	-	13,393

Total	$13,393	$8,900	$-	$22,293

Overseas Fund
Asset Investments
Common Stock	$43,677,573	$554,601,528	$-	$598,279,101
Preferred Stock	-	2,073,325	-	2,073,325
Rights	296,698	-	-	296,698
Mutual Funds	42,482,700	-	-	42,482,700
Short-Term Investments	-	4,156,202	-	4,156,202

Total Investments	$86,456,971	$560,831,055	$-	$647,288,026

Asset Derivatives
Forward Contracts	$-	$1,358,237	$-	$1,358,237

Liability Derivatives
Forward Contracts	$-	$(1,103,275)	$-	$(1,103,275)

+	Represents security at $0 value as of September 30, 2013.

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of September 30, 2013.

	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund
Investments purchased/sold on a when-issued basis	X	X	X

	Large Cap Value Fund	Fundamental Growth Fund	Growth Opportunities Fund	Small Company Value Fund	S&P Mid-Cap Index Fund	Russell 2000 Small Cap Index Fund
Securities on loan	X	X	X	X	X	X

	Mid Cap Growth Equity II Fund	Small Cap Growth Equity Fund	Small Company Growth Fund	Diversified International Fund	MCSI EAFE International Index Fund	Overseas Fund
Securities on loan	X	X	X	X	X	X

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at September 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 9/30/13		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/13
PIMCO Total Return Fund
Corporate Debt †	$49,403,146		$-	$(24,710)	$8,385	$-	$(7,000,000)	$-	$(41,382,609	)**	$1,004,212		$(5,832)

BlackRock Global Allocation Fund
Common Stock	$1,259,195		$-	$(484,555)	$486,993	$421,966	$- ††	$-	$-		$1,683,599		$2,439
Preferred Stock	-		-	-	-	564,508	-	-	-		564,508		-
Corporate Debt †	3,362,492		-	-	(224,700)	-	(43,145)	-	-		3,094,647		(224,700)
Corporate Debt	596,862		-	-	(1,399)	46,368	-	-	-		641,831		(1,399)
Warrants	6,927		-	-	66,031	-	-	-	-		72,958		66,031

	$5,225,476		$-	$(484,555)	$326,925	$1,032,842	$(43,145)	$-	$-		$6,057,543		$(157,629)

Large Cap Value Fund
Common Stock	$-	***	$-	$(6,323,701)	$6,323,701	$-	$- ††	$-	$-		$-		$-

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	$- ††	$-	$-		$-	†††	$-

Mid Cap Growth Equity II Fund
Common Stock	$296,059		$-	$-	$-	$-	$-	$-	$-		$296,059		$-
Preferred Stock	3,734,487		-	-	582,793	-	-	-	-		4,317,280		582,793

	$4,030,546		$-	$-	$582,793	$-	$-	$-	$-		$4,613,339		$582,793

Small Cap Growth Equity Fund
Common Stock	$300,294		$-	$3,310	$4	$497,260	$(16,444)	$-	$-		$784,424		$4
Preferred Stock	-		-	-	-	2,056,808	-	-	-		2,056,808		-

	$300,294		$-	$3,310	$4	$2,554,068	$(16,444)	$-	$-		$2,841,232		$4

MSCI EAFE International Index Fund
Rights	$3,727		$-	$399	$6,252	$-	$(1,992)	$-	$-		$8,386		$8,386

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value at the time of sale.
†††	Represents security at $0 value as of September 30, 2013.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	Growth Opportunities Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A					A		A
Directional Exposures to Currencies	A	A	A						A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	A	A	A	A		A	A		A

Interest Rate Swaps***
Hedging/Risk Management	A		A
Duration Management	A		A
Substitution for Direct Investment	A		A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			M
Substitution for Direct Investment			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Income	A
Substitution for Direct Investments	A

Options (Purchased)
Hedging/Risk Management		A	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund	Growth Opportunities Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund

Options (Purchased) (Continued)
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A
Options (Written)
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	A
Income	A	A	A
Substitution for Direct Investment		M
Directional Investment		A	A

Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment			A		M
Result of a Corporate Action			A		A		A		A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At September 30, 2013, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,388,629	$-	$1,388,629
Futures Contracts	-	-	-	2,498,949	2,498,949
Swap Agreements	221,334	-	-	22,496,133	22,717,467

Total Value	$221,334	$-	$1,388,629	$24,995,082	$26,605,045

Liability Derivatives
Forward Contracts	$-	$-	$(3,765,186)	$-	$(3,765,186)
Futures Contracts	-	-	-	(843,873)	(843,873)
Swap Agreements	(113,676)	-	-	(1,035,344)	(1,149,020)
Written Options	-	-	-	(849,383)	(849,383)

Total Value	$(113,676)	$-	$(3,765,186)	$(2,728,600)	$(6,607,462)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$590,351,283	$-	$590,351,283
Futures Contracts	-	-	-	4,774	4,774
Swap Agreements	$56,100,000	$-	$-	$559,200,000	$615,300,000
Written Options	-	-	-	226,100,000	226,100,000

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$84,325	$84,325
Purchased Options	-	-	-	41,549	41,549

Total Value	$-	$-	$-	$125,874	$125,874

Liability Derivatives
Forward Contracts	$-	$-	$(101,007)	$-	$(101,007)
Futures Contracts	-	-	-	(157,684)	(157,684)
Written Options	-	-	-	(3,279)	(3,279)

Total Value	$-	$-	$(101,007)	$(160,963)	$(261,970)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$9,305,326	$-	$9,305,326
Futures Contracts	-	-	-	228	228
Purchased Options	-	-	-	153	153
Written Options	-	-	-	60	60

BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$265,216	$-	$265,216
Futures Contracts	-	137,292	-	-	137,292
Swap Agreements	-	34,142	-	152,705	186,847
Purchased Options	-	2,977,929	135,963	783,998	3,897,890
Rights	-	6,319	-	-	6,319
Warrants	-	72,994	-	-	72,994

Total Value	$-	$3,228,676	$401,179	$936,703	$4,566,558

Liability Derivatives
Forward Contracts	$-	$-	$(1,234,843)	$-	$(1,234,843)
Futures Contracts	-	(1,421)	-	-	(1,421)
Swap Agreements	(450,548)	(16,443)	-	(274,416)	(741,407)
Written Options	-	(1,126,864)	-	(11,819)	(1,138,683)

Total Value	$(450,548)	$(1,144,728)	$(1,234,843)	$(286,235)	$(3,116,354)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$75,589,952	$-	$75,589,952
Futures Contracts	-	126	-	-	126
Swap Agreements	$8,246,072	$10,460,000	$-	$57,009,962	$75,716,034
Purchased Options	-	3,676,364	9,414,000	222,350,650	235,441,014
Rights	-	46,247	-	-	46,247
Written Options	-	733,322	-	28,100,000	28,833,322
Warrants	-	229,400	-	-	229,400

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(222,482)	$-	$-	$(222,482)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	469	-	-	469

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Select Growth Opportunities Fund
Asset Derivatives
Warrants	$-	$607,920	$-	$-	$607,920

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	122,318	-	-	122,318

S&P Mid Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$23,630	$-	$-	$23,630

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	28	-	-	28

Russell 2000 Small Cap Index Fund
Asset Derivatives
Futures Contracts	$-	$40,310	$-	$-	$40,310
Warrants	-	467	-	-	467

Total Value	$-	$40,777	$-	$-	$40,777

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	27	-	-	27
Warrants	-	169	-	-	169

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,718,786	$-	$1,718,786

Liability Derivatives
Forward Contracts	$-	$-	$(1,808,647)	$-	$(1,808,647)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$100,570,491	$-	$100,570,491

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$8,900	$-	$8,900
Futures Contracts	-	13,393	-	-	13,393
Rights	-	86,164	-	-	86,164

Total Value	$-	$99,557	$8,900	$-	$108,457

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$610,000	$-	$610,000
Futures Contracts	-	13	-	-	13
Rights	-	177,753	-	-	177,753

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,358,237	$-	$1,358,237
Rights	-	296,698	-	-	296,698

Total Value	$-	$296,698	$1,358,237	$-	$1,654,935

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(1,103,275)	$-	$(1,103,275)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$76,704,115	$-	$76,704,115
Rights	-	226,961	-	-	226,961

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at September 30, 2013.

Further details regarding the derivatives and other investments held by the Funds at September 30, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at September 30, 2013. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Contracts to Buy
GBP	22,321,000	Barclays Bank PLC	10/02/13	$35,829,669	$305,820

BRL	20,171,320	Barclays Bank PLC	10/02/13	9,086,180	15,169

BRL	21,171,359	Credit Suisse Securities LLC	11/04/13	9,118,511	359,646

CAD	2,530,000	Goldman Sachs & Co.	12/23/13	2,454,354	(3,196)
EUR	10,823,000	Goldman Sachs & Co.	10/02/13	14,645,684	(3,784)

				17,100,038	(6,980)

BRL	20,171,320	JP Morgan Chase Bank	10/02/13	9,045,435	55,914
GBP	733,000	JP Morgan Chase Bank	10/02/13	1,141,511	45,144
MXN	6,813,324	JP Morgan Chase Bank	12/17/13	513,900	3,426

				10,700,846	104,484

CAD	1,152,000	UBS AG	12/23/13	1,114,631	1,468
EUR	49,124,000	UBS AG	10/02/13	65,976,135	481,292

				67,090,766	482,760

				$148,926,010	$1,260,899

Contracts to Deliver
GBP	22,321,000	Barclays Bank PLC	11/04/13	$35,820,808	$(305,306)

BRL	20,171,320	Barclays Bank PLC	10/02/13	9,045,435	(55,914)
BRL	20,171,320	Barclays Bank PLC	11/04/13	9,021,970	(8,482)

				18,067,405	(64,396)

EUR	1,063,000	Credit Suisse Securities LLC	10/02/13	1,399,875	(38,205)
EUR	2,500,000	Credit Suisse Securities LLC	02/28/14	3,338,605	(44,954)
EUR	700,000	Credit Suisse Securities LLC	06/02/14	887,600	(60,134)
GBP	23,054,000	Credit Suisse Securities LLC	10/02/13	35,744,236	(1,577,907)

				41,370,316	(1,721,200)

CAD	37,591,000	Goldman Sachs & Co.	12/23/13	36,534,780	115,221
EUR	23,039,000	Goldman Sachs & Co.	10/02/13	31,169,970	1,648
EUR	10,823,000	Goldman Sachs & Co.	11/04/13	14,646,972	3,881

				82,351,722	120,750

BRL	20,171,320	JP Morgan Chase Bank	10/02/13	8,308,819	(792,530)
EUR	24,358,000	JP Morgan Chase Bank	11/04/13	32,849,515	(105,896)
JPY	169,300,000	JP Morgan Chase Bank	10/17/13	1,704,886	(17,625)

				42,863,220	(916,051)

EUR	1,194,000	Royal Bank of Scotland PLC	03/14/14	1,596,120	(19,942)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund (Continued)
Contracts to Deliver (Continued)
EUR	35,845,000	UBS AG	10/02/13	$47,861,821	$(631,104)
EUR	23,039,000	UBS AG	11/04/13	31,070,649	(100,207)

				78,932,470	(731,311)

				$301,002,061	$(3,637,456)

Strategic Bond Fund
Contract to Buy
PHP	36,200,000	Citibank N.A.	10/31/13	$836,076	$(4,429)

Contracts to Deliver
JPY	87,063,000	Barclays Bank PLC	11/15/13	$885,381	$(568)

AUD	900,000	Citibank N.A.	11/15/13	824,135	(13,063)
EUR	1,448,898	Citibank N.A.	11/15/13	1,922,521	(37,843)
JPY	167,124,000	Citibank N.A.	11/15/13	1,699,693	(954)
PHP	36,200,000	Citibank N.A.	10/31/13	829,229	(2,418)

				5,275,578	(54,278)

EUR	1,270,000	Morgan Stanley & Co.	11/15/13	1,687,824	(30,491)

EUR	466,893	UBS AG	11/15/13	620,467	(11,241)

				$8,469,250	$(96,578)

BlackRock Global Allocation Fund
Contracts to Buy
AUD	1,624,000	Barclays Bank PLC	10/18/13	$1,503,435	$10,004

AUD	1,683,000	BNP Paribas SA	10/17/13	1,567,715	809

AUD	679,674	Credit Suisse Securities LLC	10/03/13	642,000	(7,973)
AUD	1,639,000	Credit Suisse Securities LLC	10/10/13	1,539,226	(11,006)
CAD	948,384	Credit Suisse Securities LLC	11/07/13	918,780	1,101

				3,100,006	(17,878)

JPY	151,352,784	Deutsche Bank AG	10/11/13	1,551,000	(11,142)

AUD	1,778,000	Morgan Stanley & Co.	10/04/13	1,627,563	30,915

				$9,349,719	$12,708

Contracts to Deliver
JPY	142,529,163	Bank of America N.A.	10/03/13	$1,459,017	$8,995
JPY	148,910,923	Bank of America N.A.	10/31/13	1,507,806	(7,378)

				2,966,823	1,617

AUD	1,624,000	Barclays Bank PLC	10/18/13	1,447,163	(66,275)
EUR	925,000	Barclays Bank PLC	10/18/13	1,232,299	(19,137)
JPY	150,734,380	Barclays Bank PLC	10/10/13	1,552,719	19,161

				4,232,181	(66,251)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
AUD	1,683,000	BNP Paribas SA	10/17/13	$1,513,232	$(55,292)
EUR	333,461	BNP Paribas SA	10/03/13	441,895	(9,228)
JPY	184,865,856	BNP Paribas SA	10/11/13	1,913,646	32,827
JPY	141,243,319	BNP Paribas SA	11/06/13	1,424,441	(12,773)
JPY	60,000,000	BNP Paribas SA	12/20/13	598,802	(11,921)

				5,892,016	(56,387)

BRL	209,199	Brown Brothers Harriman & Co.	10/02/13	93,476	(915)

AUD	1,480,000	Credit Suisse Securities LLC	10/03/13	1,334,960	(45,642)
AUD	1,639,000	Credit Suisse Securities LLC	10/10/13	1,465,168	(63,052)
EUR	722,000	Credit Suisse Securities LLC	10/31/13	957,646	(19,182)
JPY	153,154,365	Credit Suisse Securities LLC	10/17/13	1,569,205	10,965
JPY	141,717,000	Credit Suisse Securities LLC	11/06/13	1,427,448	(14,586)
JPY	128,456,350	Credit Suisse Securities LLC	11/07/13	1,298,195	(8,913)
JPY	140,000,000	Credit Suisse Securities LLC	11/12/13	1,418,440	(6,170)
MXN	8,400,000	Credit Suisse Securities LLC	11/21/13	640,351	1,269
MXN	7,105,300	Credit Suisse Securities LLC	12/26/13	555,318	16,185

				10,666,731	(129,126)

BRL	3,823,566	Deutsche Bank AG	10/25/13	1,583,255	(132,559)
EUR	481,000	Deutsche Bank AG	10/31/13	637,936	(12,832)
EUR	723,000	Deutsche Bank AG	11/01/13	961,778	(16,405)
GBP	1,635,300	Deutsche Bank AG	10/11/13	2,534,960	(112,241)
JPY	211,200,431	Deutsche Bank AG	10/11/13	2,152,910	4,163
JPY	180,000,000	Deutsche Bank AG	02/10/14	1,827,411	(5,541)
MXN	24,467,000	Deutsche Bank AG	10/03/13	1,948,242	79,191

				11,646,492	(196,224)

EUR	463,000	Goldman Sachs & Co.	10/10/13	616,332	(10,050)
JPY	138,423,990	Goldman Sachs & Co.	11/07/13	1,402,756	(5,778)

				2,019,088	(15,828)

GBP	641,200	JP Morgan Chase Bank	10/10/13	1,004,889	(33,085)
JPY	145,358,640	JP Morgan Chase Bank	10/03/13	1,483,251	4,443
JPY	199,231,542	JP Morgan Chase Bank	10/25/13	2,001,724	(25,410)

				4,489,864	(54,052)

AUD	1,778,000	Morgan Stanley & Co.	10/04/13	1,586,981	(71,497)
AUD	1,298,000	Morgan Stanley & Co.	10/11/13	1,161,645	(48,543)
AUD	1,648,000	Morgan Stanley & Co.	10/24/13	1,471,862	(63,337)
BRL	1,480,622	Morgan Stanley & Co.	10/18/13	620,000	(45,527)
EUR	1,155,000	Morgan Stanley & Co.	10/24/13	1,546,268	(16,359)
JPY	152,461,386	Morgan Stanley & Co.	10/03/13	1,555,411	4,343
JPY	286,789,444	Morgan Stanley & Co.	11/01/13	2,887,559	(30,570)
JPY	134,264,000	Morgan Stanley & Co.	11/06/13	1,353,481	(12,715)
MXN	8,433,000	Morgan Stanley & Co.	12/19/13	659,704	19,494

				12,842,911	(264,711)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
BRL	2,287,085	UBS AG	10/18/13		$939,000	$(89,026)
EUR	1,765,000	UBS AG	10/04/13		2,344,732	(43,061)
EUR	1,204,000	UBS AG	10/31/13		1,597,082	(31,866)
JPY	98,482,319	UBS AG	10/25/13		989,772	(12,262)
JPY	201,387,000	UBS AG	11/01/13		2,026,025	(23,119)
JPY	60,000,000	UBS AG	01/15/14		614,124	3,260
MXN	8,477,140	UBS AG	01/09/14		660,630	18,091
MXN	9,386,000	UBS AG	02/06/14		689,124	(20,755)

					9,860,489	(198,738)

					$64,710,071	$(980,615)

Cross Currency Forwards
EUR	1,134,000	Barclays Bank PLC	10/25/13	JPY	150,955,812	$(1,720)

Diversified International Fund
Contracts to Buy
CHF	771,232	Barclays Bank PLC	10/08/13		$812,636	$40,208
EUR	4,243,649	Barclays Bank PLC	10/08/13		5,501,365	239,742
GBP	2,665,385	Barclays Bank PLC	10/08/13		4,076,926	237,865
HKD	4,789,009	Barclays Bank PLC	10/08/13		617,866	(393)
JPY	362,242,439	Barclays Bank PLC	10/08/13		3,645,649	39,732

					14,654,442	557,154

EUR	673,925	BNP Paribas SA	10/08/13		896,080	15,654
JPY	37,063,318	BNP Paribas SA	10/08/13		370,337	6,738

					1,266,417	22,392

EUR	326,803	Credit Suisse Securities LLC	10/08/13		437,243	4,880
GBP	216,189	Credit Suisse Securities LLC	10/08/13		329,339	20,633
JPY	42,391,369	Credit Suisse Securities LLC	10/08/13		435,957	(4,676)

					1,202,539	20,837

AUD	576,206	Goldman Sachs & Co.	10/08/13		524,471	12,860
EUR	479,419	Goldman Sachs & Co.	10/08/13		623,541	25,051
GBP	556,480	Goldman Sachs & Co.	10/08/13		872,866	27,977

					2,020,878	65,888

EUR	398,697	Merrill Lynch International	10/08/13		525,261	14,125
GBP	531,943	Merrill Lynch International	10/08/13		810,720	50,403
JPY	159,332,615	Merrill Lynch International	10/08/13		1,608,429	12,589

					2,944,410	77,117

EUR	926,067	Morgan Stanley & Co.	10/08/13		1,226,923	25,926
GBP	471,673	Morgan Stanley & Co.	10/08/13		714,912	48,643
JPY	82,919,139	Morgan Stanley & Co.	10/08/13		843,231	372

					2,785,066	74,941

SGD	3,594,761	Royal Bank of Canada	10/08/13		2,819,219	46,185

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
GBP	354,622	Societe General	10/08/13	$549,537	$24,534

AUD	538,014	State Street Bank and Trust Co.	10/08/13	476,341	25,374
HKD	3,261,697	State Street Bank and Trust Co.	10/08/13	420,538	10
JPY	91,444,742	State Street Bank and Trust Co.	10/08/13	918,700	11,640

				1,815,579	37,024

EUR	821,222	Toronto Dominion Bank	10/08/13	1,089,718	21,288

EUR	362,768	UBS AG	10/08/13	480,276	10,502

AUD	9,484,599	Westpac Banking Corp.	10/08/13	8,633,337	211,358
CHF	475,133	Westpac Banking Corp.	10/08/13	499,957	25,454
EUR	889,249	Westpac Banking Corp.	10/08/13	1,173,516	29,522
GBP	1,977,352	Westpac Banking Corp.	10/08/13	2,960,772	240,214
JPY	46,998,395	Westpac Banking Corp.	10/08/13	468,710	9,442
NOK	3,938,686	Westpac Banking Corp.	10/08/13	638,167	16,688
SEK	18,640,868	Westpac Banking Corp.	10/08/13	2,767,494	132,635

				17,141,953	665,313

				$48,770,034	$1,623,175

Contracts to Deliver
GBP	519,781	Barclays Bank PLC	10/08/13	$792,907	$(48,527)

JPY	37,799,413	BNP Paribas SA	10/08/13	379,535	(5,029)
GBP	311,686	BNP Paribas SA	10/08/13	479,085	(25,480)

				858,620	(30,509)

AUD	1,455,622	Citibank N.A.	10/08/13	1,318,267	(39,148)
SEK	1,986,020	Citibank N.A.	10/08/13	306,691	(2,292)
EUR	4,809,392	Citibank N.A.	10/08/13	6,214,275	(292,210)
GBP	3,202,098	Citibank N.A.	10/08/13	4,805,477	(378,157)
HKD	3,467,945	Citibank N.A.	10/08/13	447,234	93
JPY	33,679,975	Citibank N.A.	10/08/13	338,999	(3,654)

				13,430,943	(715,368)

GBP	287,381	Credit Suisse Securities LLC	10/08/13	440,751	(24,468)
EUR	1,292,403	Credit Suisse Securities LLC	10/08/13	1,717,755	(30,699)

				2,158,506	(55,167)

AUD	471,154	Goldman Sachs & Co.	10/08/13	422,637	(16,729)
CHF	484,836	Goldman Sachs & Co.	10/08/13	524,439	(11,702)

				947,076	(28,431)

JPY	70,754,951	Merrill Lynch International	10/08/13	716,288	(3,559)
EUR	221,772	Merrill Lynch International	10/08/13	293,678	(6,350)
HKD	3,127,250	Merrill Lynch International	10/08/13	403,343	130

				1,413,309	(9,779)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)
GBP	191,981	Royal Bank of Canada	10/08/13		$290,009	$(20,775)

EUR	1,384,663	Societe General	10/08/13		1,838,461	(34,809)
CHF	311,719	Societe General	10/08/13		337,102	(7,603)

					2,175,563	(42,412)

EUR	276,751	State Street Bank and Trust Co.	10/08/13		360,767	(13,641)
HKD	16,270,938	State Street Bank and Trust Co.	10/08/13		2,098,829	929
JPY	1,068,509,313	State Street Bank and Trust Co.	10/08/13		10,677,896	(192,903)

					13,137,492	(205,615)

CAD	525,611	UBS AG	10/08/13		497,484	(12,706)
CHF	3,025,099	UBS AG	10/08/13		3,155,680	(189,534)
EUR	5,438,537	UBS AG	10/08/13		7,005,597	(352,039)

					10,658,761	(554,279)

SGD	715,220	Westpac Banking Corp.	10/08/13		562,223	(7,883)
EUR	555,081	Westpac Banking Corp.	10/08/13		729,430	(21,522)

					1,291,653	(29,405)

					$47,154,839	$(1,740,267)

Cross Currency Forwards
GBP	236,500	Credit Suisse Securities LLC	10/08/13	JPY	37,667,710	$(372)
JPY	71,016,946	Credit Suisse Securities LLC	10/08/13	GBP	474,464	(45,562)

						(45,934)

EUR	356,824	Royal Bank of Scotland PLC	10/08/13	CHF	439,072	(2,797)

EUR	302,666	State Street Bank and Trust Co.	10/08/13	JPY	39,364,739	8,979
GBP	347,963	State Street Bank and Trust Co.	10/08/13	HKD	4,072,724	38,173
GBP	335,661	State Street Bank and Trust Co.	10/08/13	JPY	49,945,348	35,242

						82,394

EUR	535,247	Westpac Banking Corp.	10/08/13	SEK	4,609,381	6,996
JPY	54,038,008	Westpac Banking Corp.	10/08/13	SEK	3,614,099	(12,506)
EUR	279,136	Westpac Banking Corp.	10/08/13	JPY	37,208,993	(922)

						(6,432)

						$27,231

MSCI EAFE International Index Fund
Contracts to Buy
CHF	102,130	Citibank N.A.	12/18/13		$110,000	$3,006

EUR	203,457	Morgan Stanley & Co.	12/18/13		272,000	3,302
GBP	86,633	Morgan Stanley & Co.	12/18/13		138,000	2,172
JPY	8,883,450	Morgan Stanley & Co.	12/18/13		90,000	420

					500,000	5,894

					$610,000	$8,900

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund
Contracts to Buy
EUR	229,572	Australia and New Zealand Banking Group	10/08/13	$304,666	$5,916

EUR	525,656	Barclays Bank PLC	10/08/13	684,570	26,575
GBP	217,384	Barclays Bank PLC	10/08/13	346,223	5,684
JPY	48,504,891	Barclays Bank PLC	10/08/13	494,349	(870)

				1,525,142	31,389

EUR	805,796	BNP Paribas SA	10/08/13	1,061,855	28,282

AUD	273,533	Credit Suisse Securities LLC	10/08/13	247,383	7,695
GBP	452,921	Credit Suisse Securities LLC	10/08/13	690,443	42,757
HKD	3,090,029	Credit Suisse Securities LLC	10/08/13	398,420	(6)

				1,336,246	50,446

EUR	665,083	Goldman Sachs & Co.	10/08/13	880,828	18,943
GBP	1,204,337	Goldman Sachs & Co.	10/08/13	1,858,994	90,616

				2,739,822	109,559

GBP	206,675	Merrill Lynch International	10/08/13	326,887	7,684
JPY	142,964,350	Merrill Lynch International	10/08/13	1,443,582	10,909

				1,770,469	18,593

JPY	70,049,041	Morgan Stanley & Co.	10/08/13	712,351	314

SGD	2,978,566	Royal Bank of Canada	10/08/13	2,335,963	38,268

EUR	343,987	Societe General	10/08/13	455,437	9,933
GBP	335,936	Societe General	10/08/13	520,580	23,241

				976,017	33,174

AUD	840,000	State Street Bank and Trust Co.	12/18/13	760,309	19,425
CHF	555,024	State Street Bank and Trust Co.	10/08/13	595,404	18,352
GBP	272,418	State Street Bank and Trust Co.	10/08/13	412,144	28,853
JPY	124,692,703	State Street Bank and Trust Co.	10/08/13	1,266,422	2,177

				3,034,279	68,807

CHF	249,387	Toronto Dominion Bank	10/08/13	264,024	11,753
EUR	735,916	Toronto Dominion Bank	10/08/13	976,522	19,077

				1,240,546	30,830

EUR	323,778	UBS AG	10/08/13	428,820	9,210

AUD	7,727,316	Westpac Banking Corp.	10/08/13	7,033,775	172,198
EUR	607,126	Westpac Banking Corp.	10/08/13	809,933	11,430
GBP	1,571,741	Westpac Banking Corp.	10/08/13	2,353,434	190,939
NOK	1,732,224	Westpac Banking Corp.	10/08/13	280,664	7,340
SEK	13,092,145	Westpac Banking Corp.	10/08/13	1,943,710	93,154

				12,421,516	475,061

				$29,887,692	$899,849

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver
GBP	322,898	Barclays Bank PLC	10/08/13	$492,569	$(30,146)

JPY	73,651,833	BNP Paribas SA	10/08/13	734,611	(14,708)
EUR	654,422	BNP Paribas SA	10/08/13	850,434	(34,914)
GBP	296,501	BNP Paribas SA	10/08/13	455,745	(24,238)

				2,040,790	(73,860)

GBP	293,114	Citibank N.A.	10/08/13	455,166	(19,334)
SEK	1,871,616	Citibank N.A.	10/08/13	289,024	(2,160)

				744,190	(21,494)

EUR	733,392	Credit Suisse Securities LLC	10/08/13	975,032	(17,152)
GBP	452,448	Credit Suisse Securities LLC	10/08/13	693,911	(38,522)

				1,668,943	(55,674)

GBP	289,669	Goldman Sachs & Co.	10/08/13	450,903	(18,020)
SEK	3,067,834	Goldman Sachs & Co.	10/08/13	469,855	(7,436)

				920,758	(25,456)

JPY	68,113,675	Merrill Lynch International	10/08/13	689,549	(3,426)
HKD	3,127,250	Merrill Lynch International	10/08/13	403,343	130

				1,092,892	(3,296)

JPY	50,843,507	Royal Bank of Scotland PLC	10/08/13	511,139	(6,133)

HKD	2,314,701	Societe General	10/08/13	298,416	(31)
EUR	1,277,363	Societe General	10/08/13	1,696,422	(31,685)
CHF	297,058	Societe General	10/08/13	321,247	(7,246)

				2,316,085	(38,962)

HKD	16,097,021	State Street Bank and Trust Co.	10/08/13	2,076,395	918
JPY	462,507,718	State Street Bank and Trust Co.	10/08/13	4,642,945	(62,515)
AUD	4,530,000	State Street Bank and Trust Co.	12/18/13	4,608,369	403,375
JPY	161,500,000	State Street Bank and Trust Co.	12/18/13	1,651,667	7,837
CHF	6,630,000	State Street Bank and Trust Co.	03/19/14	7,145,860	(196,786)
SEK	15,550,000	State Street Bank and Trust Co.	06/18/14	2,372,163	(32,831)

				22,497,399	119,998

GBP	353,625	Toronto Dominion Bank	10/08/13	554,169	(18,288)

CAD	427,266	UBS AG	10/08/13	404,400	(10,330)
CHF	2,639,179	UBS AG	10/08/13	2,753,103	(165,355)
EUR	4,613,718	UBS AG	10/08/13	5,943,115	(298,648)

				9,100,618	(474,333)

JPY	41,243,289	Westpac Banking Corp.	10/08/13	414,510	(5,092)

				42,354,062	(632,736)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards
EUR	280,480	BNP Paribas SA	10/08/13	CHF	346,890	$(4,145)

EUR	418,279	Citibank N.A.	10/08/13	JPY	54,455,450	11,858

AUD	435,899	Credit Suisse Securities LLC	10/08/13	JPY	39,242,592	7,244
GBP	273,616	Credit Suisse Securities LLC	10/08/13	EUR	323,799	4,878
JPY	47,009,133	Credit Suisse Securities LLC	10/08/13	GBP	314,068	(30,160)

						(18,038)

GBP	261,128	Goldman Sachs & Co.	10/08/13	CHF	379,910	2,609

GBP	277,257	Toronto Dominion Bank	10/08/13	EUR	317,966	18,663

JPY	40,538,262	UBS AG	10/08/13	EUR	311,775	(9,363)

EUR	429,181	Westpac Banking Corp.	10/08/13	JPY	57,210,119	(1,417)
HKD	3,101,975	Westpac Banking Corp.	10/08/13	EUR	304,739	(12,318)

						(13,735)

						$(12,151)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at September 30, 2013:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/19/13	231	$29,196,234	$427,801
U.S. Treasury Note 5 Year	12/31/13	54	6,536,531	110,441
90 Day Eurodollar	09/15/14	67	16,678,813	14,120
3 Month EURIBOR	03/18/15	19	3,808,556	(4,910)
90 Day Eurodollar	06/15/15	3,118	773,536,825	1,946,587
90 Day Eurodollar	09/14/15	276	68,337,600	(11,506)
90 Day Eurodollar	12/14/15	842	207,963,475	(647,728)
90 Day Eurodollar	03/14/16	167	41,138,362	(179,729)

				$1,655,076

Strategic Bond Fund
Futures Contracts — Long
U.S. Treasury Bond 30 Year	12/19/13	31	$4,134,625	$69,079
U.S. Treasury Ultra Long Bond	12/19/13	5	710,469	8,546
3 Month Euribor	06/15/15	21	7,055,944	6,700

				$84,325

Futures Contracts — Short
U.S. Treasury Note 10 Year	12/19/13	7	$(884,734)	$(5,288)
U.S. Treasury Note 2 Year	12/31/13	70	(15,418,594)	(42,368)
U.S. Treasury Note 5 Year	12/31/13	66	(7,989,094)	(102,699)
90 Day Eurodollar	12/15/14	28	(6,964,300)	(7,329)

				$(157,684)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund
Futures Contracts — Long
Nikkei 225 Index	12/12/13	20	$1,477,695	$(1,421)

Futures Contracts — Short
Nikkei 225 Index	12/12/13	5	$(369,678)	$3,928
S&P 500 E Mini Index	12/20/13	58	(2,849,830)	94,838
S&P 500 E Mini Index	12/20/13	43	(3,599,745)	38,526

				$137,292

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	12/20/13	469	$39,262,335	$(222,482)

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	12/20/13	28	$3,473,680	$23,630

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	12/20/13	27	$2,892,780	$40,310

MSCI EAFE International Index Fund
Futures Contracts — Long
Mini MSCI	12/20/13	13	$1,179,880	$13,393

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the

Notes to Portfolio of Investments (Unaudited) (Continued)

markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

Notes to Portfolio of Investments (Unaudited) (Continued)

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at September 30, 2013. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Sell Protection†
OTC Swaps
Barclays Bank PLC	USD	3,600,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	$38,496	$(17,371)	$21,125
Barclays Bank PLC	USD	17,100,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	4,359	(78,064)	(73,705)

						42,855	(95,435)	(52,580)

Credit Suisse Securities LLC	USD	6,100,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(31,093)	(8,878)	(39,971)

Goldman Sachs & Co.	USD	7,700,000	12/20/15	1.000%	United Mexican States (PIMCO Rating: BAA+)**	251,574	(207,341)	44,233
Goldman Sachs & Co.	USD	4,300,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	157,998	(132,766)	25,232
Goldman Sachs & Co.	USD	1,300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	13,937	(6,019)	7,918

						423,509	(346,126)	77,383

JP Morgan Chase Bank	USD	400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	130	2,306	2,436

UBS AG	USD	1,000,000	9/20/15	1.000%	United Mexican States (PIMCO Rating: BAA+)**	19,758	(14,146)	5,612
UBS AG	USD	5,400,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: BAA+)**	56,583	(23,694)	32,889

						76,341	(37,840)	38,501

Centrally Cleared Swaps
	USD	9,200,000	12/20/18	1.000%	CDX.NA.IG.21††	(7,009)	88,898	81,889

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	63,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	$142,267	$(43,106)	$99,161
Barclays Bank PLC	MXN	98,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	(194,755)	(51,278)	(246,033)

						(52,488)	(94,384)	(146,872)

Goldman Sachs & Co.	BRL	1,100,000	1/02/17	BRL CETIP Interbank	Fixed 9.095%	(22,675)	-	(22,675)

JP Morgan Chase Bank	MXN	7,000,000	6/05/23	MXN TIIE Mexican Banxico	Fixed 6.000%	(6,538)	(17,271)	(23,809)

UBS AG	BRL	7,000,000	1/02/17	BRL CETIP Interbank	Fixed 8.900%	(154,896)	898	(153,998)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (Continued)
Interest Rate Swaps (Continued)
Centrally Cleared Swaps
	USD	155,300,000	3/18/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	$ (324,716)	$1,225,068	$900,352
	USD	53,000,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(530,279)	(58,550)	(588,829)
	USD	107,800,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	11,159,469	7,784,194	18,943,663
	USD	67,000,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	(1,430,743)	3,983,700	2,552,957

						8,873,731	12,934,412	21,808,143

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund
Credit Default Swaps — Buy Protection
OTC Swaps
JP Morgan Chase Bank	USD	721,000	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	$(100)	$(39,294)	$(39,394)
JP Morgan Chase Bank	USD	721,000	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(27)	(39,367)	(39,394)
JP Morgan Chase Bank	USD	1,585,000	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(3,749)	(82,852)	(86,601)
JP Morgan Chase Bank	USD	1,419,000	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(16,088)	(61,443)	(77,531)
JP Morgan Chase Bank	USD	1,511,738	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(6,255)	(76,343)	(82,598)
JP Morgan Chase Bank	USD	710,174	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(8,620)	(30,183)	(38,803)

						(34,839)	(329,482)	(364,321)

Centrally Cleared Swaps
	USD	1,578,160	6/20/18	CDX.NA.HY.20.V1††	Fixed 5.000%	(50,464)	(35,763)	(86,227)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Deutsche Bank AG	GBP	1,803,750	2/28/16	Fixed 0.76%	6-Month British Pound Sterling-LIBOR-BBA	$15,911	$-	$15,911
Deutsche Bank AG	GBP	721,544	2/28/19	Fixed 1.395%	6-Month British Pound Sterling-LIBOR-BBA	(31,413)	-	(31,413)
Deutsche Bank AG	USD	10,673,868	9/27/16	3-Month USD-LIBOR-BBA	Fixed 1.010%	(37,809)	-	(37,809)

						(53,311)	-	(53,311)

Goldman Sachs & Co.	USD	14,083,000	9/28/16	3-Month USD-LIBOR-BBA	Fixed 0.998%	(51,972)	-	(51,972)

JP Morgan Chase Bank	USD	3,601,400	9/17/15	Fixed 0.500%	3-Month USD-LIBOR-BBA	(3,177)	-	(3,177)
JP Morgan Chase Bank	USD	1,459,400	9/17/18	3-Month USD-LIBOR-BBA	Fixed 1.188%	(23,839)	-	(23,839)

						(27,016)	-	(27,016)

Centrally Cleared Swaps
	USD	8,813,000	8/28/16	Fixed 1.298%	3-Month USD-LIBOR-BBA	(64,761)	106	(64,655)
	USD	8,808,000	8/28/16	Fixed 1.280%	3-Month USD-LIBOR-BBA	(61,656)	105	(61,551)
	USD	3,523,000	8/28/19	3-Month USD-LIBOR-BBA	Fixed 2.550%	69,199	48	69,247
	USD	3,523,000	8/28/19	3-Month USD-LIBOR-BBA	Fixed 2.540%	67,499	48	67,547

						10,281	307	10,588

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund (Continued)
OTC Swaps
Total Return Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	$1,343	$-	$1,343
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	6,836	-	6,836
BNP Paribas SA	JPY	110,000	3/31/17	Number of Baskets × Fixed Strike	Gross dividends on NIKKEI 225 Index × notional amount	10,184	-	10,184
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index × notional amount	15,779	-	15,779

						34,142	-	34,142

Citibank N.A.	KRW	5,000,000	12/12/13	Notional amount at expiration date × Strike Price	Gross dividends on KOSPI2 Index × notional amount	(4,426)	-	(4,426)
Citibank N.A.	KRW	5,000,000	12/12/13	Notional amount at expiration date × Strike Price	Gross dividends on KOSPI2 Index × notional amount	(12,017)	-	(12,017)

						(16,443)	-	(16,443)

BRL	Brazilian Real
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $1,171,310, $535,998, $601,998, $298,221 and $308,999 in securities, respectively, at September 30, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
††	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a

Notes to Portfolio of Investments (Unaudited) (Continued)

security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Notes to Portfolio of Investments (Unaudited) (Continued)

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at September 30, 2013. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
Goldman Sachs & Co.	7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40	$16,084	$3,847
Barclays Bank PLC	7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40	15,079	3,847
Goldman Sachs & Co.	7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40	16,084	22,273
Barclays Bank PLC	7,800,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40	17,089	22,273
Royal Bank of Scotland PLC	2,200,000	1/27/14	Interest Rate Swaption USD 10 Year Call, Strike 2.50	13,200	10,858
Royal Bank of Scotland PLC	2,200,000	1/27/14	Interest Rate Swaption USD 10 Year Put, Strike 3.50	17,490	9,302
Goldman Sachs & Co.	61,500,000	1/27/14	Interest Rate Swaption USD 5 Year Call, Strike 1.40	103,124	158,132
Goldman Sachs & Co.	27,100,000	10/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.90	90,333	7,650
Goldman Sachs & Co.	40,400,000	10/28/13	Interest Rate Swaption USD 5 Year Put, Strike 1.50	111,230	286,533
Goldman Sachs & Co.	61,500,000	1/27/14	Interest Rate Swaption USD 5 Year Put, Strike 2.00	406,270	324,668

				$805,983	$849,383

Strategic Bond Fund
	42	12/16/13	Eurodollar Futures Put, Strike 99.38	$3,539	$525
	18	10/25/13	U.S. Treasury Note 30 Year Call, Strike 138.00	2,754	2,754

				$6,293	$3,279

BlackRock Global Allocation Fund
	14	2/22/14	Ace Ltd. Call, Strike 92.50	$3,460	$6,483
Deutsche Bank AG	5,689	2/21/14	Apple, Inc. Call, Strike 480.00	111,770	177,408

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
	97	10/19/13	Carnival Corp. Call, Strike 38.00	$9,665	$485
	70	3/22/14	Dresser-Rand Group, Inc. Put, Strike 60.00	39,583	25,200
Goldman Sachs & Co.	40	10/16/13	Ibovespa Index Call, Strike 50,815.70	21,627	35,579
	28,100,000	12/10/13	Interest Rate Swaption USD 5 Year Put, Strike 2.45	37,233	11,819
	69	1/18/14	Marathon Petroleum Corp. Call, Strike 77.50	32,910	5,175
	104	4/19/14	Marathon Petroleum Corp. Put, Strike 62.50	61,139	58,240
	52	4/19/14	Marathon Petroleum Corp. Put, Strike 65.00	35,565	35,880
Bank of America N.A.	1,929	10/18/13	MSCI Emerging Markets Index Put, Strike 809.20	29,437	1,057
Bank of America N.A.	1,929	10/18/13	MSCI Emerging Markets Index Call, Strike 1,035.78	10,706	7,350
Goldman Sachs & Co.	2,538	11/15/13	MSCI Emerging Markets Index Call, Strike 1,021.78	20,839	42,090
Goldman Sachs & Co.	2,538	11/15/13	MSCI Emerging Markets Index Put, Strike 798.26	46,540	8,784
JP Morgan Chase Bank	2,093	12/20/13	MSCI Emerging Markets Index Call, Strike 1,071.98	23,135	23,700
JP Morgan Chase Bank	2,093	12/20/13	MSCI Emerging Markets Index Put, Strike 833.76	47,466	16,687
Citibank N.A.	37,815	10/11/13	Nikkei 225 Index, Put, Strike 11,772.67	45,572	1,641
Citibank N.A.	37,815	10/11/13	Nikkei 225 Index, Call, Strike 14,208.40	108,101	163,650
JP Morgan Chase Bank	21,944	10/11/13	Nikkei 225 Index, Put, Strike 12,773.92	43,441	2,640
JP Morgan Chase Bank	21,944	10/11/13	Nikkei 225 Index, Call, Strike 14,717.78	50,266	34,732
BNP Paribas SA	19,028	10/11/13	Nikkei 225 Index, Put, Strike 12,500.00	21,328	968
BNP Paribas SA	19,028	10/11/13	Nikkei 225 Index, Call, Strike 14,500.00	32,189	49,363
	138	5/17/14	Phillips 66 Put, Strike 57.50	79,982	81,420
	140	1/18/14	Pultegroup, Inc. Put, Strike 15.00	9,516	13,720
	140	1/18/14	Pultegroup, Inc. Call, Strike 19.00	15,394	9,100
Credit Suisse Securities	4,165	10/31/13	S&P 500 Index Put, Strike 1,565.00	29,696	18,160
Credit Suisse Securities	4,146	11/15/13	S&P 500 Index Call, Strike 1,765.00	27,778	15,340
Credit Suisse Securities	4,146	11/15/13	S&P 500 Index Put, Strike 1,580.00	41,792	43,948
Credit Suisse Securities	2,184	11/15/13	S&P 500 Index Put, Strike 1,570.00	13,759	21,949
Citibank N.A.	596	12/20/13	S&P 500 Index Put, Strike 1,149.60	52,314	266
	35	11/16/13	SM Energy Co. Call, Strike 70.00	14,546	27,650
Citibank N.A.	193,038	12/13/13	Topix Index Put, Strike 1,078.91	74,436	17,780
Goldman Sachs & Co.	152,782	12/13/13	Topix Index Put, Strike 1,089.26	81,566	24,092
BNP Paribas SA	194,810	3/14/14	Topix Index Put, Strike 1,112.48	92,145	71,267
	15	1/18/14	Travelers Cos., Inc. Call, Strike 82.50	4,529	6,600
	52	12/21/13	Whiting Petroleum Corp. Call, Strike 52.50	18,370	44,720
	38	1/18/14	Williams Sonoma, Inc., Call, Strike 52.50	7,137	19,000
	27	1/18/14	Williams Sonoma, Inc., Call, Strike 55.00	5,723	9,450
	41	4/19/14	Xl Group PLC Call, Strike 32.00	4,800	5,290

				$1,405,455	$1,138,683

EUR	Euro
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited) (Continued)

Transactions in written option contracts during the period ended September 30, 2013, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2012	69,200,000	$526,218
Options written	604,500,452	2,271,234
Options terminated in closing purchase transactions	(21,200,000)	(110,340)
Options expired	(352,400,226)	(1,881,093)
Options exercised	(74,000,226)	(36)

Options outstanding at September 30, 2013	226,100,000	$805,983

Strategic Bond Fund
Options outstanding at December 31, 2012	17	$1,007
Options written	1,740,638	229,962
Options terminated in closing purchase transactions	(409)	(154,528)
Options expired	(1,740,186)	(70,148)

Options outstanding at September 30, 2013	60	$6,293

BlackRock Global Allocation Fund
Options outstanding at December 31, 2012	222,549,128	$1,630,144
Options written	74,717,041	3,318,873
Options terminated in closing purchase transactions	(45,696,728)	(2,433,597)
Options expired	(222,732,785)	(794,717)
Options exercised	(3,334)	(315,248)

Options outstanding at September 30, 2013	28,833,322	$1,405,455

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2013, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Treasury Rolls

Each Fund may enter into Treasury rolls with banks and broker-dealers to enhance return. In a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any

Notes to Portfolio of Investments (Unaudited) (Continued)

interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction. Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended September 30, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$5,903,486
Weighted average interest rate	0.02%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income, dividend expense, and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, RetireSMART 2050, and RetireSMART 2055 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,268,077,390	$55,748,485	$(31,002,101)	$24,746,384
Strategic Bond Fund	181,294,145	5,152,023	(4,321,141)	830,882
BlackRock Global Allocation Fund	572,568,410	91,579,387	(21,670,417)	69,908,970
Diversified Value Fund	282,762,702	84,978,261	(1,456,058)	83,522,203
Fundamental Value Fund	970,142,924	388,668,837	(13,977,019)	374,691,818
Large Cap Value Fund	425,863,274	65,065,047	(5,642,400)	59,422,647
S&P 500 Index Fund	1,871,064,627	958,988,317	(89,108,194)	869,880,123
Focused Value Fund	587,950,635	258,533,044	(1,467,655)	257,065,389
Fundamental Growth Fund	97,750,813	21,339,308	(1,262,993)	20,076,315
Blue Chip Growth Fund	701,367,483	312,170,489	(3,479,341)	308,691,148
Growth Opportunities Fund	520,535,090	251,181,721	(2,343,302)	248,838,419
Mid-Cap Value Fund	129,114,533	22,168,751	(1,979,107)	20,189,644
Small Cap Value Equity Fund	104,189,628	39,663,240	(872,365)	38,790,875
Small Company Value Fund	380,780,721	133,405,095	(13,108,217)	120,296,878
S&P Mid Cap Index Fund	130,667,753	27,941,475	(1,721,910)	26,219,565
Russell 2000 Small Cap Index Fund	96,722,758	21,359,335	(2,501,525)	18,857,810
Mid Cap Growth Equity II Fund	1,275,358,544	556,562,842	(15,900,692)	540,662,150
Small Cap Growth Equity Fund	807,133,588	212,902,088	(10,424,296)	202,477,792
Small Company Growth Fund	60,050,172	2,713,291	(778,746)	1,934,545
Diversified International Fund	138,732,905	25,490,501	(1,767,226)	23,723,275
MSCI EAFE International Index Fund	179,838,858	36,148,817	(1,483,365)	34,665,452
Overseas Fund	528,492,880	129,308,022	(10,512,876)	118,795,146
RetireSMART Conservative Fund	197,967,562	9,757,896	(3,858,253)	5,899,643
RetireSMART Moderate Fund	369,358,099	40,571,172	(5,706,860)	34,864,312
RetireSMART Moderate Growth Fund	276,387,642	45,104,349	(3,890,420)	41,213,929
RetireSMART Growth Fund	80,593,606	13,917,502	(973,024)	12,944,478
RetireSMART In Retirement Fund	79,987,786	4,871,091	(1,655,014)	3,216,077
RetireSMART 2010 Fund	96,490,839	8,083,603	(1,807,450)	6,276,153
RetireSMART 2015 Fund	15,940,721	760,724	(156,940)	603,784
RetireSMART 2020 Fund	386,771,665	51,535,565	(6,167,468)	45,368,097
RetireSMART 2025 Fund	16,876,741	919,635	(70,533)	849,102
RetireSMART 2030 Fund	335,527,964	53,869,464	(4,708,802)	49,160,662
RetireSMART 2035 Fund	13,776,230	1,077,382	(74,589)	1,002,793
RetireSMART 2040 Fund	217,565,687	34,900,817	(2,715,786)	32,185,031
RetireSMART 2045 Fund	7,070,465	691,845	(38,751)	653,094
RetireSMART 2050 Fund	61,267,054	8,344,805	(333,780)	8,011,025
RetireSMART 2055 Fund	1,000,933	5,583	(3,699)	1,884

Notes to Portfolio of Investments (Unaudited) (Continued)

4. Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended September 30, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	5,643,795	749,591	1,658,321	4,735,065	$53,364,182	$-	$-	$(126,084)
MassMutual Premier Disciplined Growth Fund, Class S	796,457	98,244	362,737	531,964	7,053,848	-	-	1,082,590
MassMutual Premier Disciplined Value Fund, Class S	775,096	77,673	350,550	502,219	6,810,086	-	-	1,054,583
MassMutual Premier Focused International Fund, Class Z	89,486	20,200	54,969	54,717	683,418	-	-	43,165
MassMutual Premier High Yield Fund, Class Z	653,388	83,230	311,557	425,061	4,280,368	-	-	328,475
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,533,585	224,019	566,055	1,191,549	13,107,040	-	-	61,779
MassMutual Premier International Bond Fund, Class S	1,070,888	50,198	350,709	770,377	7,480,360	-	-	(340,345)
MassMutual Premier International Equity Fund, Class S	186,673	27,390	114,010	100,053	1,592,841	-	-	87,547
MassMutual Premier Money Market Fund, Class S	1,069,861	3,714,274	803,458	3,980,677	3,980,677	84	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,776,335	987,383	1,142,417	3,621,301	38,313,369	-	-	(297,908)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	335,971	38,693	98,465	276,199	3,226,009	-	-	(410,297)
MassMutual Select Blue Chip Growth Fund, Class S	126,969	12,739	62,088	77,620	1,242,700	394	-	188,487
MassMutual Select Diversified International Fund, Class S	401,189	36,469	219,610	218,048	1,624,459	2,722	-	74,871
MassMutual Select Diversified Value Fund, Class S	158,602	16,422	71,590	103,434	1,279,479	50	-	195,363
MassMutual Select Focused Value Fund, Class Z	289,335	24,251	136,837	176,749	4,164,215	-	63,680	665,130
MassMutual Select Fundamental Growth Fund, Class S	244,515	25,747	115,003	155,259	1,234,312	21	-	142,629
MassMutual Select Fundamental Value Fund, Class Z	163,012	17,277	74,170	106,119	1,461,264	-	-	272,054
MassMutual Select Growth Opportunities Fund, Class Z	156,589	15,499	74,590	97,498	1,078,330	661	7,688	117,640
MassMutual Select Large Cap Value Fund, Class S	147,508	16,256	66,270	97,494	915,464	200	745	(112,369)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	140,627	19,062	82,429	77,260	1,457,130	-	8,726	141,820
MassMutual Select Mid-Cap Value Fund, Class Z	282,145	63,615	216,215	129,545	1,773,473	613	-	396,405
MassMutual Select Overseas Fund, Class Z	882,172	94,622	428,863	547,931	4,701,244	115,408	-	305,814
MassMutual Select PIMCO Total Return Fund, Class Z	1,281,906	139,921	371,273	1,050,554	10,915,258	-	16,541	79,343
MassMutual Select Small Cap Growth Equity Fund, Class Z	78,309	7,417	40,516	45,210	918,208	-	5,782	118,868
MassMutual Select Small Cap Value Equity Fund, Class S	153,764	10,859	73,204	91,419	1,239,638	-	-	294,848

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MassMutual Select Small Company Growth Fund, Class S	77,061	9,277	42,107	44,231	$611,277	$-	$-	$120,345
MassMutual Select Small Company Value Fund, Class Z	33,957	7,937	23,565	18,329	307,375	40	4,299	59,711
MassMutual Select Strategic Bond Fund, Class S	1,125,921	114,379	379,866	860,434	8,724,803	-	-	110,577
MM MSCI EAFE International Index Fund, Class Z	391,572	160,347	189,860	362,059	4,920,380	3,025	7,108	328,852
MM Russell 2000 Small Cap Index Fund, Class Z	173,997	30,593	81,967	122,623	1,704,466	336	7,609	135,183
MM S&P Mid Cap Index Fund, Class Z	175,245	97,966	113,645	159,566	2,165,304	142	2,103	267,588
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	1,621,662	580,261	1,041,401	3,155,446	-	-	(86,277)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,504,579	171,373	1,675,952	-	-	-	-	(485,834)
Oppenheimer Developing Markets Fund, Class I*	-	108,187	35,033	73,154	2,677,451	-	-	11,375
Oppenheimer Developing Markets Fund, Class Y*	64,548	6,413	70,961	-	-	-	-	789,683
Oppenheimer Global Real Estate Fund, Class I*	-	118,216	19,922	98,294	981,960	8,225	-	(13,519)
Oppenheimer International Bond Fund, Class I*	-	504,335	99,355	404,980	2,462,277	30,141	-	(40,218)
Oppenheimer Real Estate Fund, Class I*	-	154,896	57,437	97,459	2,259,094	35,618	-	(56,744)
Oppenheimer Real Estate Fund, Class Y*	166,004	1,527	167,531	-	-	9,542	-	256,076

					$203,867,205	$207,222	$124,281	$5,761,206

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	6,760,846	1,180,172	2,098,955	5,842,063	$65,840,052	$-	$-	$(231,826)
MassMutual Premier Disciplined Growth Fund, Class S	2,583,457	198,848	971,952	1,810,353	24,005,276	-	-	3,123,485
MassMutual Premier Disciplined Value Fund, Class S	2,515,149	140,459	946,607	1,709,001	23,174,052	-	-	3,109,255
MassMutual Premier Focused International Fund, Class Z	366,860	42,892	179,837	229,915	2,871,644	-	-	84,298
MassMutual Premier High Yield Fund, Class Z	1,293,402	260,059	654,931	898,530	9,048,194	-	-	717,890
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,710,939	531,506	851,369	1,391,076	15,301,835	-	-	59,794
MassMutual Premier International Bond Fund, Class S	1,422,424	32,465	520,348	934,541	9,074,388	-	-	(413,224)
MassMutual Premier International Equity Fund, Class S	765,900	46,075	391,589	420,386	6,692,540	-	-	(47,793)
MassMutual Premier Money Market Fund, Class S	310,902	1,551,158	524,560	1,337,500	1,337,500	59	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,174,746	1,719,239	1,287,053	3,606,932	38,161,336	-	-	(329,951)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	974,626	87,029	296,354	765,301	8,938,715	-	-	(1,256,778)
MassMutual Select Blue Chip Growth Fund, Class S	664,012	62,992	292,889	434,115	6,950,186	2,132	-	1,305,990
MassMutual Select Diversified International Fund, Class S	1,647,934	89,990	821,780	916,144	6,825,270	11,154	-	252,238

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Select Diversified Value Fund, Class S	828,923	60,925	321,336	568,512	$7,032,489	$271	$-	$1,002,536
MassMutual Select Focused Value Fund, Class Z	702,405	76,581	325,487	453,499	10,684,436	-	159,490	1,793,972
MassMutual Select Fundamental Growth Fund, Class S	1,278,767	112,076	522,549	868,294	6,902,940	115	-	739,532
MassMutual Select Fundamental Value Fund, Class Z	852,424	67,043	336,216	583,251	8,031,361	-	-	1,006,100
MassMutual Select Growth Opportunities Fund, Class Z	818,530	70,333	343,589	545,274	6,030,736	3,577	41,610	589,907
MassMutual Select Large Cap Value Fund, Class S	771,308	63,730	299,189	535,849	5,031,621	1,084	4,033	(424,569)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	604,535	36,999	284,553	356,981	6,732,653	-	39,299	350,050
MassMutual Select Mid-Cap Value Fund, Class Z	1,225,032	65,568	692,026	598,574	8,194,483	2,758	-	1,338,931
MassMutual Select Overseas Fund, Class Z	3,568,619	272,447	1,538,816	2,302,250	19,753,306	473,345	-	1,263,410
MassMutual Select PIMCO Total Return Fund, Class Z	1,504,454	253,322	461,306	1,296,470	13,470,327	-	19,927	14,690
MassMutual Select Small Cap Growth Equity Fund, Class Z	340,306	31,005	175,951	195,360	3,967,761	-	24,382	572,461
MassMutual Select Small Cap Value Equity Fund, Class S	676,357	32,319	313,626	395,050	5,356,878	-	-	1,040,020
MassMutual Select Small Company Growth Fund, Class S	333,712	24,147	166,724	191,135	2,641,491	-	-	459,112
MassMutual Select Small Company Value Fund, Class Z	148,406	44,305	113,513	79,198	1,328,157	168	18,129	216,666
MassMutual Select Strategic Bond Fund, Class S	1,348,762	155,468	442,394	1,061,836	10,767,014	-	-	119,816
MM MSCI EAFE International Index Fund, Class Z	1,656,999	391,701	527,476	1,521,224	20,673,429	12,437	29,220	987,588
MM Russell 2000 Small Cap Index Fund, Class Z	761,554	85,132	316,816	529,870	7,365,193	1,418	32,123	611,559
MM S&P Mid Cap Index Fund, Class Z	797,682	239,773	300,220	737,235	10,004,280	642	9,536	719,462
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,485,225	1,601,395	2,883,830	8,738,004	-	-	(277,627)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,330,812	218,991	4,549,803	-	-	-	-	(1,773,021)
Oppenheimer Developing Markets Fund, Class I*	-	335,920	102,692	233,228	8,536,145	-	-	34,945
Oppenheimer Developing Markets Fund, Class Y*	187,494	14,476	201,970	-	-	-	-	605,407
Oppenheimer Global Real Estate Fund, Class I*	-	401,374	102,653	298,721	2,984,227	25,350	-	(73,986)
Oppenheimer International Bond Fund, Class I*	-	976,446	169,592	806,854	4,905,671	47,885	-	(69,267)
Oppenheimer Real Estate Fund, Class I*	-	487,721	191,396	296,325	6,868,821	111,738	-	(253,084)
Oppenheimer Real Estate Fund, Class Y*	480,678	3,961	484,639	-	-	29,095	-	2,312,105

					$404,222,411	$723,228	$377,749	$19,280,093

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	1,334,931	399,585	420,674	1,313,842	$14,806,996	$-		$-	$(39,928)
MassMutual Premier Disciplined Growth Fund, Class S	2,265,878	158,952	763,816	1,661,014	22,025,040	-		-	2,388,544
MassMutual Premier Disciplined Value Fund, Class S	2,206,633	103,199	741,650	1,568,182	21,264,554	-		-	2,391,486
MassMutual Premier Focused International Fund, Class Z	407,077	41,996	179,455	269,618	3,367,533	-		-	51,809
MassMutual Premier High Yield Fund, Class Z	1,505,410	314,700	655,319	1,164,791	11,729,445	-		-	608,246
MassMutual Premier Inflation-Protected and Income Fund, Class Z	411,889	172,698	203,431	381,156	4,192,712	-		-	(5,107)
MassMutual Premier International Bond Fund, Class S	719,034	70,226	250,241	539,019	5,233,872	-		-	(171,385)
MassMutual Premier International Equity Fund, Class S	849,679	39,982	396,683	492,978	7,848,217	-		-	(90,379)
MassMutual Premier Money Market Fund, Class S	4,400	15,301	9,700	10,001	10,001	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	764,870	460,347	352,296	872,921	9,235,503	-		-	(81,695)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	981,635	43,683	292,891	732,427	8,554,742	-		-	(1,242,312)
MassMutual Select Blue Chip Growth Fund, Class S	889,078	58,169	328,496	618,751	9,906,197	3,053		-	1,425,860
MassMutual Select Diversified International Fund, Class S	1,826,841	44,872	797,471	1,074,242	8,003,105	13,205		-	72,371
MassMutual Select Diversified Value Fund, Class S	1,109,228	58,687	365,481	802,434	9,926,115	388		-	1,059,252
MassMutual Select Focused Value Fund, Class Z	500,996	70,690	231,767	339,919	8,008,503	-		120,664	1,254,710
MassMutual Select Fundamental Growth Fund, Class S	1,712,291	94,065	568,753	1,237,603	9,838,947	164		-	758,558
MassMutual Select Fundamental Value Fund, Class Z	1,141,567	63,158	381,490	823,235	11,335,950	-		-	1,106,934
MassMutual Select Growth Opportunities Fund, Class Z	1,096,096	65,229	384,251	777,074	8,594,434	5,122		59,588	629,560
MassMutual Select Large Cap Value Fund, Class S	1,034,048	55,563	333,261	756,350	7,102,122	1,551		5,775	(505,662)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	559,051	15,560	219,610	355,001	6,695,313	-		39,444	270,440
MassMutual Select Mid-Cap Value Fund, Class Z	1,139,874	25,736	570,339	595,271	8,149,258	2,768		-	1,124,509
MassMutual Select Overseas Fund, Class Z	3,912,737	190,542	1,403,371	2,699,908	23,165,211	560,278		-	1,090,218
MassMutual Select PIMCO Total Return Fund, Class Z	310,992	71,175	90,904	291,263	3,026,221	-		4,525	(640)
MassMutual Select Small Cap Growth Equity Fund, Class Z	416,719	23,683	189,787	250,615	5,089,992	-		31,576	563,136
MassMutual Select Small Cap Value Equity Fund, Class S	804,167	23,084	320,485	506,766	6,871,745	-		-	1,034,745
MassMutual Select Small Company Growth Fund, Class S	404,980	9,145	168,923	245,202	3,388,695	-		-	456,468
MassMutual Select Small Company Value Fund, Class Z	179,847	30,672	108,926	101,593	1,703,711	218		23,479	223,071
MassMutual Select Strategic Bond Fund, Class S	266,354	78,746	106,563	238,537	2,418,763	-		-	34,433
MM MSCI EAFE International Index Fund, Class Z	1,815,220	427,077	458,878	1,783,419	24,236,659	14,733		34,615	834,124

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MM Russell 2000 Small Cap Index Fund, Class Z	917,289	93,638	331,231	679,696	$9,447,770	$1,837	$41,601	$617,167
MM S&P Mid Cap Index Fund, Class Z	746,751	221,337	234,921	733,167	9,949,080	645	9,578	557,604
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,351,591	1,463,459	2,888,132	8,751,039	-	-	(258,563)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,332,541	285,681	4,618,222	-	-	-	-	(1,630,521)
Oppenheimer Developing Markets Fund, Class I*	-	359,436	82,740	276,696	10,127,067	-	-	12,389
Oppenheimer Developing Markets Fund, Class Y*	188,534	12,199	200,733	-	-	-	-	630,785
Oppenheimer Global Real Estate Fund, Class I*	-	389,875	74,908	314,967	3,146,520	27,511	-	(50,004)
Oppenheimer International Bond Fund, Class I*	-	613,557	85,283	528,274	3,211,905	30,472	-	(34,724)
Oppenheimer Real Estate Fund, Class I*	-	438,760	126,481	312,279	7,238,634	120,601	-	(199,446)
Oppenheimer Real Estate Fund, Class Y*	454,863	3,247	458,110	-	-	27,454	-	2,129,799

					$317,601,571	$810,000	$370,845	$17,015,852

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	50,214	43,186	26,119	67,281	$758,254	$-	$-	$(6,846)
MassMutual Premier Disciplined Growth Fund, Class S	414,343	93,315	74,829	432,829	5,739,314	-	-	220,811
MassMutual Premier Disciplined Value Fund, Class S	403,639	81,239	76,256	408,622	5,540,913	-	-	230,951
MassMutual Premier Focused International Fund, Class Z	95,798	24,581	29,423	90,956	1,136,037	-	-	5,205
MassMutual Premier High Yield Fund, Class Z	45,855	49,299	42,428	52,726	530,947	-	-	37,100
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,008	31,706	23,610	29,104	320,149	-	-	(10,994)
MassMutual Premier International Bond Fund, Class S	33,135	2,688	16,935	18,888	183,403	-	-	(5,120)
MassMutual Premier International Equity Fund, Class S	199,626	37,772	71,096	166,302	2,647,528	-	-	(22,708)
MassMutual Premier Short-Duration Bond Fund, Class Z	23,779	80,760	49,761	54,778	579,554	-	-	(5,424)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	242,862	44,062	29,947	256,977	3,001,490	-	-	(121,480)
MassMutual Select Blue Chip Growth Fund, Class S	262,882	53,386	55,732	260,536	4,171,179	1,263	-	231,999
MassMutual Select Diversified International Fund, Class S	428,456	69,528	135,597	362,387	2,699,783	4,391	-	9,453
MassMutual Select Diversified Value Fund, Class S	326,881	62,438	53,706	335,613	4,151,531	160	-	143,218
MassMutual Select Focused Value Fund, Class Z	112,349	27,736	30,598	109,487	2,579,503	-	38,326	146,940
MassMutual Select Fundamental Growth Fund, Class S	506,237	95,972	81,074	521,135	4,143,023	68	-	100,001
MassMutual Select Fundamental Value Fund, Class Z	337,576	65,807	59,074	344,309	4,741,135	-	-	155,105
MassMutual Select Growth Opportunities Fund, Class Z	324,030	63,557	60,400	327,187	3,618,688	2,119	24,648	92,676

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Select Large Cap Value Fund, Class S	307,264	58,085	49,014	316,335	$2,970,390	$642	$2,388	$(74,062)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	134,596	21,781	33,711	122,666	2,313,479	-	13,433	12,103
MassMutual Select Mid-Cap Value Fund, Class Z	274,773	40,664	109,747	205,690	2,815,899	943	-	207,510
MassMutual Select Overseas Fund, Class Z	918,135	178,335	185,671	910,799	7,814,658	186,285	-	122,977
MassMutual Select PIMCO Total Return Fund, Class Z	11,736	9,509	6,371	14,874	154,540	-	228	744
MassMutual Select Small Cap Growth Equity Fund, Class Z	102,634	18,774	32,152	89,256	1,812,788	-	11,086	45,687
MassMutual Select Small Cap Value Equity Fund, Class S	184,805	44,277	48,602	180,480	2,447,312	-	-	159,033
MassMutual Select Small Company Growth Fund, Class S	93,956	17,361	23,991	87,326	1,206,843	-	-	60,488
MassMutual Select Small Company Value Fund, Class Z	44,353	13,453	21,625	36,181	606,747	77	8,242	51,795
MassMutual Select Strategic Bond Fund, Class S	10,036	11,627	9,481	12,182	123,529	-	-	3,425
MM MSCI EAFE International Index Fund, Class Z	424,995	195,830	19,221	601,604	8,175,797	4,899	11,510	31,075
MM Russell 2000 Small Cap Index Fund, Class Z	223,862	63,511	45,309	242,064	3,364,686	645	14,604	53,165
MM S&P Mid Cap Index Fund, Class Z	180,091	91,927	18,686	253,332	3,437,718	220	3,263	32,344
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	1,055,249	151,878	903,371	2,737,214	-	-	(19,458)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	918,623	121,265	1,039,888	-	-	-	-	(340,842)
Oppenheimer Developing Markets Fund, Class I*	-	97,282	7,900	89,382	3,271,388	-	-	3,727
Oppenheimer Developing Markets Fund, Class Y*	46,892	5,592	52,484	-	-	-	-	153,872
Oppenheimer Global Real Estate Fund, Class I*	-	106,904	4,346	102,558	1,024,553	7,952	-	(3,690)
Oppenheimer International Bond Fund, Class I*	-	59,524	210	59,314	360,628	2,735	-	(101)
Oppenheimer Real Estate Fund, Class I*	-	119,594	17,891	101,703	2,357,484	33,917	-	(24,139)
Oppenheimer Real Estate Fund, Class Y*	101,851	8,514	110,365	-	-	7,008	-	475,841

					$93,538,084	$253,324	$127,728	$2,152,381

RetireSMART In Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,510,480	253,290	352,543	1,411,227	$15,904,525	$-	$-	$(22,711)
MassMutual Premier Disciplined Growth Fund, Class S	359,720	49,108	148,608	260,220	3,450,515	-	-	857,466
MassMutual Premier Disciplined Value Fund, Class S	350,114	39,396	143,918	245,592	3,330,227	-	-	774,964
MassMutual Premier Focused International Fund, Class Z	38,186	8,587	21,387	25,386	317,066	-	-	11,448
MassMutual Premier High Yield Fund, Class Z	205,242	36,000	98,909	142,333	1,433,298	-	-	102,907
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,073,227	176,846	335,715	914,358	10,057,939	-	-	52,047

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
MassMutual Premier International Bond Fund, Class S	368,091	14,455	103,716	278,830	$2,707,441	$-	$-	$(26,759)
MassMutual Premier International Equity Fund, Class S	79,719	8,332	41,636	46,415	738,919	-	-	40,289
MassMutual Premier Money Market Fund, Class S	450,062	1,483,179	163,891	1,769,350	1,769,350	56	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,405,960	355,897	334,128	1,427,729	15,105,373	-	-	(90,074)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	156,961	20,953	38,587	139,327	1,627,342	-	-	(163,685)
MassMutual Select Blue Chip Growth Fund, Class S	55,813	6,751	25,614	36,950	591,562	197	-	75,433
MassMutual Select Diversified International Fund, Class S	171,232	17,168	87,229	101,171	753,727	1,324	-	39,494
MassMutual Select Diversified Value Fund, Class S	69,590	7,900	28,185	49,305	609,907	25	-	74,268
MassMutual Select Focused Value Fund, Class Z	136,517	12,223	58,312	90,428	2,130,489	-	34,143	288,096
MassMutual Select Fundamental Growth Fund, Class S	107,486	13,530	47,127	73,889	587,420	11	-	56,978
MassMutual Select Fundamental Value Fund, Class Z	71,641	8,416	29,474	50,583	696,524	-	-	109,630
MassMutual Select Growth Opportunities Fund, Class Z	68,805	7,557	29,950	46,412	513,320	330	3,838	45,873
MassMutual Select Large Cap Value Fund, Class S	64,956	7,996	26,473	46,479	436,440	100	372	(49,804)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	55,998	6,653	28,880	33,771	636,913	-	3,992	56,803
MassMutual Select Mid-Cap Value Fund, Class Z	112,819	11,734	67,929	56,624	775,180	280	-	119,458
MassMutual Select Overseas Fund, Class Z	373,422	44,595	163,822	254,195	2,180,991	56,105	-	141,074
MassMutual Select PIMCO Total Return Fund, Class Z	342,162	47,276	78,859	310,579	3,226,920	-	5,136	(536)
MassMutual Select Small Cap Growth Equity Fund, Class Z	32,873	2,940	15,334	20,479	415,920	-	2,744	27,746
MassMutual Select Small Cap Value Equity Fund, Class S	64,172	4,912	27,674	41,410	561,518	-	-	84,532
MassMutual Select Small Company Growth Fund, Class S	32,059	4,018	16,045	20,032	276,841	-	-	43,790
MassMutual Select Small Company Value Fund, Class Z	14,312	2,881	8,894	8,299	139,176	19	2,039	24,250
MassMutual Select Strategic Bond Fund, Class S	301,352	37,132	84,109	254,375	2,579,365	-	-	100,947
MM MSCI EAFE International Index Fund, Class Z	168,187	65,014	65,202	167,999	2,283,109	1,471	3,457	115,639
MM Russell 2000 Small Cap Index Fund, Class Z	73,379	10,079	27,917	55,541	772,021	159	3,610	46,927
MM S&P Mid Cap Index Fund, Class Z	72,019	22,279	24,549	69,749	946,491	65	967	51,906
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	816,310	279,815	536,495	1,625,580	-	-	(32,527)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	706,422	109,161	815,583	-	-	-	-	(112,201)
Oppenheimer Developing Markets Fund, Class I*	-	51,702	13,842	37,860	1,385,687	-	-	8,446
Oppenheimer Developing Markets Fund, Class Y*	29,977	3,666	33,643	-	-	-	-	114,740

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
Oppenheimer Global Real Estate Fund, Class I*	-	55,020	4,984	50,036	$499,858	$4,056	$-	$(3,250)
Oppenheimer International Bond Fund, Class I*	-	177,051	14,699	162,352	987,100	11,832	-	(6,742)
Oppenheimer Real Estate Fund, Class I*	-	75,774	26,171	49,603	1,149,809	16,632	-	(21,872)
Oppenheimer Real Estate Fund, Class Y*	77,805	1,563	79,368	-	-	4,436	-	526,906

					$83,203,863	$97,098	$60,298	$3,461,896

RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,623,647	355,616	297,753	1,681,510	$18,950,614	$-	$-	$(29,098)
MassMutual Premier Disciplined Growth Fund, Class S	495,858	52,304	158,750	389,412	5,163,608	-	-	817,054
MassMutual Premier Disciplined Value Fund, Class S	482,805	41,405	156,614	367,596	4,984,600	-	-	751,555
MassMutual Premier Focused International Fund, Class Z	65,733	10,270	29,771	46,232	577,437	-	-	4,907
MassMutual Premier High Yield Fund, Class Z	273,166	46,127	101,784	217,509	2,190,311	-	-	103,520
MassMutual Premier Inflation-Protected and Income Fund, Class Z	970,021	169,424	257,843	881,602	9,697,621	-	-	30,757
MassMutual Premier International Bond Fund, Class S	361,546	21,909	93,405	290,050	2,816,388	-	-	(53,384)
MassMutual Premier International Equity Fund, Class S	137,351	14,284	67,105	84,530	1,345,714	-	-	57,946
MassMutual Premier Money Market Fund, Class S	136,776	735,955	68,900	803,831	803,831	31	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	972,616	459,139	202,712	1,229,043	13,003,279	-	-	(55,031)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	179,232	26,420	37,535	168,117	1,963,609	-	-	(158,608)
MassMutual Select Blue Chip Growth Fund, Class S	85,444	11,262	35,348	61,358	982,344	326	-	129,189
MassMutual Select Diversified International Fund, Class S	295,072	29,523	140,381	184,214	1,372,394	2,409	-	32,140
MassMutual Select Diversified Value Fund, Class S	106,373	13,238	38,098	81,513	1,008,319	41	-	104,566
MassMutual Select Focused Value Fund, Class Z	153,069	15,426	56,942	111,553	2,628,199	-	42,093	271,948
MassMutual Select Fundamental Growth Fund, Class S	164,530	20,196	62,002	122,724	975,659	18	-	76,972
MassMutual Select Fundamental Value Fund, Class Z	109,689	14,564	40,627	83,626	1,151,526	-	-	133,484
MassMutual Select Growth Opportunities Fund, Class Z	105,347	14,029	42,301	77,075	852,455	546	6,354	66,321
MassMutual Select Large Cap Value Fund, Class S	99,612	13,790	36,570	76,832	721,449	166	616	(74,140)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	114,082	12,972	52,481	74,573	1,406,440	-	8,809	86,750
MassMutual Select Mid-Cap Value Fund, Class Z	230,894	23,792	129,643	125,043	1,711,844	618	-	223,934
MassMutual Select Overseas Fund, Class Z	640,864	76,481	254,413	462,932	3,971,958	102,097	-	174,948
MassMutual Select PIMCO Total Return Fund, Class Z	370,078	72,341	71,390	371,029	3,854,990	-	6,119	(2,709)
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,559	6,286	27,415	40,430	821,129	-	5,413	65,559

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class S	119,790	10,376	48,417	81,749	$1,108,518	$-		$-	$166,970
MassMutual Select Small Company Growth Fund, Class S	59,084	9,372	28,901	39,555	546,653	-		-	60,556
MassMutual Select Small Company Value Fund, Class Z	26,815	6,693	17,122	16,386	274,792	37		4,024	36,319
MassMutual Select Strategic Bond Fund, Class S	323,921	50,726	70,770	303,877	3,081,312	-		-	50,116
MM MSCI EAFE International Index Fund, Class Z	308,804	98,567	101,478	305,893	4,157,091	2,680		6,296	168,019
MM Russell 2000 Small Cap Index Fund, Class Z	143,449	18,252	52,052	109,649	1,524,127	315		7,127	77,318
MM S&P Mid Cap Index Fund, Class Z	157,144	53,590	56,724	154,010	2,089,918	144		2,134	112,535
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	869,914	230,903	639,011	1,936,203	-		-	(28,311)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	810,587	80,859	891,446	-	-	-		-	(111,337)
Oppenheimer Developing Markets Fund, Class I*	-	61,042	11,981	49,061	1,795,615	-		-	8,879
Oppenheimer Developing Markets Fund, Class Y*	34,377	4,909	39,286	-	-	-		-	129,351
Oppenheimer Global Real Estate Fund, Class I*	-	68,823	5,781	63,042	629,790	5,113		-	(3,722)
Oppenheimer International Bond Fund, Class I*	-	212,896	12,491	200,405	1,218,464	13,787		-	(5,623)
Oppenheimer Real Estate Fund, Class I*	-	91,300	28,798	62,502	1,448,791	21,666		-	(23,238)
Oppenheimer Real Estate Fund, Class Y*	88,711	2,933	91,644	-	-	5,643		-	565,998

					$102,766,992	$155,637		$88,985	$3,962,410

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	87,063	176,534	50,833	212,764	$2,397,851	$-		$-	$(16,350)
MassMutual Premier Disciplined Growth Fund, Class S	40,678	58,083	25,691	73,070	968,903	-		-	54,618
MassMutual Premier Disciplined Value Fund, Class S	39,584	54,380	24,987	68,977	935,332	-		-	65,888
MassMutual Premier Focused International Fund, Class Z	5,796	9,129	5,737	9,188	114,752	-		-	3,717
MassMutual Premier High Yield Fund, Class Z	18,703	26,424	9,349	35,778	360,284	-		-	4,820
MassMutual Premier Inflation-Protected and Income Fund, Class Z	50,158	90,766	24,086	116,838	1,285,217	-		-	(15,832)
MassMutual Premier International Bond Fund, Class S	22,481	13,123	10,887	24,717	240,002	-		-	(7,602)
MassMutual Premier International Equity Fund, Class S	12,057	17,159	12,414	16,802	267,483	-		-	20,635
MassMutual Premier Money Market Fund, Class S	3,799	66,107	4,801	65,105	65,105	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	50,899	131,627	28,588	153,938	1,628,669	-		-	(3,796)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	15,135	24,544	6,168	33,511	391,412	-		-	(476)
MassMutual Select Blue Chip Growth Fund, Class S	10,190	13,973	8,497	15,666	250,808	79		-	21,583

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Select Diversified International Fund, Class S	25,592	35,972	24,949	36,615	$272,778	$459	$-	$21,363
MassMutual Select Diversified Value Fund, Class S	12,420	16,984	8,820	20,584	254,622	10	-	19,465
MassMutual Select Focused Value Fund, Class Z	11,060	15,919	8,131	18,848	444,065	-	6,819	31,603
MassMutual Select Fundamental Growth Fund, Class S	19,614	27,007	15,280	31,341	249,159	4	-	15,484
MassMutual Select Fundamental Value Fund, Class Z	13,056	17,853	9,790	21,119	290,806	-	-	21,580
MassMutual Select Growth Opportunities Fund, Class Z	12,541	17,379	10,236	19,684	217,706	133	1,547	16,449
MassMutual Select Large Cap Value Fund, Class S	12,192	16,883	9,667	19,408	182,237	40	150	(13,686)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	9,414	12,679	7,513	14,580	274,981	-	1,651	13,627
MassMutual Select Mid-Cap Value Fund, Class Z	19,118	24,939	19,615	24,442	334,617	116	-	38,098
MassMutual Select Overseas Fund, Class Z	55,335	79,230	42,549	92,016	789,494	19,463	-	58,404
MassMutual Select PIMCO Total Return Fund, Class Z	19,659	37,720	10,462	46,917	487,470	-	743	(763)
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,531	7,158	4,776	7,913	160,714	-	1,016	12,344
MassMutual Select Small Cap Value Equity Fund, Class S	10,446	12,763	7,208	16,001	216,973	-	-	18,105
MassMutual Select Small Company Growth Fund, Class S	5,263	7,241	4,766	7,738	106,944	-	-	9,444
MassMutual Select Small Company Value Fund, Class Z	2,474	3,551	2,817	3,208	53,797	7	756	4,980
MassMutual Select Strategic Bond Fund, Class S	17,365	32,735	11,676	38,424	389,615	-	-	(1,769)
MM MSCI EAFE International Index Fund, Class Z	27,735	45,246	12,177	60,804	826,324	511	1,201	19,932
MM Russell 2000 Small Cap Index Fund, Class Z	12,921	16,064	7,525	21,460	298,295	59	1,338	12,735
MM S&P Mid Cap Index Fund, Class Z	13,620	22,929	6,444	30,105	408,531	27	401	12,654
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	140,273	25,100	115,173	348,975	-	-	(3,097)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	63,549	38,578	102,127	-	-	-	-	(9,774)
Oppenheimer Developing Markets Fund, Class I*	-	11,015	2,703	8,312	304,204	-	-	1,511
Oppenheimer Developing Markets Fund, Class Y*	2,922	1,865	4,787	-	-	-	-	6,913
Oppenheimer Global Real Estate Fund, Class I*	-	12,644	836	11,808	117,962	816	-	(619)
Oppenheimer International Bond Fund, Class I*	-	61,569	6,145	55,424	336,976	3,482	-	(1,627)
Oppenheimer Real Estate Fund, Class I*	-	14,902	3,192	11,710	271,442	3,254	-	(3,202)
Oppenheimer Real Estate Fund, Class Y*	7,036	3,884	10,920	-	-	659	-	28,510

					$16,544,505	$29,119	$15,622	$455,869

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,741,093	1,139,020	403,256	3,476,857	$39,184,173	$-	$-	$(37,497)
MassMutual Premier Disciplined Growth Fund, Class S	2,314,177	334,721	523,321	2,125,577	28,185,153	-	-	3,351,949
MassMutual Premier Disciplined Value Fund, Class S	2,252,881	270,222	516,458	2,006,645	27,210,110	-	-	2,105,578
MassMutual Premier Focused International Fund, Class Z	357,786	65,423	134,119	289,090	3,610,733	-	-	(1,644)
MassMutual Premier High Yield Fund, Class Z	1,471,892	414,019	590,939	1,294,972	13,040,367	-	-	612,757
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,837,709	876,916	501,368	2,213,257	24,345,825	-	-	31,715
MassMutual Premier International Bond Fund, Class S	1,037,370	91,060	232,801	895,629	8,696,561	-	-	(94,681)
MassMutual Premier International Equity Fund, Class S	746,990	92,789	311,192	528,587	8,415,107	-	-	581,102
MassMutual Premier Money Market Fund, Class S	118,547	799,143	175,504	742,186	742,186	16	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,727,543	1,386,373	380,638	2,733,278	28,918,077	-	-	(101,679)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	943,097	134,952	153,321	924,728	10,800,820	-	-	(660,394)
MassMutual Select Blue Chip Growth Fund, Class S	766,518	109,407	229,530	646,395	10,348,780	3,321	-	1,187,672
MassMutual Select Diversified International Fund, Class S	1,605,140	187,560	640,793	1,151,907	8,581,706	14,722	-	885,243
MassMutual Select Diversified Value Fund, Class S	953,727	124,625	236,696	841,656	10,411,286	422	-	873,393
MassMutual Select Focused Value Fund, Class Z	569,957	119,069	199,696	489,330	11,528,621	-	180,538	1,093,758
MassMutual Select Fundamental Growth Fund, Class S	1,476,060	206,182	389,343	1,292,899	10,278,544	179	-	522,760
MassMutual Select Fundamental Value Fund, Class Z	984,289	132,012	252,833	863,468	11,889,953	-	-	697,984
MassMutual Select Growth Opportunities Fund, Class Z	945,048	127,663	260,882	811,829	8,978,832	5,571	64,809	435,116
MassMutual Select Large Cap Value Fund, Class S	894,901	126,655	228,244	793,312	7,449,201	1,688	6,282	(419,087)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	546,742	71,168	198,889	419,021	7,902,734	-	48,401	159,925
MassMutual Select Mid-Cap Value Fund, Class Z	1,108,062	131,694	537,141	702,615	9,618,798	3,398	-	979,601
MassMutual Select Overseas Fund, Class Z	3,477,755	488,759	1,071,628	2,894,886	24,838,123	624,321	-	721,665
MassMutual Select PIMCO Total Return Fund, Class Z	619,155	236,395	90,129	765,421	7,952,720	-	12,361	(4,986)
MassMutual Select Small Cap Growth Equity Fund, Class Z	344,383	49,805	147,403	246,785	5,012,207	-	32,312	397,371
MassMutual Select Small Cap Value Equity Fund, Class S	664,956	70,437	236,359	499,034	6,766,896	-	-	718,912
MassMutual Select Small Company Growth Fund, Class S	339,104	48,704	146,354	241,454	3,336,894	-	-	348,704
MassMutual Select Small Company Value Fund, Class Z	147,959	46,166	94,084	100,041	1,677,681	223	24,023	176,363
MassMutual Select Strategic Bond Fund, Class S	546,648	210,958	130,722	626,884	6,356,604	-	-	176,087
MM MSCI EAFE International Index Fund, Class Z	1,660,061	535,993	283,550	1,912,504	25,990,930	16,398	38,528	492,594

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income		Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
MM Russell 2000 Small Cap Index Fund, Class Z	783,868	130,365	244,907	669,326	$9,303,625	$1,878		$42,546	$356,499
MM S&P Mid Cap Index Fund, Class Z	740,035	303,087	177,726	865,396	11,743,422	790		11,733	350,148
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,613,802	1,113,468	3,500,334	10,606,011	-		-	(134,387)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,078,818	326,668	4,405,486	-	-	-		-	(782,725)
Oppenheimer Developing Markets Fund, Class I*	-	346,906	51,553	295,353	10,809,906	-		-	43,036
Oppenheimer Developing Markets Fund, Class Y*	182,156	16,132	198,288	-	-	-		-	622,841
Oppenheimer Global Real Estate Fund, Class I*	-	399,910	27,988	371,922	3,715,503	29,509		-	(20,587)
Oppenheimer International Bond Fund, Class I*	-	969,931	91,103	878,828	5,343,275	54,482		-	(15,112)
Oppenheimer Real Estate Fund, Class I*	-	474,962	106,179	368,783	8,548,398	123,568		-	(115,208)
Oppenheimer Real Estate Fund, Class Y*	447,492	12,322	459,814	-	-	28,255		-	2,995,911

					$432,139,762	$908,741		$461,533	$18,530,697

RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	21,908	99,772	33,596	88,084	$992,710	$-		$-	$(9,058)
MassMutual Premier Disciplined Growth Fund, Class S	32,706	84,723	27,576	89,853	1,191,451	-		-	72,385
MassMutual Premier Disciplined Value Fund, Class S	31,853	79,263	26,533	84,583	1,146,944	-		-	81,455
MassMutual Premier Focused International Fund, Class Z	5,676	15,714	7,675	13,715	171,302	-		-	5,948
MassMutual Premier High Yield Fund, Class Z	25,481	65,836	19,335	71,982	724,858	-		-	11,796
MassMutual Premier Inflation-Protected and Income Fund, Class Z	16,215	58,303	13,720	60,798	668,781	-		-	(12,173)
MassMutual Premier International Bond Fund, Class S	13,544	13,740	12,228	15,056	146,194	-		-	(8,209)
MassMutual Premier International Equity Fund, Class S	11,811	29,521	16,263	25,069	399,091	-		-	33,260
MassMutual Premier Money Market Fund, Class S	300	8,720	1,304	7,716	7,716	-	#	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	15,570	100,102	43,819	71,853	760,206	-		-	(1,365)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	14,006	39,971	8,618	45,359	529,798	-		-	(3,124)
MassMutual Select Blue Chip Growth Fund, Class S	12,318	30,940	12,066	31,192	499,388	168		-	39,342
MassMutual Select Diversified International Fund, Class S	25,229	62,407	32,945	54,691	407,445	731		-	29,662
MassMutual Select Diversified Value Fund, Class S	15,183	37,629	12,270	40,542	501,509	21		-	33,888
MassMutual Select Focused Value Fund, Class Z	7,413	20,491	8,705	19,199	452,321	-		7,424	40,248
MassMutual Select Fundamental Growth Fund, Class S	23,720	59,225	20,578	62,367	495,815	9		-	25,244
MassMutual Select Fundamental Value Fund, Class Z	15,818	39,249	13,479	41,588	572,669	-		-	35,612

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (Continued)
MassMutual Select Growth Opportunities Fund, Class Z	15,182	38,879	14,856	39,205	$433,611	$282	$3,275	$27,461
MassMutual Select Large Cap Value Fund, Class S	14,585	37,155	13,524	38,216	358,848	85	318	(13,134)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	8,034	19,193	8,576	18,651	351,763	-	2,256	20,912
MassMutual Select Mid-Cap Value Fund, Class Z	16,304	37,709	22,750	31,263	427,985	158	-	44,555
MassMutual Select Overseas Fund, Class Z	54,523	137,404	54,632	137,295	1,177,990	31,037	-	84,689
MassMutual Select PIMCO Total Return Fund, Class Z	4,959	20,899	6,511	19,347	201,020	-	330	(1,043)
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,749	13,384	6,714	12,419	252,228	-	1,703	21,932
MassMutual Select Small Cap Value Equity Fund, Class S	10,903	24,170	9,935	25,138	340,867	-	-	30,242
MassMutual Select Small Company Growth Fund, Class S	5,532	12,486	5,876	12,142	167,805	-	-	14,307
MassMutual Select Small Company Value Fund, Class Z	2,521	6,518	3,998	5,041	84,540	12	1,267	8,393
MassMutual Select Strategic Bond Fund, Class S	4,370	18,215	6,745	15,840	160,619	-	-	(618)
MM MSCI EAFE International Index Fund, Class Z	24,637	77,876	11,605	90,908	1,235,443	816	1,917	25,278
MM Russell 2000 Small Cap Index Fund, Class Z	12,244	30,790	9,325	33,709	468,550	99	2,243	20,231
MM S&P Mid Cap Index Fund, Class Z	10,387	33,750	5,614	38,523	522,757	37	548	13,356
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	191,471	39,208	152,263	461,357	-	-	(6,102)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	60,266	48,473	108,739	-	-	-	-	(16,839)
Oppenheimer Developing Markets Fund, Class I*	-	15,183	3,051	12,132	444,031	-	-	3,469
Oppenheimer Developing Markets Fund, Class Y*	2,708	2,193	4,901	-	-	-	-	7,200
Oppenheimer Global Real Estate Fund, Class I*	-	18,433	1,892	16,541	165,244	4,919	-	(1,140)
Oppenheimer International Bond Fund, Class I*	-	79,309	9,703	69,606	423,206	1,093	-	(3,620)
Oppenheimer Real Estate Fund, Class I*	-	20,180	3,796	16,384	379,781	4,368	-	(6,015)
Oppenheimer Real Estate Fund, Class Y*	6,383	4,009	10,392	-	-	652	-	28,175

					$17,725,843	$44,487	$21,281	$676,600

RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	950,791	555,311	211,041	1,295,061	$14,595,335	$-	$-	$(65,439)
MassMutual Premier Disciplined Growth Fund, Class S	1,963,987	359,167	396,837	1,926,317	25,542,968	-	-	2,698,259
MassMutual Premier Disciplined Value Fund, Class S	1,912,297	301,052	394,512	1,818,837	24,663,430	-	-	1,767,254
MassMutual Premier Focused International Fund, Class Z	371,846	81,608	128,142	325,312	4,063,142	-	-	(3,570)
MassMutual Premier High Yield Fund, Class Z	1,311,730	539,499	438,520	1,412,709	14,225,979	-	-	503,189
MassMutual Premier Inflation-Protected and Income Fund, Class Z	669,803	476,033	257,886	887,950	9,767,446	-	-	(5,565)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
MassMutual Premier International Bond Fund, Class S	682,403	96,207	159,200	619,410	$6,014,474	$-	$-	$(99,215)
MassMutual Premier International Equity Fund, Class S	776,565	119,255	300,999	594,821	9,469,545	-	-	266,102
MassMutual Premier Short-Duration Bond Fund, Class Z	659,504	637,891	215,890	1,081,505	11,442,320	-	-	(61,167)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	910,052	142,335	136,922	915,465	10,692,628	-	-	(596,938)
MassMutual Select Blue Chip Growth Fund, Class S	856,512	137,070	219,126	774,456	12,399,040	3,950	-	1,894,347
MassMutual Select Diversified International Fund, Class S	1,668,557	217,013	589,412	1,296,158	9,656,375	16,491	-	540,793
MassMutual Select Diversified Value Fund, Class S	1,065,676	157,296	219,891	1,003,081	12,408,107	502	-	997,131
MassMutual Select Focused Value Fund, Class Z	447,119	108,017	151,512	403,624	9,509,376	-	148,250	827,159
MassMutual Select Fundamental Growth Fund, Class S	1,649,367	244,197	344,454	1,549,110	12,315,422	213	-	483,330
MassMutual Select Fundamental Value Fund, Class Z	1,099,761	167,926	238,595	1,029,092	14,170,592	-	-	666,586
MassMutual Select Growth Opportunities Fund, Class Z	1,055,959	165,640	249,015	972,584	10,756,778	6,628	77,097	421,823
MassMutual Select Large Cap Value Fund, Class S	999,734	155,407	209,672	945,469	8,877,950	2,008	7,473	(259,589)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	515,660	68,495	155,447	428,708	8,085,437	-	49,282	106,498
MassMutual Select Mid-Cap Value Fund, Class Z	1,048,912	129,215	459,255	718,872	9,841,352	3,459	-	877,758
MassMutual Select Overseas Fund, Class Z	3,592,536	564,629	899,482	3,257,683	27,950,924	699,344	-	605,950
MassMutual Select PIMCO Total Return Fund, Class Z	208,559	106,926	30,662	284,823	2,959,315	-	4,588	(2,793)
MassMutual Select Small Cap Growth Equity Fund, Class Z	386,293	58,915	139,670	305,538	6,205,471	-	39,823	450,680
MassMutual Select Small Cap Value Equity Fund, Class S	736,159	102,499	220,877	617,781	8,377,107	-	-	700,187
MassMutual Select Small Company Growth Fund, Class S	371,257	46,582	118,899	298,940	4,131,345	-	-	292,628
MassMutual Select Small Company Value Fund, Class Z	165,938	44,500	86,580	123,858	2,077,096	275	29,611	179,447
MassMutual Select Strategic Bond Fund, Class S	189,688	121,536	77,945	233,279	2,365,445	-	-	45,402
MM MSCI EAFE International Index Fund, Class Z	1,711,125	574,582	133,952	2,151,755	29,242,344	18,380	43,185	258,343
MM Russell 2000 Small Cap Index Fund, Class Z	876,785	165,718	213,887	828,616	11,517,765	2,315	52,445	310,008
MM S&P Mid Cap Index Fund, Class Z	705,629	279,005	99,251	885,383	12,014,649	805	11,961	194,140
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	4,531,273	1,087,337	3,443,936	10,435,125	-	-	(130,720)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,842,209	498,067	4,340,276	-	-	-	-	(768,443)
Oppenheimer Developing Markets Fund, Class I*	-	367,125	45,203	321,922	11,782,356	-	-	34,223
Oppenheimer Developing Markets Fund, Class Y*	175,580	16,122	191,702	-	-	-	-	611,960
Oppenheimer Global Real Estate Fund, Class I*	-	408,519	30,578	377,941	3,775,626	29,793	-	(22,086)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
Oppenheimer International Bond Fund, Class I*	-	808,223	40,434	767,789	$4,668,159	$46,384	$-	$(11,323)
Oppenheimer Real Estate Fund, Class I*	-	460,993	86,178	374,815	8,688,203	125,069	-	(123,018)
Oppenheimer Real Estate Fund, Class Y*	406,842	10,563	417,405	-	-	26,605	-	2,674,086

					$384,688,626	$982,221	$463,715	$16,257,417

RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	12,565	40,220	9,679	43,106	$485,805	$-	$-	$(2,606)
MassMutual Premier Disciplined Growth Fund, Class S	26,157	54,825	10,498	70,484	934,614	-	-	33,491
MassMutual Premier Disciplined Value Fund, Class S	25,465	51,199	10,112	66,552	902,448	-	-	34,929
MassMutual Premier Focused International Fund, Class Z	5,411	12,021	4,543	12,889	160,978	-	-	3,751
MassMutual Premier High Yield Fund, Class Z	14,584	33,996	7,398	41,182	414,704	-	-	4,668
MassMutual Premier Inflation-Protected and Income Fund, Class Z	7,036	21,058	3,291	24,803	272,831	-	-	(2,255)
MassMutual Premier International Bond Fund, Class S	9,057	8,075	4,338	12,794	124,233	-	-	(2,627)
MassMutual Premier International Equity Fund, Class S	11,248	22,498	10,180	23,566	375,166	-	-	20,909
MassMutual Premier Short-Duration Bond Fund, Class Z	7,177	45,198	16,754	35,621	376,868	-	-	(888)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	13,119	29,544	2,838	39,825	465,160	-	-	(6,339)
MassMutual Select Blue Chip Growth Fund, Class S	13,292	26,702	6,890	33,104	529,990	157	-	26,047
MassMutual Select Diversified International Fund, Class S	23,806	47,409	19,876	51,339	382,478	608	-	17,419
MassMutual Select Diversified Value Fund, Class S	16,088	32,291	5,612	42,767	529,027	20	-	16,854
MassMutual Select Focused Value Fund, Class Z	6,351	13,420	3,967	15,804	372,354	-	5,405	19,366
MassMutual Select Fundamental Growth Fund, Class S	25,569	51,080	10,433	66,216	526,418	8	-	13,458
MassMutual Select Fundamental Value Fund, Class Z	17,057	33,795	6,976	43,876	604,171	-	-	20,607
MassMutual Select Growth Opportunities Fund, Class Z	16,365	33,489	8,275	41,579	459,864	263	3,064	14,130
MassMutual Select Large Cap Value Fund, Class S	16,094	32,336	8,116	40,314	378,551	80	297	(16,951)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,424	14,284	4,568	17,140	323,261	-	1,833	10,217
MassMutual Select Mid-Cap Value Fund, Class Z	15,113	27,943	14,317	28,739	393,434	129	-	29,457
MassMutual Select Overseas Fund, Class Z	51,170	105,158	27,281	129,047	1,107,225	25,787	-	37,820
MassMutual Select PIMCO Total Return Fund, Class Z	2,780	8,407	1,681	9,506	98,767	-	144	93
MassMutual Select Small Cap Growth Equity Fund, Class Z	5,703	10,861	4,249	12,315	250,123	-	1,495	12,401
MassMutual Select Small Cap Value Equity Fund, Class S	10,712	19,766	5,577	24,901	337,659	-	-	17,607

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
MassMutual Select Small Company Growth Fund, Class S	5,418	9,881	3,247	12,052	$166,561	$-	$-	$8,253
MassMutual Select Small Company Value Fund, Class Z	2,505	5,327	2,838	4,994	83,744	10	1,110	5,857
MassMutual Select Strategic Bond Fund, Class S	2,500	7,501	2,216	7,785	78,944	-	-	80
MM MSCI EAFE International Index Fund, Class Z	23,211	65,216	3,193	85,234	1,158,324	678	1,593	5,751
MM Russell 2000 Small Cap Index Fund, Class Z	12,114	26,317	5,032	33,399	464,250	87	1,969	6,885
MM S&P Mid Cap Index Fund, Class Z	9,776	27,957	2,334	35,399	480,359	30	446	4,278
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	148,473	15,835	132,638	401,894	-	-	(2,129)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	53,902	46,589	100,491	-	-	-	-	(16,457)
Oppenheimer Developing Markets Fund, Class I*	-	12,638	1,052	11,586	424,051	-	-	1,281
Oppenheimer Developing Markets Fund, Class Y*	2,534	2,297	4,831	-	-	-	-	6,668
Oppenheimer Global Real Estate Fund, Class I*	-	15,526	784	14,742	147,277	933	-	(628)
Oppenheimer International Bond Fund, Class I*	-	43,289	5,719	37,570	228,426	2,383	-	(1,013)
Oppenheimer Real Estate Fund, Class I*	-	16,182	1,555	14,627	339,064	3,827	-	(2,566)
Oppenheimer Real Estate Fund, Class Y*	5,749	4,191	9,940	-	-	566	-	27,478

					$14,779,023	$35,566	$17,356	$345,296

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	578,478	265,970	144,931	699,517	$7,883,551	$-	$-	$(10,632)
MassMutual Premier Disciplined Growth Fund, Class S	1,109,210	250,974	260,299	1,099,885	14,584,472	-	-	1,555,258
MassMutual Premier Disciplined Value Fund, Class S	1,080,147	217,124	258,848	1,038,423	14,081,013	-	-	1,641,077
MassMutual Premier Focused International Fund, Class Z	248,000	60,470	89,057	219,413	2,740,467	-	-	(1,229)
MassMutual Premier High Yield Fund, Class Z	560,891	266,771	238,826	588,836	5,929,574	-	-	241,058
MassMutual Premier Inflation-Protected and Income Fund, Class Z	263,701	173,873	101,180	336,394	3,700,338	-	-	(66,798)
MassMutual Premier International Bond Fund, Class S	386,026	37,224	101,705	321,545	3,122,203	-	-	(79,604)
MassMutual Premier International Equity Fund, Class S	517,923	87,273	204,001	401,195	6,387,029	-	-	86,386
MassMutual Premier Short-Duration Bond Fund, Class Z	286,953	398,375	113,009	572,319	6,055,137	-	-	(29,345)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	624,485	112,369	117,831	619,023	7,230,190	-	-	(508,392)
MassMutual Select Blue Chip Growth Fund, Class S	660,911	126,395	181,947	605,359	9,691,802	3,028	-	1,472,150
MassMutual Select Diversified International Fund, Class S	1,112,175	170,736	408,651	874,260	6,513,238	10,934	-	70,755
MassMutual Select Diversified Value Fund, Class S	821,469	143,778	184,660	780,587	9,655,864	385	-	920,404
MassMutual Select Focused Value Fund, Class Z	291,773	64,977	90,837	265,913	6,264,899	-	96,013	471,013

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class S	1,272,673	230,273	292,098	1,210,848	$9,626,238	$163	$-	$390,901
MassMutual Select Fundamental Value Fund, Class Z	848,611	150,810	198,596	800,825	11,027,365	-	-	539,416
MassMutual Select Growth Opportunities Fund, Class Z	814,630	151,005	205,414	760,221	8,408,044	5,081	59,100	331,141
MassMutual Select Large Cap Value Fund, Class S	772,482	137,712	174,454	735,740	6,908,599	1,539	5,728	(246,355)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	347,844	54,257	107,656	294,445	5,553,234	-	33,269	87,049
MassMutual Select Mid-Cap Value Fund, Class Z	709,134	102,311	317,704	493,741	6,759,313	2,335	-	606,280
MassMutual Select Overseas Fund, Class Z	2,385,278	455,422	643,447	2,197,253	18,852,435	463,606	-	434,209
MassMutual Select PIMCO Total Return Fund, Class Z	127,015	56,088	28,623	154,480	1,605,047	-	2,441	(86)
MassMutual Select Small Cap Growth Equity Fund, Class Z	263,268	47,023	96,980	213,311	4,332,352	-	27,329	330,644
MassMutual Select Small Cap Value Equity Fund, Class S	502,739	88,561	159,991	431,309	5,848,546	-	-	507,244
MassMutual Select Small Company Growth Fund, Class S	255,212	38,346	84,858	208,700	2,884,238	-	-	207,939
MassMutual Select Small Company Value Fund, Class Z	113,260	33,235	60,025	86,470	1,450,100	189	20,321	138,814
MassMutual Select Strategic Bond Fund, Class S	115,413	60,904	49,799	126,518	1,282,897	-	-	27,746
MM MSCI EAFE International Index Fund, Class Z	1,148,797	407,002	104,432	1,451,367	19,724,078	12,183	28,625	182,883
MM Russell 2000 Small Cap Index Fund, Class Z	598,620	138,017	158,130	578,507	8,041,254	1,588	35,983	228,117
MM S&P Mid Cap Index Fund, Class Z	481,310	197,832	71,040	608,102	8,251,939	543	8,074	130,201
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	2,863,747	656,494	2,207,253	6,687,976	-	-	(85,421)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	2,393,707	360,696	2,754,403	-	-	-	-	(475,477)
Oppenheimer Developing Markets Fund, Class I*	-	247,417	31,339	216,078	7,908,454	-	-	20,953
Oppenheimer Developing Markets Fund, Class Y*	120,147	13,647	133,794	-	-	-	-	398,858
Oppenheimer Global Real Estate Fund, Class I*	-	267,819	19,102	248,717	2,484,683	19,723	-	(13,278)
Oppenheimer International Bond Fund, Class I*	-	428,937	8,425	420,512	2,556,713	24,744	-	(4,174)
Oppenheimer Real Estate Fund, Class I*	-	312,794	66,140	246,654	5,717,436	82,901	-	(80,570)
Oppenheimer Real Estate Fund, Class Y*	264,049	22,421	286,470	-	-	18,078	-	1,644,780

					$249,750,718	$647,020	$316,883	$11,063,915

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	3,105	9,096	2,123	10,078	$113,575	$-	$-	$(387)
MassMutual Premier Disciplined Growth Fund, Class S	14,739	26,868	6,810	34,797	461,402	-	-	20,226
MassMutual Premier Disciplined Value Fund, Class S	14,353	25,186	6,674	32,865	445,654	-	-	22,098
MassMutual Premier Focused International Fund, Class Z	3,427	6,602	2,714	7,315	91,370	-	-	2,195

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
MassMutual Premier High Yield Fund, Class Z	2,758	7,116	2,070	7,804	$78,583	$-	$-	$596
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,252	4,265	1,206	4,311	47,416	-	-	(818)
MassMutual Premier International Bond Fund, Class S	2,111	2,231	1,688	2,654	25,775	-	-	(1,029)
MassMutual Premier International Equity Fund, Class S	7,133	12,438	6,202	13,369	212,832	-	-	12,332
MassMutual Premier Short-Duration Bond Fund, Class Z	1,465	10,138	3,403	8,200	86,761	-	-	(138)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,556	15,987	2,705	21,838	255,068	-	-	(4,455)
MassMutual Select Blue Chip Growth Fund, Class S	9,334	16,504	4,890	20,948	335,384	98	-	17,799
MassMutual Select Diversified International Fund, Class S	15,184	25,858	11,909	29,133	217,042	343	-	10,088
MassMutual Select Diversified Value Fund, Class S	11,423	19,954	4,399	26,978	333,723	13	-	12,632
MassMutual Select Focused Value Fund, Class Z	3,986	7,150	2,331	8,805	207,435	-	2,990	10,272
MassMutual Select Fundamental Growth Fund, Class S	17,959	31,439	7,493	41,905	333,145	5	-	9,017
MassMutual Select Fundamental Value Fund, Class Z	11,985	20,868	5,170	27,683	381,199	-	-	14,554
MassMutual Select Growth Opportunities Fund, Class Z	11,501	20,452	5,646	26,307	290,958	165	1,923	8,654
MassMutual Select Large Cap Value Fund, Class S	11,149	20,110	5,830	25,429	238,777	50	186	(12,565)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,782	7,990	2,910	9,862	186,006	-	1,048	5,927
MassMutual Select Mid-Cap Value Fund, Class Z	9,752	15,699	8,909	16,542	226,455	74	-	17,509
MassMutual Select Overseas Fund, Class Z	32,534	57,386	16,680	73,240	628,402	14,531	-	22,106
MassMutual Select PIMCO Total Return Fund, Class Z	726	2,037	536	2,227	23,143	-	33	(29)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,682	6,274	2,778	7,178	145,793	-	865	7,588
MassMutual Select Small Cap Value Equity Fund, Class S	6,729	11,618	3,839	14,508	196,730	-	-	11,361
MassMutual Select Small Company Growth Fund, Class S	3,414	5,678	2,074	7,018	96,993	-	-	4,945
MassMutual Select Small Company Value Fund, Class Z	1,618	3,145	1,855	2,908	48,761	6	643	3,748
MassMutual Select Strategic Bond Fund, Class S	618	2,207	998	1,827	18,521	-	-	51
MM MSCI EAFE International Index Fund, Class Z	15,195	35,999	2,840	48,354	657,132	382	898	3,887
MM Russell 2000 Small Cap Index Fund, Class Z	7,977	15,332	3,845	19,464	270,549	50	1,139	4,432
MM S&P Mid Cap Index Fund, Class Z	6,452	15,930	2,016	20,366	276,369	17	255	3,112
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	84,918	12,888	72,030	218,252	-	-	(1,164)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	31,931	30,410	62,341	-	-	-	-	(10,618)
Oppenheimer Developing Markets Fund, Class I*	-	7,576	770	6,806	249,114	-	-	511
Oppenheimer Developing Markets Fund, Class Y*	1,650	1,557	3,207	-	-	-	-	4,231

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
Oppenheimer Global Real Estate Fund, Class I*	-	8,334	164	8,170	$81,618	$562	$-	$(132)
Oppenheimer International Bond Fund, Class I*	-	9,319	165	9,154	55,656	519	-	(86)
Oppenheimer Real Estate Fund, Class I*	-	9,328	1,219	8,109	187,966	2,332	-	(910)
Oppenheimer Real Estate Fund, Class Y*	3,518	3,100	6,618	-	-	407	-	18,509

					$7,723,559	$19,554	$9,980	$216,049

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	52,655	51,229	22,405	81,479	$918,263	$-	$-	$(3,315)
MassMutual Premier Disciplined Growth Fund, Class S	247,804	128,354	62,331	313,827	4,161,352	-	-	197,070
MassMutual Premier Disciplined Value Fund, Class S	241,377	117,289	62,308	296,357	4,018,607	-	-	219,193
MassMutual Premier Focused International Fund, Class Z	57,439	31,835	23,320	65,955	823,773	-	-	23,108
MassMutual Premier High Yield Fund, Class Z	47,307	49,803	33,472	63,638	640,837	-	-	7,571
MassMutual Premier Inflation-Protected and Income Fund, Class Z	21,695	28,594	15,153	35,137	386,503	-	-	(13,331)
MassMutual Premier International Bond Fund, Class S	35,052	6,964	16,260	25,755	250,082	-	-	(7,781)
MassMutual Premier International Equity Fund, Class S	119,994	52,197	51,595	120,596	1,919,883	-	-	139,351
MassMutual Premier Short-Duration Bond Fund, Class Z	24,733	64,980	23,400	66,313	701,590	-	-	(3,338)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	145,462	71,884	26,939	190,407	2,223,949	-	-	(31,317)
MassMutual Select Blue Chip Growth Fund, Class S	157,302	77,917	46,287	188,932	3,024,805	930	-	196,217
MassMutual Select Diversified International Fund, Class S	257,405	118,429	113,062	262,773	1,957,655	3,237	-	114,979
MassMutual Select Diversified Value Fund, Class S	194,907	92,195	43,735	243,368	3,010,464	118	-	152,956
MassMutual Select Focused Value Fund, Class Z	67,319	34,071	21,993	79,397	1,870,602	-	28,244	118,159
MassMutual Select Fundamental Growth Fund, Class S	302,908	145,355	70,341	377,922	3,004,476	50	-	96,635
MassMutual Select Fundamental Value Fund, Class Z	202,005	96,139	48,468	249,676	3,438,040	-	-	170,061
MassMutual Select Growth Opportunities Fund, Class Z	193,869	95,340	51,951	237,258	2,624,070	1,561	18,161	89,437
MassMutual Select Large Cap Value Fund, Class S	184,810	87,223	42,649	229,383	2,153,910	473	1,760	(80,830)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	80,294	35,921	27,268	88,947	1,677,544	-	9,899	74,040
MassMutual Select Mid-Cap Value Fund, Class Z	164,097	67,960	82,909	149,149	2,041,848	695	-	168,107
MassMutual Select Overseas Fund, Class Z	551,517	272,514	163,565	660,465	5,666,794	137,273	-	283,014
MassMutual Select PIMCO Total Return Fund, Class Z	12,329	11,387	5,712	18,004	187,059	-	281	1,037
MassMutual Select Small Cap Growth Equity Fund, Class Z	61,538	27,655	24,473	64,720	1,314,469	-	8,169	80,321
MassMutual Select Small Cap Value Equity Fund, Class S	112,758	55,630	37,530	130,858	1,774,429	-	-	108,538

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
MassMutual Select Small Company Growth Fund, Class S	57,201	25,239	19,115	63,325	$875,157	$-	$-	$40,533
MassMutual Select Small Company Value Fund, Class Z	26,708	15,646	16,116	26,237	439,993	56	6,073	46,189
MassMutual Select Strategic Bond Fund, Class S	10,533	14,698	10,485	14,745	149,515	-	-	219
MM MSCI EAFE International Index Fund, Class Z	283,322	184,719	31,849	436,191	5,927,842	3,609	8,480	45,847
MM Russell 2000 Small Cap Index Fund, Class Z	149,600	67,015	41,099	175,517	2,439,679	475	10,760	53,022
MM S&P Mid Cap Index Fund, Class Z	120,915	86,571	23,789	183,697	2,492,763	162	2,404	41,888
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	803,981	150,124	653,857	1,981,186	-	-	(23,871)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	542,646	148,475	691,121	-	-	-	-	(77,482)
Oppenheimer Developing Markets Fund, Class I*	-	71,579	8,075	63,504	2,324,243	-	-	4,650
Oppenheimer Developing Markets Fund, Class Y*	27,979	6,559	34,538	-	-	-	-	95,720
Oppenheimer Global Real Estate Fund, Class I*	-	80,797	6,581	74,217	741,424	5,436	-	(4,516)
Oppenheimer International Bond Fund, Class I*	-	68,291	1,103	67,188	408,506	3,542	-	(549)
Oppenheimer Real Estate Fund, Class I*	-	88,919	15,288	73,631	1,706,767	23,551	-	(22,433)
Oppenheimer Real Estate Fund, Class Y*	60,307	13,020	73,327	-	-	4,571	-	247,262

					$69,278,079	$185,739	$94,231	$2,546,361

RetireSMART 2055 Fund**
MassMutual Premier Core Bond Fund, Class Z	-	1,152	-	1,152	$12,982	$-	$-	$-
MassMutual Premier Disciplined Growth Fund, Class S	-	4,546	-	4,546	60,277	-	-	-
MassMutual Premier Disciplined Value Fund, Class S	-	4,316	29	4,287	58,128	-	-	1
MassMutual Premier Focused International Fund, Class Z	-	957	-	957	11,956	-	-	-
MassMutual Premier High Yield Fund, Class Z	-	929	-	929	9,351	-	-	-
MassMutual Premier Inflation-Protected and Income Fund, Class Z	-	521	9	512	5,628	-	-	2
MassMutual Premier International Bond Fund, Class S	-	682	-	682	6,620	-	-	-
MassMutual Premier International Equity Fund, Class S	-	1,754	6	1,748	27,825	-	-	1
MassMutual Premier Short-Duration Bond Fund, Class Z	-	957	-	957	10,126	-	-	-
MassMutual Premier Strategic Emerging Markets Fund, Class Z	-	2,637	-	2,637	30,805	-	-	-
MassMutual Select Blue Chip Growth Fund, Class S	-	2,756	19	2,737	43,818	-	-	5
MassMutual Select Diversified International Fund, Class S	-	3,808	-	3,808	28,372	-	-	-
MassMutual Select Diversified Value Fund, Class S	-	3,524	-	3,524	43,595	-	-	-
MassMutual Select Focused Value Fund, Class Z	-	1,149	-	1,149	27,069	-	-	-

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 9/30/13	Value as of 9/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2055 Fund (Continued)
MassMutual Select Fundamental Growth Fund, Class S	-	5,480	12	5,468	$43,467	$-	$-	$1
MassMutual Select Fundamental Value Fund, Class Z	-	3,615	-	3,615	49,774	-	-	-
MassMutual Select Growth Opportunities Fund, Class Z	-	3,478	45	3,433	37,966	-	-	13
MassMutual Select Large Cap Value Fund, Class S	-	3,321	-	3,321	31,189	-	-	-
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	-	1,286	-	1,286	24,255	-	-	-
MassMutual Select Mid-Cap Value Fund, Class Z	-	2,158	-	2,158	29,542	-	-	-
MassMutual Select Overseas Fund, Class Z	-	9,666	104	9,562	82,045	-	-	14
MassMutual Select PIMCO Total Return Fund, Class Z	-	264	-	264	2,743	-	-	-
MassMutual Select Small Cap Growth Equity Fund, Class Z	-	939	-	939	19,072	-	-	-
MassMutual Select Small Cap Value Equity Fund, Class S	-	1,891	-	1,891	25,647	-	-	-
MassMutual Select Small Company Growth Fund, Class S	-	918	-	918	12,682	-	-	-
MassMutual Select Small Company Value Fund, Class Z	-	381	-	381	6,388	-	-	-
MassMutual Select Strategic Bond Fund, Class S	-	210	-	210	2,129	-	-	-
MM MSCI EAFE International Index Fund, Class Z	-	6,311	-	6,311	85,764	-	-	-
MM Russell 2000 Small Cap Index Fund, Class Z	-	2,542	-	2,542	35,334	-	-	-
MM S&P Mid Cap Index Fund, Class Z	-	2,660	-	2,660	36,091	-	-	-
Oppenheimer Commodity Strategy Total Return Fund, Class I*	-	9,909	426	9,483	28,733	-	-	(4)
Oppenheimer Developing Markets Fund, Class I*	-	962	5	957	35,009	-	-	3
Oppenheimer Global Real Estate Fund, Class I*	-	1,079	-	1,079	10,782	43	-	-
Oppenheimer International Bond Fund, Class I*	-	481	-	481	2,924	4	-	-
Oppenheimer Real Estate Fund, Class I*	-	1,075	8	1,067	24,729	148	-	2

					$1,002,817	$195	$-	$38

*	Fund advised by OFI Global Asset Management, Inc.
#	Amount is less than $0.50.
**	Fund commenced operations on September 16, 2013.

5. New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7. Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2013, through the date when the Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	11/26/13

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/26/13